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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-1939

ING Investment Funds, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21201
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2004 to November 30, 2004

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

November 30, 2004

Classes A, B, C, M and O

Domestic Equity Growth Funds  Domestic Equity and Income Funds

■  ING Disciplined LargeCap Fund  ■  ING Convertible Fund

■  ING LargeCap Growth Fund  ■  ING Equity and Bond Fund

■  ING MidCap Opportunities Fund  ■  ING Real Estate Fund

■  ING SmallCap Opportunities Fund

Domestic Equity Value Funds

■  ING Financial Services Fund

■  ING LargeCap Value Fund

■  ING MagnaCap Fund

■  ING MidCap Value Fund

■  ING SmallCap Value Fund

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PRESIDENT'S LETTER

Dear Shareholder:

The past year has brought about numerous changes in the mutual funds industry, including requests for additional disclosures. I would like to draw your attention to some additional information you will now see in the reports due, in part, to these new requirements:

•  You will see a new section entitled "Shareholder Expense Examples". These examples are intended to illustrate for you the ongoing costs of investing in a mutual fund and to provide a method to compare those costs with the ongoing costs of investing in other mutual funds.

•  In addition to the normal performance tables included in the Portfolio Managers' Reports, there are now additional graphical or tabular presentations, which illustrate the current holdings of the funds as of the period-end.

•  Each fund now also files its complete schedule of portfolio holdings with the Securities Exchange Commission ("SEC") for the first and third quarters of each fiscal year on
Form N-Q. These Forms are available for shareholders to view on the SEC's website at www.sec.gov.

We welcome these changes and believe that they will provide valuable information to our shareholders. We hope you will find these additional disclosures beneficial and easy to understand.

On behalf of ING Funds, I thank you for your continued support and confidence and look forward to serving you in 2005 and beyond.

Sincerely,

James M. Hennessy
President
ING Funds
January 25, 2005

JAMES M. HENNESSY

MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2004

Two months prior to the start of our fiscal year, the economic outlook had changed radically. On April 2, 2004, a very bullish U.S. employment report had sparked a few days of euphoria that vanished as it became clear that as the job market tightens, inflation picks up and rising interest rates cannot be far away. This was followed up with another strong report in May and by mid-month major stock and bond markets had negative returns for 2004. Markets were off their lows as we started our half year and in this period, as we shall see below, sentiment would undergo two more major reversals, accompanied by record-breaking market movements.

Global equities added 9.0% from the end of May through November according to the Morgan Stanley Capital International ("MSCI") World Index(1) in dollars including net dividends, just under half due to dollar weakness. Among currencies, the euro, yen and pound all gained on the dollar, although the pendulum swung back and forth. Ultimately, the dollar succumbed to record U.S. trade deficits, and latterly, to fears that non-U.S. investors might diversify out of U.S. financial assets. By the end of November 2004, the euro had gained 8.9% and a new all time record against the dollar. The yen rose 6.2% to a level not seen since early 2000, while the pound stood 4.2% higher at a remarkable 12-year peak. On a trade-weighted basis, the dollar plumbed 9-year lows.

Investment grade U.S. fixed income classes initially bore the brunt of fears of a new cycle of rising interest rates from multi-decade low levels, as evidence mounted that inflation was on the rise. In the six months ended November 30, 2004, the Federal Open Market Committee (FOMC) would increase the Federal Reserves Funds rate four times to 2.0%, even as the economy clearly decelerated again. During this time, the total return of the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds was 3.8%. High yield bonds fared comparatively well, the Lehman Brothers U.S. Corporate High Yield Bond Index(3) returning 9.6% for the six months. In a similar vein there was a notable flattening of the yield curve, as short-term interest rates marched up in anticipation of continued monetary tightening, while bond yields ignored this and fell in the face of mostly tame economic data. For the six months, the yield on 10-year Treasury Notes fell by 30 basis points to 4.4%, but the yield on 13-week Treasury Bills rose 113 basis points to 2.2%.

The U.S. equities market in the form of the Standard & Poor's ("S&P") 500 Index(4) rose 5.7% including dividends in the six months ended November 30, 2004. At that point the market was trading at a price to earnings ("P/E") level of just under 16 times 2005 estimated earnings. As mentioned above, strong monthly employment reports from April 2004 set the tone. After an initial scare about the rise in interest rates that this implied, investors regained their nerve and as the Federal Reserve embarked on its tightening cycle at the end of June the market was challenging its best levels of 2004. And yet in the week before the increase the wind seemed to shift again with some unexpectedly downbeat economic releases. From July through October 2004, the employment reports were neutral to shockingly weak, while oil prices continued their rise, peaking on Friday, October 22 at 41% above end of May 2004 levels. This effective deflationary "tax" on worldwide consumers troubled equity markets, and the S&P 500 Index reached its lowest point of 2004 on August 12. From there, however, oil prices retreated by 13% and that, combined with a clear election result, perceived to be business and shareholder friendly, plus a new, powerful employment report, caused sentiment to shift yet again. By the end of November, the S&P 500 Index had breached levels not seen since before September 11, 2001, bolstered by an upward revision to third quarter gross domestic product ("GDP") growth to 3.9%.

In international equities markets, for the six months ended November 30, 2004, Japan rose 4.8% in dollars, according to the MSCI Japan Index(5) with net dividends, but fell 2.6% in yen. At that point, stocks were trading at nearly 16 times 2005 estimated earnings. Initially encouraged by surprisingly strong, export led, 6.1% first quarter GDP growth, investors became disillusioned by a likely slow down in China, rising oil prices and a slumping dollar. By the third quarter, GDP growth had fallen to a depressingly flat 0.1%.

Meanwhile, European excluding ("ex") UK markets gained 15.5% in dollars, about five-eighths due to dollar weakness, according to the MSCI Europe ex UK Index(6) with net dividends. In local currency terms, the region's markets reached a 28-month high during November 2004, and were then trading on average at just over 13 times 2005 estimated earnings. Growth in this region is held back by weak domestic demand, restrained by 8.9% unemployment in inflexible labor markets. This region's main attraction is its relative

MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2004

cheapness; the concern is the fragility of this picture, given its export dependency.

The UK market rose 12.1% in dollars between May and November 2004, based on the MSCI UK Index(7) with net dividends. In pounds, the market rose 7.5%, attaining the highest mark since mid-2002, and traded at about 161/2 times 2005 estimated earnings. Unlike Continental Europe, the UK economy strains at full employment, with over-committed, property owning consumers, enriched (at least in their own minds), by a housing price bubble. The Bank of England has been trying, with five interest rate increases since November 2003, to cool demand and by the end of November seemed to be succeeding.

(1)  The MSCI World Index measures the performance of over 1,400 securities listed on exchanges in the United States, Europe, Canada, Australia, New Zealand and the Far East.

(2)  The Lehman Brothers Aggregate Bond Index is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(3)  The Lehman Brothers U.S. Corporate High Yield Bond Index is generally representative of corporate bonds rated below investment-grade.

(4)  The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(5)  The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6)  The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7)  The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING DISCIPLINED LARGECAP FUND

PORTFOLIO MANAGERS' REPORT

The ING Disciplined LargeCap Fund (the "Fund") seeks capital appreciation. The Fund is managed by a team of investment professionals led by Hugh T.M. Whelan Sr., CFA, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 7.37% compared to the Standard & Poor's ("S&P") 500 Index(4), which returned 5.67% for the same period.

Portfolio Specifics: Performance benefited from good stock selection. Sector allocation, market timing, and other macro themes played no significant role in the Fund's outperformance of its benchmark.

Relative performance during the first five months of this period was positive, but somewhat restrained. The market headed down going into August weighed by oil's ascent and the beginning of a season full of large events, such as the Olympics and the Democratic and Republican conventions, which were perceived to be prime targets for terrorists. As each potential disaster passed without incident, the market slowly drifted up, until by the end of October it was roughly back to where it had started. Throughout this period, we incrementally added value, especially in the information technology and health care sectors. Stock selection in these sectors was helped by our model's earnings quality and valuation factors. Price momentum and other market recognition factors were detrimental to security selection in these sectors. Security selection during this time was weakest in the financials sector where historically successful factors, such as earnings momentum and earnings surprise, failed to provide positive guidance.

A market catalyst emerged after the election. In November, the S&P 500 Index returned a robust 4.1%, and we generated as much outperformance in November as we did in the preceding five months. The markets seemed to ease its concern over macro fears and concentrate more on individual stock stories. Like the first five months of the reporting period, stock selection within the health care and information technology sectors was particularly successful. However, this time the factors that proved to be the strong indicators of performance were market recognition factors, such as price momentum and analyst estimate revision. Factors that tended not to work as well were those that monitor management behavior, such as capital expenditures intensity. Stock selection in November was weakest in the industrial sector.

For the full six-month performance period, roughly half our outperformance came in November and the other half was spread out over the preceding five months. We had strong stock selection in the health care and information technology sector and weak stock selection in the financial and industrial sectors.

Current Strategy and Outlook: Our strategy going forward is to continue our focus on bottom-up stock selection using the criteria of positive business momentum, valuation, and market recognition. The Fund is overweight in the consumer discretionary and energy sectors and underweight in the industrials and financials sectors. However, our overall sector exposures are a result of our bottom-up stock picking and are by design quite close to the S&P 500 Index so that nearly all of our relative performance is driven by individual stock selection.

The outlook for equities is positive with third calendar quarter earnings hitting seventeen percent and the non-farm payroll report almost double expectations. The Federal Reserve signaled its intentions to continue with its "measured" increase in rates and in November lifted the fed funds rate to 2.00%, still considered to be accommodative. Robust corporate profits, strong jobs numbers and inflation fighting Federal Reserve all bode well for equities.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Exxon Mobil Corp.	3.7%
General Electric Co.	3.1%
Microsoft Corp.	2.6%
Johnson & Johnson	2.5%
American International Group, Inc.	2.5%
International Business Machines Corp.	2.4%
Procter & Gamble Co.	2.1%
Citigroup, Inc.	2.0%
Wal-Mart Stores, Inc.	2.0%
Pfizer, Inc.	1.9%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

PORTFOLIO MANAGERS' REPORT

ING DISCIPLINED LARGECAP FUND

  Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	5 Year	Since Inception December 30, 1998
Including Sales Charge:
Class A(1)	6.89%	(4.45)%	(1.69)%
Class B(2)	7.52%	(4.40)%	(1.57)%
Class C(3)	11.52%	(4.01)%	(1.40)%
Excluding Sales Charge:
Class A	13.41%	(3.31)%	(0.70)%
Class B	12.52%	(4.01)%	(1.40)%
Class C	12.52%	(4.01)%	(1.40)%
S&P 500 Index(4)	12.85%	(1.84)%	0.70	%(5)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Disciplined LargeCap Fund against the S&P 500 Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5%, 2% and 1%, respectively, for the 1 year, 5 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(5) Since inception performance for index is shown from
January 1, 1999.

ING LARGECAP GROWTH FUND

PORTFOLIO MANAGERS' REPORT

The ING LargeCap Growth Fund (the "Fund") seeks long-term capital appreciation by investing primarily in equity securities of large U.S. companies. The Fund is managed by Andrew J. Shilling, CFA, Senior Vice President, Partner and Equity Portfolio Manager, Wellington Management Company, LLP - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 0.34% compared to the Russell 1000 Growth Index(4) and the Standard & Poor's ("S&P") 500 Index(5), which returned 0.81% and 5.67%, respectively, for the same period.

Portfolio Specifics: The summer of 2004 weakness in equities was a result of investor focus on several concerns: a softening economy, uncertainty over presidential elections, continued violence in Iraq, and worries of potential terrorist strikes during the political conventions or the Olympics. By fall, many of these worries had been mitigated and America remained free of terrorist attacks. The economy seemed to be moving forward despite record high oil prices. Equity markets generally rallied beginning in September, resulting in positive performance for the six month period.

In this volatile environment, the Fund maintained its focus on stock selection. Wireless handheld device maker Research In Motion Ltd., the top positive contributor to absolute Fund returns, benefited from the introduction of an appealing new messaging and communication device and a software agreement with cell phone giant Nokia Corp. Internet media company Yahoo!, Inc. also boosted results on favorable trends for online advertising and paid search, while online auctioneer eBay, Inc., a consumer discretionary stock, rose on strong international growth and accelerating PayPal metrics.

Unfavorable performance from Apollo Group, Inc. and a handful of health care stocks contributed to the Fund's relative underperformance during the period. Post-secondary educator Apollo Group, Inc., the bottom contributor on a relative basis, declined on negative news flow for the industry and questions regarding its recruitment practices. In the health care sector, pharmaceuticals were generally weak during the period. Of our holdings, Eli Lilly & Co. and AstraZeneca PLC were particularly weak. AstraZeneca PLC's weakness was driven mainly by FDA concerns about negative side effects of Exanta, a blood thinning drug in the company's product pipeline. Drug distributor Cardinal Health, Inc., which was held during the period, was hurt by an investigation of accounting practices.

Current Strategy and Outlook: Though we believe that the economy will exhibit moderate growth over the intermediate term, we are somewhat challenged to aptly forecast the near-term macroeconomic environment. On the one hand, gross domestic product (GDP) rose at a 3.9% annualized rate in the third calendar quarter of 2004, manufacturing indicators continue to show strength, and interest rates are relatively low. On the other hand, employment growth remains somewhat sluggish, the Federal Reserve continues to raise short-term interest rates, and oil prices remain high. Elevated energy prices, particularly if they persist or rise in the coming months, could serve to restrain corporate spending and/or curtail consumer consumption. In this uncertain environment, we continue to emphasize competitively-advantaged, share-gaining industry leaders that should perform well in most economic scenarios. Our strategy is to build a diversified portfolio on a stock-by-stock basis, identifying companies with sustainable strong revenue and cash flow growth.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Research In Motion Ltd.	5.6%
Apollo Group, Inc.	5.1%
Yahoo!, Inc.	5.1%
Countrywide Financial Corp.	4.9%
Guidant Corp.	4.6%
eBay, Inc.	4.5%
Dell, Inc.	4.1%
Electronic Arts, Inc.	3.7%
AstraZeneca PLC ADR	3.4%
First Data Corp.	3.3%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

PORTFOLIO MANAGERS' REPORT

ING LARGECAP GROWTH FUND

Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	5 Year	Since Inception July 21, 1997
Including Sales Charge:
Class A(1)	3.05%	(12.05)%	5.16%
Class B(2)	3.64%	(11.93)%	5.32%
Class C(3)	7.54%	(11.59)%	5.31%
Excluding Sales Charge:
Class A	9.34%	(11.00)%	6.00%
Class B	8.64%	(11.58)%	5.32%
Class C	8.54%	(11.59)%	5.31%
Russell 1000 Growth Index(4)	5.83%	(8.19)%	1.24	%(6)
S&P 500 Index(5)	12.85%	(1.84)%	4.44	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING LargeCap Growth Fund against the Russell 1000 Growth Index and the S&P 500 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund, subject to possible later recoupment during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(5) The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(6) Since inception performance for index is shown from August 1, 1997.

ING MIDCAP OPPORTUNITIES FUND

PORTFOLIO MANAGERS' REPORT

The ING MidCap Opportunities Fund (the "Fund") seeks long-term capital appreciation. The Fund is managed by a team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 4.98% compared to the Russell MidCap Growth Index(4) and the Russell MidCap Index(5), which returned 5.68% and 11.09%, respectively, for the same period.

Portfolio Specifics: The Fund slightly underperformed the Russell MidCap Growth Index as unfavorable sector allocation was offset by good stock selection. A substantial overweight in the energy sector combined with strong stock selection was a major positive factor, as was the industrial sector where superior stock selection more than offset unfavorable sector allocation. With energy prices likely to settle for a period around the $40 price level, we believe that share prices remain attractive in that sector. The health care sector hurt performance most as asset allocation and poor stock selection united to negatively impact results. Stocks that contributed to performance during the past six months were Harman Intl. Industries, Inc., CACI Intl., Inc., and Adobe Systems, Inc., while Omnicare, Inc., Broadcom Corp., and NBTY, Inc., which were all previously held, performed poorly and detracted from results.

Energy represents the most heavily overweighted sector relative to the Russell MidCap Growth Index, while technology remains as the most underweighted. This is an indication as to where the Fund's managers believe the best earnings growth will be found in 2005. The latter sector was reduced sharply during the past six months as profits were taken in successful investments, while several unsuccessful technology positions were sold. The exposure to health care remains above the benchmark as we believe that following a period of difficult earnings comparisons and potential "headline risk" from new product failures, the sector offers above- average potential. Overall, we believe that the Fund is well positioned for the 2005 investment environment we see ahead.

Current Strategy and Outlook: The stock market seems poised to end 2004 on a positive note. The favorable presidential election outcome (from the market's perspective) and the outlook for stable to declining energy prices over the next few months have enabled investors to focus on the more traditional economic and market metrics: valuation, interest rates, corporate profits and inflation. Given our positive economic outlook for the remainder of 2004 and into 2005, we believe that the market is reasonably valued and able to provide positive returns during the coming year. However, our stock selection process is primarily based on a combination of positive earnings growth, relative price strength and reasonable valuation and, as such, is not dependent upon our market or economic outlook.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Adobe Systems, Inc.	2.1%
Harman Intl. Industries, Inc.	2.1%
Coach, Inc.	2.1%
Mohawk Industries, Inc.	2.0%
Avid Technology, Inc.	2.0%
Rockwell Automation, Inc.	1.8%
Chesapeake Energy Corp.	1.8%
St. Jude Medical, Inc.	1.8%
CACI Intl., Inc.	1.7%
Sonic Corp.	1.7%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

PORTFOLIO MANAGERS' REPORT

ING MIDCAP OPPORTUNITIES FUND

  Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	5 Year	Since Inception August 20, 1998
Including Sales Charge:
Class A(1)	0.35%	(6.11)%	8.17%
Class B(2)	0.67%	(5.97)%	8.49%
Class C(3)	4.70%	(5.65)%	8.42%
Excluding Sales Charge:
Class A	6.48%	(4.99)%	9.19%
Class B	5.67%	(5.64)%	8.49%
Class C	5.70%	(5.65)%	8.42%
Russell MidCap Growth Index(4)	11.40%	(1.15)%	8.40	%(6)
Russell MidCap Index(5)	18.76%	8.51%	12.27	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING MidCap Opportunities Fund against the Russell MidCap Growth Index and the Russell MidCap Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund, subject to possible later recoupment during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5%, 2% and 1%, respectively, for the 1 year, 5 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Russell MidCap Growth Index consists of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values with greater than average growth orientation.

(5) The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index.

(6) Since inception performance for index is shown from September 1, 1998.

ING SMALLCAP OPPORTUNITIES FUND

PORTFOLIO MANAGERS' REPORT

The ING SmallCap Opportunities Fund (the "Fund") seeks capital appreciation. The Fund is managed by a team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 7.81% compared to the Russell 2000 Growth Index(4) and the Russell 2000 Index(5), which returned 7.88% and 12.18%, respectively, for the same period.

Portfolio Specifics: Strong stock selection was able to overcome disappointing results from our sector allocation, providing a return for the six months ended November 30, 2004 that was in line with the Fund's benchmark. The divergence in performance among sectors was very wide during this period. Compared to the benchmark technology experienced very positive results, but these gains were more than offset by disappointing performance in the health care sector. Strong contributors in technology included Cognizant Technology Solutions, Micros Systems, Inc., and Silicon Image, Inc. However, the problems among several small health care-related companies, including previously held Ligand Pharmaceuticals, Martek Biosciences Corp., and Accredo Health, Inc. had a severely negative impact. The energy sector contributed to the favorable results due to a combination of good sector weighting decisions and strong stock selection, including Southwestern Energy Co. Favorable stock selections in the consumer discretionary sector, such as Penn National Gaming, Inc. and Dick's Sporting Goods, Inc., also helped performance. Lack of exposure to the strongly performing materials sector detracted from performance.

The sector weightings remained relatively unchanged during the June to November 2004 period. The consumer discretionary sector is the Fund's largest position and represents a substantial overweighting versus the benchmark. As is often the case in small-cap growth portfolios, consumer discretionary, technology, and health care remain the three largest sectors, representing about 70% of the entire Fund versus about 65% of the benchmark. There is a high level of industry diversification within these sectors, but they remain the growth areas of the economy. On the other hand, industrials are the most heavily underweighted sector in the Fund, where a lack of earnings growth and relative price strength has made security selection challenging.

Current Strategy and Outlook: The stock market seems poised to end 2004 on a positive note. The favorable presidential election outcome (from the market's perspective) and the outlook for stable to declining energy prices over the next few months have enabled investors to focus on the more traditional economic and market metrics: valuation, interest rates, corporate profits, and inflation. Given our positive economic outlook, we believe that the market is reasonably valued and able to provide positive returns during the coming year.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Southwestern Energy Co.	3.0%
Shuffle Master, Inc.	2.8%
Cognizant Technology Solutions Corp.	2.6%
Ishares Russell 2000 Growth Index Fund	2.6%
Avid Technology, Inc.	2.5%
Amsurg Corp.	2.4%
SCP Pool Corp.	2.4%
Station Casinos, Inc.	2.3%
Inamed Corp.	2.3%
Pediatrix Medical Group, Inc.	2.2%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

PORTFOLIO MANAGERS' REPORT

ING SMALLCAP OPPORTUNITIES FUND

  Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	5 Year	Since Inception of Class A, B and C June 5, 1995
Including Sales Charge:
Class A(1)	(3.28)%	(10.16)%	7.05%
Class B(2)	(3.04)%	(10.00)%	6.98%
Class C(3)	0.92%	(9.72)%	6.96%
Excluding Sales Charge:
Class A	2.62%	(9.09)%	7.72%
Class B	1.96%	(9.71)%	6.98%
Class C	1.92%	(9.72)%	6.96%
Russell 2000 Growth Index(4)	10.83%	(1.09)%	6.19	%(6)
Russell 2000 Index(5)	17.26%	8.29%	10.85	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING SmallCap Opportunities Fund against the Russell 2000 Growth Index and the Russell 2000 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged Index that measures the performance of 3000 U.S. companies based on total market capitalization.

(6) Since inception performance for index is shown from
June 1, 1995.

ING FINANCIAL SERVICES FUND

PORTFOLIO MANAGERS' REPORT

The ING Financial Services Fund (the "Fund") seeks long-term capital appreciation. The Fund is managed by a team of investment professionals led by Steven L. Rayner, CFA, CPA, Vice President and Portfolio Manager and Robert M. Kloss, Vice President and Portfolio Manager, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 6.70% compared to the Standard & Poor's ("S&P") Financials Index(3) and the S&P 500 Index(4), which returned 4.36% and 5.67%, respectively, for the same period.

Portfolio Specifics: We continued to bias our positioning of the portfolio toward "offensive" holdings during this period, favoring stocks that we believed would benefit on a relative basis from a strengthening economy and would tend to be less vulnerable to a higher interest rate environment that often follows more robust economic growth.

This proved to be an effective strategy overall, though we had to work through a challenging summer and early fall period characterized by oil-price-induced questions about the sustainability of the economic recovery. The Fund was able to outperform its benchmark for the period, and at the time of this writing, we remain committed to our offensive stance, as the domestic economy moves forward and the Federal Reserve ("Fed") continues its measured pace of interest rate increases.

Stock selection rather than allocation to financial industry groups was the source of most of the relative gain, and we were able to add value through stock selection in each of the three main groups: banks, diversified financials, and Insurance. AIG was a benefit to performance and Bank of America a detractor because we were under- and over-weight, respectively, in these stocks. Among the specific stocks that were significant contributors to performance during the six months ended November 30, 2004 were: asset managers Affiliated Managers Group, Franklin Resources, and T. Rowe Price; subprime home equity lender Accredited Home Lenders; banks Prosperity Bancshares and Bank of America; and internet broker E*Trade Financial.

Conversely, our holdings of multiline insurers American Intl. Group and Hartford Financial Services Group suffered due to their involvement in the insurance brokerage scandal, though we continue to hold stakes in both firms as of this writing, believing further downside to be limited.

Current Strategy and Outlook: In our last commentary six months ago, we expressed our conviction that higher interest rates were coming. So far, the Fed has done its part to increase short-term rates, boosting Fed funds from 1.00% in May to 2.25% in December 2004. However, while long-term rates have gyrated a bit during the period, they generally remained in the 4% range.

This flatter yield curve could be a potential negative for interest-spread-driven financials such as banks. As such, we are maintaining our underweight position in the banking sub-sector. But we must point out that the prospect of higher rates is not an automatic negative for financial stocks - there are many companies in our universe that will actually benefit from moderately higher rates. Further, higher rates do not occur in a vacuum; they are typically a result of strong economic growth, which would benefit the earnings of a substantial portion of our universe. That said, we do not foresee the kind of precipitous rise in interest rates that would likely be a major negative for the market as a whole including most of the financial universe.

We have, therefore, maintained our offensive bias in the portfolio, though we are cognizant of the need to maintain valuation discipline in the face of rising equity prices.

We continue to focus on finding what we believe to be the best relative values among companies leveraged to an economic recovery, as opposed to those whose earnings outlook might prove disappointing in a higher rate environment.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Citigroup, Inc.	5.8%
Wells Fargo & Co.	4.4%
American International Group, Inc.	3.7%
Affiliated Managers Group	3.5%
JPMorgan Chase & Co.	3.2%
Goldman Sachs Group, Inc.	3.2%
Freddie Mac	3.0%
Morgan Stanley	2.9%
Hartford Financial Services Group, Inc.	2.8%
U.S. Bancorp	2.7%

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS' REPORT

ING FINANCIAL SERVICES FUND

Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	5 Year	10 Year	Since Inception of Class B October 20, 1997		Since Inception of Class C August 25, 2004		Since Inception of Class O September 15, 2004
Including Sales Charge:
Class A(1)	6.31%	9.05%	13.19%	-		-		-
Class B(2)	6.98%	9.24%	-	2.16%		-		-
Class C	-	-	-	-		4.55%		-
Class O	-	-	-	-		-		3.72%
Excluding Sales Charge:
Class A	12.80%	10.35%	17.12%	-		-		-
Class B	11.98%	9.52%	-	5.73%		-		-
Class C	-	-	-	-		5.53%		-
Class O	-	-	-	-		-		3.72%
S&P 500 Financials Index(3)	11.44%	5.92%	17.25%	7.97	%(5)	2.60	%(6)	3.48	%(7)
S&P 500 Index(4)	12.85%	(1.84)%	11.90%	5.15	%(5)	6.78	%(6)	5.63	%(7)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Financial Services Fund against the S&P 500 Financials Index and the S&P 500 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5%, 2% and 1%, respectively, for the 1 year, 5 year and since inception returns.

(3) The S&P 500 Financials Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the S&P 500 Index.

(4) The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(5) Since inception performance for index is shown from November 1, 1997.

(6) Since inception performance for index is shown from September 1, 2004.

(7) Since inception performance for index is shown from October 1, 2004.

ING LARGECAP VALUE FUND

PORTFOLIO MANAGERS' REPORT

The ING LargeCap Value Fund (the "Fund") seeks long-term capital appreciation. The Fund is managed by Brandes Investment Partners, L.P. - the Sub-Adviser. Brandes' Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 7.05% compared to the Russell 1000 Value Index(4) and the Russell 1000 Index(5), which returned 11.01% and 5.92%, respectively, for the same period.

Portfolio Specifics: While energy prices increased substantially during the period ended November 30, 2004, U.S. economic output continued to expand. In October, as the price of crude oil reached $55 a barrel, the Commerce Department reported that gross domestic product grew at an annualized 3.7% in the third calendar quarter of 2004.

The Federal Reserve raised U.S. interest rates four times, bringing the federal funds rate to 2.0%. In a November statement, the central bank noted that "output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved."

In this environment, U.S. stocks tended to post advances. The Dow Jones Industrial Average(7) gained 3.48%, while the S&P 500 Index(8) climbed 5.67%.

Additionally, the large-cap Russell 1000 Index gained 5.92%, while the small-cap Russell 2000 Index(9) climbed 12.18%, suggesting that returns for large caps trailed returns for small caps during the period. Among large caps, less-expensive "value" stocks tended to outperform their "growth" counterparts. While the Russell 1000 Value Index advanced 11.01%, for example, the Russell 1000 Growth Index(10) gained only 0.81%.

The Fund underperformed the Russell 1000 Value Index, but outperformed the Russell 1000 Index. For the Fund, a majority of holdings posted advances. Gains for positions in industries such as diversified telecom services, oil and gas, and tobacco made the most substantial contributions to returns. Strong performers in these industries included Sprint Corp., El Paso Corp. and Altria Group, Inc.

Returns for holdings in pharmaceuticals were mixed during the period, with Wyeth and Schering-Plough Corp. advancing, while positions such as Merck & Co., Inc. and Pfizer Inc. declined. On a stock-by-stock basis, declines for positions in Merck & Co., Inc., Micron Technology, Inc. and Safeway, Inc. were the most significant detractors from the Fund's performance.

Current Strategy and Outlook: During the period, we sold several positions as their market prices advanced toward our estimate of their fair values. We used the proceeds to purchase shares of new holdings at prices that we consider attractive.

As a result of this buying and selling, many of the Fund's industry exposures shifted. For example, exposure to the insurance industry increased, while exposure to the diversified telecom services industry declined. Keep in mind that the Fund's industry exposures are not the product of top-down forecasts or industry-level analysis, but merely stem from our company-by-company search for compelling investment opportunities.

Overall, we offer no predictions regarding the short-term direction of the stock market, or regarding large-cap U.S. stocks in particular. Instead, we remain focused on purchasing large-cap stocks at discounts to their intrinsic values and holding them until the broader market recognizes their true worth. We believe that this approach will provide patient investors with favorable returns over the long term.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Merck & Co, Inc.	4.0%
Schering-Plough Corp.	4.0%
Safeway, Inc.	4.0%
BellSouth Corp.	3.9%
Kroger Co.	3.8%
Pfizer, Inc.	3.6%
Bristol-Myers Squibb Co.	3.5%
Ford Motor Co.	3.5%
Albertson's, Inc.	3.5%
SBC Communications, Inc.	3.5%

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS' REPORT

ING LARGECAP VALUE FUND

  Average Annual Total Returns for the Periods Ended November 30, 2004

	Since Inception of Class A and Class B February 2, 2004		Since Inception of Class C February 3, 2004
Including Sales Charge:
Class A(1)	(2.64)%		-
Class B(2)	(2.38)%		-
Class C(3)	-		2.02%
Excluding Sales Charge:
Class A	3.30%		-
Class B	2.62%		-
Class C	-		3.02%
Russell 1000 Value Index(4)	10.77	%(6)	10.77	%(6)
Russell 1000 Index(5)	5.51	%(6)	5.51	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING LargeCap Value Fund against the Russell 1000 Value Index and the Russell 1000 Index. The Indices have no cash in their portfolios, imposes no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund, subject to possible later recoupment during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5%.

(3) Reflects deduction of the Class C deferred sales charge of 1%.

(4) The Russell 1000 Value Index measures the performance of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

(5) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

(6) Since inception performance for the index is shown from February 1, 2004.

(7) The Dow Jones Industrial Average is an unmanaged U.S. stock index based on the stock prices of 30 large and actively traded U.S. companies.

(8) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large, capitalization companies whose securities are traded on major U.S. stock markets.

(9) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

(10) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth.

ING MAGNACAP FUND

PORTFOLIO MANAGERS' REPORT

The ING MagnaCap Fund (the "Fund") seeks growth of capital, with dividend income as a secondary consideration. The Fund is managed by a team of investment professionals led by William F. Coughlin, CFA, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 7.19% compared to the Russell 1000 Value Index(5) and the Russell 1000 Index(6), which returned 11.01% and 5.92%, respectively, for the same period.

Portfolio Specifics: A combination of sector allocation and disappointing stock selection caused the Fund to underperform its Russell 1000 Value Index benchmark during the past six months. With respect to the Fund's sector allocation, an overweighted position in the poorly performing health care sector had a negative impact on performance as Merck & Co., which was previously held, and Pfizer, Inc. were two of the Fund's worst performing positions. Partially offsetting this weakness, however, was an important overweighting of the energy sector where Apache Corp., Halliburton Co., and ChevronTexaco Corp. made positive contributions. Overall, our holdings in the financial services sector had the most impact on relative results as American Intl. Group, Washington Mutual, Inc. and Morgan Stanley all declined during the period.

There were no major sector changes over the last six months. The largest sector exposure in the Fund remains financial services at approximately 34% of total assets. While this appears to be a relatively high level for a single sector, the Russell 1000 Value Index has a weighting of nearly 33%, so the Fund is relatively in line with its benchmark. Consumer staples continues to the most heavily overweighted sector relative to the benchmark, while technology is the most underweighted. Overall, the Fund's sector weightings have remained sensitive to the weightings of the underlying benchmark as a means of controlling the overall risk and volatility of the Fund's returns.

Current Strategy and Outlook: The stock market seems poised to end 2004 on a positive note. The favorable presidential election outcome (from the market's perspective) and the outlook for stable to declining energy prices over the next few months have enabled investors to focus on the more traditional economic and market metrics: valuation, interest rates, corporate profits, and inflation. Given our positive economic outlook, we believe that the market is reasonably valued and able to provide positive returns during the coming year.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

ChevronTexaco Corp.	3.8%
Bank of America Corp.	3.7%
General Dynamics Corp.	3.6%
Altria Group, Inc.	3.6%
Exxon Mobil Corp.	3.4%
Wells Fargo & Co.	3.3%
Nestle SA ADR	3.1%
BP PLC ADR	3.0%
Fannie Mae	3.0%
Merrill Lynch & Co, Inc.	3.0%

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS' REPORT

ING MAGNACAP FUND

  Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	5 Year	10 Year	Since Inception of Class B and M July 17, 1995		Since Inception of Class C June 1, 1999
Including Sales Charge:
Class A(1)	7.66%	(2.03)%	9.08%	-		-
Class B(2)	8.40%	(1.84)%	-	7.39%		-
Class C(3)	12.39%	(1.55)%	-	-		(0.86)%
Class M(4)	9.69%	(1.97)%	-	7.27%		-
Excluding Sales Charge:
Class A	14.23%	(0.86)%	9.73%	-		-
Class B	13.40%	(1.55)%	-	7.39%		-
Class C	13.39%	(1.55)%	-	-		(0.86)%
Class M	13.67%	(1.27)%	-	7.68%		-
Russell 1000 Value Index(5)	19.67%	4.68%	13.58%	11.92	%(7)	3.75%
Russell 1000 Index(6)	12.66%	(1.30)%	11.92%	10.02	%(7)	0.11%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING MagnaCap Fund against the Russell 1000 Value Index and the Russell 1000 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) Reflects deduction of the maximum Class M sales charge of 3.50%.

(5) The Russell 1000 Value Index measures the performance of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

(6) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

(7) Since inception performance for index is shown from August 1, 1995.

ING MIDCAP VALUE FUND

PORTFOLIO MANAGERS' REPORT

The ING MidCap Value Fund (the "Fund") seeks long-term capital appreciation. The Fund is managed by Brandes Investment Partners, L.P. - the Sub-Adviser. Brandes' Mid Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 5.85% compared to the Russell MidCap Value Index(4) and the Russell MidCap Index(5), which returned 15.09% and 11.09%, respectively, for the same period.

Portfolio Specifics: While energy prices increased substantially during the period, U.S. economic output continued to expand. In October, as the price of crude oil reached $55 a barrel, the Commerce Department reported that gross domestic product grew at an annualized 3.7% in the third quarter of 2004.

The Federal Reserve raised U.S. interest rates four times, bringing the federal funds rate to 2.0% as of period end. In a November statement, the central bank noted that "output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved."

In this environment, U.S. stocks tended to post advances. The Dow Jones Industrial Average(7) gained 3.48%, while the S&P 500 Index(8) climbed 5.67%.

Additionally, the large-cap Russell 1000 Index(9) gained 5.92% while the Russell Midcap Index climbed 11.09%, suggesting that returns for large caps trailed returns for mid caps during the period. Among mid caps, less-expensive "value" stocks tended to outperform their "growth" counterparts. While the Russell Midcap Value Index advanced 15.09%, for example, the Russell Midcap Growth Index(10) gained only 5.68%.

For the Fund, a majority of holdings posted advances; however, the Fund still underperformed its benchmarks. Gains for positions in the oil and gas, tobacco, and chemicals industries made the most substantial contributions to returns. Strong performers in these industries included El Paso Corp., Loews Corp. - Carolina Group, and RPM International, which was sold during the period.

Returns for positions in the auto components industry were mixed, with Goodyear Tire & Rubber Co. advancing while Visteon Corp. declined. On a stock-by-stock basis, declines for positions in Tommy Hilfiger Corp. and Winn-Dixie Stores, Inc. were the most significant detractors from the Fund's performance.

Current Strategy and Outlook: During the six-month period ended November 30, 2004, we sold several positions as their market prices advanced toward our estimate of their fair values. We used the proceeds to purchase shares of new holdings at prices that we consider attractive.

As a result of this buying and selling, many of the Fund's industry exposures shifted. For example, exposure to the health care providers & services industry increased, while exposure to the chemicals industry declined. Keep in mind that the Fund's industry exposures are not the product of top-down forecasts or industry-level analysis, but merely stem from our company-by-company search for compelling investment opportunities.

Overall, we offer no predictions regarding the short-term direction of the stock market, or regarding mid-cap U.S. stocks in particular. Instead, we remain focused on purchasing mid-cap stocks at discounts to their intrinsic values and holding them until the broader market recognizes their true worth. We believe that this approach will provide patient investors with favorable returns over the long term.

Top Ten Industries
as of November 30, 2004
(as a percent of net assets)*

Agere Systems, Inc.	4.2%
Goodyear Tire & Rubber Co.	4.1%
UnumProvident Corp.	4.0%
Unisys Corp.	4.0%
El Paso Corp.	3.4%
Synopsys, Inc.	3.4%
Tenet Healthcare Corp.	3.3%
Visteon Corp.	3.2%
Loews Corp.	3.2%
3Com Corp.	3.1%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

PORTFOLIO MANAGERS' REPORT

ING MIDCAP VALUE FUND

  Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	Since Inception of Class A February 1, 2002	Since Inception of Class B and C February 4, 2002
Including Sales Charge:
Class A(1)	11.78%	5.86%	-
Class B(2)	12.75%	-	7.00%
Class C(3)	16.65%	-	7.89%
Excluding Sales Charge:
Class A	18.60%	8.09%	-
Class B	17.75%	-	7.93%
Class C	17.65%	-	7.89%
Russell MidCap Value Index(4)	24.23%	14.59%	14.59	%(6)
Russell MidCap Index(5)	18.76%	11.51%	11.51	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING MidCap Value Fund against the Russell MidCap Value Index and the Russell MidCap Index. The Indices are unmanaged and have no cash in their portfolios, imposes no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund, subject to possible later recoupment during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Russell Midcap Value Index is an unmanaged index that measures the performance of Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

(5) The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index.

(6) Since inception performance for index is shown from February 1, 2002.

(7) The Dow Jones Industrial Average is an unmanaged U.S. stock index based on the stock prices of 30 large and actively traded U.S. companies.

(8) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large, capitalization companies whose securities are traded on major U.S. stock markets.

(9) The Russell 1000 Index measures the performance of the 1000 largest in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

(10) The Russell MidCap Growth Index consists of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values with greater than average growth orientation.

ING SMALLCAP VALUE FUND

PORTFOLIO MANAGERS' REPORT

The ING SmallCap Value Fund (the "Fund") seeks long-term capital appreciation. The Fund is managed by Brandes Investment Partners, L.P. - the Sub-Adviser. Brandes' Small Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 6.56% compared to the Russell 2000 Value Index(4) and the Russell 2000 Index(5), which returned 16.35% and 12.18%, respectively, for the same period.

Portfolio Specifics: While energy prices increased substantially during the period, U.S. economic output continued to expand. In October, as the price of crude oil reached $55 a barrel, the Commerce Department reported that gross domestic product grew at an annualized 3.7% in the third calendar quarter of 2004.

The Federal Reserve raised U.S. interest rates four times, bringing the federal funds rate to 2.0% as of period end. In a November statement, the central bank noted that "output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved."

In this environment, U.S. stocks tended to post advances. The Dow Jones Industrial Average(7) gained 3.48%, while the S&P 500 Index(8) climbed 5.67%.

Additionally, the large-cap Russell 1000 Index(9) gained 5.92%, while the small-cap Russell 2000 Index climbed 12.18%, suggesting that returns for large caps trailed returns for small caps during the period. Among small caps, less-expensive "value" stocks tended to outperform their "growth" counterparts. While the Russell 2000 Value Index advanced 16.35%, for example, the Russell 2000 Growth Index(10) gained only 7.88%.

For the Fund, a majority of holdings posted advances; however, the Fund still underperformed its benchmarks. Gains for positions in industries such as household durables, computers and peripherals, and chemicals made the most substantial contributions to returns. Strong performers in these industries included American Greetings Corp., Gateway, Inc., and PolyOne Corp.

Holdings in food & staples retailing and in speciality retail declined. On a stock-by-stock basis, declines for positions in Winn-Dixie Stores, Inc., Tommy Hilfiger Corp., and Interstate Bakeries Corp. - which was sold during the period - were the most significant detractors from the Fund's performance.

Current Strategy and Outlook: During the six-month period ended November 30, 2004, we sold several positions as their market prices advanced toward our estimate of their fair values. We used the proceeds to purchase shares of new holdings at prices that we consider attractive.

As a result of this buying and selling, many of the Fund's industry exposures shifted. For example, exposure to the textiles, apparel & luxury goods industry increased, while exposure to the machinery industry declined. Keep in mind that the Fund's industry exposures are not the product of top-down forecasts or industry-level analysis, but merely stem from our company-by-company search for compelling investment opportunities.

Overall, we offer no predictions regarding the short-term direction of the stock market, or regarding small-cap U.S. stocks in particular. Instead, we remain focused on purchasing small-cap stocks at discounts to their intrinsic values and holding them until the broader market recognizes their true worth. We believe that this approach will provide patient investors with favorable returns over the long term.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Visteon Corp.	3.4%
Winn-Dixie Stores, Inc.	3.3%
Playtex Products, Inc.	3.3%
Payless Shoesource, Inc.	3.1%
Wellman, Inc.	3.0%
Delta Air Lines, Inc.	3.0%
Cincinnati Bell, Inc.	2.9%
Kemet Corp.	2.9%
Dillard's, Inc.	2.9%
Sensient Technologies Corp.	2.8%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

ING SMALLCAP VALUE FUND

PORTFOLIO MANAGERS' REPORT

  Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	Since Inception of Class A February 1, 2002	Since Inception of Class B February 4, 2002		Since Inception of Class C February 7, 2002
Including Sales Charge:
Class A(1)	14.97%	14.58%	-		-
Class B(2)	16.07%	-	16.02%		-
Class C(3)	20.09%	-	-		17.27%
Excluding Sales Charge:
Class A	21.98%	17.00%	-		-
Class B	21.07%	-	16.83%		-
Class C	21.09%	-	-		17.27%
Russell 2000 Value Index(4)	23.71%	16.04%	16.04	%(6)	16.04	%(6)
Russell 2000 Index(5)	17.26%	11.46%	11.46	%(6)	11.46	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING SmallCap Value Fund against the Russell 2000 Value Index and Russell 2000 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund, subject to possible later recoupment during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception return.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Russell 2000 Value Index measures the performance of those Russell 2000 securities with lower price-to-book ratios and lower forecasted growth values.

(5) The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(6) Since inception performance for index is shown from February 1, 2002.

(7) The Dow Jones Industrial Average is an unmanaged U.S. stock index based on the stock prices of 30 large and actively traded U.S. companies.

(8) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large, capitalization companies whose securities are traded on major U.S. stock markets.

(9) The Russell 1000 Index measures the performance of the 1,000 largest in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

(10) The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

ING CONVERTIBLE FUND

PORTFOLIO MANAGERS' REPORT

The ING Convertible Fund (the "Fund") seeks maximum total return, consisting of capital appreciation and current income. The Fund is managed by a team of investment professionals led by Anuradha Sahai, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 3.89% compared to the Merrill Lynch All Convertibles Excluding Mandatory All Qualities ("ML Convertible") Index(4) and the First Boston Convertible Index(5), which returned 4.13% and 3.79%, respectively, for the same period.

Portfolio Specifics: The Fund slightly underperformed its benchmark index (the "ML Convertible Index") and comparable mutual funds for the six months ended November 30, 2004. The Fund was relatively defensively positioned versus its peer group, as well as the Index at the beginning of the six-month period. The barbell approach adopted earlier in the year, with heavier weights in more defensive bond-like higher income names, along with some equity sensitive names having good fundamentals, helped the Fund participate more during the rallies.

The technology sector was the driver of the majority of the gains in the convertible market due to its heavy weight in the ML Convertible Index. The Fund lagged due to underweighting in this sector versus the benchmark. Slight overweighting and security selection aided the Fund in beating the benchmark handily in the energy sector, which was a strong performing sector in the Fund. Security selection was the major driver of performance in the consumer discretionary, transportation, and health care sectors as well. An overweight sensitivity in the materials sector also benefited performance. This was offset by significant underperformance in telecommunications, due to pronounced underperformance of Primus Telecommunications Group, Inc. (3.750%, due 09/15/10), which the Fund has since sold. The Fund also underperformed in the industrial sector due to a couple of names not meeting third-quarter earnings expectations. We believe the investment thesis for these companies remains intact and that the market has overreacted. Financials were affected negatively due to overexposure to insurers, which were first affected by hurricanes and then by the announcement of investigations into their sales practices.

Current Strategy and Outlook: With the continued redemption of higher interest bond-like convertibles, as well as the continued new issuance of more equity-like convertibles, the convertible market has taken on more equity sensitivity than witnessed in the last couple of years. U.S. economic indicators continue to improve, but we believe that equity market valuations will improve more modestly going into 2005. A weak dollar, combined with relatively high oil prices, could still act as a damper to economic growth going forward. Inflationary fears, along with geopolitical concerns, decrease the visibility for the financial markets going into next year.

As the equity markets have rallied and with spreads tight, the Fund has since shifted from the barbell approach to a more middle of the road stance with most of its weighting in total return convertibles with neither a pure bond-like tilt, nor a pure equity tilt.

In these volatile times, we believe convertible securities are attractive relative to comparable asset classes due to their bond floor downside protection, while providing equity-like upside participation. Despite the fear of higher rates, strong balance sheets and lower default risk should keep bond floors from dropping much. We continue to look for companies across the spectrum that will benefit from a gradually recovering economy as we expect the market will reward companies that typically profit in the recovery part of the cycle. A bottom-up approach, which relies on fundamental analysis and careful security selection within our broader top-down sector positioning strategy, continues to be the foundation for our investment decisions.

Top Ten Industries
as of November 30, 2004
(as a percent of net assets)*

Electronics	3.6%
Pharmaceuticals	9.6%
Mining	4.3%
Telecommunications	6.3%
Miscellaneous Manufacturing	3.3%
Insurance	9.8%
Media	6.0%
Healthcare-Services	3.5%
Diversified Financial Services	5.7%
Oil and Gas	4.7%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

ING CONVERTIBLE FUND

PORTFOLIO MANAGERS' REPORT

  Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	5 Year	10 Year	Since Inception of Class B May 31, 1995
Including Sales Charge:
Class A(1)	0.71%	1.71%	11.75%	-
Class B(2)	1.09%	1.99%	-	11.69%
Class C(3)	5.15%	2.30%	11.72%	-
Excluding Sales Charge:
Class A	6.85%	2.92%	12.42%	-
Class B	6.09%	2.29%	-	11.69%
Class C	6.15%	2.30%	11.72%	-
ML Convertible Index(4)	8.86%	4.31%	10.99%	10.34	%(6)
First Boston Convertible Index(5)	8.63%	4.31%	10.43%	9.66	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Convertible Fund against the ML Convertible Index and the First Boston Convertible Index. The Indicies are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Merrill Lynch All Convertibles Excluding Mandatory All Quantities Index ("ML Convertible Index") is a market capitalization-weighted index including all non-mandatory domestic corporate convertible securities with at least on overall par of $50 million market value.

(5) The First Boston Convertible Index is an index representing the universe of convertible securities.

(6) Since inception performance for index is shown from June 1, 1995.

ING EQUITY AND BOND FUND

PORTFOLIO MANAGERS' REPORT

The ING Equity and Bond Fund (the "Fund") seeks a balance of long-term capital appreciation and current income. The equity portion of the Fund is managed by a team of investment professionals led by James A. Vail, CFA. The bond portion of the Fund is managed by a team of investment professionals led by James B. Kauffmann. Both are with ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 3.12% compared to the Standard & Poor's ("S&P") 500 Index(4), the Lehman Brothers Aggregate Bond Index(5), and a Composite Index (60% S&P 500 Index / 40% Lehman Brothers Aggregate Bond Index), which returned 5.67%, 3.82% and 4.98%, respectively, for the same period.

Portfolio Specifics: Stock selection was the primary reason for the underperformance of the equity portion of the Fund for the six months ended November 30, 2004. Despite being underweight information technology, individual stocks, such as previously held NVIDIA Corp. and Corning, Inc., the Fund encountered company-specific disappointments and negatively impacted performance. Likewise in health care, individual disappointments in biotech and generic pharmaceuticals, specifically Chiron Corp. because of flu vaccine problems and Barr Pharmaceuticals, Inc. and Par Pharmaceuticals, Inc., which was held during the period, due to drug delays, hurt performance.

Performance was aided by our overweight in industrials where demand for a broad array of industrial and heavy duty truck components propelled sales and earnings ahead of expectations. Parker Hannifin Corp., Rockwell Automation, Inc., and Paccar, Inc. all contributed positively to results. The second best supporter of performance was our significant underweight in the consumer staples sector.

Our continuing exposure to emerging markets debt and crossover high yield issues contributed to the outperformance of the fixed income portion of the Fund. The Fund was well positioned for a rising rate environment in which yields of shorter maturities rise more than those of longer maturities. Our underweight in five- and ten-year maturities was particularly beneficial. Overweights in the outperforming securitized sectors -mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities - also helped. Our underweight in agencies held back performance somewhat.

Overall, our underweight in stocks in favor of cash and bonds detracted from performance.

Current Strategy and Outlook: With domestic gross domestic product and corporate profit growth expected to slow in the quarters ahead, we believe equity returns could also moderate as we go forward. The Fund is positioned for such an environment by stressing later cycle names in the industrial sector that benefit from late cycle corporate spending, such as General Electric Co. and United Technologies Corp. Additionally, we will be seeking individual companies whose particular fundamentals warrant inclusion in the Fund. These would include specialty and discount retailers within the consumer discretionary sector that would benefit from individual company- specific; for example, content providers to a new generation of video games appear ready to outperform. Finally, the Fund will likely maintain its energy exposure since we continue to believe higher relative prices are here to stay and the sector remains attractive.

While the bond market has renewed its focus on the improving economic releases, we do not believe that the yields on shorter maturity Treasuries fully reflect the future pace of economic activity and the rise in a number of inflation measures. Some projections place a neutral overnight rate around 4% or 5%, indicating that monetary policy is still highly accommodative. Tactically, the Fund is short duration in the anticipation of improving domestic economic fundamentals and the potential for increasing inflation and enduring dollar weakness. The Fund is neutral home mortgages, overweight asset-backed and commercial mortgage-backed securities, and underweight the intermediate and front-end of the yield curve, which appear most vulnerable in a tightening cycle. We are also underweight agencies, which had witnessed some regulatory criticism. While stretched valuations in investment-grade credit still warrant caution, credit continues to post positive excess returns. Exposures to emerging markets debt and crossover high yield remain intact.

Top Ten Industries
as of November 30, 2004
(as a percent of net assets)*

Diversified Financial Services	9.2%
Whole Loan Collaterized Mortgage Obligation	7.1%
Banks	6.7%
U.S. Treasury Notes	4.9%
Federal Home Loan Mortgage Corporation	4.6%
Miscelaneous Manufacturing	4.6%
Oil and Gas	4.3%
Federal National Mortgage Association	3.9%
Chemicals	3.3%
Retail	3.0%

Portfolio holdings are subject to change daily.

ING EQUITY AND BOND FUND

PORTFOLIO MANAGERS' REPORT

  Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	5 Year	10 Year	Since Inception of Class B May 31, 1995
Including Sales Charge:
Class A(1)	0.44%	(0.69)%	8.28%	-
Class B(2)	0.80%	(0.51)%	-	7.49%
Class C(3)	4.94%	(0.15)%	8.22%	-
Excluding Sales Charge:
Class A	6.56%	0.49%	8.92%	-
Class B	5.80%	(0.18)%	-	7.49%
Class C	5.94%	(0.15)%	8.22%	-
S&P 500 Index(4)	12.85%	(1.84)%	11.90%	10.50	%(7)
Lehman Brothers Aggregate Bond Index(5)	4.44%	7.41%	7.70%	6.90	%(7)
Composite Index (60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index)	9.50%	2.16%	10.55%	9.41	%(7)
S&P Barra Value Index(6)	18.99%	2.58%	12.02%	10.58	%(7)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Equity and Bond Fund against the S&P 500 Index, Lehman Brothers Aggregate Bond Index, Composite Index and the S&P Barra Value Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund, subject to possible later recoupment during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(5) The Lehman Brothers Aggregate Bond Index is a widely recognized index of publicly issued fixed rate U.S. government, investment grade mortgage-backed and corporate debt securities.

(6) The S&P Barra Value Index is a capitalization-weighted index of all the stocks in the S&P 500 Index that have low price-to-book ratios.

(7) Since inception performance for index is shown from June 1, 1995.

ING REAL ESTATE FUND

PORTFOLIO MANAGERS' REPORT

The ING Real Estate Fund (the "Fund") seeks total return. The Fund is managed by T. Ritson Ferguson, Chief Investment Officer and Kenneth D. Campbell, Managing Director, ING Clarion Real Estate Securities L.P. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class A shares, excluding sales charges, provided a total return of 21.49% compared to the Dow Jones Wilshire ("DJW") Real Estate Securities Index(4), which returned 23.01% for the same period.

Portfolio Specifics: Real estate stocks have continued to deliver good returns to investors. The Fund returned 21.49% and 30.54% net of expenses in the last six and 12 months respectively, which trailed the DJW Real Estate Securities Index return of 23.00% and 31.79% for the same time periods. Real estate investment trusts ("REITs") have outperformed other stocks and bonds in the last year. Over the last six months, the Standard & Poor's ("S&P") 500 Index(9) gained 5.67% and the Lehman Brothers Aggregate Bond Index(10) rose 3.82%. For the year ended November 30, 2004, the S&P 500 Index is up 12.85% and the Lehman Bond Aggregate Bond Index is up 4.44%.

The best returns by sector in the last six months were from the retail (malls and shopping centers), industrial and hotel sectors. Our decision to increase the Fund's weighting to hotels, apartments and industrial in the spring of 2004 when evidence of economic growth was becoming more evident has aided performance. We are now overweight in the mall, hotel and apartment sectors reflecting a more positive view of the economy and accelerating earnings growth prospects for these more economically sensitive property types. We have decreased our exposure to the more bond-like health care sector and remain underweight the office sector.

Real estate stocks have rebounded sharply since April's double-digit decline. The market has adjusted to an expectation of measured increases in short-term interest rates over time as the Federal Reserve reacts appropriately to an improving U.S. economy. Importantly, investors have also realized that REITs can prosper in an environment of slowly rising rates if the economic setting is conducive to better real estate fundamentals and improved earnings prospects for the owners of real estate assets.

The Fund's underperformance for the year as a whole traced to the third quarter when we lost nearly 1% alone from the General Growth Properties, Inc. acquisition of Rouse Co. for a 33% premium. We owned the acquirer but not the acquiree.

Current Strategy and Outlook: With growing evidence that the U.S. economic recovery is gaining strength, the outlook for real estate fundamentals appears to be improving. We look for the earnings growth rate for REITs to nearly double from 4% in 2004 to almost 8% in 2005. Positive earnings growth is expected in every property sector next year. The improving earnings outlook should help offset the impact of higher interest rates on REIT stock prices.

REIT valuations are above long-term averages reflecting optimism for the sector. At month end, REIT valuations were roughly 12% higher than our estimate of Net Asset Value (NAV). Prices represented a 14.2 multiple of forward cash earnings before depreciation (FFO), which is about 15% above the 12.2 long-term multiple. The average REIT dividend yield is now 4.79%, down almost 90 basis points from 6 months ago. During the same period, the yield on the 10-year Treasury bond has decreased approximately 30 basis points. The average REIT dividend now represents a 43 basis point spread over the yield on the 10-year Treasury bond. The current "spread" is a little below the average spread over the last 20 years which has been approximately 60 basis points. However, it is not unprecedented for REITs to trade at yields less than the 10-year Treasury yield.

Momentum for REITs may continue as funds flows remain strong. According to data from AMG Data Services, dedicated REIT mutual funds have attracted $5.7 billion of new investment this year including $1.75 billion thus far in the fourth calendar quarter of 2004. The positive funds flows to REITs reflects a widespread desire for investors (both institutions and individuals) to increase their allocation to real estate.

REITs offer an attractive source of high current income and as long as new stock issuance remains disciplined, stock prices should improve with earnings growth. For now, we expect REITs, which offer relatively high yields and solid earnings prospects, to retain their appeal to investors, given the alternatives. We believe that REIT investors can still expect reasonable return.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Simon Property Group, Inc.	5.4%
Starwood Hotels & Resorts Worldwide, Inc.	5.1%
Archstone-Smith Trust	5.0%
ProLogis	5.0%
Boston Properties, Inc.	5.0%
Mills Corp.	4.8%
United Dominion Realty Trust, Inc.	4.0%
Regency Centers Corp.	3.5%
SL Green Realty Corp.	3.5%
Vornado Realty Trust	3.5%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

ING REAL ESTATE FUND

PORTFOLIO MANAGERS' REPORT

  Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year		Since Inception of Class A December 20, 2002		Since Inception of Class B November 20, 2002		Since Inception of Class C January 17, 2003		Since Inception of Class O September 15, 2004
Including Sales Charge:
Class A(1)	23.03%		28.78%		-		-		-
Class B(2)	24.66%		-		29.48%		-		-
Class C(3)	28.51	%*	-		-		34.64%		-
Class O	-		-		-		-		13.12%
Excluding Sales Charge:
Class A	30.54	%*	32.75%		-		-		-
Class B	29.66	%*	-		30.60%		-		-
Class C	29.51	%*	-		-		34.64%		-
Class O	-		-		-		-		13.12%
Dow Jones Wilshire Real Estate Securities Index(4)	31.82%		33.95	%(5)	33.30	%(6)	37.96	%(7)	10.37	%(8)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Real Estate Fund against the Dow Jones Wilshire Real Estate Securities Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund, subject to possible later recoupment during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

* Performance was attributed to highly favorable conditions. Please be advised that such conditions may not continue to exist and such performance may not be repeated in the future.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted.

(5) Since inception for the index is shown from January 1, 2003.

(6) Since inception for the index is shown from December 1, 2002.

(7) Since inception for the index is shown from February 1, 2003.

(8) Since inception for the index is shown from October 1, 2004.

(9) The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(10) The Lehman Brothers Aggregated Bond Index is a widely recognized index of publicly issued fixed rate U.S. government investment grade mortgage-backed and corporate debt securities.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING Disciplined LargeCap Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,073.70	1.36%	$7.07
Class B	1,000.00	1,069.50	2.06	10.69
Class C	1,000.00	1,069.50	2.06	10.69
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.15	1.36%	$6.88
Class B	1,000.00	1,014.74	2.06	10.40
Class C	1,000.00	1,014.64	2.06	10.40

*   Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING LargeCap Growth Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,003.40	1.45%	$7.28
Class B	1,000.00	1,000.40	2.10	10.53
Class C	1,000.00	999.90	2.10	10.53
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.90	1.45%	$7.33
Class B	1,000.00	1,015.14	2.10	10.61
Class C	1,000.00	1,015.14	2.10	10.61
ING MidCap Opportunities Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,049.80	1.75%	$8.99
Class B	1,000.00	1,045.70	2.45	12.56
Class C	1,000.00	1,046.00	2.45	12.57
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.34	1.75%	$8.85
Class B	1,000.00	1,012.84	2.45	12.36
Class C	1,000.00	1,012.78	2.45	12.36
ING SmallCap Opportunities Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,078.10	1.72%	$8.96
Class B	1,000.00	1,074.60	2.42	12.59
Class C	1,000.00	1,074.80	2.42	12.59
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.44	1.72%	$8.69
Class B	1,000.00	1,013.09	2.42	12.21
Class C	1,000.00	1,012.99	2.42	12.21

*   Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Financial Services Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,067.00	1.17%	$6.06
Class B	1,000.00	1,063.70	1.92	9.93
Class C	1,000.00	1,055.30	1.92	9.89
Class O	1,000.00	1,037.20	1.13	5.77
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.20	1.17%	$5.92
Class B	1,000.00	1,015.44	1.92	9.70
Class C	1,000.00	1,016.39	1.92	9.70
Class O	1,000.00	1,019.40	1.13	5.72
ING LargeCap Value Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,070.50	1.45%	$7.53
Class B	1,000.00	1,065.70	2.20	11.39
Class C	1,000.00	1,065.50	2.20	11.39
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.90	1.45%	$7.33
Class B	1,000.00	1,014.04	2.20	11.11
Class C	1,000.00	1,014.04	2.20	11.11
ING MagnaCap Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,071.90	1.16%	$6.02
Class B	1,000.00	1,067.60	1.86	9.64
Class C	1,000.00	1,068.70	1.86	9.65
Class M	1,000.00	1,069.60	1.61	8.35
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.25	1.16%	$5.87
Class B	1,000.00	1,015.74	1.86	9.40
Class C	1,000.00	1,015.74	1.86	9.40
Class M	1,000.00	1,017.00	1.61	8.14

*   Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING MidCap Value Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,058.50	1.68%	$8.67
Class B	1,000.00	1,054.70	2.43	12.52
Class C	1,000.00	1,054.70	2.43	12.52
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.65	1.68%	$8.49
Class B	1,000.00	1,012.89	2.43	12.26
Class C	1,000.00	1,012.89	2.43	12.26
ING SmallCap Value Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,065.60	1.72%	$8.91
Class B	1,000.00	1,061.20	2.47	12.76
Class C	1,000.00	1,061.30	2.47	12.76
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.44	1.72%	$8.69
Class B	1,000.00	1,012.68	2.47	12.46
Class C	1,000.00	1,012.68	2.47	12.46
ING Convertible Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,038.90	1.41%	$7.21
Class B	1,000.00	1,035.20	2.06	10.51
Class C	1,000.00	1,035.60	2.06	10.51
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.00	1.41%	$7.13
Class B	1,000.00	1,014.74	2.06	10.40
Class C	1,000.00	1,014.74	2.06	10.40

*   Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Equity and Bond Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,031.20	1.60%	$8.15
Class B	1,000.00	1,028.40	2.25	11.44
Class C	1,000.00	1,028.50	2.25	11.44
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.05	1.60%	$8.09
Class B	1,000.00	1,013.79	2.25	11.36
Class C	1,000.00	1,013.79	2.25	11.36
ING Real Estate Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class A	$1,000.00	$1,214.90	1.24%	$6.89
Class B	1,000.00	1,211.90	1.99	11.03
Class C	1,000.00	1,211.00	1.99	11.03
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.45	1.24%	$6.28
Class B	1,000.00	1,015.64	1.99	10.05
Class C	1,000.00	1,015.64	1.99	10.05

*   Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED)

	ING Disciplined LargeCap Fund	ING LargeCap Growth Fund	ING MidCap Opportunities Fund	ING SmallCap Opportunities Fund
ASSETS:
Investments in securities at value+*	$49,434,365	$315,413,674	$413,429,678	$228,793,610
Short-term investments at amortized cost	379,129	34,202,610	43,961,923	39,670,466
Repurchase agreement	902,000	-	9,091,000	1,592,000
Cash	316	7,328,269	659	209
Cash collateral for futures	48,000	-	-	-
Receivables:
Investment securities sold	-	640,838	4,048,270	2,647,490
Fund shares sold	2,737	400,360	50,220	13,201
Dividends and interest	242,755	1,054,628	59,492	32,236
Prepaid expenses	23,848	33,613	30,104	19,893
Total assets	51,033,150	359,073,992	470,671,346	272,769,105
LIABILITIES:
Payable for investment securities purchased	-	2,565,568	2,150,005	-
Payable for fund shares redeemed	62,059	268,303	475,779	265,376
Payable for futures variation margin	1,425	-	-	-
Payable upon receipt of securities loaned	379,129	34,202,610	43,961,923	39,670,466
Payable to affiliates	71,831	443,812	728,712	317,098
Payable for trustee	5,808	11,700	20,795	11,821
Other accrued expenses and liabilities	138,504	425,136	680,681	254,695
Total liabilities	658,756	37,917,129	48,017,895	40,519,456
NET ASSETS	$50,374,394	$321,156,863	$422,653,451	$232,249,649
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$92,502,045	$665,445,578	$588,588,790	$504,183,821
Undistributed net investment income (accumulated net investment loss or distributions in excess)	112,247	(9,331,502)	(3,768,195)	(2,050,927)
Accumulated net realized loss on investments and futures	(46,642,783)	(391,028,796)	(255,561,411)	(346,789,092)
Net unrealized appreciation on investments and futures	4,402,885	56,071,583	93,394,267	76,905,847
NET ASSETS	$50,374,394	$321,156,863	$422,653,451	$232,249,649
+ Including securities loaned at value	$369,244	$33,248,005	$42,247,835	$38,383,888
* Cost of investments in securities	$45,032,128	$259,342,091	$320,035,411	$151,887,763

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

	ING Disciplined LargeCap Fund	ING LargeCap Growth Fund	ING MidCap Opportunities Fund	ING SmallCap Opportunities Fund
Class A:
Net Assets	$5,087,825	$110,029,149	$127,958,230	$105,312,124
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.00	$0.01	$0.01
Shares outstanding	536,986	6,233,223	10,104,307	4,335,379
Net asset value and redemption price per share	$9.47	$17.65	$12.66	$24.29
Maximum offering price per share (5.75%)(1)	$10.05	$18.73	$13.43	$25.77
Class B:
Net Assets	$31,295,544	$115,070,783	$168,987,832	$60,704,615
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.00	$0.01	$0.01
Shares outstanding	3,445,103	6,701,823	13,937,341	2,718,854
Net asset value and redemption price per share(2)	$9.08	$17.17	$12.12	$22.33
Maximum offering price per share	$9.08	$17.17	$12.12	$22.33
Class C:
Net Assets	$13,986,491	$52,989,337	$117,912,829	$53,120,315
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.00	$0.01	$0.01
Shares outstanding	1,539,823	3,096,325	9,773,132	2,384,367
Net asset value and redemption price per share(2)	$9.08	$17.11	$12.06	$22.28
Maximum offering price per share	$9.08	$17.11	$12.06	$22.28
Class I:
Net Assets	$4,534	$37,838,639	$2,985,670	$12,792,928
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.00	$0.01	$0.01
Shares outstanding	469	2,078,840	230,208	520,134
Net asset value and redemption price per share	$9.67	$18.20	$12.97	$24.60
Maximum offering price per share	$9.67	$18.20	$12.97	$24.60
Class Q:
Net Assets	n/a	$5,228,955	$4,808,890	$319,667
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.00	$0.01	$0.01
Shares outstanding	n/a	288,779	375,977	13,082
Net asset value and redemption price per share	n/a	$18.11	$12.79	$24.44
Maximum offering price per share	n/a	$18.11	$12.79	$24.44

(1)  Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED)

	ING Financial Services Fund	ING LargeCap Value Fund	ING MagnaCap Fund	ING MidCap Value Fund
ASSETS:
Investments in securities at value+*	$308,720,509	$31,797,838	$376,239,011	$161,733,891
Short-term investments at amortized cost	-	-	-	25,264,576
Repurchase agreement	7,334,000	-	2,837,000	-
Cash	677	2,240,220	158	8,031,901
Receivables:
Fund shares sold	48,090	224,487	677	1,666,826
Dividends and interest	405,213	48,249	942,827	242,279
Prepaid expenses	31,394	47,773	30,747	18,480
Reimbursement due from manager	-	27,466	-	-
Total assets	316,539,883	34,386,033	380,050,420	196,957,953
LIABILITIES:
Payable for investment securities purchased	120,917	1,581,306	-	3,452,746
Payable for fund shares redeemed	320,935	484	185,500	156,178
Payable upon receipt of securities loaned	-	-	-	25,264,576
Payable to affiliates	334,011	40,871	357,735	250,102
Payable for trustee fees	21,026	1,157	58,030	1,754
Other accrued expenses and liabilities	429,722	77,179	487,410	61,487
Total liabilities	1,226,611	1,700,997	1,088,675	29,186,843
NET ASSETS	$315,313,272	$32,685,036	$378,961,745	$167,771,110
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$254,309,232	$31,290,950	$377,253,427	$163,835,217
Undistributed net investment income (accumulated net investment loss)	148,366	(37,850)	(274,550)	(471,989)
Accumulated net realized gain (loss) on investments	837,466	356,858	(71,632,059)	3,160,044
Net unrealized appreciation on investments	60,018,208	1,075,078	73,614,927	1,247,838
NET ASSETS	$315,313,272	$32,685,036	$378,961,745	$167,771,110
+ Including securities loaned at value	$-	$-	$-	$23,864,087
* Cost of investments in securities	$248,702,301	$30,722,760	$302,128,558	$160,486,053

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

	ING Financial Services Fund	ING LargeCap Value Fund	ING MagnaCap Fund	ING MidCap Value Fund
Class A:
Net Assets	$193,057,028	$14,422,617	$315,708,153	$76,288,758
Shares authorized	unlimited	unlimited	80,000,000	unlimited
Par value	$0.00	$0.00	$0.00	$0.001
Shares outstanding	8,798,157	1,415,224	28,996,894	6,745,688
Net asset value and redemption price per share	$21.94	$10.19	$10.89	$11.31
Maximum offering price per share (5.75%)(1)	$23.28	$10.81	$11.55	$12.00
Class B:
Net Assets	$121,424,457	$6,789,543	$46,213,724	$43,156,840
Shares authorized	unlimited	unlimited	80,000,000	unlimited
Par value	$0.00	$0.00	$0.00	$0.001
Shares outstanding	5,599,238	668,022	4,376,450	3,875,209
Net asset value and redemption price per share(2)	$21.69	$10.16	$10.56	$11.14
Maximum offering price per share	$21.69	$10.16	$10.56	$11.14
Class C:
Net Assets	$2,682	$8,807,918	$9,970,068	$46,159,703
Shares authorized	unlimited	unlimited	20,000,000	unlimited
Par value	$0.00	$0.00	$0.00	$0.001
Shares outstanding	124	866,836	943,545	4,145,661
Net asset value and redemption price per share(2)	$21.59	$10.16	$10.57	$11.13
Maximum offering price per share	$21.59	$10.16	$10.57	$11.13
Class I:
Net Assets	n/a	$2,664,958	$2,271,718	$2,145,009
Shares authorized	n/a	unlimited	50,000,000	unlimited
Par value	n/a	$0.00	$0.00	$0.001
Shares outstanding	n/a	261,620	209,911	187,674
Net asset value and redemption price per share	n/a	$10.19	$10.82	$11.43
Maximum offering price per share	n/a	$10.19	$10.82	$11.43
Class M:
Net Assets	n/a	n/a	$4,798,082	n/a
Shares authorized	n/a	n/a	5,000,000	n/a
Par value	n/a	n/a	$0.00	n/a
Shares outstanding	n/a	n/a	443,215	n/a
Net asset value and redemption price per share	n/a	n/a	$10.83	n/a
Maximum offering price per share	n/a	n/a	$10.83	n/a
Class O:
Net Assets	$829,105	n/a	n/a	n/a
Shares authorized	unlimited	n/a	n/a	n/a
Par value	$0.00	n/a	n/a	n/a
Shares outstanding	37,857	n/a	n/a	n/a
Net asset value and redemption price per share	$21.90	n/a	n/a	n/a
Maximum offering price per share	$21.90	n/a	n/a	n/a
Class Q:
Net Assets	n/a	n/a	n/a	$20,800
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	1,842
Net asset value and redemption price per share	n/a	n/a	n/a	$11.29
Maximum offering price per share	n/a	n/a	n/a	$11.29

(1)  Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED)

	ING SmallCap Value Fund	ING Convertible Fund	ING Equity and Bond Fund	ING Real Estate Fund
ASSETS:
Investments in securities at value+*	$154,497,494	$197,410,504	$65,854,178	$240,281,035
Short-term investments at amortized cost	34,093,573	53,943,311	-	9,043,070
Repurchase agreement	-	1,065,000	3,292,000	-
Cash	4,310,357	-	7,046	4,772,647
Cash collateral for futures	-	-	7,131	-
Foreign currencies at value***	-	388	-	-
Receivables:
Investment securities sold	104,555	-	682,795	371,916
Fund shares sold	1,545,438	59,740	744	18,500
Dividends and interest	208,077	861,652	333,554	185,499
Prepaid expenses	17,221	23,646	19,070	39,188
Total assets	194,776,715	253,364,241	70,196,518	254,711,855
LIABILITIES:
Payable for investment securities purchased	1,217,883	-	5,648,348	929,811
Payable for fund shares redeemed	99,170	495,859	32,672	-
Payable for futures variation margin	-	-	3,141	-
Payable upon receipt of securities loaned	34,093,573	53,943,311	-	9,043,070
Payable to affiliates	272,212	267,805	89,731	224,171
Payable to custodian	-	4,971	-	-
Payable for trustee fees	3,265	14,974	4,344	5,041
Other accrued expenses and liabilities	62,234	217,945	121,592	139,662
Total liabilities	35,748,337	54,944,865	5,899,828	10,341,755
NET ASSETS	$159,028,378	$198,419,376	$64,296,690	$244,370,100
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$146,347,901	$258,623,990	$75,549,304	$180,992,251
Undistributed net investment income (accumulated net investment loss)	(419,868)	789,019	140,828	2,242,494
Accumulated net realized gain (loss) on investments, foreign currencies and futures	2,209,370	(80,098,377)	(14,866,452)	2,958,782
Net unrealized appreciation on investments, foreign currencies and futures	10,890,975	19,104,744	3,473,010	58,176,573
NET ASSETS	$159,028,378	$198,419,376	$64,296,690	$244,370,100
+ Including securities loaned at value	$31,965,747	$52,558,629	$-	$8,856,992
* Cost of investments in securities	$143,606,519	$178,306,148	$62,388,209	$182,104,462

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

	ING SmallCap Value Fund	ING Convertible Fund	ING Equity and Bond Fund	ING Real Estate Fund
Class A:
Net Assets	$88,102,947	$60,615,668	$34,189,443	$38,487,554
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.00	$0.00	$0.00	$0.00
Shares outstanding	6,520,546	3,271,384	2,674,821	2,698,366
Net asset value and redemption price per share	$13.51	$18.53	$12.78	$14.26
Maximum offering price per share (5.75%)(1)	$14.33	$19.66	$13.56	$15.13
Class B:
Net Assets	$26,109,462	$66,597,556	$17,407,222	$3,088,890
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.00	$0.00	$0.00	$0.00
Shares outstanding	1,966,957	3,264,430	1,262,835	216,073
Net asset value and redemption price per share(2)	$13.27	$20.40	$13.78	$14.30
Maximum offering price per share	$13.27	$20.40	$13.78	$14.30
Class C:
Net Assets	$44,235,075	$68,400,264	$12,409,157	$3,476,512
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.00	$0.00	$0.00	$0.00
Shares outstanding	3,335,852	3,600,076	1,017,491	236,663
Net asset value and redemption price per share(2)	$13.26	$19.00	$12.20	$14.69
Maximum offering price per share	$13.26	$19.00	$12.20	$14.69
Class I:
Net Assets	$514,154	n/a	n/a	$195,284,167
Shares authorized	unlimited	n/a	n/a	unlimited
Par value	$0.00	n/a	n/a	$0.00
Shares outstanding	37,796	n/a	n/a	13,112,275
Net asset value and redemption price per share	$13.60	n/a	n/a	$14.89
Maximum offering price per share	$13.60	n/a	n/a	$14.89
Class O:
Net Assets	n/a	n/a	n/a	$4,032,977
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.00
Shares outstanding	n/a	n/a	n/a	283,008
Net asset value and redemption price per share	n/a	n/a	n/a	$14.25
Maximum offering price per share	n/a	n/a	n/a	$14.25
Class Q:
Net Assets	$66,740	$2,805,888	$290,868	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.00	$0.00	$0.00	n/a
Shares outstanding	4,872	156,101	22,915	n/a
Net asset value and redemption price per share	$13.70	$17.97	$12.69	n/a
Maximum offering price per share	$13.70	$17.97	$12.69	n/a

(1)  Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

	ING Disciplined LargeCap Fund	ING LargeCap Growth Fund	ING MidCap Opportunities Fund	ING SmallCap Opportunities Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$691,060	$1,805,856	$807,753	$227,471
Interest	4,425	280	72,014	25,401
Securities lending income	684	10,762	33,398	45,707
Other	8,641	-	-	-
Total investment income	704,810	1,816,898	913,165	298,579
EXPENSES:
Investment management fees	234,184	1,172,003	2,110,695	1,086,573
Distribution and service fees:
Class A	7,838	184,836	185,922	152,861
Class B	158,729	567,446	859,197	321,149
Class C	71,301	257,635	595,408	261,952
Class Q	-	6,963	5,760	447
Transfer agent fees:
Class A	2,409	74,221	87,048	79,035
Class B	12,043	80,355	116,212	49,945
Class C	6,603	36,613	87,126	40,772
Class I	261	5,320	32	668
Class Q	-	743	55	20
Administrative service fees	33,455	156,265	367,700	242,224
Shareholder reporting expense	8,105	27,414	45,600	42,520
Registration fees	21,390	38,825	51,208	24,604
Professional fees	5,475	12,977	12,282	12,849
Custody and accounting expense	6,797	15,298	10,755	16,480
Trustee fees	1,983	4,657	6,341	8,281
Miscellaneous expense	21,990	6,733	15,019	9,126
Total expenses	592,563	2,648,304	4,556,360	2,349,506
Less:
Net recouped fees	-	(55,000)	(125,000)	-
Brokerage commission recapture	-	32,660	-	-
Net expenses	592,563	2,670,644	4,681,360	2,349,506
Net investment income (loss)	112,247	(853,746)	(3,768,195)	(2,050,927)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES:
Net realized gain (loss) on:
Investments	4,559,066	(3,952,007)	2,749,837	2,980,721
Futures	(12,554)	-	-	-
Net realized gain (loss) on investments and futures	4,546,512	(3,952,007)	2,749,837	2,980,721
Net change in unrealized appreciation or depreciation on:
Investments	(1,107,879)	4,474,101	18,335,010	14,797,287
Futures	(1,077)	-	-	-
Net change in unrealized appreciation or depreciation on investments and futures	(1,108,956)	4,474,101	18,335,010	14,797,287
Net realized and unrealized gain on investments investments and futures	3,437,556	522,094	21,084,847	17,778,008
Increase (decrease) in net assets resulting from operations	$3,549,803	$(331,652)	$17,316,652	$15,727,081
* Foreign taxes	$-	$656	$-	$-

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

	ING Financial Services Fund	ING LargeCap Value Fund	ING MagnaCap Fund	ING MidCap Value Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,750,505	$246,685	$4,540,680	$951,578
Interest	58,755	-	25,519	150
Securities lending income	-	-	4,382	91,306
Total investment income	2,809,260	246,685	4,570,581	1,043,034
EXPENSES:
Investment management fees	1,166,681	99,146	1,368,733	676,353
Distribution and service fees:
Class A	239,023	11,578	465,906	84,150
Class B	611,318	23,788	243,240	192,338
Class C	7	31,717	54,872	184,336
Class M	-	-	18,272	-
Class O	196	-	-	-
Class Q	-	-	-	24
Transfer agent fees:
Class A	85,841	7,493	98,014	34,814
Class B	54,934	3,980	15,523	19,788
Class C	-	5,176	3,493	19,006
Class I	-	956	14	853
Class M	-	-	1,553	-
Class O	49	-	-	-
Class Q	-	28	-	10
Administrative service fees	-	11,016	-	72,364
Shareholder reporting expense	54,082	4,626	23,547	9,876
Registration fees	26,064	36,481	40,639	23,930
Professional fees	14,436	3,254	16,285	12,414
Custody and accounting expense	14,334	2,314	19,905	5,604
Trustee fees	9,671	1,102	9,006	1,614
Offering expense	-	50,137	-	-
Miscellaneous expense	13,490	625	16,565	2,202
Total expenses	2,290,126	293,417	2,395,567	1,339,676
Less:
Net waived and reimbursed (recouped) fees	-	96,134	-	(153,977)
Net expenses	2,290,126	197,283	2,395,567	1,493,653
Net investment income (loss)	519,134	49,402	2,175,014	(450,619)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	3,685,735	599,544	(1,812,694)	8,657,798
Net change in unrealized appreciation or depreciation on investments	15,534,797	1,182,223	25,384,178	(426,989)
Net realized and unrealized gain on investments	19,220,532	1,781,767	23,571,484	8,230,809
Increase in net assets resulting from operations	$19,739,666	$1,831,169	$25,746,498	$7,780,190
* Foreign taxes	$-	$-	$42,112	$-

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

	ING SmallCap Value Fund	ING Convertible Fund	ING Equity and Bond Fund	ING Real Estate Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$771,846	$1,330,249	$357,175	$4,680,768
Interest	-	1,955,962	611,485	-
Securities lending income	134,338	69,737	-	5,047
Total investment income	906,184	3,355,948	968,660	4,685,815
EXPENSES:
Investment management fees	592,957	760,810	248,784	724,287
Distribution and service fees:
Class A	85,829	106,825	61,183	31,007
Class B	110,437	348,467	91,076	12,180
Class C	174,573	345,930	64,299	14,983
Class O	-	-	-	883
Class Q	75	3,691	382	-
Transfer agent fees:
Class A	39,421	25,663	19,709	2,174
Class B	12,621	29,576	10,263	221
Class C	20,054	29,415	7,192	295
Class I	162	-	-	12,266
Class O	-	-	-	159
Class Q	18	418	143	-
Administrative service fees	63,098	101,440	33,171	103,469
Shareholder reporting expense	8,607	57,030	17,751	12,301
Registration fees	22,427	26,150	23,127	30,867
Professional fees	4,338	12,613	7,402	13,014
Custody and accounting expense	2,910	15,718	20,156	7,850
Trustee fees	1,917	5,555	2,652	2,897
Miscellaneous expense	2,034	7,643	3,534	27,839
Total expenses	1,141,478	1,876,944	610,824	996,692
Less:
Net recouped fees	(163,241)	-	(20,000)	(115,001)
Brokerage commission recapture	-	-	-	72,658
Net expenses	1,304,719	1,876,944	630,824	1,039,035
Net investment income/(loss)	(398,535)	1,479,004	337,836	3,646,780
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCIES AND FUTURES:
Net realized gain (loss) on:
Investments	5,255,247	1,064,427	707,649	9,073,434
Foreign currencies	-	14,642	-	-
Futures	-	-	(19,674)	-
Net realized gain on investments, foreign currencies and futures	5,255,247	1,079,069	687,975	9,073,434
Net change in unrealized appreciation or depreciation on:
Investments	5,652,992	4,393,868	837,028	28,898,993
Foreign currencies	-	388	-	-
Futures	-	-	35,819	-
Net change in unrealized appreciation or depreciation on investments, foreign currencies and futures	5,652,992	4,394,256	872,847	28,898,993
Net realized and unrealized gain on investments, foreign currencies and futures	10,908,239	5,473,325	1,560,822	37,972,427
Increase in net assets resulting from operations	$10,509,704	$6,952,329	$1,898,658	$41,619,207
* Foreign taxes	$-	$-	$558	$-

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Disciplined LargeCap Fund		ING LargeCap Growth Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment income (loss)	$112,247	$(196,511)	$(853,746)	$(2,863,179)
Net realized gain (loss) on investments and futures	4,546,512	8,281,222	(3,952,007)	39,816,143
Net change in unrealized appreciation or depreciation on invesments and futures	(1,108,956)	4,006,258	4,474,101	18,934,271
Net increase (decrease) in net assets resulting from operations	3,549,803	12,090,969	(331,652)	55,887,235
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	-	-	(3,156,967)	-
Class B	-	-	(2,693,358)	-
Class C	-	-	(1,248,300)	-
Class I	-	-	(1,216,755)	-
Class Q	-	-	(162,376)	-
Total distributions	-	-	(8,477,756)	-
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,070,186	4,879,672	61,314,036	167,009,595
Dividends reinvested	-	-	6,728,584	-
	2,070,186	4,879,672	68,042,620	167,009,595
Cost of shares redeemed	(31,450,468)	(23,356,188)	(64,106,366)	(70,231,343)
Net increase (decrease) in net assets resulting from capital share transactions	(29,380,282)	(18,476,516)	3,936,254	96,778,252
Net increase (decrease) in net assets	(25,830,479)	(6,385,547)	(4,873,154)	152,665,487
NET ASSETS:
Beginning of period	76,204,873	82,590,420	326,030,017	173,364,530
End of period	$50,374,394	$76,204,873	$321,156,863	$326,030,017
Undistributed net investment income (accumulated net investment loss) at end of period	$112,247	$-	$(9,331,502)	$-

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MidCap Opportunities Fund		ING SmallCap Opportunities Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment loss	$(3,768,195)	$(3,189,037)	$(2,050,927)	$(5,073,085)
Net realized gain on investments	2,749,837	36,005,578	2,980,721	43,684,508
Net change in unrealized appreciation or depreciation on investments	18,335,010	(14,157,412)	14,797,287	20,950,754
Net increase in net assets resulting from operations	17,316,652	18,659,129	15,727,081	59,562,177
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,197,998	28,495,626	18,636,682	55,115,680
Dividends reinvested	-	373,162,486	-	-
	12,197,998	401,658,112	18,636,682	55,115,680
Cost of shares redeemed	(70,485,126)	(127,345,757)	(54,883,976)	(140,542,492)
Net increase (decrease) in net assets resulting from capital share transactions	(58,287,128)	274,312,355	(36,247,294)	(85,426,812)
Net increase (decrease) in net assets	(40,970,476)	292,971,484	(20,520,213)	(25,864,635)
NET ASSETS:
Beginning of period	463,623,927	170,652,443	252,769,862	278,634,497
End of period	$422,653,451	$463,623,927	$232,249,649	$252,769,862
Accumualted net investment loss at end of period	$(3,768,195)	$-	$(2,050,927)	$-

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Financial Services Fund		ING LargeCap Value Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004
FROM OPERATIONS:
Net investment income	$519,134	$291,940	$49,402	$5,355
Net realized gain on investments	3,685,735	30,704,885	599,544	8,982
Net change in unrealized appreciation or depreciation on investments	15,534,797	25,739,724	1,182,223	(107,145)
Net increase in net assets resulting from operations	19,739,666	56,736,549	1,831,169	(92,808)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(653,510)	(697,897)	(82,342)	-
Class B	-	-	(14,178)	-
Class C	(11)	-	(17,275)	-
Class I	-	-	(18,995)	-
Class O	(4,300)	-
Net realized gains:
Class A	(12,401,564)	(7,418,743)	(110,882)	-
Class B	(7,842,026)	(5,117,566)	(52,095)	-
Class C	(171)	-	(67,763)	-
Class I	-	-	(20,928)	-
Class O	(47,206)	-	-	-
Total distributions	(20,948,788)	(13,234,206)	(384,458)	-
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,523,610	17,608,115	21,137,141	11,680,876
Dividends reinvested	15,284,143	9,519,235	261,534	-
	24,807,753	27,127,350	21,398,675	11,680,876
Cost of shares redeemed	(29,041,606)	(58,848,107)	(1,284,059)	(464,359)
Net increase (decrease) in net assets resulting from capital share transactions	(4,233,853)	(31,720,757)	20,114,616	11,216,517
Net increase (decrease) in net assets	(5,442,975)	11,781,586	21,561,327	11,123,709
NET ASSETS:
Beginning of period	320,756,247	308,974,661	11,123,709	-
End of period	$315,313,272	$320,756,247	$32,685,036	$11,123,709
Undistributed net investment income (accumulated net investment loss) at end of period	$148,366	$287,053	$(37,850)	$45,538

(1)  Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MagnaCap Fund		ING MidCap Value Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment income (loss)	$2,175,014	$2,960,215	$(450,619)	$(455,900)
Net realized gain (loss) on investments	(1,812,694)	5,922,962	8,657,798	9,538,762
Net change in unrealized appreciation or depreciation on invesments	25,384,178	38,819,962	(426,989)	9,173,938
Net increase in net assets resulting from operations	25,746,498	47,703,139	7,780,190	18,256,800
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(3,660,545)	(2,197,417)	-	-
Class B	(93,647)	-	-	-
Class C	(21,507)	-	-	-
Class I	(21,582)	(112)	-	-
Class M	(16,713)	(4,890)	-	-
Class O	-	(42,794)	-	-
Net realized gains:
Class A	-	-	(5,379,868)	-
Class B	-	-	(3,140,896)	-
Class C	-	-	(3,310,535)	-
Class I	-	-	(154,805)	-
Class Q			(1,507)	-
Total distributions	(3,813,994)	(2,245,213)	(11,987,611)	-
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,321,548	35,810,247	68,181,104	90,677,565
Net proceeds from shares issued in merger	-	147,505,028	-	-
Dividends reinvested	3,316,498	1,940,774	9,165,841	-
	17,638,046	185,256,049	77,346,945	90,677,565
Cost of shares redeemed	(41,295,845)	(80,780,723)	(33,014,389)	(20,765,261)
Net increase (decrease) in net assets resulting from capital share transactions	(23,657,799)	104,475,326	44,332,556	69,912,304
Net increase (decrease) in net assets	(1,725,295)	149,933,252	40,125,135	88,169,104
NET ASSETS:
Beginning of period	380,687,040	230,753,788	127,645,975	39,476,871
End of period	$378,961,745	$380,687,040	$167,771,110	$127,645,975
Undistributed net investment income (accumulated net investment loss) at end of period	$(274,550)	$1,364,430	$(471,989)	$(21,333)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING SmallCap Value Fund		ING Convertible Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment income (loss)	$(398,535)	$(576,767)	$1,479,004	$3,558,967
Net realized gain on investments and foreign currencies	5,255,247	10,868,528	1,079,069	18,580,712
Net change in unrealized appreciation or depreciation on investments and foreign currencies	5,652,992	8,636,660	4,394,256	5,044,475
Net increase in net assets resulting from operations	10,509,704	18,928,421	6,952,329	27,184,154
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	-	-	(931,468)	(1,433,574)
Class B	-	-	(720,738)	(1,224,775)
Class C	-	-	(801,156)	(1,281,578)
Class Q	-	-	(49,687)	(99,026)
Net realized gains:
Class A	(5,340,181)	(1,073,901)	-	-
Class B	(1,592,895)	(775,481)	-	-
Class C	(2,730,797)	(949,961)	-	-
Class I	(31,243)	(22,291)	-	-
Class Q	(4,047)	(49)	-	-
Total distributions	(9,699,163)	(2,821,683)	(2,503,049)	(4,038,953)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	79,263,566	57,600,625	11,627,954	47,499,407
Dividends reinvested	7,367,984	2,135,022	1,611,454	2,581,510
	86,631,550	59,735,647	13,239,408	50,080,917
Cost of shares redeemed	(23,281,611)	(12,951,477)	(32,350,100)	(53,959,375)
Net increase (decrease) in net assets resulting from capital share transactions	63,349,939	46,784,170	(19,110,692)	(3,878,458)
Net increase (decrease) in net assets	64,160,480	62,890,908	(14,661,412)	19,266,743
NET ASSETS:
Beginning of period	94,867,898	31,976,990	213,080,788	193,814,045
End of period	$159,028,378	$94,867,898	$198,419,376	$213,080,788
Undistributed net investment income (accumulated net investment loss) at end of period	$(419,868)	$(21,333)	$789,019	$1,813,063

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Equity and Bond Fund		ING Real Estate Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 13, 2004
FROM OPERATIONS:
Net investment income	$337,836	$692,027	$3,646,780	$7,739,664
Net realized gain (loss) on investments and futures	687,975	(791,892)	9,073,434	18,787,767
Net change in unrealized appreciation or depreciation on investments and futures	872,847	6,008,996	28,898,993	10,691,837
Net increase in net assets resulting from operations	1,898,658	5,909,131	41,619,207	37,219,268
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(217,758)	(789,960)	(409,850)	(327,077)
Class B	(42,676)	(315,822)	(33,431)	(35,510)
Class C	(42,964)	(249,621)	(42,116)	(77,403)
Class I	-	-	(3,183,919)	(8,236,929)
Class Q	(2,104)	(6,646)	-	-
Class O	-	-	(6,743)	-
Net realized gains:
Class A	-	-	(2,268,169)	(242,273)
Class B	-	-	(184,964)	(30,332)
Class C	-	-	(206,851)	(87,401)
Class I	-	-	-	(6,232,489)
Class T	-	-	(11,900,609)	-
Class O	-	-	(199,400)	-
Total distributions	(305,502)	(1,362,049)	(18,436,052)	(15,269,414)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,894,753	18,750,762	38,765,916	73,899,420
Dividends reinvested	232,892	1,011,337	12,832,345	9,979,129
	3,127,645	19,762,099	51,598,261	83,878,549
Cost of shares redeemed	(9,905,097)	(27,110,551)	(13,582,137)	(49,590,718)
Net increase (decrease) in net assets resulting from capital share transactions	(6,777,452)	(7,348,452)	38,016,124	34,287,831
Net increase (decrease) in net assets	(5,184,296)	(2,801,370)	61,199,279	56,237,685
NET ASSETS:
Beginning of period	69,480,986	72,282,356	183,170,821	126,933,136
End of period	$64,296,690	$69,480,986	$244,370,100	$183,170,821
Undistributed net investment income at end of period	$140,828	$108,494	$2,242,494	$2,271,773

See Accompanying Notes to Financial Statements

ING DISCIPLINED LARGECAP FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended				Seven Months Ended	Year Ended	December 30, 1998(2) to
	November 30,	Year Ended May 31,			May 31,	October 31,	October 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$8.82	7.61	8.43	9.87	11.17	11.14	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.04	0.01	0.03	0.03	(0.01)	-	0.01
Net realized and unrealized gain (loss) on investments	$0.61	1.20	(0.85)	(1.47)	(1.29)	0.18	1.13
Total from investment operations	$0.65	1.21	(0.82)	(1.44)	(1.30)	0.18	1.14
Less distributions from:
Net realized gain from investments	$-	-	-	-	-	0.15	-
Total distributions	$-	-	-	-	-	0.15	-
Net asset value, end of period	$9.47	8.82	7.61	8.43	9.87	11.17	11.14
Total Return(3)%	7.37	15.90	(9.73)	(14.59)	(11.64)	1.55	11.40
Ratios and Supplemental Data:
Net assets, end of period (000's)	$5,088	5,362	7,205	9,883	12,748	23,571	27,091
Ratios to average net assets:
Net expenses after expense reimbursement(4)%	1.36	1.53	1.54	1.33	1.45	1.37	1.29	(5)
Gross expenses prior to expense
reimbursement(4)%	1.36	1.53	1.54	1.33	1.45	1.37	1.56
Net investment income (loss) after expense reimbursement(4)%	0.89	0.11	0.32	0.12	(0.13)	0.01	0.23	(5)
Portfolio turnover rate %	79	200	106	149	26	57	26
	Class B
	Six Months Ended				Seven Months Ended	Year Ended	December 30, 1998(2) to
	November 30,	Year Ended May 31,			May 31,	October 31,	October 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$8.49	7.37	8.23	9.70	11.04	11.09	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.05)	(0.03)	(0.07)	(0.05)	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	$0.58	1.17	(0.83)	(1.40)	(1.29)	0.18	1.11
Total from investment operations	$0.59	1.12	(0.86)	(1.47)	(1.34)	0.10	1.09
Less distributions from:
Net realized gain from investments	$-	-	-	-	-	0.15	-
Total distributions	$-	-	-	-	-	0.15	-
Net asset value, end of period	$9.08	8.49	7.37	8.23	9.70	11.04	11.09
Total Return(3)%	6.95	15.20	(10.45)	(15.15)	(12.14)	0.83	10.90
Ratios and Supplemental Data:
Net assets, end of period (000's)	$31,296	32,848	34,358	53,185	76,726	94,028	99,249
Ratios to average net assets:
Net expenses after expense reimbursement(4)%	2.06	2.23	2.24	2.03	2.15	2.07	1.99	(5)
Gross expenses prior to expense
reimbursement(4)%	2.06	2.23	2.24	2.03	2.15	2.07	2.29
Net investment income (loss) after expense reimbursement(4)%	0.21	(0.59)	(0.43)	(0.58)	(0.83)	(0.70)	(0.49	)(5)
Portfolio turnover rate %	79	200	106	149	26	57	26

(1)  The Fund changed its fiscal year end to May 31.

(2)  Commencement of operations.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  Expenses calculated net of taxes and advisor reimbursement.

See Accompanying Notes to Financial Statements

ING DISCIPLINED LARGECAP FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended				Seven Months Ended	Year Ended	December 30, 1998(2) to
	November 30,	Year Ended May 31,			May 31,	October 31,	October 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$8.49	7.37	8.23	9.70	11.05	11.09	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.06)	(0.04)	(0.09)	(0.05)	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	$0.58	1.18	(0.82)	(1.38)	(1.30)	0.19	1.11
Total from investment operations	$0.59	1.12	(0.86)	(1.47)	(1.35)	0.11	1.09
Less distributions from:
Net realized gain from investments	$-	-	-	-	-	0.15	-
Total distributions	$-	-	-	-	-	0.15	-
Net asset value, end of period	$9.08	8.49	7.37	8.23	9.70	11.05	11.09
Total Return(3)%	6.95	15.20	(10.45)	(15.15)	(12.12)	0.92	10.90
Ratios and Supplemental Data:
Net assets, end of period (000's)	$13,986	15,233	21,478	36,486	66,252	88,449	75,941
Ratios to average net assets:
Net expenses after expense reimbursement(4)%	2.06	2.23	2.24	2.03	2.15	2.07	1.99	(5)
Gross expenses prior to expense
reimbursement(4)%	2.06	2.23	2.24	2.03	2.15	2.07	2.27
Net investment income (loss) after expense reimbursement(4)%	0.19	(0.59)	(0.43)	(0.58)	(0.83)	(0.70)	(0.49	)(5)
Portfolio turnover rate %	79	200	106	149	26	57	26

(1)  The Fund changed its fiscal year end to May 31.

(2)  Commencement of operations.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  Expenses calculated net of taxes and advisor reimbursement.

See Accompanying Notes to Financial Statements

ING LARGECAP GROWTH FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended				Eleven Months Ended	Year Ended	Three Months Ended
	November 30,	Year Ended May 31,			May 31,	June 30,	June 30,
	2004	2004	2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$18.11	14.33	16.59	24.40	43.12	28.09	24.94
Income (loss) from investment operations:
Net investment loss	$-	(0.10)	(0.15)	(0.18)	(0.20)	(0.22)	(0.02)
Net realized and unrealized gain (loss) on investments	$0.07	3.88	(2.11)	(7.63)	(18.05)	15.63	3.17
Total from investment operations	$0.07	3.78	(2.26)	(7.81)	(18.25)	15.41	3.15
Less distributions from:
Net investment income	$0.53	-	-	0.00 *	-	-	-
Net realized gain from investments	$-	-	-	-	0.47	0.38	-
Total distributions	$0.53	-	-	0.00 *	0.47	0.38	-
Net asset value, end of period	$17.65	18.11	14.33	16.59	24.40	43.12	28.09
Total Return(3)%	0.34	26.38	(13.62)	(31.99)	(42.67)	55.35	12.63
Ratios and Supplemental Data:
Net assets, end of period (000's)	$110,029	109,858	40,941	65,642	161,824	186,261	30,108
Ratios to average net assets:
Net expenses after expense reimbursement/ recoupment and brokerage commission recapture(4)(5)%	1.42	1.42	1.60	1.58	1.47	1.36	1.43
Net expenses after expense reimbursement/recoupment(4)(5)%	1.45	1.45	1.60	1.58	1.47	1.36	1.43
Gross expenses prior to expense reimbursement and brokerage commission recapture(4)%	1.41	1.61	1.76	1.58	1.47	1.36	1.45
Net investment loss after expense reimbursement/recoupment and brokerage commission %	(0.26)	(0.82)	(0.96)	(1.12)	(0.78)	(0.87)	(0.56)
recapture(4)(5)
Portfolio turnover rate %	40	142	291	536	331	139	27
	Class B
	Six Months Ended				Eleven Months Ended	Year Ended	Three Months Ended
	November 30,	Year Ended May 31,			May 31,	June 30,	June 30,
	2004	2004	2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$17.57	13.99	16.30	24.14	42.94	28.15	25.04
Income (loss) from investment operations:
Net investment loss	$(0.07)	(0.21)	(0.24)	(0.43)	(0.41)	(0.39)	(0.05)
Net realized and unrealized gain (loss) on investments	$0.08	3.79	(2.07)	(7.41)	(17.92)	15.56	3.16
Total from investment operations	$0.01	3.58	(2.31)	(7.84)	(18.33)	15.17	3.11
Less distributions from:
Net investment income	$0.41	-	-	-	-	-	-
Net realized gain from investments	$-	-	-	-	0.47	0.38	-
Total distributions	$0.41	-	-	-	0.47	0.38	-
Net asset value, end of period	$17.17	17.57	13.99	16.30	24.14	42.94	28.15
Total Return(3)%	0.04	25.59	(14.17)	(32.48)	(43.04)	55.37	12.42
Ratios and Supplemental Data:
Net assets, end of period (000's)	$115,071	119,658	72,575	116,738	224,572	333,256	49,057
Ratios to average net assets:
Net expenses after expense reimbursement/ recoupment and brokerage commission recapture(4)(5)%	2.07	2.07	2.25	2.23	2.12	2.01	2.08
Net expenses after expense reimbursement/recoupment(4)(5)%	2.10	2.09	2.25	2.23	2.12	2.01	2.10
Gross expenses prior to expense reimbursement/ recoupment and brokerage commission recapture(4)%	2.06	2.26	2.41	2.23	2.12	2.01	2.10
Net investment loss after expense reimbursement and brokerage commission recapture(4)(5)%	(0.92)	(1.47)	(1.61)	(1.77)	(1.43)	(1.52)	(1.21)
Portfolio turnover rate %	40	142	291	536	331	139	27

(1)  The Fund changed its fiscal year end to May 31.

(2)  Effective May 24, 1999, ING investments, LLC became the Investment Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as Sub-Adviser and the Fund changed its year end to June 30. The Fund was directly managed by ING Investments, LLC from October 1, 2000 to June 2, 2003. Effective June 2, 2003, Wellington Capital Management was appointed as Sub-Adviser to the Fund.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING LARGECAP GROWTH FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended				Eleven Months Ended	Year Ended	Three Months Ended
	November 30,	Year Ended May 31,			May 31,	June 30,	June 30,
	2004	2004	2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$17.52	13.95	16.25	24.07	42.82	28.07	24.97
Income (loss) from investment operations:
Net investment loss	$(0.07)	(0.22)	(0.25)	(0.48)	(0.39)	(0.35)	(0.06)
Net realized and unrealized gain (loss) on investments	$0.07	3.79	(2.05)	(7.34)	(17.89)	15.48	3.16
Total from investment operations	$0.00 *	3.57	(2.30)	(7.82)	(18.28)	15.13	3.10
Less distributions from:
Net investment income	$0.41	-	-	-	-	-	-
Net realized gain from investments	$-	-	-	-	0.47	0.38	-
Total distributions	$0.41	-	-	-	0.47	0.38	-
Net asset value, end of period	$17.11	17.52	13.95	16.25	24.07	42.82	28.07
Total Return(3)%	(0.01)	25.59	(14.15)	(32.49)	(43.04)	54.38	12.41
Ratios and Supplemental Data:
Net assets, end of period (000's)	$52,989	53,976	31,516	54,048	117,222	152,682	17,755
Ratios to average net assets:
Net expenses after expense reimbursement and brokerage commission recapture(4)(5)%	2.07	2.07	2.25	2.23	2.12	2.01	2.08
Net expenses after expense reimbursement(4)(5)%	2.10	2.09	2.25	2.23	2.12	2.01	2.08
Gross expenses prior to expense reimbursement and brokerage commission recapture(4)%	2.06	2.26	2.41	2.23	2.12	2.01	2.10
Net investment loss after expense reimbursement
and brokerage commission recapture(4)(5)%	(0.91)	(1.47)	(1.61)	(1.77)	(1.43)	(1.52)	(1.21)
Portfolio turnover rate %	40	142	291	536	331	139	27

(1)  The Fund changed its fiscal year end to May 31.

(2)  Effective May 24, 1999, ING investments, LLC became the Investment Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as Sub-Adviser and the Fund changed its year end to June 30. The Fund was directly managed by ING Investments, LLC from October 1, 2000 to June 2, 2003. Effective June 2, 2003, Wellington Capital Management was appointed as Sub-Adviser to the Fund.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING MIDCAP OPPORTUNITIES FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended				Five Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended December 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$12.06	10.12	11.11	14.58	19.12	21.29	12.96
Income (loss) from investment operations:
Net investment loss	$(0.08)	(0.06)	(0.12)	(0.17)*	(0.11)	(0.15)	(0.09)
Net realized and unrealized gain (loss)
on investments	$0.68	2.00	(0.87)	(3.30)	(4.43)	0.16	12.01
Total from investment operations	$0.60	1.94	(0.99)	(3.47)	(4.54)	0.01	11.92
Less distributions from:
Net realized gain from investments	$-	-	-	-	-	2.18	3.59
Total distributions	$-	-	-	-	-	2.18	3.59
Net asset value, end of period	$12.66	12.06	10.12	11.11	14.58	19.12	21.29
Total Return(2)%	4.98	19.17	(8.91)	(23.80)	(23.74)	(0.35)	103.24
Ratios and Supplemental Data:
Net assets, end of period (000's)	$127,958	133,363	44,010	68,106	24,265	25,742	6,291
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.75	1.59	1.50	1.77	2.06	1.66	1.74
Gross expenses prior to expense
reimbursement/recoupment(3)%	1.68	1.70	1.83	1.99	2.06	1.66	1.74
Net investment loss after expense reimbursement/recoupment(3)(4)%	(1.31)	(1.06)	(1.15)	(1.45)	(1.52)	(0.96)	(1.34)
Portfolio turnover rate %	25	115	345	399	182	188	201
	Class B
	Six Months Ended				Five Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended December 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$11.59	9.80	10.83	14.30	18.79	21.12	12.97
Income (loss) from investment operations:
Net investment loss	$(0.13)	(0.06)	(0.20)	(0.25)*	(0.14)	(0.24)	(0.07)
Net realized and unrealized gain (loss)
on investments	$0.66	1.85	(0.83)	(3.22)	(4.35)	0.09	11.81
Total from investment operations	$0.53	1.79	(1.03)	(3.47)	(4.49)	(0.15)	11.74
Less distributions from:
Net realized gain from investments	$-	-	-	-	-	2.18	3.59
Total distributions	$-	-	-	-	-	2.18	3.59
Net asset value, end of period	$12.12	11.59	9.80	10.83	14.30	18.79	21.12
Total Return(2)%	4.57	18.27	(9.51)	(24.27)	(23.90)	(1.13)	101.73
Ratios and Supplemental Data:
Net assets, end of period (000's)	$168,988	191,288	43,183	69,621	28,448	35,551	8,252
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.45	2.29	2.20	2.47	2.76	2.36	2.40
Gross expenses prior to expense
reimbursement/recoupment(3)%	2.38	2.40	2.53	2.69	2.76	2.36	2.40
Net investment loss after expense reimbursement/recoupment(3)(4)%	(2.00)	(1.69)	(1.85)	(2.15)	(2.22)	(1.66)	(2.00)
Portfolio turnover rate %	25	115	345	399	182	188	201

(1)  The Fund changed its fiscal year end to May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*  Per share data calculated using weighted average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING MIDCAP OPPORTUNITIES FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended				Five Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended December 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$11.53	9.75	10.77	14.24	18.72	21.03	12.96
Income (loss) from investment operations:
Net investment loss	$(0.13)	(0.12)	(0.19)	(0.25)*	(0.14)	(0.24)	(0.07)
Net realized and unrealized gain (loss)
on investments	$0.66	1.90	(0.83)	(3.22)	(4.34)	0.11	11.73
Total from investment operations	$0.53	1.78	(1.02)	(3.47)	(4.48)	(0.13)	11.66
Less distributions from:
Net realized gain from investments	$-	-	-	-	-	2.18	3.59
Total distributions	$-	-	-	-	-	2.18	3.59
Net asset value, end of period	$12.06	11.53	9.75	10.77	14.24	18.72	21.03
Total Return(2)%	4.60	18.26	(9.47)	(24.37)	(23.93)	(1.03)	101.16
Ratios and Supplemental Data:
Net assets, end of period (000's)	$117,913	131,461	67,730	100,888	18,901	25,939	4,560
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	2.45	2.29	2.20	2.47	2.76	2.36	2.36
Gross expenses prior to expense
reimbursement(3)%	2.38	2.40	2.53	2.69	2.76	2.36	2.36
Net investment loss after expense reimbursement(3)(4)%	(2.01)	(1.80)	(1.85)	(2.15)	(2.22)	(1.66)	(1.98)
Portfolio turnover rate %	25	115	345	399	182	188	201

(1)  The Fund changed its fiscal year end to May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has aggreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary (expenses) subject to possible recoupment by ING Investments, LLC within three years.

*  Per share data calculated using weighted average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING SMALLCAP OPPORTUNITIES FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended				Five Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended December 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$22.53	18.16	24.04	38.78	47.17	59.35	29.00
Income (loss) from investment operations:
Net investment loss	$(0.17)	(0.37)	(0.35)	(0.51)*	(0.23)	(0.54)	(0.32)
Net realized and unrealized gain (loss)
on investments	$1.93	4.74	(5.53)	(13.24)	(8.16)	(2.74)	38.23
Total from investment operations	$1.76	4.37	(5.88)	(13.75)	(8.39)	(3.28)	37.91
Less distributions from:
Net realized gain from investments	$-	-	-	0.99	-	8.90	7.56
Total distributions	$-	-	-	0.99	-	8.90	7.56
Net asset value, end of period	$24.29	22.53	18.16	24.04	38.78	47.17	59.35
Total Return(2)%	7.81	24.06 †	(24.46)	(35.86)	(17.79)	(6.04)	146.94
Ratios and Supplemental Data:
Net assets, end of period (000's)	$105,312	105,890	118,570	183,810	159,641	177,286	123,377
Ratios to average net assets:
Expenses(3)%	1.72	1.74	1.88	1.81	1.69	1.45	1.43
Net investment loss(3)%	(1.45)	(1.52)	(1.80)	(1.70)	(1.41)	(1.05)	(1.21)
Portfolio turnover rate	% 34	60	357	427	104	134	223
	Class B
	Six Months Ended				Five Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended December 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$20.78	16.87	22.48	36.60	44.64	57.06	28.26
Income (loss) from investment operations:
Net investment loss	$(0.25)	(0.50)	(0.48)	(0.68)*	(0.33)	(0.96)	(0.60)
Net realized and unrealized gain (loss)
on investments	$1.80	4.41	(5.13)	(12.45)	(7.71)	(2.56)	36.96
Total from investment operations	$1.55	3.91	(5.61)	(13.13)	(8.04)	(3.52)	36.36
Less distributions from:
Net realized gain from investments	$-	-	-	0.99	-	8.90	7.56
Total distributions	$-	-	-	0.99	-	8.90	7.56
Net asset value, end of period	$22.33	20.78	16.87	22.48	36.60	44.64	57.06
Total Return(2)%	7.46	23.18 †	(24.96)	(36.31)	(18.01)	(6.71)	145.24
Ratios and Supplemental Data:
Net assets, end of period (000's)	$60,705	77,751	85,465	154,899	206,968	266,348	264,677
Ratios to average net assets:
Expenses(3)%	2.42	2.44	2.58	2.51	2.39	2.15	2.15
Net investment loss(3)%	(2.14)	(2.07)	(2.50)	(2.40)	(2.11)	(1.75)	(1.93)
Portfolio turnover rate	% 34	60	357	427	104	134	223

(1)  The Fund changed its fiscal year-end to May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Per share data calculated using weighted average number of shares outstanding throughout the period.

†  Total return without the effect of reimbursement by affiliate for investment transaction losses would have been 23.95% and 23.12%, for Class A and Class B, respectively.

See Accompanying Notes to Financial Statements

ING SMALLCAP OPPORTUNITIES FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended				Five Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended December 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$20.73	16.83	22.44	36.53	44.54	56.98	28.24
Income (loss) from investment operations:
Net investment loss	$(0.23)	(0.49)	(0.49)	(0.67)*	(0.33)	(0.97)	(0.53)
Net realized and unrealized gain (loss)
on investments	$1.78	4.39	(5.12)	(12.43)	(7.68)	(2.57)	36.83
Total from investment operations	$1.55	3.90	(5.61)	(13.10)	(8.01)	(3.54)	36.30
Less distributions from:
Net realized gain from investments	$-	-	-	0.99	-	8.90	7.56
Total distributions	$-	-	-	0.99	-	8.90	7.56
Net asset value, end of period	$22.28	20.73	16.83	22.44	36.53	44.54	56.98
Total Return(2)%	7.48	23.17 †	(25.00)	(36.30)	(17.98)	(6.76)	145.12
Ratios and Supplemental Data:
Net assets, end of period (000's)	$53,120	57,140	63,406	119,498	78,658	104,094	72,581
Ratios to average net assets:
Net expenses(3)%	2.42	2.44	2.58	2.51	2.39	2.15	2.18
Net investment loss(3)%	(2.15)	(2.06)	(2.50)	(2.40)	(2.11)	(1.75)	(1.96)
Portfolio turnover rate	% 34	60	357	427	104	134	223

(1)  The Fund changed its fiscal year-end to May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Per share data calculated using weighted average number of shares outstanding throughout the period.

†  Total return without the effect of reimbursement by affiliate for investment transaction losses would have been 23.11% for Class C.

See Accompanying Notes to Financial Statements

ING FINANCIAL SERVICES FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended				Eleven Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended June 30,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$22.03	19.24	22.11	23.36	16.42	24.38	27.52
Income (loss) from investment operations:
Net investment income	$0.07	0.09	0.12	0.14	0.31	0.32	0.29
Net realized and unrealized gain (loss)
on investments	$1.40	3.60	(1.78)	1.29	7.11	(5.30)	(2.70)
Total from investment operations	$1.47	3.69	(1.66)	1.43	7.42	(4.98)	(2.41)
Less distributions from:
Net investment income	$0.08	0.08	0.09	0.33	0.33	0.25	0.18
Net realized gain from investments	$1.48	0.82	1.12	2.35	0.15	2.73	0.55
Total distributions	$1.56	0.90	1.21	2.68	0.48	2.98	0.73
Net asset value, end of period	$21.94	22.03	19.24	22.11	23.36	16.42	24.38
Total Return(2)%	6.70	19.57	(6.98)	7.05	46.01	(22.44)	(8.61)
Ratios and Supplemental Data:
Net assets, end of period (millions)	$193	193	182	231	252	210	403
Ratios to average net assets:
Expenses(3)%	1.17	1.41	1.52	1.48	1.42	1.41	1.39
Net investment income(3)%	0.62	0.40	0.54	0.54	1.48	1.46	1.09
Portfolio turnover rate	% 12	35	19	43	39	10	29
	Class B
	Six Months Ended				Eleven Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended June 30,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$21.79	19.12	22.03	23.28	16.35	24.21	27.40
Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.08)	(0.07)	(0.04)	0.15	0.22	0.08
Net realized and unrealized gain (loss)
on investments	$1.39	3.57	(1.72)	1.29	7.12	(5.32)	(2.66)
Total from investment operations	$1.38	3.49	(1.79)	1.25	7.27	(5.10)	(2.58)
Less distributions from:
Net investment income	$-	-	-	0.15	0.19	0.03	0.06
Net realized gain from investments	$1.48	0.82	1.12	2.35	0.15	2.73	0.55
Total distributions	$1.48	0.82	1.12	2.50	0.34	2.76	0.61
Net asset value, end of period	$21.69	21.79	19.12	22.03	23.28	16.35	24.21
Total Return(2)%	6.37	18.60	(7.66)	6.22	45.01	(23.00)	(9.31)
Ratios and Supplemental Data:
Net assets, end of period (millions)	$121	127	127	171	183	148	343
Ratios to average net assets:
Expenses(3)%	1.92	2.16	2.27	2.23	2.17	2.16	2.14
Net investment income (loss)(3)%	(0.13)	(0.36)	(0.21)	(0.21)	0.73	0.71	0.34
Portfolio turnover rate	% 12	35	19	43	39	10	29

(1)  The Fund changed its fiscal year end to May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING FINANCIAL SERVICES FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C		Class O
	August 25, 2004(1) to November 30, 2004		September 15, 2004(1) to November 30, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$21.78		22.67
Income (loss) from investment operations:
Net investment loss	$(0.09)		(0.10)
Net realized and unrealized gain on investments	$1.48		0.94
Total from investment operations	$1.39		0.84
Less distributions from:
Net investment income	$0.10		0.13
Net realized gain from investments	$1.48		1.48
Total distributions	$1.58		1.61
Net asset value, end of period	$21.59		21.90
Total Return(2)%	5.53		3.72
Ratios and Supplemental Data:
Net assets, end of period (000's)	$3		829
Ratios to average net assets:
Expenses(3)(4)%	1.92		1.13
Net investment income after expense reimbursement(3)(4)%	0.00	*	0.81
Portfolio turnover rate %	12		12

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

*  Amount represents less than $0.01 per share or 0.01%.

See Accompanying Notes to Financial Statements

ING LARGECAP VALUE FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A		Class B
	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$9.65	10.00	9.63	10.00
Income (loss) from investment operations:
Net investment income (loss)	$-	0.01	(0.02)	(0.00)*
Net realized and unrealized income (loss)
on investments	$0.68	(0.36)	0.65	(0.37)
Total from investment operations	$0.68	(0.35)	0.63	(0.37)
Less distributions from:
Net investment income	$0.06	-	0.02	-
Net realized gains on investments	$0.08	-	0.08	-
Total distributions	$0.14	-	0.10	-
Net asset value, end of period	$10.19	9.65	10.16	9.63
Total Return(2)%	7.05	(3.50)	6.57	(3.70)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$14,423	4,729	6,790	2,601
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.45	1.35	2.20	2.10
Gross expenses prior to expense
reimbursement(4)%	2.32	4.05	3.07	4.80
Net investment income (loss) after expense reimbursement(3)(4)%	0.80	0.72	0.05	(0.07)
Portfolio turnover rate %	21	4	21	4

	Class C
	Six Months Ended November 30, 2004	February 3, 2004(1) to May 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$9.63	9.96
Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.00)*
Net realized and unrealized income (loss)
on investments	$0.65	(0.33)
Total from investment operations	$0.63	(0.33)
Less distributions from:
Net investment income	$0.02	-
Net realized gains on investments	$0.08	-
Total distributions	$0.10	-
Net asset value, end of period	$10.16	9.63
Total Return(2)%	6.55	(3.31)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$8,808	3,793
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	2.20	2.11
Gross expenses prior to expense
reimbursement(4)%	3.07	4.81
Net investment income (loss) after expense reimbursement(3)(4)%	0.05	(0.03)
Portfolio turnover rate %	21	4

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*  Amount is less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING MAGNACAP FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended				Eleven Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended June 30,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$10.28	8.82	10.11	13.54	15.84	17.69	17.07
Income (loss) from investment operations:
Net investment income	$0.15	0.09	0.06	0.07	0.05	0.07	0.07
Net realized and unrealized gain (loss)
on investments	$0.66	1.46	(1.32)	(1.53)	(0.38)	(0.08)	2.37
Total from investment operations	$0.81	1.55	(1.26)	(1.46)	(0.33)	(0.01)	2.44
Less distributions from:
Net investment income	$0.20	0.09	0.03	0.07	0.09	0.05	0.04
Net realized gain from investments	$-	-	-	1.90	1.88	1.79	1.78
Total distributions	$0.20	0.09	0.03	1.97	1.97	1.84	1.82
Net asset value, end of period	$10.89	10.28	8.82	10.11	13.54	15.84	17.69
Total Return(2)%	7.19	17.64	(12.46)	(10.96)	(2.77)	(0.36)	15.93
Ratios and Supplemental Data:
Net assets, end of period (000's)	$315,708	311,087	156,902	211,602	277,722	303,864	368,508
Ratios to average net assets:
Expenses(3)%	1.16	1.35	1.45	1.34	1.31	1.29	1.35
Net investment income(3)%	1.27	1.10	0.73	0.59	0.33	0.41	0.41
Portfolio turnover rate	% 10	28	110	75	92	26	48
	Class B
	Six Months Ended				Eleven Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended June 30,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$9.91	8.48	9.75	13.14	15.44	17.36	16.86
Income (loss) from investment operations:
Net investment income (loss)	$0.04	0.04	0.00 *	(0.02)	(0.01)	(0.05)	(0.04)
Net realized and unrealized gain (loss)
on investments	$0.63	1.39	(1.27)	(1.47)	(0.41)	(0.08)	2.32
Total from investment operations	$0.67	1.43	(1.27)	(1.49)	(0.42)	(0.13)	2.28
Less distributions from:
Net investment income	$0.02	-	-	-	-	-	-
Net realized gain from investments	$-	-	-	1.90	1.88	1.79	1.78
Total distributions	$0.02	-	-	1.90	1.88	1.79	1.78
Net asset value, end of period	$10.56	9.91	8.48	9.75	13.14	15.44	17.36
Total Return(2)%	6.76	16.86	(13.03)	(11.61)	(3.40)	(1.11)	15.12
Ratios and Supplemental Data:
Net assets, end of period (000's)	$46,214	52,812	50,677	79,685	112,286	87,167	116,227
Ratios to average net assets:
Expenses(3)%	1.86	2.05	2.15	2.04	2.01	1.99	2.05
Net investment income (loss)(3)%	0.56	0.35	0.03	(0.11)	(0.37)	(0.29)	(0.29)
Portfolio turnover rate	% 10	28	110	75	92	26	48

(1)  The Fund changed its fiscal year end to May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING MAGNACAP FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended November 30,	Year Ended May 31,			Eleven Months Ended May 31,	Year Ended June 30,	June 1, 1999(2) to June 30,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$9.91	8.48	9.76	13.14	15.44	17.37	16.69
Income (loss) from investment operations:
Net investment income (loss)	$0.04	0.03	0.00 *	(0.01)	(0.01)	(0.10)	-
Net realized and unrealized gain (loss)
on investments	$0.64	1.40	(1.28)	(1.47)	(0.41)	(0.04)	0.68
Total from investment operations	$0.68	1.43	(1.28)	(1.48)	(0.42)	(0.14)	0.68
Less distributions from:
Net investment income	$0.02	-	-	-	-	-	-
Net realized gain from investments	$-	-	-	1.90	1.88	1.79	-
Total distributions	$0.02	-	-	1.90	1.88	1.79	-
Net asset value, end of period	$10.57	9.91	8.48	9.76	13.14	15.44	17.37
Total Return(3)%	6.87	16.86	(13.11)	(11.53)	(3.41)	(1.17)	4.07
Ratios and Supplemental Data:
Net assets, end of period (000's)	$9,970	11,502	8,291	9,693	10,887	3,660	601
Ratios to average net assets:
Expenses(4)%	1.86	2.05	2.15	2.04	2.01	1.99	1.12
Net investment income (loss)(4)%	0.56	0.36	0.03	(0.11)	(0.37)	(0.29)	0.42
Portfolio turnover rate %	10	28	110	75	92	26	48
	Class M
	Six Months Ended				Eleven Months Ended
	November 30,	Year Ended May 31,			May 31,	Year Ended June 30,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$10.16	8.68	9.96	13.36	15.64	17.51	16.95
Income (loss) from investment operations:
Net investment income (loss)	$0.05	0.08	0.03	0.02	-	(0.01)	(0.01)
Net realized and unrealized gain (loss)
on investments	$0.66	1.41	(1.31)	(1.50)	(0.39)	(0.06)	2.35
Total from investment operations	$0.71	1.49	(1.28)	(1.48)	(0.39)	(0.07)	2.34
Less distributions from:
Net investment income	$0.04	0.01	-	0.02	0.01	0.01	-
Net realized gain from investments	$-	-	-	1.90	1.88	1.79	1.78
Total distributions	$0.04	0.01	-	1.92	1.89	1.80	1.78
Net asset value, end of period	$10.83	10.16	8.68	9.96	13.36	15.64	17.51
Total Return(3)%	6.96	17.13	(12.85)	(11.30)	(3.21)	(0.71)	15.41
Ratios and Supplemental Data:
Net assets, end of period (000's)	$4,798	5,270	7,445	12,074	17,440	13,050	16,351
Ratios to average net assets:
Expenses(4)%	1.61	1.80	1.90	1.79	1.76	1.74	1.80
Net investment income (loss)(4)%	0.82	0.55	0.28	0.14	(0.12)	(0.04)	(0.04)
Portfolio turnover rate %	10	28	110	75	92	26	48

(1)  The Fund changed its fiscal year end to May 31.

(2)  Commencement of operations.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

*  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING MIDCAP VALUE FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended November 30,	Year Ended May 31,		February 1, 2002(1) to May 31
	2004	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$11.53	8.36	10.28	10.00
Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.02)	0.00 *	0.00 *
Net realized and unrealized gain (loss) on investments	$0.67	3.19	(1.77)	0.28
Total from investment operations	$0.66	3.17	(1.77)	0.28
Less distributions from:
Net investment income	$-	-	0.04	-
Net realized gain from investments	$0.88	-	0.11	-
Total distributions	$0.88	-	0.15	-
Net asset value, end of period	$11.31	11.53	8.36	10.28
Total Return(2)%	5.85	37.92	(16.94)	2.80
Ratios and Supplemental Data:
Net assets, end of period (000's)	$76,289	58,631	15,026	25,325
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.68	1.75	1.75	1.61
Gross expenses prior to expense reimbursement(3)%	1.47	1.62	2.17	3.05
Net investment income (loss) after expense reimbursement/recoupment(3)(4)%	(0.25)	(0.18)	(0.10)	0.04
Portfolio turnover rate %	42	70	72	13
	Class B
	Six Months Ended November 30,	Year Ended May 31,		February 4, 2002(1) to May 31,
	2004	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$11.41	8.34	10.27	9.87
Income (loss) from investment operations:
Net investment (loss)	$(0.05)	(0.07)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments	$0.66	3.14	(1.75)	0.41
Total from investment operations	$0.61	3.07	(1.81)	0.40
Less distributions from:
Net investment income	$-	-	0.01	-
Net realized gain from investments	$0.88	-	0.11	-
Total distributions	$0.88	-	0.12	-
Net asset value, end of period	$11.14	11.41	8.34	10.27
Total Return(2)%	5.47	36.81	(17.40)	4.05
Ratios and Supplemental Data:
Net assets, end of period (000's)	$43,157	34,856	12,205	11,656
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.43	2.50	2.50	2.36
Gross expenses prior to expense reimbursement(3)%	2.22	2.37	2.92	3.80
Net investment (loss) after expense reimbursement/recoupment(3)(4)%	(0.98)	(0.95)	(0.82)	(0.71)
Portfolio turnover rate %	42	70	72	13

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING MIDCAP VALUE FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended November 30,	Year Ended May 31,		February 4, 2002(1) to May 31,
	2004	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$11.40	8.34	10.26	9.87
Income (loss) from investment operations:
Net investment loss	$(0.04)	(0.07)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	$0.65	3.13	(1.75)	0.40
Total from investment operations	$0.61	3.06	(1.80)	0.39
Less distributions from:
Net investment income	$-	-	0.01	-
Net realized gain from investments	$0.88	-	0.11	-
Total distributions	$0.88	-	0.12	-
Net asset value, end of period	$11.13	11.40	8.34	10.26
Total Return(2)%	5.47	36.69	(17.32)	3.95
Ratios and Supplemental Data:
Net assets, end of period (000's)	$46,160	31,982	12,034	9,731
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.43	2.50	2.50	2.36
Gross expenses prior to expense reimbursement(3)%	2.22	2.37	2.92	3.80
Net investment loss after expense reimbursement/recoupment(3)(4)%	(0.97)	(0.94)	(0.81)	(0.71)
Portfolio turnover rate %	42	70	72	13

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements

ING SMALLCAP VALUE FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended November 30,	Year Ended May 31,		February 1, 2002(1) to May 31,
	2004	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.53	9.44	10.62	10.00
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.05)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	$0.88	4.88	(1.00)	0.63
Total from investment operations	$0.87	4.83	(1.05)	0.62
Less distributions from:
Net investment income	$-	-	0.04	-
Net realized gain from investments	$0.89	0.74	0.09	-
Total distributions	$0.89	0.74	0.13	-
Net asset value, end of period	$13.51	13.53	9.44	10.62
Total Return(2)%	6.56	52.83	(9.83)	6.20
Ratios and Supplemental Data:
Net assets, end of period (000's)	$88,103	45,609	12,280	18,435
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.72	1.75	1.75	1.62
Gross expenses prior to expense reimbursement(3)%	1.47	1.66	2.17	3.65
Net investment loss after expense reimbursement/recoupment(3)(4)%	(0.29)	(0.67)	(0.54)	(0.39)
Portfolio turnover rate %	16	57	54	12
	Class B
	Six Months Ended November 30,	Year Ended May 31,		February 4, 2002(1) to May 31,
	2004	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.36	9.39	10.60	9.85
Income (loss) from investment operations:
Net investment loss	$(0.06)	(0.13)	(0.11)	(0.02)
Net realized and unrealized gain (loss) on investments	$0.86	4.84	(1.01)	0.77
Total from investment operations	$0.80	4.71	(1.12)	0.75
Less distributions from:
Net investment income	$-	-	-	-
Net realized gain from investments	$0.89	0.74	0.09	-
Total distributions	$0.89	0.74	0.09	-
Net asset value, end of period	$13.27	13.36	9.39	10.60
Total Return(2)%	6.12	51.80	(10.53)	7.61
Ratios and Supplemental Data:
Net assets, end of period (000's)	$26,109	19,815	8,233	7,889
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.47	2.50	2.50	2.37
Gross expenses prior to expense reimbursement(3)%	2.22	2.41	2.92	4.40
Net investment loss after expense reimbursement/recoupment(3)(4)%	(1.06)	(1.37)	(1.29)	(1.14)
Portfolio turnover rate %	16	57	54	12

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements

ING SMALLCAP VALUE FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended November 30,	Year Ended May 31,		February 7, 2002(1) to May 31,
	2004	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.35	9.38	10.60	9.76
Income (loss) from investment operations:
Net investment loss	$(0.05)	(0.12)	(0.10)	(0.01)
Net realized and unrealized gain (loss) on investments	$0.85	4.83	(1.02)	0.85
Total from investment operations	$0.80	4.71	(1.12)	0.84
Less distributions from:
Net investment income	$-	-	0.01	-
Net realized gain from investments	$0.89	0.74	0.09	-
Total distributions	$0.89	0.74	0.10	-
Net asset value, end of period	$13.26	13.35	9.38	10.60
Total Return(2)%	6.13	51.86	(10.55)	8.61
Ratios and Supplemental Data:
Net assets, end of period (000's)	$44,235	28,906	11,241	8,468
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.47	2.50	2.50	2.37
Gross expenses prior to expense reimbursement(3)%	2.22	2.41	2.92	4.40
Net investment loss after expense reimbursement/recoupment(3)(4)%	(1.05)	(1.35)	(1.28)	(1.14)
Portfolio turnover rate %	16	57	54	12

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements

ING CONVERTIBLE FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended November 30,	Year Ended May 31,			Eleven Months Ended May 31,	Year Ended June 30,	Three Months Ended June 30,
	2004	2004	2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$18.11	16.20	15.35	17.89	27.70	23.27	21.92
Income (loss) from investment operations:
Net investment income	$0.18	0.36	0.38	0.30	0.85	0.42	0.10
Net realized and unrealized gain (loss)
on investments	$0.52	1.97	0.78	(2.34)	(5.29)	8.02	1.35
Total from investment operations	$0.70	2.33	1.16	(2.04)	(4.44)	8.44	1.45
Less distributions from:
Net investment income	$0.28	0.42	0.31	0.41	0.51	0.32	0.10
Net realized gain from investments	$-	-	-	0.09	4.86	3.69	-
Total distributions	$0.28	0.42	0.31	0.50	5.37	4.01	0.10
Net asset value, end of period	$18.53	18.11	16.20	15.35	17.89	27.70	23.27
Total Return(3)%	3.89	14.52	7.80	(11.44)	(17.78)	39.88	6.62
Ratios and Supplemental Data:
Net assets, end of period (000's)	$60,616	63,443	51,008	60,692	98,896	131,218	73,133
Ratios to average net assets:
Net expenses after expense reimbursement(4)(5)%	1.41	1.48	1.59	1.46	1.42	1.35	1.45
Gross expenses prior to expense
reimbursement(4)%	1.41	1.48	1.59	1.46	1.41	1.35	2.10
Net investment income after expense reimbursement(4)(5)%	1.90	2.13	2.57	1.93	2.20	1.78	1.82
Portfolio turnover rate %	27	138	97	100	145	129	28
	Class B
	Six Months Ended November 30,	Year Ended May 31,			Eleven Months Ended May 31,	Year Ended June 30,	Three Months Ended June 30,
	2004	2004	2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$19.91	17.79	16.83	19.56	30.20	25.34	23.86
Income (loss) from investment operations:
Net investment income	$0.15	0.30	0.35	0.24	0.49	0.29	0.07
Net realized and unrealized gain (loss)
on investments	$0.54	2.13	0.83	(2.59)	(5.49)	8.77	1.47
Total from investment operations	$0.69	2.43	1.18	(2.35)	(5.00)	9.06	1.54
Less distributions from:
Net investment income	$0.20	0.31	0.22	0.28	0.34	0.19	0.06
Net realized gain from investments	$-	-	-	0.10	5.30	4.01	-
Total distributions	$0.20	0.31	0.22	0.38	5.64	4.20	0.06
Net asset value, end of period	$20.40	19.91	17.79	16.83	19.56	30.20	25.34
Total Return(3)%	3.52	13.75	7.16	(12.04)	(18.26)	39.21	6.47
Ratios and Supplemental Data:
Net assets, end of period (000's)	$66,598	75,097	72,364	88,650	125,366	139,704	68,091
Ratios to average net assets:
Net expenses after expense reimbursement(4)(5)%	2.06	2.13	2.24	2.11	2.07	2.00	2.10
Gross expenses prior to expense
reimbursement(4)%	2.06	2.13	2.24	2.11	2.06	2.00	2.10
Net investment income after expense reimbursement(4)(5)%	1.25	1.48	1.92	1.28	1.55	1.13	1.17
Portfolio turnover rate %	27	138	97	100	145	129	28

(1)  The Fund changed its fiscal year end to May 31.

(2)  Effective May 24, 1999, ING Investments, LLC became the Investment Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as Sub-Adviser in which capacity it served until October 1, 2000, and the Fund changed its year end to June 30.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements

ING CONVERTIBLE FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended November 30,	Year Ended May 31,			Eleven Months Ended May 31,	Year Ended June 30,	Three Months Ended June 30,
	2004	2004	2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$18.56	16.62	15.75	18.33	28.33	23.78	22.40
Income (loss) from investment operations:
Net investment income	$0.12	0.27	0.32	0.22	0.58	0.28	0.07
Net realized and unrealized gain (loss)
on investments	$0.53	1.99	0.78	(2.42)	(5.26)	8.22	1.37
Total from investment operations	$0.65	2.26	1.10	(2.20)	(4.68)	8.50	1.44
Less distributions from:
Net investment income	$0.21	0.32	0.23	0.29	0.35	0.19	0.06
Net realized gain from investments	$-	-	-	0.09	4.97	3.76	-
Total distributions	$0.21	0.32	0.23	0.38	5.32	3.95	0.06
Net asset value, end of period	$19.00	18.56	16.62	15.75	18.33	28.33	23.78
Total Return(3)%	3.56	13.72	7.15	(12.03)	(18.25)	39.24	6.45
Ratios and Supplemental Data:
Net assets, end of period (000's)	$68,400	71,365	66,412	81,247	118,363	156,592	100,276
Ratios to average net assets:
Net expenses after expense reimbursement(4)(5)%	2.06	2.13	2.24	2.11	2.07	2.00	2.10
Gross expenses prior to expense
reimbursement(4)%	2.06	2.13	2.24	2.11	2.06	2.00	2.10
Net investment income after expense reimbursement(4)(5)%	1.25	1.48	1.92	1.28	1.55	1.13	1.17
Portfolio turnover rate %	27	138	97	100	145	129	28

(1)  The Fund changed its fiscal year end to May 31.

(2)  Effective May 24, 1999, ING Investments, LLC became the Investment Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as Sub-Adviser in which capacity it served until October 1, 2000, and the Fund changed its year end to June 30.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements

ING EQUITY AND BOND FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended November 30,	Year Ended May 31,				Eleven Months Ended May 31,	Year Ended June 30,	Three Months Ended June 30,
	2004	2004		2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$12.47	11.71		12.06	13.30	15.04	19.23	19.03
Income (loss) from investment operations:
Net investment income	$0.08	0.15		0.31	0.39	0.93	0.51	0.10
Net realized and unrealized gain (loss)
on investments	$0.31	0.87		(0.41)	(1.13)	(1.01)	(0.60)	0.17
Total from investment operations	$0.39	1.02		(0.10)	(0.74)	(0.08)	(0.09)	0.27
Less distributions from:
Net investment income	$0.08	0.26		0.25	0.45	0.51	0.39	0.07
Net realized gain from investments	$-	-		-	0.05	1.15	3.71	-
Total distributions	$0.08	0.26		0.25	0.50	1.66	4.10	0.07
Net asset value, end of period	$12.78	12.47		11.71	12.06	13.30	15.04	19.23
Total Return(3)%	3.12	8.84	†	(0.66)	(5.55)	(0.61)	(1.01)	1.42
Ratios and Supplemental Data:
Net assets, end of period (000's)	$34,189	36,205		32,179	57,042	61,477	63,592	9,619
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(4)(5)%	1.60	1.60		1.60	1.48	1.32	1.40	1.49
Gross expenses prior to expense reimbursement(4)%	1.54	1.59		1.71	1.45	1.53	1.61	1.75
Net investment income after expense reimbursement/recoupment(4)(5)%	1.33	1.27		2.62	3.11	3.54	3.26	2.06
Portfolio turnover rate %	36	302		129	145	76	173	63
	Class B
	Six Months Ended November 30,	Year Ended May 31,				Eleven Months Ended May 31,	Year Ended June 30,	Three Months Ended June 30,
	2004	2004		2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$13.43	12.61		12.97	14.28	16.09	20.59	20.38
Income (loss) from investment operations:
Net investment income	$0.04	0.08		0.29	0.32	0.80	0.44	0.07
Net realized and unrealized gain (loss)
on investments	$0.34	0.92		(0.47)	(1.22)	(0.98)	(0.64)	0.18
Total from investment operations	$0.38	1.00		(0.18)	(0.90)	(0.18)	(0.20)	0.25
Less distributions from:
Net investment income	$0.03	0.18		0.18	0.36	0.39	0.33	0.04
Net realized gain from investments	$-	-		-	0.05	1.24	3.97	-
Total distributions	$0.03	0.18		0.18	0.41	1.63	4.30	0.04
Net asset value, end of period	$13.78	13.43		12.61	12.97	14.28	16.09	20.59
Total Return(3)%	2.84	8.05	†	(1.29)	(6.26)	(1.21)	(1.58)	1.24
Ratios and Supplemental Data:
Net assets, end of period (000's)	$17,407	19,386		22,348	31,682	35,828	41,026	7,157
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(4)(5)%	2.25	2.25		2.25	2.13	1.97	2.05	2.14
Gross expenses prior to expense reimbursement(4)%	2.19	2.24		2.36	2.10	2.18	2.26	2.40
Net investment income after expense reimbursement/recoupment(4)(5)%	0.67	0.62		1.97	2.46	2.89	2.61	1.41
Portfolio turnover rate %	36	302		129	145	76	173	63

(1)  The Fund changed its fiscal year end to May 31.

(2)  Effective May 24, 1999, ING investments, LLC became the Investment Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as Sub-Adviser and the Fund changed its year end to June 30.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

†  Total return without the effect of reimbursement by affiliate for investment transaction losses would have been 8.76% for Class A, and there was no effect on Class B.

See Accompanying Notes to Financial Statements

ING EQUITY AND BOND FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended					Eleven Months Ended	Year Ended	Three Months Ended
	November 30,	Year Ended May 31,				May 31,	June 30,	June 30,
	2004	2004		2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$11.90	11.21		11.57	12.78	14.45	18.53	18.35
Income (loss) from investment operations:
Net investment income	$0.04	0.07		0.17	0.34	0.74	0.45	0.06
Net realized and unrealized gain (loss)
on investments	$0.30	0.82		(0.34)	(1.13)	(0.91)	(0.62)	0.16
Total from investment operations	$0.34	0.89		(0.17)	(0.79)	(0.17)	(0.17)	0.22
Less distributions from:
Net investment income	$0.04	0.20		0.19	0.37	0.39	0.34	0.04
Net realized gain from investments	$-	-		-	0.05	1.11	3.57	-
Total distributions	$0.04	0.20		0.19	0.42	1.50	3.91	0.04
Net asset value, end of period	$12.20	11.90		11.21	11.57	12.78	14.45	18.53
Total Return(3)%	2.85	8.04	†	(1.27)	(6.20)	(1.28)	(1.53)	1.21
Ratios and Supplemental Data:
Net assets, end of period (000's)	$12,409	13,566		14,240	18,007	22,679	25,838	21,331
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(4)(5)%	2.25	2.25		2.25	2.13	1.97	2.05	2.14
Gross expenses prior to expense
reimbursement(4)%	2.19	2.24		2.36	2.10	2.18	2.26	2.40
Net investment income after expense reimbursement/recoupment(4)(5)%	0.67	0.62		1.96	2.46	2.89	2.61	1.41
Portfolio turnover rate %	36	302		129	145	76	173	63

(1)  The Fund changed its fiscal year end to May 31.

(2)  Effective May 24, 1999, ING investments, LLC became the Investment Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as Sub-Adviser and the Fund changed its year end to June 30.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

†  Total return without the effect of affiliated payments would have been 7.95%.

See Accompanying Notes to Financial Statements

ING REAL ESTATE FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A			Class B
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	December 20, 2002(1) to May 31, 2003	Six Months Ended November 30, 2004	Year Ended May 31, 2004	November 20, 2002(1) to May 31, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.76	11.06	10.06	12.78	11.10	10.00
Income (loss) from investment operations:
Net investment income	$0.17	0.57	0.16	0.15	0.45	0.12
Net realized and unrealized gain
on investments	$2.53	2.29	1.04	2.52	2.32	1.15
Total from investment operations	$2.70	2.86	1.20	2.67	2.77	1.27
Less distributions from:
Net investment income	$0.25	0.65	0.20	0.20	0.58	0.17
Net realized gain from investments	$0.95	0.51	-	0.95	0.51	-
Total distributions	$1.20	1.16	0.20	1.14	1.09	0.17
Net asset value, end of period	$14.26	12.76	11.06	14.30	12.78	11.10
Total Return(2)%	21.49	26.79	12.06	21.19	25.81	12.77
Ratios and Supplemental Data:
Net assets, end of period (000's)	$38,488	16,569	982	3,089	1,990	149
Ratios to average net assets:
Net expenses after expense reimbursement/ recoupment and brokerage commission recapture(3)(4)%	1.17	1.27	1.45	1.92	2.02	2.20
Net expenses after expense
reimbursement/recoupment(4)(5)%	1.24	1.31	1.45	1.99	2.06	2.20
Gross expenses prior to expense reimbursement and brokerage commission recapture(5)%	1.14	1.37	1.53	1.89	2.12	2.30
Net investment income after expense
reimbursement/recoupment and
brokerage commission recapture(5)(6)%	3.35	4.84	0.01	2.61	3.28	1.91
Portfolio turnover rate %	37	132	62	37	132	62

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements

ING REAL ESTATE FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C				Class O
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	January 17 2003(1) to May 31, 2003		September 15, 2004(1) to November 30, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$13.11	11.37	9.96		13.52
Income (loss) from investment operations:
Net investment income (loss)	$0.16	0.43	(0.01	)*	0.30
Net realized and unrealized gain
on investments	$2.56	2.40	1.50		1.65
Total from investment operations	$2.72	2.83	1.49		1.95
Less distributions from:
Net investment income	$0.19	0.58	0.08		0.27
Net realized gain from investments	$0.95	0.51	-		0.95
Total distributions	$1.14	1.09	0.08		1.22
Net asset value, end of period	$14.69	13.11	11.37		14.25
Total Return(2)%	21.10	25.75	15.03		13.12
Ratios and Supplemental Data:
Net assets, end of period (000's)	$3,477	2,708	157		4,033
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment and brokerage commission recapture(3)(4)%	1.92	2.02	2.20		1.07
Net expenses after expense reimbursement/recoupment(4)(5)%	1.99	2.06	2.20		1.16
Gross expenses prior to expense reimbursement and brokerage commission recapture(5)%	1.89	2.12	2.30		1.16
Net investment income (loss) after expense reimbursement/
recoupment and brokerage commission recapture(5)(6)%	2.67	3.54	(1.62)		3.34
Portfolio turnover rate %	37	132	62		37

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*  Per share data calculated using weighted average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED)

NOTE 1 - ORGANIZATION

Organization. The ING Funds contained within this book are comprised of ING Equity Trust ("IET") and ING Investment Funds, Inc. ("IIF") both of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended.

IET is a Massachusetts business trust organized on June 12, 1998 with twenty-three separate series (Portfolios). Eleven of which ar discussed in this report: ING Disciplined LargeCap Fund ("Disciplined LargeCap"), ING LargeCap Growth Fund ("LargeCap Growth"), ING MidCap Opportunities Fund ("MidCap Opportunities"), ING SmallCap Opportunities Fund ("SmallCap Opportunities"), ING Financial Services Fund ("Financial Services"), ING LargeCap Value Fund ("LargeCap Value"), ING MidCap Value Fund ("MidCap Value"), ING SmallCap Value Fund ("SmallCap Value"), ING Convertible Fund ("Convertible"), ING Equity and Bond Fund ("Equity and Bond") and ING Real Estate Fund ("Real Estate"). IIF is a Maryland Corporation organized on July 7, 1969 with one Portfolio, ING MagnaCap Fund ("MagnaCap").

Each Fund offers at least three of the following classes of shares: Class A, Class B, Class C, Class I, Class M, Class O and Class Q. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. No class preferential dividend rights exist. Differences in per share dividend rates generally results from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Funds' valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Funds' Board of Directors/Trustees (''Board''), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the Fund's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities. Research services use statistical analyses and quantitative models to help determine fair value as of the time

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)

a Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in 60 days or less from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the funds. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities - at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses - at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies,

currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government securities. These risks include but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government securities.

D.  Foreign Currency Transactions and Futures Contracts. Certain funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)

variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.  Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund pays dividends, if any, as follows:

Annually	Semi-Annually
Financial Services	MagnaCap
LargeCap Growth	Quarterly
MidCap Opportunities
SmallCap Opportunities	Convertible
Disciplined LargeCap	Equity and Bond
LargeCap Value	Real Estate
MidCap Value
SmallCap Value

Each Fund distributes capital gains, to the extent available, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

F.  Federal Income Taxes. It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

The Funds may utilize equalization accounting for tax purposes, where by a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

G.  Use of Estimates. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H.  Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I.  Options Contracts. Each Funds may purchase put and call options and may write (sell) put options and covered call options. The Funds may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Funds will realize a gain or loss upon  the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)

J.  Securities Lending. Each Fund has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Fund has the right to use collateral to offset losses incurred. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.

K.  Offering Costs. Offering costs are capitalized and amortized on a straight line basis over a period of twelve months.

L.  Illiquid and Restricted Securities. Each Fund may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Each Fund also may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and generally may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board.

M.  Delayed Delivery Transactions. Each Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in each Fund's Portfolio of

Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds' custodian sufficient to cover the purchase price.

N.  Mortgage Dollar Roll Transactions. In connection with a Fund's ability to purchase or sell securities on a when-issued basis, the Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Funds account for dollar roll transactions as purchases and sales.

NOTE 3 - INVESTMENT TRANSACTIONS

For the six months ended November 30, 2004, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Disciplined LargeCap	$52,790,720	$81,930,384
LargeCap Growth	125,403,346	129,217,717
MidCap Opportunities	105,857,740	178,501,008
SmallCap Opportunities	77,628,487	117,895,157
Financial Services	37,899,983	66,013,997
LargeCap Value	24,096,258	4,359,730
MagnaCap	37,811,928	65,086,971
MidCap Value	88,695,426	57,880,610
SmallCap Value	77,638,421	19,300,495
Convertible	53,381,754	74,327,783
Equity and Bond	24,561,128	28,708,066
Real Estate	96,961,140	75,381,250

U.S. Governemnt securities not included above were as follows:

	Purchases	Sales
Equity and Bond	$49,664,983	$53,462,074

NOTE 4 - INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Funds entered into Investment Management Agreements with ING Investments, LLC (the

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 4 - INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

"Investment Manager") a wholly-owned subsidiary of ING Groep N.V. ING Groep N.V. is a global financial institution active in the fields of insurance, banking and asset management. The Investment Management Agreements compensate the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

As a Percent of Average Net Assets
Disciplined LargeCap	0.70%
LargeCap Growth*	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion
MidCap Opportunities	1.00% on first $500 million; and 0.90% thereafter
SmallCap Opportunities	1.00% on first $100 million; 0.90% on next $150 million; 0.80% on next $250 million; and 0.75% in excess of $500 million
Financial Services	1.00% on first $30 million; 0.75% on next $95 million; and 0.70% in excess of $125 million
LargeCap Value	0.90% on first $50 million; 0.85% on next $450 million; and 0.80% thereafter
MagnaCap	1.00% on first $30 million; 0.75% on next $220 million; 0.625% on next $200 million; and 0.50% in excess of $450 million
MidCap Value	1.00% on first $50 million; and 0.90%
thereafter
SmallCap Value	1.00% on first $50 million; and 0.90%
thereafter
Convertible	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion
Equity and Bond	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion
Real Estate	0.70%

* Assets are aggregated with ING VP LargeCap Growth Portfolio to determine fees.

ING Investment Management Co. (formerly, Aeltus Investment Management, Inc. "ING IM"), a registered investment adviser, serves as Sub-Adviser to the MidCap Opportunities Fund, SmallCap Opportunities Fund, Disciplined LargeCap Fund, Financial Services Fund, MagnaCap Fund, Convertible Fund and the Equity and Bond Fund pursuant to Sub-Advisory Agreements between the Investment Manager and ING IM.

Brandes Investment Partners, LP ("Brandes"), a registered investment adviser, serves as Sub-Adviser to the LargeCap Value, MidCap Value and SmallCap Value Funds pursuant to a Sub-Advisory Agreement between the Investment Manager and Brandes.

Wellington Management Company, LLP is the Sub-Adviser to the LargeCap Growth Fund.

ING Clarion Real Estate Securities L.P. ("ING Clarion"), a registered investment adviser, is the Sub-Adviser to the Real Estate Fund pursuant to a Sub-Advisory Agreement between the Investment Manager and ING Clarion.

ING Funds Services, LLC (the "Administrator" or "IFS"), serves as administrator to each Fund except Financial Services and MagnaCap. The Funds pay the Administrator a fee calculated at an annual rate of 0.10% of each Funds' average daily net assets.

Financial Services and MagnaCap have entered into Shareholder Service Agreements with IFS whereby IFS will act as Shareholder Service Agent for the Funds. The agreement provides that IFS will be compensated for incoming and outgoing shareholder telephone calls and letters, and all reasonable out-of-pocket expenses incurred in connection with the performance of such services. Prior to March 1, 2002, IFS acted as Shareholder Service Agent for LargeCap Growth, Convertible and Equity and Bond.

MidCap Opportunities and SmallCap Opportunities also pay IFS an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of beneficial owners of shares.

The Investment Manager, ING IM, ING Clarion, IFS and the Distributor are indirect wholly-owned subsidiaries of ING Groep N.V., a global financial institution active in the fields of banking, insurance and asset management.

NOTE 5 - DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except as noted below) has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 5 - DISTRIBUTION AND SERVICE FEES (continued)

Service Fee based on average daily net assets at the following rates:

	Class A	Class B and C	Class I	Class M	Class O	Class Q
Disciplined LargeCap	0.30%	1.00%	N/A	N/A	N/A	N/A
LargeCap Growth	0.35%	1.00%	N/A	N/A	N/A	0.25%
MidCap Opportunities	0.30%	1.00%	N/A	N/A	N/A	0.25%
SmallCap Opportunities	0.30%	1.00%	N/A	N/A	N/A	0.25%
Financial Services	0.25%	1.00%	N/A	N/A	0.25%	0.25%
LargeCap Value	0.25%	1.00%	N/A	N/A	N/A	N/A
MagnaCap	0.30%	1.00%	N/A	0.75%	N/A	N/A
MidCap Value	0.25%	1.00%	N/A	N/A	N/A	0.25%
SmallCap Value	0.25%	1.00%	N/A	N/A	N/A	0.25%
Convertible	0.35%	1.00%	N/A	N/A	N/A	0.25%
Equity and Bond	0.35%	1.00%	N/A	N/A	N/A	0.25%
Real Estate	0.25%	1.00%	N/A	N/A	0.25%	0.25%

For the six months ended November 30, 2004, the Distributor has retained $172,546 as sales charges from the proceeds of Class A Shares sold, $22,017 and $20,318 from the proceeds of Class A Shares and Class C Shares redeemed, respectively and $90 from the proceeds of Class M Shares sold.

NOTE 6 - OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Investment Manager may direct the Funds' portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Funds are reflected as brokerage commission recapture in the Statements of Operations.

At November 30, 2004, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Services and Distribution Fees	Recoupment	Total
Disciplined LargeCap	$29,088	$4,155	$38,588	$-	$71,831
LargeCap Growth	195,865	26,113	169,316	52,518	443,812
MidCap Opportunities	347,009	34,698	268,401	78,604	728,712
SmallCap Opportunities	178,898	18,963	119,237	-	317,098
Financial Services	193,512	-	140,499	-	334,011
LargeCap Value	23,174	2,575	15,122	-	40,871
MagnaCap	225,948	-	127,002	4,785	357,735
MidCap Value	120,377	12,918	83,556	33,251	250,102
SmallCap Value	115,731	12,402	71,079	73,000	272,212
Convertible	122,402	16,319	129,084	-	267,805
Equity and Bond	39,852	5,313	34,567	9,999	89,731
Real Estate	136,515	19,501	13,026	55,129	224,171

At November 30, 2004, ING Life Insurance & Annuity Company, a wholly-owned indirect subsidiary of ING Groep N.V., held 11.1% of the Real Estate Fund. At November 30, 2004, certain non-affiliated individuals and entities owned separately the following percentage of the Real Estate Fund: 5.3% and 22.9%. Investment activities of these shareholders could have a material impact on the Funds.

NOTE 7 - OTHER ACCRUED EXPENSES AND LIABILITIES

At November 30, 2004, the funds had following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Payable for Custody and Accounting Fees
Disciplined LargeCap	$14,496
Payable for Transfer Agent Fees
Disciplined LargeCap	$28,931
Financial Services	112,651
MagnaCap	188,311
Payable for Shareholder Reporting Expense
Disciplined LargeCap	$62,990
Financial Services	254,818
MagnaCap	206,738

NOTE 8 - EXPENSE LIMITATIONS

For the following Funds, the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class A	Class B	Class C	Class I	Class O	Class Q
LargeCap Growth	1.45%	2.10%	2.10%	1.10%	N/A	1.35%
MidCap Opportunities	1.75%	2.45%	2.45%	1.45%	N/A	1.60%
LargeCap Value	1.45%	2.20%	2.20%	1.20%	N/A	N/A
MidCap Value	1.75%	2.50%	2.50%	1.50%	N/A	1.75%
SmallCap Value	1.75%	2.50%	2.50%	1.50%	N/A	1.75%
Convertible	1.60%	2.25%	2.25%	N/A	N/A	1.50%
Equity and Bond	1.60%	2.25%	2.25%	N/A	N/A	1.50%
Real Estate	1.45%	2.20%	2.20%	1.00%	1.45%	1.45%

Each Fund will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund.

Outstanding reimbursement balances due to the Funds, if any, under their respective expense limitation

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 8 - EXPENSE LIMITATIONS (continued)

agreements are reflected in Reimbursement Due from Manager on the accompanying Statements of Assets and Liabilities.

As of November 30, 2004, the cumulative amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

	November 30,
	2005	2006	2007	Total
LargeCap Growth	$263,850	$365,234	$23,483	$652,567
MidCap Opportunities	554,148	398,893	-	953,041
LargeCap Value	-	-	145,120	145,120
MidCap Value	-	20,025	-	20,025
SmallCap Value	9,105	42,868	-	51,973
Real Estate	-	123,825	-	123,825

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 - LINE OF CREDIT

All of the Funds included in this report, in addition to certain other funds managed by the Investment Manager have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The following Funds utilized the line of credit during the six months ended November 30, 2004:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
MidCap Opportunities	8	818,125	1.82%
SmallCap Opportunities	14	1,173,996	2.13%
MagnaCap	3	576,667	2.35%
SmallCap Value	4	1,185,000	2.49%
Covertible	14	1,026,951	2.22%
Real Estate	1	4,300,000	1.80%

NOTE 10 - CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Disciplined LargeCap (Number of Shares)
Shares sold	51,840	113,903	166,227	389,459	19,552	84,889
Shares redeemed	(122,484)	(453,135)	(591,037)	(1,178,718)	(274,401)	(1,202,854)
Net decrease in shares outstanding	(70,644)	(339,232)	(424,810)	(789,259)	(254,849)	(1,117,965)
Disciplined LargeCap ($)
Shares sold	$463,191	$970,844	$1,432,573	$3,217,947	$174,422	$690,881
Shares redeemed	(1,076,198)	(3,704,827)	(4,937,725)	(9,667,160)	(2,294,763)	(9,984,201)
Net decrease	$(613,007)	$(2,733,983)	$(3,505,152)	$(6,449,213)	$(2,120,341)	$(9,293,320)
	Class I Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Disciplined LargeCap (Number of Shares)
Shares sold	-	-
Shares redeemed	(2,531,779)	-
Net decrease in shares outstanding	(2,531,779)	-
Disciplined LargeCap ($)
Shares sold	$-	$-
Shares redeemed	(23,141,782)	-
Net decrease	$(23,141,782)	$-

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
LargeCap Growth (Number of Shares)
Shares sold	2,189,218	4,717,809	666,364	3,033,622	465,836	1,665,504
Dividends reinvested	146,425	-	111,851	-	49,176	-
Shares redeemed	(2,168,903)	(1,508,196)	(886,581)	(1,409,436)	(500,211)	(842,766)
Net increase (decrease) in shares outstanding	166,740	3,209,613	(108,366)	1,624,186	14,801	822,738
LargeCap Growth ($)
Shares sold	$38,528,666	$77,600,379	$11,338,359	$48,308,654	$7,828,856	$25,792,950
Dividends reinvested	2,601,968	-	1,933,909	-	847,791	-
Shares redeemed	(37,589,048)	(24,659,524)	(14,849,443)	(22,603,682)	(8,385,013)	(13,587,922)
Net increase (decrease)	$3,541,586	$52,940,855	$(1,577,175)	$25,704,972	$291,634	$12,205,028
	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
LargeCap Growth (Number of Shares)
Shares sold	178,623	650,093	21,137	252,367
Dividends reinvested	66,417	-	7,030	-
Shares redeemed	(119,403)	(202,685)	(64,228)	(348,885)
Net increase (decrease) in shares outstanding	125,637	447,408	(36,061)	(96,518)
LargeCap Growth ($)
Shares sold	$3,231,684	$11,253,002	$386,471	$4,054,610
Dividends reinvested	1,216,755	-	128,161	-
Shares redeemed	(2,129,403)	(3,512,313)	(1,153,459)	(5,867,902)
Net increase (decrease)	$2,319,036	$7,740,689	$(638,827)	$(1,813,292)
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MidCap Opportunities (Number of Shares)
Shares sold	761,487	1,036,073	168,479	733,927	83,761	329,723
Shares issued in merger	-	7,257,045	-	13,295,946	-	5,847,535
Shares redeemed	(1,712,984)	(1,584,581)	(2,736,169)	(1,932,970)	(1,709,173)	(1,727,198)
Net increase (decrease) in shares outstanding	(951,497)	6,708,537	(2,567,690)	12,096,903	(1,625,412)	4,450,060
MidCap Opportunities ($)
Shares sold	$8,917,692	$11,933,398	$1,919,978	$8,169,093	$943,468	$3,570,794
Shares issued in merger	-	90,057,643	-	158,660,384	-	69,438,190
Shares redeemed	(20,055,661)	(18,290,662)	(30,803,978)	(21,648,477)	(19,115,772)	(19,175,206)
Net increase (decrease)	$(11,137,969)	$83,700,379	$(28,884,000)	$145,181,000	$(18,172,304)	$53,833,778

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MidCap Opportunities (Number of Shares)
Shares sold	32,492	137,735	2,513	295,722
Shares issued in merger	-	4,319,450	-	17,144
Shares redeemed	(14,345)	(5,294,804)	(28,902)	(390,135)
Net increase (decrease) in shares outstanding	18,147	(837,619)	(26,389)	(77,269)
MidCap Opportunities ($)
Shares sold	$387,678	$1,697,334	$29,182	$3,125,007
Shares issued in merger	-	54,791,843	-	214,426
Shares redeemed	(174,631)	(64,078,651)	(335,084)	(4,152,761)
Net increase (decrease)	$213,047	$(7,589,474)	$(305,902)	$(813,328)
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
SmallCap Opportunities (Number of Shares)
Shares sold	709,123	1,922,887	42,965	324,368	23,097	110,776
Shares redeemed	(1,074,212)	(3,854,778)	(1,065,657)	(1,650,166)	(394,572)	(1,121,973)
Net increase (decrease) in shares outstanding	(365,089)	(1,931,891)	(1,022,692)	(1,325,798)	(371,475)	(1,011,197)
SmallCap Opportunities ($)
Shares sold	$15,788,738	$41,773,565	$882,557	$6,706,707	$464,323	$2,424,180
Shares redeemed	(23,735,242)	(80,177,493)	(21,785,610)	(33,798,668)	(8,024,914)	(22,678,422)
Net increase (decrease)	$(7,946,504)	$(38,403,928)	$(20,903,053)	$(27,091,961)	$(7,560,591)	$(20,254,242)
	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
SmallCap Opportunities (Number of Shares)
Shares sold	66,536	186,283	-	1,160
Shares redeemed	(52,813)	(145,691)	(7,358)	(30,438)
Net increase (decrease) in shares outstanding	13,723	40,592	(7,358)	(29,278)
SmallCap Opportunities ($)
Shares sold	$1,501,064	$4,182,902	$-	$28,326
Shares redeemed	(1,176,441)	(3,235,935)	(161,769)	(651,974)
Net increase (decrease)	$324,623	$946,967	$(161,769)	$(623,648)
	Class A Shares			Class B Shares	Class C Shares	Class O
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	August 25, 2004(1) to November 30, 2004	September 15, 2004(1) to November 30, 2004
Financial Services (Number of Shares)
Shares sold	246,320	455,137	143,236	368,220	116	40,941
Dividends reinvested	416,930	277,726	281,714	192,903	8	2,154
Shares redeemed	(645,481)	(1,417,033)	(669,976)	(1,350,445)	-	(5,238)
Net increase (decrease) in shares outstanding	17,769	(684,170)	(245,026)	(789,322)	124	37,857
Financial Services ($)
Shares sold	$5,462,060	$9,841,082	$3,136,133	$7,767,033	$2,522	$922,895
Dividends reinvested	9,134,930	5,632,245	6,101,924	3,886,990	182	47,107
Shares redeemed	(14,283,946)	(30,228,337)	(14,640,566)	(28,619,770)	-	(117,094)
Net increase (decrease)	$313,044	$(14,755,010)	$(5,402,509)	$(16,965,747)	$2,704	$852,908

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004
LargeCap Value (Number of Shares)
Shares sold	998,189	518,761	413,099	283,191	493,764	400,925
Dividends reinvested	14,581	-	4,783	-	6,111	-
Shares redeemed	(87,531)	(28,776)	(20,073)	(12,978)	(27,131)	(6,833)
Net increase in shares outstanding	925,239	489,985	397,809	270,213	472,744	394,092
LargeCap Value ($)
Shares sold	$9,803,063	$5,037,124	$4,039,690	$2,755,909	$4,796,388	$3,887,843
Dividends reinvested	149,894	-	48,999	-	62,641	-
Shares redeemed	(866,916)	(274,359)	(195,910)	(124,117)	(261,156)	(65,883)
Net increase	$9,086,041	$4,762,765	$3,892,779	$2,631,792	$4,597,873	$3,821,960
	Class I Shares
	August 2, 2004(1) to November 30, 2004
LargeCap Value (Number of Shares)
Shares sold	257,733
Dividends reinvested	3,887
Shares redeemed	-
Net increase in shares outstanding	261,620
LargeCap Value ($)
Shares sold	$2,500,000
Dividends reinvested	39,923
Shares redeemed	-
Net increase	$2,539,923
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MagnaCap (Number of Shares)
Shares sold	1,007,491	2,598,002	127,846	715,715	26,553	263,235
Shares issued in merger	-	14,679,883	-	443,560	-	235,540
Dividends reinvested	301,850	203,397	6,892	-	1,810	-
Shares redeemed	(2,579,765)	(5,008,192)	(1,089,709)	(1,805,792)	(245,138)	(315,710)
Net increase (decrease) in shares outstanding	(1,270,424)	12,473,090	(954,971)	(646,517)	(216,775)	183,065
MagnaCap ($)
Shares sold	$10,456,168	$25,810,263	$1,286,003	$7,106,156	$268,486	$2,618,410
Shares issued in merger	-	141,208,171	-	4,106,720	-	2,182,353
Dividends reinvested	3,192,414	1,893,245	68,642	-	18,047	-
Shares redeemed	(26,904,590)	(49,598,073)	(10,937,153)	(17,200,575)	(2,487,389)	(2,831,500)
Net increase (decrease)	$(13,256,008)	$119,313,606	$(9,582,508)	$(5,987,699)	$(2,200,856)	$1,969,263

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class I Shares		Class M Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MagnaCap (Number of Shares)
Shares sold	221,490	-	1,636	30,375	-	-
Shares issued in merger	-	2	-	-	-	807
Dividends reinvested	1,995	12	1,533	506	-	4,830
Shares redeemed	(14,363)	(2)	(78,720)	(369,836)	(814)	(847,215)
Net increase (decrease) in shares outstanding	209,122	12	(75,551)	(338,955)	(814)	(841,578)
MagnaCap ($)
Shares sold	$2,294,178	$-	$16,713	$275,418	$-	$-
Shares issued in merger	-	18	-	-	-	7,766
Dividends reinvested	21,582	111	15,813	4,431	-	42,987
Shares redeemed	(152,409)	(21)	(805,860)	(3,437,895)	(8,444)	(7,712,659)
Net increase (decrease)	$2,163,351	$108	$(773,334)	$(3,158,046)	$(8,444)	$(7,661,906)
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MidCap Value (Number of Shares)
Shares sold	3,579,577	4,389,175	945,597	1,916,154	1,434,397	1,895,746
Dividends reinvested	385,030	-	214,551	-	213,558	-
Shares redeemed	(2,304,605)	(1,100,635)	(340,795)	(323,780)	(306,631)	(534,781)
Net increase in shares outstanding	1,660,002	3,288,540	819,353	1,592,374	1,341,324	1,360,965
MidCap Value ($)
Shares sold	$41,280,708	$47,731,690	$10,710,789	$20,528,670	$16,189,607	$20,537,186
Dividends reinvested	4,301,356	-	2,360,063	-	2,349,128	-
Shares redeemed	(25,637,914)	(12,000,827)	(3,790,654)	(3,379,087)	(3,450,323)	(5,326,519)
Net increase	$19,944,150	$35,730,863	$9,280,198	$17,149,583	$15,088,412	$15,210,667
	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MidCap Value (Number of Shares)
Shares sold	-	167,376	-	-
Dividends reinvested	13,266	-	135	-
Shares redeemed	(11,385)	(5,110)	-	-
Net increase in shares outstanding	1,881	162,266	135	-
MidCap Value ($)
Shares sold	$-	$1,880,019	$-	$-
Dividends reinvested	153,787	-	1,507	-
Shares redeemed	(135,498)	(58,828)	-	-
Net increase	$18,289	$1,821,191	$1,507	$-

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
SmallCap Value (Number of Shares)
Shares sold	4,168,645	2,394,934	534,967	752,515	1,306,443	1,373,071
Dividends reinvested	324,833	83,905	98,206	55,029	137,839	50,521
Shares redeemed	(1,343,277)	(409,889)	(149,120)	(201,315)	(274,000)	(455,949)
Net increase in shares outstanding	3,150,201	2,068,950	484,053	606,229	1,170,282	967,643
SmallCap Value ($)
Shares sold	$55,188,734	$30,977,651	$7,025,405	$9,220,990	$17,041,617	$17,186,034
Dividends reinvested	4,281,297	940,575	1,271,774	611,375	1,783,641	560,781
Shares redeemed	(17,838,218)	(5,024,204)	(1,908,851)	(2,376,307)	(3,537,268)	(5,504,573)
Net increase	$41,631,813	$26,894,022	$6,388,328	$7,456,058	$15,287,990	$12,242,242
	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
SmallCap Value (Number of Shares)
Shares sold	205	13,396	370	4,134
Dividends reinvested	2,260	1,983	303	-
Shares redeemed	-	(3,604)	-	-
Net increase in shares outstanding	2,465	11,775	673	4,134
SmallCap Value ($)
Shares sold	$2,810	$158,274	$5,000	$57,676
Dividends reinvested	29,951	22,291	4,047	-
Shares redeemed	-	(46,393)	-	-
Net increase	$32,761	$134,172	$9,047	$57,676
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Convertible (Number of Shares)
Shares sold	374,702	1,298,675	140,780	739,659	112,815	557,509
Dividends reinvested	37,842	60,283	24,184	42,820	21,723	35,305
Shares redeemed	(644,139)	(1,003,751)	(672,948)	(1,078,475)	(378,972)	(744,929)
Net increase (decrease) in shares outstanding	(231,595)	355,207	(507,984)	(295,996)	(244,434)	(152,115)
Convertible ($)
Shares sold	$6,753,786	$22,561,007	$2,780,427	$14,414,494	$2,081,591	$10,042,116
Dividends reinvested	683,419	1,052,348	481,004	813,670	402,497	627,776
Shares redeemed	(11,570,432)	(17,665,114)	(13,314,403)	(20,919,881)	(6,982,232)	(13,528,070)
Net increase (decrease)	$(4,133,227)	$5,948,241	$(10,052,972)	$(5,691,717)	$(4,498,144)	$(2,858,178)
	Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Convertible (Number of Shares)
Shares sold	704	27,805
Dividends reinvested	2,542	5,192
Shares redeemed	(27,818)	(108,400)
Net increase (decrease) in shares outstanding	(24,572)	(75,403)
Convertible ($)
Shares sold	$12,150	$481,790
Dividends reinvested	44,534	87,716
Shares redeemed	(483,033)	(1,846,310)
Net increase (decrease)	$(426,349)	$(1,276,804)

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Equity and Bond (Number of Shares)
Shares sold	106,090	887,579	108,252	437,744	7,269	141,155
Dividends reinvested	13,886	53,776	2,096	15,763	2,345	13,925
Shares redeemed	(349,668)	(1,045,795)	(290,619)	(782,074)	(132,365)	(285,420)
Net increase (decrease) in shares outstanding	(229,692)	(104,440)	(180,271)	(328,567)	(122,751)	(130,340)
Equity and Bond ($)
Shares sold	$1,325,834	$10,932,304	$1,459,661	$5,924,840	$86,354	$1,627,156
Dividends reinvested	174,303	644,730	28,384	201,540	28,101	158,421
Shares redeemed	(4,360,582)	(13,177,888)	(3,908,740)	(10,424,076)	(1,570,483)	(3,316,399)
Net increase (decrease)	$(2,860,445)	$(1,600,854)	$(2,420,695)	$(4,297,696)	$(1,456,028)	$(1,530,822)
	Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Equity and Bond (Number of Shares)
Shares sold	1,836	22,261
Dividends reinvested	169	556
Shares redeemed	(5,240)	(15,787)
Net increase (decrease) in shares outstanding	(3,235)	7,030
Equity and Bond ($)
Shares sold	$22,904	$266,462
Dividends reinvested	2,104	6,646
Shares redeemed	(65,292)	(192,188)
Net increase (decrease)	$(40,284)	$80,920
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Real Estate (Number of Shares)
Shares sold	1,296,961	1,380,337	61,751	166,580	49,705	292,977
Dividends reinvested	185,743	43,360	13,596	3,900	15,446	12,292
Shares redeemed	(82,888)	(213,905)	(14,977)	(28,211)	(35,006)	(112,603)
Net increase (decrease) in shares outstanding	1,399,816	1,209,792	60,370	142,269	30,145	192,666
Real Estate ($)
Shares sold	$17,848,353	$16,994,026	$849,451	$2,087,459	$688,996	$3,611,743
Dividends reinvested	2,584,373	538,693	189,646	48,871	220,956	154,981
Shares redeemed	(1,121,002)	(2,582,779)	(204,720)	(344,880)	(483,364)	(1,396,621)
Net increase (decrease)	$19,311,724	$14,949,940	$834,377	$1,791,450	$426,588	$2,370,103
	Class I Shares		Class O
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	September 15, 2004(1) to November 30, 2004
Real Estate (Number of Shares)
Shares sold	1,082,086	4,052,833	292,138
Dividends reinvested	665,515	735,129	14,205
Shares redeemed	(829,154)	(3,565,560)	(23,335)
Net increase (decrease) in shares outstanding	918,447	1,222,402	283,008
Real Estate ($)
Shares sold	$15,222,356	$51,206,192	$4,156,760
Dividends reinvested	9,638,943	9,236,584	198,427
Shares redeemed	(11,434,487)	(45,266,438)	(338,564)
Net increase (decrease)	$13,426,812	$15,176,338	$4,016,623

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 11 - SECURITIES LENDING

Under an agreement with The Bank of New York ("BNY"), the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The collateral received is reflected in the Portfolio of Investments as collateral for securities loaned. Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. The Funds bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund. At November 30, 2004, the Funds had securities on loan with the following market values:

	Value of Securities Loaned	Value of Collateral
Disciplined LargeCap	$369,244	$379,129
LargeCap Growth	33,248,005	34,202,610
MidCap Opportunities	42,247,835	43,961,923
SmallCap Opportunities	38,383,888	39,670,466
MidCap Value	23,864,087	25,264,576
SmallCap Value	31,965,747	34,093,573
Convertible	52,558,629	53,943,311
Real Estate	8,856,992	9,043,070

NOTE 12 - WHEN ISSUED SECURITIES

The Equity and Bond Fund, at times, may purchase FNMA/GNMA certificates on a delayed delivery, forward or when-issued basis with payment and delivery often taking place a month or more after the initiation of the transaction. It is the Fund's policy to record when-issued FNMA/GNMA certificates (and the corresponding obligation to pay for the securities) at the time the purchase commitment becomes fixed - generally on the trade date. It is also the Fund's policy to segregate assets to cover its commitments for when-issued securities on trade date.

NOTE 13 - FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, organizational and offering expenses, and wash sale deferrals. Distributions in excess of available earnings and profits, current and accumulated, for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders were as follows:

	Six Months Ended November 30, 2004
	Ordinary	Long-Term
	Income	Capital Gains
LargeCap Growth	$8,477,756	$-
Financial Services	657,821	20,290,967
LargeCap Value	132,790	251,668
SmallCap Value	-	9,699,163
Convertible	2,503,049	-
Equity and Bond	305,502	-
Real Estate	3,676,059	14,759,993
	Year Ended May 31, 2004
	Ordinary Income	Long-Term Capital Gains
Financial Services	$697,897	$12,536,310
MagnaCap	2,245,213	-
SmallCap Value	536,307	2,285,376
Convertible	4,038,953	-
Equity and Bond	1,362,049	-
Real Estate(1)	8,704,727	6,564,687

(1) Composition of dividends and distributions presented herein differ from final amounts based on the Fund's tax year end of December 31, 2003.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 13 - FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes were as follows at May 31, 2004:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Post October Losses Deferred	Capital Loss Carryforwards	Expiration Dates
LargeCap Growth	$-	$-	$51,263,561	$-	$(129,467,771)	2009
					(140,176,886)	2010
					(117,098,211)	2011
					$(386,742,868)*
MidCap Opportunities	-	-	74,959,819	-	$(133,027,987)	2008
					(94,142,180)	2009
					(21,217,297)	2010
					(9,824,346)	2011
					$(258,211,810)*
SmallCap Opportunities	-	-	61,768,589	-	$(1,017,516)	2008
					(74,206,071)	2009
					(106,886,755)	2010
					(167,319,500)	2011
					$(349,429,842)*
Disciplined LargeCap	-	-	4,324,900	-	$(1,279,041)	2008
					(7,339,303)	2009
					(10,480,954)	2010
					(24,371,998)	2011
					(6,531,058)	2012
					$(50,002,354)
Financial Services		2,075,255	15,819,260	44,318,646	-	$-
LargeCap Value		54,520	-	(107,145)	-	$-
MagnaCap	1,364,430	-	48,726,275	(309,679)	$(10,576,002)	2011
					(58,933,684)	2012
					$(69,509,686)
MidCap Value		3,838,510	2,707,472	1,618,665	-	$-
SmallCap Value		3,161,587	3,491,699	5,237,983	-	$-
Convertible	1,813,064	-	14,601,092	-	$(65,571,008)	2010
					(15,497,044)	2011
					$(81,068,052)
Equity and Bond	109,754	-	2,551,909	(1,260)	$(2,058,681)	2010
					(4,569,236)	2011
					(8,878,256)	2012
					$(15,506,173)
Real Estate(1)		-	-	30,275,162	-	$-

*  Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

(1) As of the Fund's tax year ended December 31, 2003.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 14 - ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Funds' Board, the following securities have been deemed to be illiquid. The Funds currently limit investment in illiquid securities to 15% of the Fund's net assets, at market value, at time of purchase.

Fund	Security	Shares	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Convertible	WinStar Communications, Inc.	51,932	11/6/98	$2,364,096	$5	0.00%
Equity and Bond	Dayton Superior Corp.	400	8/31/01	7,446	4	0.00%
	Iridium World Comm	500	8/31/01	50,507	-	0.00%
	North Atlantic Trading Co.	1,209	8/31/01	12	1	0.00%
	WinStar Communications, Inc.	500,000	1/10/01	386,500	50	0.00%
				$444,465	$55	0.00%

NOTE 15 - REORGANIZATION

On November 8, 2003, MagnaCap as listed below ("Acquiring Fund"), acquired the assets and certain liabilities of the ING Large Company Value Fund, also listed below ("Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in Note 10 - Capital Shares. Net assets and unrealized appreciation as of the reorganization dates were as follows:

Acquiring Fund	Acquired Funds	Total net assets of Acquired Fund (000's)	Total net assets of Acquiring Fund (000's)	Acquired Fund unrealized appreciation (000's)	Conversion Ratio
MagnaCap	ING Large Company Value Fund	$147,505	$230,749	$9,420	1.40

The net assets of MagnaCap after the acquisition were approximately $378,254,371.

On April 17, 2004, MidCap Opportunities as listed below ("Acquiring Fund"), acquired the assets and certain liabilities of the ING Growth + Value Fund and the ING Growth Opportunities Fund, also listed below ("Acquired Funds"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in Note 10 - Capital Shares. Net assets and unrealized appreciation as of the reorganization dates were as follows:

Acquiring Fund	Acquired Funds	Total net assets of Acquired Fund (000's)	Total net assets of Acquiring Fund (000's)	Acquired Fund unrealized appreciation (000's)	Conversion Ratio
MidCap Opportunities	ING Growth + Value Fund	$196,927	$173,487	$36,128	0.79
MidCap Opportunities	ING Growth Opportunities Fund	176,236	173,487	35,037	1.10

The net assets of MidCap Opportunities after the acquisition were approximately $546,649,969.

NOTE 16 - INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

ING Investments, LLC ("Investments"), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Board") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 16 - INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated. Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

•  ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC ("IFD") has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•  ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the "SEC") on September 9, 2004. These Forms 8-K can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 16 - INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

NOTE 17 - SUBSEQUENT EVENTS

Effective January 1, 2005, the expense limitations for Disciplined LargeCap, MidCap Opportunities, SmallCap Opportunities, Convertible and Equity and Bond will be lowered based on the following tables:

	Class A	Class B	Class C	Class I	Class Q
Disciplined Large Cap	1.36%	2.11%	2.11%	1.11%	N/A
MidCap Opportunities	1.50%	2.25%	2.25%	1.25%	1.50%
SmallCap Opportunities	1.50%	2.25%	2.25%	1.25%	1.50%
Convertible	1.33%	2.08%	2.08%	N/A	1.33%
Equity and Bond	1.36%	2.11%	2.11%	N/A	1.36%

These expense limitation agreements are for the period beginning January 1, 2005 through December 31, 2005.

Effective January 1, 2005, ING Funds Distributor, LLC has contractually agreed to waive 0.05% of the Distribution Fee for Class A shares of Disciplined LargeCap, MidCap Opportunities and SmallCap Opportunities and 0.10% of the Distribution Fee for Class A shares of Convertible and Equity and Bond. The fee waiver is for the period beginning January 1, 2005 through December 31, 2005.

  PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.1%
		Aerospace/Defense: 2.8%
9,700		Boeing Co.	$519,629
3,350		General Dynamics Corp.	363,006
8,000		Raytheon Co.	322,720
2,200		United Technologies Corp.	214,676
			1,420,031
		Agriculture: 1.3%
8,850		Altria Group, Inc.	508,786
3,691		UST, Inc.	162,515
			671,301
		Apparel: 1.4%
4,200	@	Coach, Inc.	209,328
4,150		Nike, Inc.	351,339
2,500		VF Corp.	134,975
			695,642
		Auto Manufacturers: 1.3%
25,650		Ford Motor Co.	363,717
3,600		PACCAR, Inc.	281,160
			644,877
		Banks: 5.5%
17,750		Bank of America Corp.	821,292
3,700		Comerica, Inc.	227,550
8,400		KeyCorp	279,636
9,634		National City Corp.	357,229
8,250		U.S. Bancorp	244,448
7,050		Wachovia Corp.	364,837
7,450		Wells Fargo & Co.	460,186
			2,755,178
		Beverages: 2.3%
10,600		Coca-Cola Co.	416,686
15,150		PepsiCo, Inc.	756,137
			1,172,823
		Biotechnology: 0.2%
1,800	@	Amgen, Inc.	108,072
			108,072
		Chemicals: 1.6%
4,100		Dow Chemical Co.	206,927
4,700		E.I. du Pont de Nemours & Co.	213,004
3,750		PPG Industries, Inc.	253,013
3,300		Sherwin-Williams Co.	147,180
			820,124
		Commercial Services: 0.5%
2,600		Equifax, Inc.	71,812
3,400		H&R Block, Inc.	162,180
			233,992
		Computers: 6.0%
5,900	@	Apple Computer, Inc.	395,595
21,200	@	Dell, Inc.	859,024
13,237		Hewlett-Packard Co.	264,740
12,550		International Business Machines Corp.	1,182,711
12,700	@,X	Seagate Technology	0
61,600	@	Sun Microsystems, Inc.	341,880
			3,043,950

Shares			Value
		Cosmetics/Personal Care: 3.1%
11,800		Gillette Co.	$513,182
19,800		Procter & Gamble Co.	1,058,904
			1,572,086
		Distribution/Wholesale: 0.6%
3,800		Genuine Parts Co.	164,958
1,950		W.W. Grainger, Inc.	120,627
			285,585
		Diversified Financial Services: 6.2%
5,650		American Express Co.	314,762
4,050		Capital One Financial Corp.	318,249
4,850		CIT Group, Inc.	207,338
21,850		Citigroup, Inc.	977,787
10,150		Countrywide Financial Corp.	337,081
4,250		Fannie Mae	291,975
4,250		Lehman Brothers Holdings, Inc.	356,064
4,100		Merrill Lynch & Co., Inc.	228,411
6,000	@	Providian Financial Corp.	96,300
			3,127,967
		Electric: 2.8%
11,700	@	AES Corp.	143,208
3,700		Constellation Energy Group, Inc.	161,690
12,550		Duke Energy Corp.	317,264
6,500		Edison Intl.	207,350
2,500		Exelon Corp.	104,275
3,565		PPL Corp.	185,202
4,450		TXU Corp.	279,549
			1,398,538
		Electronics: 0.2%
3,350	@	Thermo Electron Corp.	101,338
			101,338
		Food: 0.8%
3,350		SUPERVALU, Inc.	105,827
4,428		Wm. Wrigley Jr. Co.	304,646
			410,473
		Forest Products and Paper: 0.8%
1,900		Louisiana-Pacific Corp.	46,493
1,050		Temple-Inland, Inc.	62,570
4,500		Weyerhaeuser Co.	297,000
			406,063
		Gas: 0.3%
4,550	L	Sempra Energy	168,259
			168,259
		Hand/Machine Tools: 0.3%
1,700		Black & Decker Corp.	142,953
			142,953
		Healthcare-Products: 3.6%
5,100		Becton Dickinson & Co.	279,378
21,450		Johnson & Johnson	1,293,864
5,350		Medtronic, Inc.	257,068
			1,830,310

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Services: 3.2%
2,750		Aetna, Inc.	$325,903
3,250	@	Humana, Inc.	80,665
7,050		UnitedHealth Group, Inc.	584,092
2,750	@	WellPoint Health Networks, Inc.	344,025
2,750	@	WellPoint, Inc.	278,658
			1,613,343
		Household Products/Wares: 0.5%
4,700		Clorox Co.	259,064
			259,064
		Insurance: 6.1%
19,050		American International Group, Inc.	1,206,817
3,700		Chubb Corp.	281,977
3,200		CIGNA Corp.	224,064
3,600		Lincoln National Corp.	165,672
3,959		Loews Corp.	276,774
10,150		MetLife, Inc.	395,849
7,750		Prudential Financial, Inc.	379,362
2,950		Safeco Corp.	142,987
			3,073,502
		Internet: 1.8%
2,800	@	eBay, Inc.	314,860
5,450	@	Symantec Corp.	347,765
5,850	@	Yahoo!, Inc.	220,077
			882,702
		Iron/Steel: 0.2%
2,300		United States Steel Corp.	120,428
			120,428
		Leisure Time: 0.4%
2,700		Carnival Corp.	143,127
3,100		Sabre Holdings Corp.	71,548
			214,675
		Lodging: 0.5%
4,600		Marriott Intl., Inc.	261,510
			261,510
		Machinery-Diversified: 0.2%
1,000		Cummins, Inc.	79,620
			79,620
		Media: 2.3%
9,800	@	Comcast Corp.	294,392
3,500		McGraw-Hill Cos., Inc.	307,055
19,550	@	Time Warner, Inc.	346,231
8,700		Walt Disney Co.	233,856
			1,181,534
		Mining: 0.4%
2,100		Phelps Dodge Corp.	203,973
			203,973
		Miscellaneous Manufacturing: 5.0%
3,500		3M Co.	278,565
6,050	L	Eastman Kodak Co.	197,896
45,100		General Electric Co.	1,594,736
4,200		Honeywell International, Inc.	148,386
8,700	@@	Tyco Intl. Ltd.	295,539
			2,515,122

Shares			Value
		Oil and Gas: 8.8%
3,950		Anadarko Petroleum Corp.	$274,920
6,200		Burlington Resources, Inc.	287,742
15,350		ChevronTexaco Corp.	838,110
2,678		ConocoPhillips	243,671
7,200		Devon Energy Corp.	298,224
36,400	S	Exxon Mobil Corp.	1,865,499
1,650		Sunoco, Inc.	136,224
5,100		Unocal Corp.	234,804
4,800		Valero Energy Corp.	224,592
			4,403,786
		Pharmaceuticals: 4.7%
6,950		Abbott Laboratories	291,622
2,450		AmerisourceBergen Corp.	144,403
8,250	@	Caremark Rx, Inc.	295,020
5,050		Eli Lilly & Co.	269,317
9,650		Merck & Co., Inc.	270,393
32,390		Pfizer, Inc.	899,470
5,500		Wyeth	219,285
			2,389,510
		Pipelines: 0.1%
10,850	@,L	Dynegy, Inc.	61,303
			61,303
		Retail: 8.8%
4,300		Circuit City Stores, Inc.	67,037
7,450		Costco Wholesale Corp.	362,070
15,100		Gap, Inc.	329,935
18,450		Home Depot, Inc.	770,288
6,150		J.C. Penney Co., Inc. Holding Co.	237,390
10,000	@	Limited Brands, Inc.	244,400
15,250		McDonald's Corp.	468,785
9,300		Staples, Inc.	296,763
6,450	@	Starbucks Corp.	362,877
3,800		Target Corp.	194,636
5,350	@	Toys R US, Inc.	103,469
18,350		Wal-Mart Stores, Inc.	955,300
			4,392,950
		Semiconductors: 1.2%
26,750		Intel Corp.	597,863
			597,863
		Software: 4.7%
2,650	@	Autodesk, Inc.	173,337
5,100	@	BMC Software, Inc.	94,758
10,000	@	Compuware Corp.	57,700
46,650		Microsoft Corp.	1,250,686
50,950	@	Oracle Corp.	645,027
5,100	@	Parametric Technology Corp.	29,835
12,050	@	Siebel Systems, Inc.	121,464
			2,372,807
		Telecommunications: 5.4%
9,200		Alltel Corp.	521,548
28,900	@	Cisco Systems, Inc.	540,719
27,250		Motorola, Inc.	524,835
7,150		Qualcomm, Inc.	297,583
20,050		Verizon Communications, Inc.	826,661
			2,711,346

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares		Value
	Transportation: 2.2%
4,150	FedEx Corp.	$394,375
8,000	Norfolk Southern Corp.	274,640
5,000	United Parcel Service, Inc.	420,750
		1,089,765
	Total Common Stock (Cost $45,032,128)	49,434,365
Principal Amount		Value

SHORT-TERM INVESTMENTS: 2.6%

	Repurchase Agreement: 1.8%
$902,000	Goldman Sachs Repurchase Agreement 11/30/04, 2.060%, due 12/01/04, $902,052 to be received upon repurchase (Collateralized by $870,000 Federal Home Loan Mortgage Corporation, 5.500%, Market Value plus accrued interest $920,569, due 07/15/06)		902,000
	Total Repurchase Agreement (Cost $902,000)		902,000
	Securities Lending Collateralcc: 0.8%
379,129	The Bank of New York Institutional Cash Reserves Fund		379,129
	Total Securities Lending Collateral (Cost $379,129)		379,129
	Total Short-Term Investments (Cost $1,281,129)		1,281,129
	Total Investments In Securities (Cost $46,313,257)*	100.7%	$50,715,494
	Other Assets and Liabilities-Net	(0.7)	(341,100)
	Net Assets	100.0%	$50,374,394

@  Non-income producing security

@@  Foreign issuer

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

S  Segregated assets for futures collateral.

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

*  Cost for federal income tax purposes is $46,585,594. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,254,608
Gross Unrealized Depreciation	(1,124,708)
Net Unrealized Appreciation	$4,129,900

Information concerning open futures contracts for the ING Discipline LargeCap Fund at November 30, 2004 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain
S&P 500	3	$880,575	12/16/04	$648

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING LARGECAP GROWTH FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.2%
		Advertising: 2.2%
89,110		Omnicom Group, Inc.	$7,217,910
			7,217,910
		Aerospace/Defense: 1.0%
30,300		General Dynamics Corp.	3,283,308
			3,283,308
		Apparel: 0.0%
2,600	@	Coach, Inc.	129,584
			129,584
		Auto Parts and Equipment: 1.0%
51,370		Johnson Controls, Inc.	3,154,118
			3,154,118
		Biotechnology: 0.8%
44,130	@	Genzyme Corp.	2,471,721
			2,471,721
		Commercial Services: 7.5%
142,970	@,@@	Accenture Ltd. - Class A	3,708,642
208,940	@,L	Apollo Group, Inc.	16,652,517
46,110		Moody's Corp.	3,723,383
			24,084,542
		Computers: 10.7%
327,290	@	Dell, Inc.	13,261,791
37,130	@	Lexmark Intl., Inc.	3,152,337
203,510	@,@@	Research In Motion Ltd.	18,106,285
			34,520,413
		Cosmetics/Personal Care: 1.8%
131,430		Gillette Co.	5,715,891
			5,715,891
		Distribution/Wholesale: 3.0%
148,690		CDW Corp.	9,771,907
			9,771,907
		Diversified Financial Services: 11.4%
40,680		Capital One Financial Corp.	3,196,634
136,570		Citigroup, Inc.	6,111,508
472,388		Countrywide Financial Corp.	15,688,006
74,400		Franklin Resources, Inc.	4,882,872
97,170		Freddie Mac	6,632,824
			36,511,844
		Healthcare-Products: 7.7%
225,100		Guidant Corp.	14,593,233
209,800		Medtronic, Inc.	10,080,890
			24,674,123
		Home Builders: 0.9%
67,900		Lennar Corp.	3,050,747
			3,050,747
		Insurance: 0.5%
17,160		Progressive Corp.	1,561,388
			1,561,388

Shares			Value
		Internet: 9.6%
127,210	@,L	eBay, Inc.	$14,304,765
436,550	@	Yahoo!, Inc.	16,423,011
			30,727,776
		Media: 2.9%
254,040	@,L	XM Satellite Radio Holdings, Inc.	9,376,616
			9,376,616
		Miscellaneous Manufacturing: 3.7%
74,770		Danaher Corp.	4,252,918
211,760		General Electric Co.	7,487,833
			11,740,751
		Oil and Gas: 1.2%
70,050	@@	Petro-Canada	3,999,855
			3,999,855
		Pharmaceuticals: 11.1%
141,880		Abbott Laboratories	5,953,285
283,300	@,@@,L	AstraZeneca PLC ADR	11,159,186
109,500	@,@@,L	Elan Corp. PLC ADR	2,890,800
134,550		Eli Lilly & Co.	7,175,552
39,840	@	Forest Laboratories, Inc.	1,552,565
81,680	@	Gilead Sciences, Inc.	2,814,693
221,220		Schering-Plough Corp.	3,948,777
			35,494,858
		Retail: 5.1%
81,680	@,L	Autozone, Inc.	6,991,808
85,890		Best Buy Co., Inc.	4,842,478
56,660		Lowe's Cos., Inc.	3,134,998
39,100	L	PETsMART, Inc.	1,339,957
			16,309,241
		Semiconductors: 1.8%
186,850	L	Xilinx, Inc.	5,833,457
			5,833,457
		Software: 10.7%
242,960	@,L	Electronic Arts, Inc.	11,880,744
258,700		First Data Corp.	10,629,983
305,990		Microsoft Corp.	8,203,592
38,760	@,L	Pixar, Inc.	3,514,369
			34,228,688
		Telecommunications: 3.6%
68,860	@,@@	America Movil SA de CV ADR	3,216,451
445,670	@	Cisco Systems, Inc.	8,338,485
			11,554,936
		Total Common Stock (Cost $259,342,091)	315,413,674

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING LARGECAP GROWTH FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 10.7%
	Securities Lending Collateralcc: 10.7%
$34,202,610	The Bank of New York
	Institutional Cash
	Reserves Fund		$34,202,610
	Total Short-Term Investments (Cost $34,202,610)		34,202,610
	Total Investments In Securities (Cost $293,544,701)*	108.9%	$349,616,284
	Other Assets and Liabilities-Net	(8.9)	(28,459,421)
	Net Assets	100.0%	$321,156,863

@  Non-income producing security

@@  Foreign issuer

ADR  American Depositary Receipt

cc  Security purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes is $303,679,987. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$51,664,500
Gross Unrealized Depreciation	(5,728,203)
Net Unrealized Appreciation	$45,936,297

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.8%
		Advertising: 0.6%
42,200	@	Getty Images, Inc.	$2,458,150
			2,458,150
		Apparel: 3.1%
172,500	@	Coach, Inc.	8,597,400
109,500		Polo Ralph Lauren Corp.	4,313,205
			12,910,605
		Auto Parts and Equipment: 1.2%
98,800	L	BorgWarner Inc	4,945,928
			4,945,928
		Banks: 0.5%
32,600		Zions Bancorporation	2,167,900
			2,167,900
		Biotechnology: 3.3%
197,520	@	Celgene Corp.	5,415,998
85,000	@	Charles River Laboratories Intl., Inc.	3,973,750
97,200	@,L	Millipore Corp.	4,735,584
			14,125,332
		Building Materials: 1.2%
130,500	@	American Standard Cos., Inc.	5,081,670
			5,081,670
		Coal: 1.4%
72,900		Peabody Energy Corp.	6,050,700
			6,050,700
		Commercial Services: 4.8%
120,300	@	Alliance Data Systems Corp.	5,160,870
100,000	@	CoStar Group, Inc.	4,380,000
133,200	@	Education Management Corp.	4,414,248
156,061	@	Laureate Education, Inc.	6,147,243
			20,102,361
		Computers: 3.5%
63,100	@	Anteon Intl. Corp.	2,335,962
121,600	@	CACI Intl., Inc.	7,555,008
140,700	@,L	palmOne, Inc.	4,930,128
			14,821,098
		Distribution/Wholesale: 1.1%
135,056		Hughes Supply, Inc.	4,440,641
			4,440,641
		Diversified Financial Services: 1.4%
414,100	@	Ameritrade Holding Corp.	5,768,413
			5,768,413
		Electrical Components and Equipment: 1.0%
129,700		Ametek, Inc.	4,238,596
			4,238,596
		Electronics: 2.7%
88,000	@,L	Arrow Electronics, Inc.	2,158,640
66,250	@	Benchmark Electronics, Inc.	2,322,063
147,000	@	Waters Corp.	6,859,020
			11,339,723

Shares			Value
		Hand/Machine Tools: 0.5%
48,200		Stanley Works	$2,253,832
			2,253,832
		Healthcare-Products: 8.2%
90,000	@	Gen-Probe, Inc.	3,591,000
120,400	@	Inamed Corp.	6,459,460
151,200	@,L	Patterson Cos., Inc.	6,178,032
185,830	@	St. Jude Medical, Inc.	7,087,556
130,400	@,L	Varian Medical Systems, Inc.	5,487,232
70,000	@	Zimmer Holdings, Inc.	5,712,000
			34,515,280
		Healthcare-Services: 6.1%
22,800		Aetna, Inc.	2,702,028
88,450	@	Amsurg Corp.	2,274,050
184,500	@	Community Health Systems, Inc.	5,101,425
47,300	L	Quest Diagnostics, Inc.	4,434,375
320,000		Select Medical Corp.	5,584,000
114,800	@	WellChoice, Inc.	5,624,052
			25,719,930
		Home Furnishings: 2.1%
72,000		Harman Intl. Industries, Inc.	8,845,200
			8,845,200
		Household Products/Wares: 1.1%
150,600	@,L	Yankee Candle Co., Inc.	4,587,276
			4,587,276
		Insurance: 2.5%
26,700		AMBAC Financial Group, Inc.	2,171,511
74,500	L	MBIA, Inc.	4,467,020
96,700	@	Proassurance Corp.	3,776,135
			10,414,666
		Internet: 2.6%
332,800	@,L	Akamai Technologies, Inc.	4,309,760
78,400	@,L	Ask Jeeves, Inc.	2,025,856
402,100	@	TIBCO Software, Inc.	4,624,150
			10,959,766
		Iron/Steel: 1.2%
99,500		Nucor Corp.	5,263,550
			5,263,550
		Leisure Time: 1.0%
63,500		Polaris Industries, Inc.	4,184,650
			4,184,650
		Lodging: 1.3%
91,300	L	Harrah's Entertainment, Inc.	5,605,820
			5,605,820
		Machinery-Diversified: 1.8%
157,300		Rockwell Automation, Inc.	7,440,290
			7,440,290
		Miscellaneous Manufacturing: 3.5%
98,500	L	Danaher Corp.	5,602,680
70,800		Donaldson Co., Inc.	2,194,800
29,200		ITT Industries, Inc.	2,485,504
115,500		Pentair, Inc.	4,622,310
			14,905,294

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
		Office/Business Equipment: 0.9%
256,800	@,L	Xerox Corp.	$3,934,176
			3,934,176
		Oil and Gas: 7.7%
63,730		Apache Corp.	3,445,244
399,300		Chesapeake Energy Corp.	7,187,400
26,600		Murphy Oil Corp.	2,269,246
67,255	@,@@	Nabors Industries Ltd.	3,497,260
70,400		Patina Oil & Gas Corp.	2,337,280
348,600		Patterson-UTI Energy, Inc.	6,972,000
190,575		XTO Energy, Inc.	6,927,401
			32,635,831
		Oil and Gas Services: 1.8%
93,000		BJ Services Co.	4,712,310
50,500	@,L	Smith Intl., Inc.	3,058,785
			7,771,095
		Pharmaceuticals: 0.5%
74,300	@	MGI Pharma, Inc.	2,005,357
			2,005,357
		Retail: 12.0%
51,400	@,L	Advance Auto Parts, Inc.	2,120,764
159,550		Applebees Intl., Inc.	4,100,435
159,100	@,L	Chico's FAS, Inc.	6,141,260
279,400		Foot Locker, Inc.	7,258,812
240,200	L	Michaels Stores, Inc.	6,564,666
88,700	L	MSC Industrial Direct Co.	3,159,494
93,100	@	Pacific Sunwear of California, Inc.	2,067,751
58,700	@,L	Panera Bread Co.	2,344,478
158,600	L	PETsMART, Inc.	5,435,222
102,000		Regis Corp.	4,554,300
255,000	@	Sonic Corp.	7,438,350
			51,185,532
		Savings and Loans: 2.7%
130,700		Independence Community Bank Corp.	5,552,136
274,400	L	Sovereign Bancorp, Inc.	5,995,640
			11,547,776
		Semiconductors: 1.8%
91,500	@,L	Altera Corp.	2,075,220
141,800	L	Linear Technology Corp.	5,411,088
			7,486,308
		Software: 5.5%
147,500		Adobe Systems, Inc.	8,932,600
147,800	@,L	Avid Technology, Inc.	8,434,946
99,900	@	Dun & Bradstreet Corp.	5,930,064
			23,297,610
		Telecommunications: 2.3%
328,400	@,L	Comverse Technology, Inc.	6,985,068
118,600	@	Polycom, Inc.	2,708,824
			9,693,892
		Textiles: 2.0%
97,200	@	Mohawk Industries, Inc.	8,524,440
			8,524,440

Shares			Value
		Transportation: 2.9%
66,100		CH Robinson Worldwide, Inc.	$3,552,875
97,900	@,L	Forward Air Corp.	4,537,665
102,250		J.B. Hunt Transport Services, Inc.	4,110,450
			12,200,990
		Total Common Stock (Cost $320,035,411)	413,429,678
Principal Amount			Value

SHORT-TERM INVESTMENTS: 12.6%

	Repurchase Agreement: 2.2%
$9,091,000	Goldman Sachs Repurchase Agreement 11/30/04, 2.060%, due 12/01/04, $9,091,520 to be received upon repurchase (Collateralized by $9,290,000 Federal Home Loan Bank, 3.200%, Market Value plus accrued interest $9,273,453, due 11/29/06)		9,091,000
	Total Repurchase Agreement (Cost $9,091,000)		9,091,000
	Securities Lending Collateralcc: 10.4%
43,961,923	The Bank of New York Institutional Cash Reserves Fund		43,961,923
	Total Securities Lending Collateral (Cost $43,961,923)		43,961,923
	Total Short-Term Investments (Cost $53,052,923)		53,052,923
	Total Investments In Securities (Cost $373,088,334)*	110.4%	$466,482,601
	Other Assets and Liabilities-Net	(10.4)	(43,829,150)
	Net Assets	100.0%	$422,653,451

@  Non-income producing security

@@  Foreign issuer

cc  Security purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes is $373,133,784. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$94,074,065
Gross Unrealized Depreciation	(725,248)
Net Unrealized Appreciation	$93,348,817

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.5%
		Banks: 5.1%
202,700	L	Southwest Bancorp of Texas, Inc.	$4,958,042
55,500	L	UCBH Holdings, Inc.	2,516,370
75,900		Westamerica Bancorporation	4,414,344
			11,888,756
		Biotechnology: 2.7%
51,400	@	Celgene Corp.	1,409,388
141,100	@,L	Integra LifeSciences Holdings Corp.	4,795,989
			6,205,377
		Commercial Services: 3.5%
72,100	@	CoStar Group, Inc.	3,157,980
45,900	@	Education Management Corp.	1,521,126
86,057	@	Laureate Education, Inc.	3,389,785
			8,068,891
		Computers: 9.1%
41,600	@	Anteon Intl. Corp.	1,540,032
79,200	@	CACI Intl., Inc.	4,920,696
162,000	@	Cognizant Technology Solutions Corp.	6,177,060
114,600		Jack Henry & Associates, Inc.	2,209,488
48,800	@	Micros Systems, Inc.	3,580,456
79,000	@,L	PalmOne, Inc.	2,768,160
			21,195,892
		Distribution/Wholesale: 3.0%
42,164		Hughes Supply, Inc.	1,386,352
173,550		SCP Pool Corp.	5,472,032
			6,858,384
		Electrical Components and Equipment: 1.1%
89,501	@	Intermagnetics General Corp.	2,637,594
			2,637,594
		Electronics: 2.4%
68,442	@,L	Benchmark Electronics, Inc.	2,398,892
22,500	@	Dionex Corp.	1,291,275
71,400	@	Measurement Specialties, Inc.	1,821,414
			5,511,581
		Entertainment: 6.0%
83,100	@,L	Penn National Gaming, Inc.	4,385,187
127,300	@	Scientific Games Corp.	3,042,470
141,922	@,L	Shuffle Master, Inc.	6,532,670
			13,960,327
		Healthcare-Products: 7.2%
78,200	@,L	Arthrocare Corp.	2,367,114
74,300	@	Gen-Probe, Inc.	2,964,570
97,800	@	Inamed Corp.	5,246,970
157,401	@,L	Kyphon, Inc.	3,787,068
63,100	@	Quinton Cardiology Systems, Inc.	646,775
43,500	@	Techne Corp.	1,616,025
12,553	@,L	TriPath Imaging, Inc.	90,131
			16,718,653

Shares			Value
		Healthcare-Services: 7.0%
214,000	@	Amsurg Corp.	$5,501,940
81,100	@	Pediatrix Medical Group, Inc.	5,052,530
152,100		Select Medical Corp.	2,654,145
77,840	@	United Surgical Partners Intl., Inc.	3,072,345
			16,280,960
		Home Builders: 1.1%
74,798	L	Thor Industries, Inc.	2,498,253
			2,498,253
		Household Products/Wares: 1.3%
97,600	@	Yankee Candle Co., Inc.	2,972,896
			2,972,896
		Insurance: 2.5%
54,900	@	Philadelphia Consolidated Holding Co.	3,746,925
50,700	@	Proassurance Corp.	1,979,835
			5,726,760
		Internet: 4.1%
181,800	@	Akamai Technologies, Inc.	2,354,310
42,200	@,L	Ask Jeeves, Inc.	1,090,448
221,200	@	TIBCO Software, Inc.	2,543,800
279,700	@	ValueClick, Inc.	3,608,130
			9,596,688
		Investment Companies: 2.6%
93,050	@,L	Ishares Russell 2000 Growth Index Fund	6,066,860
			6,066,860
		Leisure Time: 1.0%
36,600		Polaris Industries, Inc.	2,411,940
			2,411,940
		Lodging: 2.3%
95,200		Station Casinos, Inc.	5,430,208
			5,430,208
		Miscellaneous Manufacturing: 2.4%
81,800	@,L	Ceradyne, Inc.	4,040,920
24,570	@	Cuno, Inc.	1,610,072
			5,650,992
		Oil and Gas: 6.0%
83,100		Patina Oil & Gas Corp.	2,758,920
125,200	@	Southwestern Energy Co.	6,873,480
107,000	@	Unit Corp.	4,239,340
			13,871,740
		Oil and Gas Services: 1.2%
310,660	@,L	Input/Output, Inc.	2,724,488
			2,724,488
		Pharmaceuticals: 3.6%
117,000	@,L	HealthExtras, Inc.	1,868,490
84,100	@	MGI Pharma, Inc.	2,269,859
227,298	@,L	VCA Antech, Inc.	4,218,651
			8,357,000

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail: 12.6%
95,000	L	Applebees Intl., Inc.	$2,441,500
86,880	@	Chico's FAS, Inc.	3,353,568
58,600	@	Copart, Inc.	1,265,760
90,400	@	Dave & Buster's, Inc.	1,690,480
100,400	@,L	Dick's Sporting Goods, Inc.	3,614,400
48,284	@,L	GameStop Corp.	1,018,310
57,800		MSC Industrial Direct Co.	2,058,836
192,542	@	Pacific Sunwear of California, Inc.	4,276,357
31,900	@,L	Panera Bread Co.	1,274,086
72,800	@	PETCO Animal Supplies, Inc.	2,632,448
49,400		Regis Corp.	2,205,710
121,950	@	Sonic Corp.	3,557,282
			29,388,737
		Semiconductors: 1.9%
260,600	@	Silicon Image, Inc.	4,378,080
			4,378,080
		Software: 5.3%
105,100	@	Avid Technology, Inc.	5,998,057
42,300	L	Global Payments, Inc.	2,333,268
271,820	@	Witness Systems, Inc.	4,074,582
			12,405,907
		Telecommunications: 2.1%
81,044	@	Polycom, Inc.	1,851,045
146,500	@,L	Powerwave Technologies, Inc.	1,184,892
77,200	@	Tekelec	1,807,252
			4,843,189
		Transportation: 1.4%
67,820	@	Forward Air Corp.	3,143,457
			3,143,457
		Total Common Stock (Cost $151,887,763)	228,793,610
Principal Amount			Value
SHORT-TERM INVESTMENTS: 17.8%
	Repurchase Agreement: 0.7%
$1,592,000	Goldman Sachs Repurchase Agreement 11/30/04, 2.060%, due 12/01/04, $1,592,091 to be received upon repurchase (Collateralized by $1,535,000 Federal Home Loan Bank, 5.500%, Market Value plus accrued interest $1,624,222, due 07/15/06)		1,592,000
	Total Repurchase Agreement (Cost $1,592,000)		1,592,000

Principal Amount			Value
	Securities Lending Collateralcc: 17.1%
$39,670,466	The Bank of New York
	Institutional Cash
	Reserves Fund		$39,670,466
	Total Securities Lending Collateral (Cost $39,670,466)		39,670,466
	Total Short-Term Investments (Cost $41,262,466)		41,262,466
	Total Investments In Securities (Cost $193,150,229)*	116.3%	$270,056,076
	Other Assets and Liabilities-Net	(16.3)	(37,806,427)
	Net Assets	100.0%	$232,249,649

@  Non-income producing security

@@  Foreign issuer

cc  Security purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes is $193,359,874. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$77,016,023
Gross Unrealized Depreciation	(319,821)
Net Unrealized Appreciation	$76,696,202

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING FINANCIAL SERVICES FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.9%
		Banks: 22.9%
174,622		Bank of America Corp.	$8,079,760
120,733		City National Corp.	8,258,137
124,785		Cullen/Frost Bankers, Inc.	5,978,449
120,964		Northern Trust Corp.	5,690,147
215,000		Prosperity Bancshares, Inc.	6,097,400
181,895		The Bank of New York Co., Inc.	5,986,164
289,667		U.S. Bancorp	8,582,833
76,400		UnionBanCal Corp.	4,723,812
99,787		Wachovia Corp.	5,163,977
222,600		Wells Fargo & Co.	13,750,003
			72,310,682
		Diversified Financial Services: 45.9%
146,740	@	Accredited Home Lenders Holding Co.	6,302,483
172,778	@	Affiliated Managers Group, Inc.	10,950,669
117,800		American Express Co.	6,562,638
82,700		Capital One Financial Corp.	6,498,566
150,700		CIT Group, Inc.	6,442,425
411,200		Citigroup, Inc.	18,401,199
204,374		Countrywide Financial Corp.	6,787,261
547,200	@	E*TRADE Financial Corp.	7,584,192
111,513		Fannie Mae	7,660,943
87,218		Franklin Resources, Inc.	5,724,117
136,700		Freddie Mac	9,331,142
95,777		Goldman Sachs Group, Inc.	10,033,599
267,649		J.P. Morgan Chase & Co.	10,076,984
79,179		Lehman Brothers Holdings, Inc.	6,633,617
122,767		MBNA Corp.	3,260,692
153,254		Merrill Lynch & Co., Inc.	8,537,780
177,950		Morgan Stanley	9,030,963
82,362		T. Rowe Price Group, Inc.	4,872,536
			144,691,806
		Home Builders: 2.3%
206,650		DR Horton, Inc.	7,276,147
			7,276,147
		Insurance: 22.9%
176,700	@@	ACE Ltd.	7,142,214
121,200		AFLAC, Inc.	4,559,544
96,759		Allstate Corp.	4,886,330
184,871		American International Group, Inc.	11,711,579
125,000	@@	Endurance Specialty Holdings Ltd.	4,196,250
138,000		Hartford Financial Services Group, Inc.	8,832,000
139,919		MetLife, Inc.	5,456,841
164,285		PMI Group, Inc.	6,765,256
98,000		Prudential Financial, Inc.	4,797,100
95,449		Radian Group, Inc.	4,891,761
81,961	@@	RenaissanceRe Holdings Ltd.	4,126,736
130,311	@@	Willis Group Holdings Ltd.	4,932,271
			72,297,882
		Software: 3.9%
189,900		First Data Corp.	7,802,991
112,724	@	Fiserv, Inc.	4,341,001
			12,143,992
		Total Common Stock (Cost $248,702,301)	308,720,509

Principal Amount			Value
SHORT-TERM INVESTMENTS: 2.3%
	Repurchase Agreement: 2.3%
$7,334,000	Morgan Stanley Repurchase
	Agreement 11/30/04, 2.070%,
	due 12/01/04, $7,334,422 to be
	received upon repurchase
	(Collateralized by $7,334,422
	Federal National Mortgage
	Association, 4.625%, Market Value
	plus accrued interest $7,481,234,
	due 05/01/13)		$7,334,000
	Total Short-Term Investments (Cost $7,334,000)		7,334,000
	Total Investments In Securities (Cost $256,036,301)*	100.2%	$316,054,509
	Other Assets and Liabilities-Net	(0.2)	(741,237)
	Net Assets	100.0%	$315,313,272

@  Non-income producing security

@@  Foreign issuer

*  Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$63,116,297
Gross Unrealized Depreciation	(3,098,089)
Net Unrealized Appreciation	$60,018,208

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING LARGECAP VALUE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.3%
		Agriculture: 5.8%
19,650		Altria Group, Inc.	$1,129,679
5,790		Reynolds American, Inc.	437,898
7,710		UST, Inc.	339,471
			1,907,048
		Auto Manufacturers: 6.9%
80,030		Ford Motor Co.	1,134,825
29,100		General Motors Corp.	1,122,969
			2,257,794
		Auto Parts and Equipment: 1.5%
54,230		Delphi Corp.	488,070
			488,070
		Commercial Services: 2.0%
22,200		McKesson Corp.	656,010
			656,010
		Computers: 7.2%
43,320		Electronic Data Systems Corp.	972,534
46,200		Hewlett-Packard Co.	924,000
41,150	@	Unisys Corp.	472,814
			2,369,348
		Diversified Financial Services: 3.6%
12,520		CIT Group, Inc.	535,230
17,390		J.P. Morgan Chase & Co.	654,734
			1,189,964
		Electric: 0.9%
8,340		American Electric Power Co., Inc.	284,978
			284,978
		Environmental Control: 0.9%
9,420		Waste Management, Inc.	280,810
			280,810
		Food: 12.5%
44,730		Albertson's, Inc.	1,131,669
11,850		Kraft Foods, Inc.	405,270
76,820	@	Kroger Co.	1,242,948
67,120	@	Safeway, Inc.	1,294,073
			4,073,960
		Healthcare-Services: 1.9%
57,630	@	Tenet Healthcare Corp.	625,286
			625,286
		Housewares: 2.4%
33,810		Newell Rubbermaid, Inc.	780,335
			780,335
		Insurance: 8.6%
29,470		AON Corp.	622,406
13,670		Loews Corp.	955,670
28,400		Marsh & McLennan Cos., Inc.	811,956
11,440		Nationwide Financial Services	429,915
			2,819,947
		Office/Business Equipment: 2.1%
44,220	@	Xerox Corp.	677,450
			677,450

Shares			Value
		Pharmaceuticals: 16.4%
48,550		Bristol-Myers Squibb Co.	$1,140,925
46,300		Merck & Co., Inc.	1,297,325
41,800		Pfizer, Inc.	1,160,786
72,590		Schering-Plough Corp.	1,295,732
11,470		Wyeth	457,309
			5,352,077
		Pipelines: 3.1%
96,880		El Paso Corp.	1,011,427
			1,011,427
		Retail: 2.4%
27,510		May Department Stores Co.	773,581
			773,581
		Semiconductors: 2.9%
85,210	@	Micron Technology, Inc.	944,127
			944,127
		Telecommunications: 14.2%
47,900		BellSouth Corp.	1,284,679
181,040	@	Lucent Technologies, Inc.	711,487
44,890		SBC Communications, Inc.	1,129,881
32,830		Sprint Corp.	748,852
18,780		Verizon Communications, Inc.	774,299
			4,649,198
34,640		Mattel, Inc.	656,428
			656,428
	Total Common Stock (Cost $30,722,760)		31,797,838
	Total Investments In Securities (Cost $30,722,760)*	97.3%	$31,797,838
	Other Assets and Liabilities-Net	2.7	887,198
	Net Assets	100.0%	$32,685,036

@  Non-income producing security

*  Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,993,776
Gross Unrealized Depreciation	(918,698)
Net Unrealized Appreciation	$1,075,078

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MAGNACAP FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 99.3%
		Aerospace/Defense: 3.6%
125,900		General Dynamics Corp.	$13,642,524
			13,642,524
		Agriculture: 3.6%
236,015		Altria Group, Inc.	13,568,502
			13,568,502
		Apparel: 1.8%
81,300		Nike, Inc.	6,882,858
			6,882,858
		Banks: 7.0%
300,800		Bank of America Corp.	13,918,016
203,400		Wells Fargo & Co.	12,564,018
			26,482,034
		Building Materials: 1.8%
198,200		Masco Corp.	6,990,514
			6,990,514
		Chemicals: 4.6%
195,200		Dow Chemical Co.	9,851,744
165,700		Praxair, Inc.	7,439,930
			17,291,674
		Computers: 2.0%
80,200		International Business Machines Corp.	7,558,048
			7,558,048
		Cosmetics/Personal Care: 2.9%
174,500		Kimberly-Clark Corp.	11,099,945
			11,099,945
		Diversified Financial Services: 13.3%
205,000		Citigroup, Inc.	9,173,750
165,300		Fannie Mae	11,356,110
115,000		Freddie Mac	7,849,900
203,600		Merrill Lynch & Co., Inc.	11,342,556
201,200		Morgan Stanley	10,210,900
			49,933,216
		Electrical Components and Equipment: 2.9%
166,800		Emerson Electric Co.	11,145,576
			11,145,576
		Electronics: 2.6%
381,300	@@	Koninklijke Philips Electronics NV	9,814,662
			9,814,662
		Food: 4.6%
182,600	@@	Nestle SA ADR	11,734,442
87,500	@@	Unilever NV	5,512,500
			17,246,942
		Forest Products and Paper: 1.9%
175,800		International Paper Co.	7,299,216
			7,299,216

Shares			Value
		Healthcare-Products: 2.3%
134,000		Beckman Coulter, Inc.	$8,771,640
			8,771,640
		Healthcare-Services: 2.3%
93,400		Quest Diagnostics, Inc.	8,756,250
			8,756,250
		Insurance: 8.1%
189,000		Allstate Corp.	9,544,500
175,100		American International Group, Inc.	11,092,585
257,000		MetLife, Inc.	10,023,000
			30,660,085
		Media: 2.3%
106,200		Gannett Co., Inc.	8,760,438
			8,760,438
		Miscellaneous Manufacturing: 2.7%
288,300		Honeywell Intl., Inc.	10,185,639
			10,185,639
		Oil and Gas: 12.8%
184,700		Apache Corp.	9,984,882
187,500	@@	BP PLC ADR	11,503,125
260,900		ChevronTexaco Corp.	14,245,140
249,400		Exxon Mobil Corp.	12,781,750
			48,514,897
		Oil and Gas Services: 2.6%
235,980		Halliburton Co.	9,757,773
			9,757,773
		Pharmaceuticals: 1.7%
232,200		Pfizer, Inc.	6,448,194
			6,448,194
		Retail: 2.1%
263,400		McDonald's Corp.	8,096,916
			8,096,916
		Savings and Loans: 5.6%
509,300		Sovereign Bancorp, Inc.	11,128,205
252,100		Washington Mutual, Inc.	10,262,991
			21,391,196
		Telecommunications: 4.2%
295,700		SBC Communications, Inc.	7,442,769
206,100		Verizon Communications, Inc.	8,497,503
			15,940,272
		Total Common Stock (Cost $302,128,558)	376,239,011

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MAGNACAP FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreement: 0.7%
$2,837,000	Goldman Sachs Repurchase
	Agreement 11/30/04, 2.060%,
	due 12/01/04, $2,837,162 to be
	received upon repurchase
	(Collateralized by $2,735,000
	Federal Home Loan Mortgage
	Corporation, 5.500%, Market Value
	plus accrued interest $2,893,972,
	due 07/15/06)		$2,837,000
	Total Short-Term Investments (Cost $2,837,000)		2,837,000
	Total Investments In Securities (Cost $304,965,558)*	100.0%	$379,076,011
	Other Assets and Liabilities-Net	0.0%	(114,266)
	Net Assets	100.0%	$378,961,745

@@  Foreign issuer

ADR  American Depositary Receipt

*  Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$76,661,734
Gross Unrealized Depreciation	(2,551,281)
Net Unrealized Appreciation	$74,110,453

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 96.4%
		Agriculture: 3.9%
184,580		Loews Corp.	$5,426,652
25,640		UST, Inc.	1,128,929
			6,555,581
		Airlines: 3.0%
326,840	@,L	AMR Corp.	2,951,365
296,400	@,L	Delta Air Lines, Inc.	2,065,908
			5,017,273
		Apparel: 2.1%
354,610	@,@@	Tommy Hilfiger Corp.	3,475,178
			3,475,178
		Auto Parts and Equipment: 9.8%
112,200		ArvinMeritor, Inc.	2,462,790
100,000		Dana Corp.	1,635,000
543,730	@,L	Goodyear Tire & Rubber Co.	6,861,872
644,310	L	Visteon Corp.	5,450,863
			16,410,525
		Building Materials: 2.4%
110,400		York Intl. Corp.	4,070,448
			4,070,448
		Chemicals: 5.6%
96,690		Great Lakes Chemical Corp.	2,833,017
87,680		Lubrizol Corp.	3,029,344
156,300	L	Sensient Technologies Corp.	3,602,715
			9,465,076
		Commercial Services: 6.7%
330,300	@	Convergys Corp.	4,911,561
49,000		Kelly Services, Inc.	1,489,600
683,580	@	Service Corp. Intl.	4,826,075
			11,227,236
		Computers: 7.4%
323,580	@,L	Synopsys, Inc.	5,704,715
577,590	@	Unisys Corp.	6,636,510
			12,341,225
		Diversified Financial Services: 0.6%
24,000		CIT Group, Inc.	1,026,000
			1,026,000
		Electric: 0.0%
162,000	@,L	Mirant Corp.	59,738
			59,738
		Electronics: 1.6%
302,700	@	Kemet Corp.	2,681,922
			2,681,922
		Food: 4.5%
44,000	L	Albertson's, Inc.	1,113,200
363,330	@	Del Monte Foods Co.	3,942,131
606,064	@,L	Winn-Dixie Stores, Inc.	2,424,256
			7,479,587

Shares			Value
		Healthcare-Services: 5.3%
122,800	@	Health Net, Inc.	$3,342,616
517,030	@	Tenet Healthcare Corp.	5,609,776
			8,952,392
		Home Furnishings: 3.0%
253,320		Maytag Corp.	5,091,732
			5,091,732
		Household Products/Wares: 2.1%
189,410		Tupperware Corp.	3,545,755
			3,545,755
		Insurance: 14.0%
132,200	@	Allmerica Financial Corp.	4,303,110
255,010	L	Assured Guaranty Ltd.	4,697,283
62,460	@	CNA Financial Corp.	1,630,831
69,400		Nationwide Financial Services	2,608,052
285,550	L	Phoenix Cos., Inc.	3,483,710
431,350	L	UnumProvident Corp.	6,716,119
			23,439,105
		Miscellaneous Manufacturing: 2.4%
78,600		Teleflex, Inc.	3,969,300
			3,969,300
		Office/Business Equipment: 2.8%
420,420		IKON Office Solutions, Inc.	4,742,338
			4,742,338
		Pipelines: 3.4%
548,193		El Paso Corp.	5,723,135
			5,723,135
		Retail: 5.2%
90,320		Dillard's, Inc.	2,274,258
135,000	@,L	Payless Shoesource, Inc.	1,576,800
248,220	@	Toys R US, Inc.	4,800,574
			8,651,632
		Semiconductors: 4.3%
5,136,390	@	Agere Systems, Inc.	6,985,490
19,958	@,L	Micron Technology, Inc.	221,135
			7,206,625
		Telecommunications: 6.3%
1,182,050	@	3Com Corp.	5,248,302
66,550		CenturyTel, Inc.	2,190,826
878,600	@	Cincinnati Bell, Inc.	3,162,960
			10,602,088
		Total Common Stock (Cost $160,486,053)	161,733,891

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 15.1%
	Securities Lending Collateralcc: 15.1%
$25,264,576	The Bank of New York Institutional Cash Reserves Fund		$25,264,576
	Total Short-Term Investments (Cost $25,264,576)		25,264,576
	Total Investments In Securities (Cost $185,750,629)*	111.5%	$186,998,467

	Other Assets and Liabilities-Net	(11.5)	(19,227,357)
	Net Assets	100.0%	$167,771,110

@  Non-income producing security

@@  Foreign issuer

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes is $185,798,818. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,562,208
Gross Unrealized Depreciation	(13,362,559)
Net Unrealized Appreciation	$1,199,649

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.2%
		Airlines: 3.0%
685,520	@,L	Delta Air Lines, Inc.	$4,778,074
			4,778,074
		Apparel: 4.9%
94,848		Oshkosh B'Gosh, Inc.	1,944,384
132,150		Russell Corp.	2,423,631
353,940	@,@@	Tommy Hilfiger Corp.	3,468,612
			7,836,627
		Auto Parts and Equipment: 9.9%
110,140	@	Aftermarket Technology Corp.	1,918,639
351,779	@,L	Goodyear Tire & Rubber Co.	4,439,451
140,590	L	Superior Industries Intl., Inc.	3,971,668
635,290		Visteon Corp.	5,374,553
			15,704,311
		Building Materials: 2.0%
85,490		York Intl. Corp.	3,152,016
			3,152,016
		Chemicals: 11.4%
95,260		Great Lakes Chemical Corp.	2,791,118
36,000		Lubrizol Corp.	1,243,800
55,505	@@	Octel Corp.	1,224,440
375,260	@	PolyOne Corp.	3,463,650
194,590		Sensient Technologies Corp.	4,485,300
464,700		Wellman, Inc.	4,781,762
			17,990,070
		Commercial Services: 3.1%
95,330		Kelly Services, Inc.	2,898,032
281,980	@	Service Corp. Intl.	1,990,779
			4,888,811
		Computers: 4.1%
630,600	@	Gateway, Inc.	4,294,386
173,100	@,L	Mentor Graphics Corp.	2,172,405
			6,466,791
		Electric: 0.3%
25,000		Westar Energy, Inc.	553,750
			553,750
		Electrical Components and Equipment: 2.3%
157,780		Belden CDT, Inc.	3,658,918
			3,658,918
		Electronics: 2.9%
517,940	@	Kemet Corp.	4,588,948
			4,588,948
		Food: 6.6%
125,440	@	Del Monte Foods Co.	1,361,024
675,960	@,L	Interstate Bakeries Corp.	3,934,087
1,304,837	@,L	Winn-Dixie Stores, Inc.	5,219,348
			10,514,459
		Hand/Machine Tools: 1.1%
90,220		Starrett (L.S.) Co.	1,793,574
			1,793,574

Shares			Value
		Healthcare-Services: 2.0%
560,900	@,L	OCA, Inc.	$3,208,348
			3,208,348
		Home Builders: 0.8%
127,500	@	National RV Holdings, Inc.	1,240,575
			1,240,575
		Home Furnishings: 2.0%
157,100		Maytag Corp.	3,157,710
			3,157,710
		Household Products/Wares: 8.9%
125,500		American Greetings Corp.	3,340,810
695,740	@,L	Playtex Products, Inc.	5,218,050
64,900		Russ Berrie & Co., Inc.	1,475,826
220,770		Tupperware Corp.	4,132,814
			14,167,500
		Insurance: 8.6%
73,900	@	Allmerica Financial Corp.	2,405,445
164,700	@@	Assured Guaranty Ltd.	3,033,773
29,990		Kansas City Life Insurance Co.	1,482,706
46,020		Landamerica Financial Group, Inc.	2,457,468
14,545	@	National Western Life Insurance Co.	2,359,054
155,260	L	Phoenix Cos., Inc.	1,894,172
			13,632,618
		Iron/Steel: 0.0%
4,154	L	Ryerson Tull, Inc.	67,212
			67,212
		Leisure Time: 2.2%
272,900		Callaway Golf Co.	3,209,304
19,800	@	K2, Inc.	334,224
			3,543,528
		Machinery-Diversified: 5.3%
36,290		Nacco Industries, Inc.	3,973,392
100,840		Tecumseh Products Co.	4,416,792
			8,390,184
		Mining: 0.0%
5,305		USEC, Inc.	55,862
			55,862
		Miscellaneous Manufacturing: 1.2%
33,453		Federal Signal Corp.	575,392
116,881		Myers Industries, Inc.	1,324,261
			1,899,653
		Oil and Gas Services: 1.3%
59,850		Tidewater, Inc.	2,030,711
			2,030,711
		Pipelines: 1.8%
504,090	@,L	Dynegy, Inc.	2,848,109
			2,848,109
		Retail: 7.3%
182,150	L	Dillard's, Inc.	4,586,537

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
78,100		Lone Star Steakhouse & Saloon, Inc.	$2,107,919
415,820	@,L	Payless ShoeSource, Inc.	4,856,778
			11,551,234
		Software: 1.3%
133,760	@	SPSS, Inc.	2,138,822
			2,138,822
		Telecommunications: 2.9%
1,288,633	@	Cincinnati Bell, Inc.	4,639,079
			4,639,079
		Total Common Stock (Cost $143,606,519)	154,497,494
Principal Amount			Value

SHORT-TERM INVESTMENTS: 21.4%

	Securities Lending CollateralCC: 21.4%
$34,093,573	The Bank of New York Institutional Cash Reserves		34,093,573
	Total Short-Term Investments (Cost $34,093,573)		34,093,573
	Total Investments In Securities (Cost $177,700,092)*	118.6%	$188,591,067
	Other Assets and Liabilities-Net	(18.6)	(29,562,689)
	Net Assets	100.0%	$159,028,378

@  Non-income producing security

@@  Foreign issuer

cc  Security purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes $177,739,983. Net unrealized Appreciation consists of:

Gross Unrealized Appreciation	$19,268,214
Gross Unrealized Depreciation	(8,417,130)
Net Unrealized Appreciation	$10,851,084

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 9.3%
		Computers: 0.5%
1,462,500	@,@@	Bull SA	$913,556
			913,556
		Food: 0.6%
35,000	@	Dean Foods Co.	1,108,450
			1,108,450
		Healthcare-Services: 2.1%
74,600	@	Community Health Systems, Inc.	2,062,690
22,800	@	WellPoint, Inc.	2,310,324
			4,373,014
		Investment Companies: 2.6%
45,000	@,L	SPDR Trust Series 1	5,305,050
			5,305,050
		Miscellaneous Manufacturing: 0.6%
36,000		General Electric Co.	1,272,960
			1,272,960
		Retail: 1.6%
18,000		Wal-Mart Stores, Inc.	937,080
60,000	L	Wendy's Intl., Inc.	2,140,200
			3,077,280
		Telecommunications: 1.3%
60,000		QUALCOMM, Inc.	2,497,200
			2,497,200
		Total Common Stock (Cost $13,462,240)	18,547,510
PREFERRED STOCK: 22.5%
		Auto Manufacturers: 2.8%
55,000		Ford Motor Co. Capital Trust II	2,884,750
105,000		General Motors Corp.	2,680,400
			5,565,150
		Chemicals: 0.4%
960		Hercules Trust II	844,800
			844,800
		Diversified Financial Services: 1.8%
88,300		Gabelli Asset Management, Inc.	2,301,981
48,000		Lehman Brothers Holdings, Inc.	1,233,600
			3,535,581
		Food: 1.3%
97,500		Albertson's, Inc.	2,570,100
			2,570,100
		Home Builders: 0.6%
25,000	@	Fleetwood Capital Trust	1,131,250
			1,131,250

Shares			Value
		Insurance: 5.9%
60,000		Hartford Financial Services Group, Inc.	$3,703,800
67,800		Reinsurance Group of America	4,139,190
118,000		Travelers Property Casualty Corp.	2,725,800
40,000	@@	XL Capital Ltd.	987,200
			11,555,990
		Media: 2.2%
25,000	@,L	Comcast Corp.	1,212,500
25,200		Emmis Communications Corp.	1,146,600
1,985		News Corp Finance Trust II	1,990,558
			4,349,658
		Mining: 0.9%
1,900		Freeport-McMoRan Copper & Gold, Inc.	1,869,125
			1,869,125
		Office/Business Equipment: 0.7%
9,900	@	Xerox Corp.	1,357,290
			1,357,290
		Oil and Gas: 1.3%
24,700		Chesapeake Energy Corp.	2,608,950
			2,608,950
		Pharmaceuticals: 1.2%
44,500		Omnicare, Inc.	2,327,350
			2,327,350
		Real Estate Investment Trusts: 1.6%
83,000	@	FelCor Lodging Trust, Inc.	2,058,400
20,000		Simon Property Group Inc	1,142,600
			3,201,000
		Savings and Loans: 0.9%
39,200		Sovereign Capital Trust II	1,871,800
			1,871,800
		Telecommunications: 0.9%
1,500	@	Lucent Technologies Capital Trust I	1,825,410
51,932	@,I,X,**	Winstar Communications, Inc.	5
			1,825,415
		Total Preferred Stock (Cost $43,418,025)	44,613,459
Principal Amount			Value
CONVERTIBLE CORPORATE BONDS: 67.1%
		Advertising: 1.1%
$2,000,000	L	Lamar Advertising Co., 2.875%, due 12/31/10	2,132,500
			2,132,500
		Aerospace/Defense: 1.3%
3,460,000		Spacehab, Inc., 8.000%, due 10/15/07	2,633,925
			2,633,925

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Apparel: 1.0%
$1,950,000	#	Reebok International Ltd., 2.000%, due 05/01/24	$2,025,563
			2,025,563
		Auto Parts and Equipment: 1.0%
4,000,000	L	Lear Corp.,4.000%, due 02/20/22	2,035,000
			2,035,000
		Biotechnology: 0.6%
1,485,000		ICOS Corp., 2.000%, due 07/01/23	1,254,825
			1,254,825
		Distribution/Wholesale: 2.0%
3,500,000		Costco Wholesale Corp., 0.000%, due 08/19/17	3,876,250
			3,876,250
		Diversified Financial Services: 3.9%
980,000	@@,#,L	AngloGold Holdings PLC, 2.375%, due 02/27/09	951,825
4,875,000		Lehman Brothers Holdings, Inc., 1.000%, due 09/16/10	4,424,062
2,000,000	@@,#	RepCon Lux SA, 4.500%, due 01/26/11	2,410,466
			7,786,353
		Electric: 2.3%
2,000,000	L	Centerpoint Energy, Inc., 3.750%, due 05/15/23	2,285,000
2,000,000	L	PPL Energy Supply LLC, 2.625%, due 05/15/23	2,222,500
			4,507,500
		Electrical Components and Equipment: 1.9%
1,000,000	@@	ABB Intl. Finance Ltd., 4.625%, due 05/16/07	1,052,500
3,000,000		GrafTech Intl. Ltd., 1.625%, due 01/15/24	2,707,500
			3,760,000
		Electronics: 3.6%
1,500,000	@@,L	Flextronics Intl. Ltd., 1.000%, due 08/01/10	1,753,125
3,000,000	L	Flir Systems, Inc., 3.000%, due 06/01/23	4,462,500
100,000,000	@@	Sony Corp., 0.000%, due 12/18/08	972,972
			7,188,597
		Energy-Alternate Sources: 1.3%
2,000,000	#,L	Headwaters, Inc., 2.875%, due 06/01/16	2,560,000
			2,560,000
		Entertainment: 0.9%
1,500,000		International Game Technology, 0.860%, due 01/29/33	1,179,375
480,000		Six Flags, Inc., 4.500%, due 05/15/15	511,200
			1,690,575

Principal Amount			Value
		Environmental Control: 1.5%
$3,500,000	L	Allied Waste Industries, Inc., 4.250%, due 04/15/34	$3,049,375
			3,049,375
		Healthcare-Products: 3.1%
2,900,000	L	Advanced Medical Optics Inc, 2.500%, due 07/15/24	3,200,875
2,900,000	#	Henry Schein, Inc., 3.000%, due 08/15/34	3,026,875
			6,227,750
		Healthcare-Services: 1.3%
2,000,000	L	Laboratory Corp. of America Holdings, 1.570%, due 09/11/21	1,540,000
1,000,000	L	Quest Diagnostics, Inc., 1.750%, due 11/30/21	1,088,750
			2,628,750
		Insurance: 3.9%
3,770,000	L	American Intl. Group, Inc., 0.500%, due 05/15/07	3,586,213
1,970,000	#	AmerUs Group Co., 2.000%, due 03/06/32	2,531,450
1,440,000	L	PMA Capital Corp, 6.500%, due 09/30/22	1,564,200
			7,681,863
		Internet: 2.1%
1,470,000	L	Equinix Inc, 2.500%, due 02/15/24	1,719,900
960,000	@@,#	Shanda Interactive Entertainment Ltd, 0.000%, due 10/15/14	1,168,800
1,400,000		Sohu.com, Inc., 0.700%, due 07/14/23	1,228,500
			4,117,200
		Lodging: 1.2%
1,000,000	L	Hilton Hotels Corp., 3.375%, due 04/15/23	1,148,750
1,000,000	L	Starwood Hotels & Resorts Worldwide, Inc., 3.500%, due 05/16/23	1,150,000
			2,298,750
		Media: 3.8%
2,400,000	#,L	Charter Communications Inc, 5.875%, due 11/16/09	2,568,000
2,460,000		Citadel Broadcasting Corp, 1.875%, due 02/15/11	2,198,625
1,000,000		Liberty Media Corp, 3.500%, due 01/15/31	956,250
1,920,000	@@	ZEE Telefilms Ltd, 0.500%, due 04/29/09	1,850,928
			7,573,803
		Mining: 3.4%
1,500,000	@@,L	Inco Ltd., 0.000%, due 03/29/21	1,545,000
1,985,000	@@,L	Inco Ltd., 1.000%, due 03/14/23	2,654,938

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Mining (continued)
$2,000,000	@@,L	Placer Dome, Inc., 2.750%, due 10/15/23	$2,612,500
			6,812,438
		Miscellaneous Manufacturing: 2.7%
3,500,000	@@,#	Tyco Intl. Group SA, 2.750%, due 01/15/18	5,363,750
			5,363,750
		Oil and Gas: 3.3%
1,998,000		Devon Energy Corp., 4.900%, due 08/15/08	2,210,288
2,000,000	@@,L	Formosa Petrochemical Corp., 0.000%, due 06/30/11	2,199,000
1,985,000	#,L	Pride Intl., Inc., 3.250%, due 05/01/33	2,133,875
			6,543,163
		Oil and Gas Services: 0.5%
1,000,000	@@,L	Schlumberger Ltd., 2.125%, due 06/01/23	1,077,500
			1,077,500
		Packaging and Containers: 1.0%
2,000,000	#	Sealed Air Corp., 3.000%, due 06/30/33	2,035,000
			2,035,000
		Pharmaceuticals: 7.9%
1,990,000	L	Amylin Pharmaceuticals, Inc., 2.250%, due 06/30/08	1,947,713
4,000,000		Cephalon, Inc., 2.500%, due 12/15/06	3,944,999
1,920,000	#	Isolagen Inc, 3.500%, due 11/01/24	2,133,600
3,000,000		NPS Pharmaceuticals, Inc., 3.000%, due 06/15/08	2,737,500
1,000,000	L	Sepracor, Inc., 5.000%, due 02/15/07	1,028,750
1,920,000	#	Sepracor, Inc., 0.430%, due 10/15/24	1,764,000
2,000,000		Teva Pharmaceutical Finance LLC, .500%, due 02/01/24	1,962,500
			15,519,062
		Retail: 0.6%
1,100,000		Rite Aid Corp., 4.750%, due 12/01/06	1,116,500
			1,116,500
		Savings and Loans: 2.0%
3,870,000	#	Ocwen Financial Corp., 3.250%, due 08/01/24	4,063,500
			4,063,500
		Semiconductors: 2.7%
3,000,000	L	Advanced Micro Devices, Inc., 4.750%, due 02/01/22	3,393,750
1,000,000		Cypress Semiconductor Corp, 1.250%, due 06/15/08	992,500
960,000	#	Vitesse Semiconductor Corp., 1.500%, due 10/01/24	1,053,600
			5,439,850

Principal Amount			Value
		Telecommunications: 4.0%
$2,000,000		Nextel Partners, Inc., 1.500%, due 11/15/08	$3,142,499
1,000,000	L	NII Holdings, Inc., 2.875%, due 02/01/34	1,107,500
1,470,000	L	Primus Telecommunications Group, Inc., 5.750%, due 02/15/07	1,288,088
1,980,000	L	RF Micro Devices, Inc., 1.500%, due 07/01/10	2,272,050
			7,810,137
		Transportation: 1.2%
985,000	#	Yellow Corp., 5.000%, due 08/08/23	1,636,331
490,000	#	Yellow Corp., 3.375%, due 11/25/23	711,725
			2,348,056
		Total Convertible Corporate Bonds (Cost $120,465,883)	133,157,535
CORPORATE BONDS/NOTES: 0.6%
		Building Materials: 0.6%
960,000	#,L	NCI Building Systems Inc, 2.125%, due 11/15/24	1,092,000
		Total Corporate Bonds/notes (Cost $960,000)	1,092,000
		Total Long-Term Investments (Cost $178,306,148)	197,410,504

SHORT-TERM INVESTMENTS: 27.7%

	Repurchase Agreement: 0.5%
1,065,000	Morgan Stanley Repurchase Agreement 11/30/04, 2.070%, due 12/01/04, $1,065,061 to be received upon repurchase (Collateralized by $980,000 Federal National Mortgage Association, 6.250%, Market Value plus accrued interest $1,089,368, due 07/15/06)		1,065,000
	Total Repurchase Agreement (Cost $1,065,000)		1,065,000
	Securities Lending CollateralCC: 27.2%
53,943,311	The Bank of New York Institutional Cash Reserves Fund		53,943,311
	Total Securities Lending Collateral (Cost $53,943,311)		53,943,311
	Total Short-Term Investments (Cost $55,008,311)		55,008,311
	Total Investments In Securities (Cost $233,314,459)*	127.2%	$252,418,815
	Other Assets and Liabilities-Net	(27.2)	(53,999,439)
	Net Assets	100.0%	$198,419,376

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

@  Non-income producing security

@@  Foreign issuer

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

cc  Securities purchased with cash collateral for securities loaned.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

**  Defaulted security

*  Cost for federal income tax purposes is $233,423,855. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$24,245,259
Gross Unrealized Depreciation	(5,250,299)
Net Unrealized Appreciation	$18,994,960

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 55.6%
		Aerospace/Defense: 2.2%
8,320		Boeing Co.	$445,702
4,170		General Dynamics Corp.	451,861
5,100		United Technologies Corp.	497,659
			1,395,222
		Agriculture: 0.8%
9,300		Altria Group, Inc.	534,657
			534,657
		Auto Manufacturers: 0.6%
4,800		PACCAR, Inc.	374,880
			374,880
		Banks: 3.3%
9,100		Bank of America Corp.	421,057
14,785		North Fork Bancorporation, Inc.	425,808
16,100		U.S. Bancorp	477,043
5,900		Wachovia Corp.	305,325
7,900		Wells Fargo & Co.	487,983
			2,117,216
		Beverages: 0.6%
7,900		PepsiCo, Inc.	394,289
			394,289
		Biotechnology: 1.2%
6,600	@	Amgen, Inc.	396,264
6,455	@	Biogen Idec, Inc.	378,779
			775,043
		Chemicals: 3.2%
6,225		Air Products & Chemicals, Inc.	356,381
12,900		Dow Chemical Co.	651,063
9,300		E.I. du Pont de Nemours & Co.	421,476
8,325		Praxair, Inc.	373,793
5,000		Sherwin-Williams Co.	223,000
			2,025,713
		Commercial Services: 0.9%
26,200		Cendant Corp.	593,954
			593,954
		Computers: 2.6%
11,100	@	Dell, Inc.	449,772
36,700	@	EMC Corp.	492,514
7,800		International Business Machines Corp.	735,072
			1,677,358
		Cosmetics/Personal Care: 0.7%
8,400		Procter & Gamble Co.	449,232
			449,232
		Diversified Financial Services: 6.9%
23,100		Citigroup, Inc.	1,033,726
21,800		Countrywide Financial Corp.	723,978
37,120	@	E*TRADE Financial Corp.	514,483
8,900		Goldman Sachs Group, Inc.	932,364
13,000		J.P. Morgan Chase & Co.	489,450
8,800		Lehman Brothers Holdings, Inc.	737,264
1,209	I,XX	North Atlantic Trading Co., Inc.	1
			4,431,266

Shares			Value
		Electric: 0.8%
11,100		Consolidated Edison, Inc.	$486,735
			486,735
		Electronics: 0.5%
4,510		Parker Hannifin Corp.	337,348
			337,348
		Healthcare-Products: 2.4%
6,090		Guidant Corp.	394,815
10,800		Johnson & Johnson	651,456
5,800	@	Zimmer Holdings, Inc.	473,280
			1,519,551
		Healthcare-Services: 0.8%
4,000	@	WellPoint Health Networks, Inc.	500,400
			500,400
		Insurance: 2.1%
13,380		American Intl. Group, Inc.	847,623
6,300		Chubb Corp.	480,123
			1,327,746
		Investment Companies: 1.0%
12,400		iShares Goldman Sachs Semiconductor Index Fund	651,000
			651,000
		Leisure Time: 1.4%
10,300		Carnival Corp.	546,003
6,600		Harley-Davidson, Inc.	381,612
			927,615
		Lodging: 1.1%
8,425		Marriott Intl., Inc.	478,961
4,900		Starwood Hotels & Resorts Worldwide, Inc.	256,221
			735,182
		Machinery-Diversified: 0.6%
8,700		Rockwell Automation, Inc.	411,510
			411,510
		Media: 0.8%
16,400	@	Comcast Corp.	486,260
			486,260
		Mining: 0.7%
13,300		Alcoa, Inc.	451,934
			451,934
		Miscellaneous Manufacturing: 4.7%
9,400		3M Co.	748,146
3,980		Eaton Corp.	268,252
37,200		General Electric Co.	1,315,392
19,480	@@	Tyco Intl. Ltd.	661,736
			2,993,526
		Oil and Gas: 3.2%
10,500		ChevronTexaco Corp.	573,300
19,200		Exxon Mobil Corp.	984,000
9,850	@,@@	Nabors Industries Ltd.	512,200
			2,069,500

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
		Oil and Gas Services: 2.2%
16,230		Baker Hughes, Inc.	$719,476
13,120		BJ Services Co.	664,790
			1,384,266
		Pharmaceuticals: 2.7%
5,900		Abbott Laboratories	247,564
4,210		Allergan, Inc.	309,435
11,250	@	Barr Pharmaceuticals, Inc.	439,313
13,200		Merck & Co., Inc.	369,864
13,885		Pfizer, Inc.	385,586
			1,751,762
		Retail: 3.0%
9,440		CVS Corp.	428,293
9,010	@	Kohl's Corp.	415,902
7,900		Lowe's Cos., Inc.	437,107
12,600		Wal-Mart Stores, Inc.	655,955
			1,937,257
		Semiconductors: 0.7%
19,800		Intel Corp.	442,530
			442,530
		Software: 1.5%
35,200		Microsoft Corp.	943,712
			943,712
		Telecommunications: 2.4%
13,300	@	Avaya, Inc.	218,386
26,500	@	Cisco Systems, Inc.	495,815
9,900		Qualcomm, Inc.	412,038
16,400		SBC Communications, Inc.	412,788
			1,539,027
		Total Common Stock (Cost $31,718,106)	35,665,691
PREFERRED STOCK: 0.3%
		Banks: 0.3%
16	#,XX	DG Funding Trust	173,100
			173,100
		Electric: 0.0%
1,025	XX	TECO Energy, Inc.	26,045
			26,045
		Total Preferred Stock (Cost $199,878)	199,145
WARRANTS: 0.0%
		Building Materials: 0.0%
400	I,#	Dayton Superior Corp.	4
		Telecommunications: 0.0%
500	I,X	Iridium World Communications, Inc.	-
			-
		Total Warrants (Cost $57,953)	4

Principal Amount			Value
CORPORATE BONDS/NOTES: 10.7%
		Airlines: 0.1%
$90,000		American Airlines, Inc., 7.324%, due 10/15/09	$73,136
			73,136
		Auto Manufacturers: 0.3%
24,000		Ford Motor Co., 6.625%, due 10/01/28	21,743
72,000		Ford Motor Co., 7.450%, due 07/16/31	70,244
76,000		General Motors Corp., 8.375%, due 07/15/33	77,575
			169,562
		Banks: 2.6%
40,000	@@	Australia & New Zealand Banking Group Ltd., 2.405%, due 10/29/49	34,803
48,000	@@	Banco Bradesco SA/Cayman Islands, 8.750%, due 10/24/13	51,840
109,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	122,903
40,000	@@	Bank of Ireland, 2.160%, due 12/29/49	34,656
30,000	@@	Bank of Nova Scotia, 2.115%, due 08/31/85	24,885
50,000		BankAmerica Capital II, 8.000%, due 12/15/26	54,169
43,000	@@,#	Danske Bank A/S, 5.914%, due 12/29/49	45,157
20,000	@@	Den Norske Bank ASA, 2.125%, due 08/29/49	16,575
80,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	96,579
53,000		FBS Capital I, 8.090%, due 11/15/26	57,623
45,000	@@,#	HBOS Capital Funding LP, 6.071%, due 06/30/49	47,813
150,000	@@	HSBC Bank PLC, 1.971%, due 06/29/49	129,903
80,000	@@	Lloyds TSB Bank PLC, 2.090%, due 08/29/49	68,263
80,000	@@	Lloyds TSB Bank PLC, 2.188%, due 06/29/49	71,154
71,000		M & T Bank Corp., 3.850%, due 04/01/13	70,087
51,000		Mellon Capital I, 7.720%, due 12/01/26	55,169
30,000	@@	National Australia Bank Ltd., 2.361%, due 10/29/49	26,102
90,000		National Westminster Bank PLC, 2.563%, due 11/29/49	76,704
58,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	58,704
70,000	@@	Royal Bank of Canada, 1.750%, due 06/29/85	59,921
30,000	@@	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	26,414
20,000	@@	Societe Generale, 2.705%, due 11/29/49	17,150
130,000	@@,C	Standard Chartered PLC, 2.070%, due 12/29/49	104,325

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Banks (continued)
$160,000	@@,C	Standard Chartered PLC, 2.813%, due 11/29/49	$127,563
49,000		Wells Fargo Capital I, 7.960%, due 12/15/26	53,156
30,000	@@	Westpac Banking Corp., 2.338%, due 09/29/49	25,910
155,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	151,510
			1,709,038
		Beverages: 0.4%
145,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	165,844
11,000	@@	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	13,640
80,000	#,S	Miller Brewing Co., 4.250%, due 08/15/08	80,504
			259,988
		Chemicals: 0.1%
23,000		Dow Chemical Co., 5.750%, due 11/15/09	24,509
22,000	@@,#,S	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	23,391
			47,900
		Diversified Financial Services: 1.6%
22,118	@@,#	Arcel Finance Ltd., 5.984%, due 02/01/09	22,884
47,000	@@,#,S	Arcel Finance Ltd., 6.361%, due 05/01/12	46,872
46,000	@@,#	Arcel Finance Ltd., 7.048%, due 09/01/11	47,523
122,000	@@,#	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	121,390
51,000		Citigroup Capital II, 7.750%, due 12/01/36	54,578
51,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	55,549
72,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	71,661
30,000	@@	Financiere CSFB NV, 2.125%, due 03/29/49	24,877
24,000		Ford Motor Credit Co., 7.000%, due 10/01/13	25,081
106,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	136,557
14,000		JPM Capital Trust I, 7.540%, due 01/15/27	14,946
45,000		JPM Capital Trust II, 7.950%, due 02/01/27	48,771
135,000	#,XX	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	134,477
66,453	@@,#	PF Export Receivables Master Trust, 3.748%, due 06/01/13	64,266
101,236	@@,#	PF Export Receivables Master Trust, 6.436%, due 06/01/15	100,308
69,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	77,491
			1,047,231

Principal Amount			Value
		Electric: 1.6%
$100,000	@@,#	AES Gener SA, 7.500%, due 03/25/14	$104,750
74,842	#	Allegheny Energy Supply Statutory Trust 2001, 10.250%, due 11/15/07	85,881
8,344	#	Allegheny Energy Supply Statutory Trust 2001, 13.000%, due 11/15/07	9,137
91,880		CE Generation LLC, 7.416%, due 12/15/18	95,038
81,000		Consumers Energy Co., 4.250%, due 04/15/08	81,636
62,000	S	DTE Energy Co, 2.740%, due 06/01/07	62,356
98,000	@@,S	Empresa Nacional de Electricidad SA/Chile, 8.625%, due 08/01/15	113,438
116,000		Enterprise Capital Trust II, 3.195%, due 06/30/28	110,454
69,000		Monongahela Power Co., 7.360%, due 01/15/10	75,630
106,000		Ohio Power Co., 6.375%, due 07/15/33	109,111
11,970	#,S	Power Contract Financing LLC, 5.200%, due 02/01/06	12,098
47,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	48,951
18,094		PPL Montana LLC, 8.903%, due 07/02/20	20,458
26,000		Sithe/Independence Funding, 9.000%, due 12/30/13	28,688
31,810	@@,#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	33,073
63,000	S	TXU Corp, 4.446%, due 11/16/06	63,785
			1,054,484
		Food: 0.4%
35,000	S	Kroger Co., 7.250%, due 06/01/09	38,990
65,000	S	Safeway, Inc., 4.800%, due 07/16/07	66,517
45,000		Supervalu, Inc., 7.875%, due 08/01/09	51,565
89,000	S	Tyson Foods, Inc., 7.250%, due 10/01/06	94,698
			251,770
		Gas: 0.1%
67,000	#,S	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	71,606
			71,606
		Healthcare-Services: 0.1%
50,000		HCA, Inc., 5.500%, due 12/01/09	49,814
			49,814
		Home Builders: 0.0%
4,000		Technical Olympic USA, Inc., 9.000%, due 07/01/10	4,330
			4,330

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Insurance: 0.4%
$18,000	@@,#	Farmers Insurance Exchange, 6.000%, due 08/01/14	$17,862
26,000	@@,#	Farmers Insurance Exchange, 8.625%, due 05/01/24	30,180
54,000	@@,#	Monumental Global Funding II, 3.850%, due 03/03/08	53,964
53,000	S	Prudential Financial, Inc., 4.104%, due 11/15/06	53,570
88,000	@@,#	Zurich Capital Trust I, 8.376%, due 06/01/37	97,489
			253,065
		Media: 0.1%
48,000		COX Communications, Inc., 6.850%, due 01/15/18	50,132
10,000	@@	Rogers Cable, Inc., 6.750%, due 03/15/15	10,200
			60,332
		Mining: 0.2%
47,000	@@,#	Corp Nacional del Cobre de Chile, 5.500%, due 10/15/13	48,335
74,000	@@,S	Vale Overseas Ltd., 8.625%, due 03/08/07	82,214
			130,549
		Multi-National: 0.2%
124,000	@@,S	Corp Andina de Fomento CAF, 6.875%, due 03/15/12	137,660
			137,660
		Oil and Gas: 1.0%
59,000		Amerada Hess Corp., 6.650%, due 08/15/11	64,592
67,000	@@,#	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	64,799
76,000	@@,#	Gazprom International SA, 7.201%, due 02/01/20	79,420
53,000	@@	Husky Energy, Inc., 6.150%, due 06/15/19	55,969
104,000	#	Pemex Project Funding Master Trust, 3.180%, due 06/15/10	106,860
37,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	40,460
37,000	@@	Petroleos Mexicanos, 9.250%, due 03/30/18	44,955
22,868	@@	Petrozuata Finance, Inc., 7.630%, due 04/01/09	23,868
100,000	@@	Tengizchevroil Finance Co S.ar.1, 6.124%, due 11/15/14	100,000
42,000		Valero Energy Corp., 8.750%, due 06/15/30	54,429
			635,352
		Packaging and Containers: 0.1%
32,000	#	Sealed Air Corp., 5.375%, due 04/15/08	33,308
			33,308

Principal Amount			Value
		Real Estate: 0.2%
$70,000		EOP Operating LP, 7.750%, due 11/15/07	$77,461
61,000	S	Liberty Property LP, 7.750%, due 04/15/09	68,490
			145,951
		Real Estate Investment Trusts: 0.5%
11,000		Liberty Property Trust, 6.375%, due 08/15/12	11,824
99,000		Rouse Co., 7.200%, due 09/15/12	105,881
50,000		Rouse Co., 8.000%, due 04/30/09	54,780
54,000		Simon Property Group LP, 4.875%, due 03/18/10	54,711
96,000	S	Simon Property Group LP, 6.375%, due 11/15/07	102,489
			329,685
		Savings and Loans: 0.1%
48,000		Great Western Financial, 8.206%, due 02/01/27	52,248
			52,248
		Telecommunications: 0.5%
101,000		AT&T Corp., 9.750%, due 11/15/31	117,539
65,000		BellSouth Corp., 4.200%, due 09/15/09	64,782
43,000	S	Sprint Capital Corp., 4.780%, due 08/17/06	43,877
15,000	S	Sprint Capital Corp., 8.375%, due 03/15/12	18,147
53,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	51,097
500,000	I,X,**	Winstar Communications, Inc., 0.000%, due 04/15/10	50
			295,492
		Transportation: 0.1%
42,000	@@,#	MISC Capital Ltd., 6.125%, due 07/01/14	44,616
			44,616
		Total Corporate Bonds/Notes (Cost $7,204,050)	6,857,117
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.7%
		Federal Home Loan Bank: 0.4%
270,000		3.250%, due 12/17/07	268,005
			268,005
		Federal Home Loan Mortgage Corporation: 4.0%
556,000		2.700%, due 03/16/07	549,128
361,000		4.500%, due 10/15/12	364,106
93,437		4.500%, due 04/01/14	93,307
54,000	W	5.500%, due 12/15/18	55,671
96,000		5.875%, due 03/21/11	103,118
93,813		6.000%, due 04/01/14	98,592
556,260		6.000%, due 01/15/29	576,823
193,012		6.500%, due 12/01/31	202,528
488,000	W	7.000%, due 12/15/34	517,585
			2,560,858

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Federal National Mortgage Association: 9.0%
$325,000		2.875%, due 05/19/08	$316,724
141,000		4.750%, due 12/25/42	141,842
420,000	W	5.000%, due 12/01/17	425,644
2,562,000	W	5.000%, due 01/15/34	2,521,167
150,000		5.250%, due 08/01/12	154,419
5,070	W	5.500%, due 12/15/19	5,230
569,000	W	5.500%, due 01/01/33	574,156
199,639		6.000%, due 08/01/16	209,314
67,686		6.000%, due 10/01/18	70,959
344,344		6.000%, due 07/25/29	355,621
145,711		6.000%, due 04/25/31	150,885
96,000		6.000%, due 12/15/33	99,090
211,000		6.000%, due 01/15/34	217,264
231,000		6.500%, due 12/15/34	242,406
135,000		6.625%, due 11/15/10	152,115
35,691		7.500%, due 09/01/30	38,269
65,451		7.500%, due 06/25/32	70,164
84,049		7.500%, due 01/25/48	89,569
			5,834,838
		Government National Mortgage Association: 0.3%
164,311		6.500%, due 06/15/29	173,404
			173,404
		Total U.S. Government Agency Obligations (Cost $8,845,801)	8,837,105
U.S. TREASURY OBLIGATIONS: 7.1%
		U.S. Treasury Bonds: 2.4%
229,000	W	4.250%, due 11/15/14	227,104
885,000	S	5.375%, due 02/15/31	931,739
121,000		6.250%, due 08/15/23	138,876
228,000	S	10.375%, due 11/15/12	272,986
			1,570,705
		U.S. Treasury Notes: 4.4%
1,530,000		1.625%, due 01/31/05	1,529,284
237,000		2.875%, due 11/30/06	236,426
175,000		3.000%, due 11/15/07	173,742
906,000	S	3.500%, due 11/15/09	898,073
			2,837,525
		U.S. Treasury STRIP: 0.3%
325,000	S	4.870%, due 05/15/16	188,545
			188,545
		Total U.S. Treasury Obligations (Cost $4,637,354)	4,596,775
ASSET-BACKED SECURITIES: 3.2%
		Automobile Asset-Backed Securities: 0.3%
95,000		Capital One Auto Finance Trust, 3.180%, due 09/15/10	94,176
50,000		Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	48,759
40,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	39,319
			182,254

Principal Amount			Value
		Credit Card Asset-Backed Securities: 0.4%
$55,000		Bank One Issuance Trust, 4.540%, due 09/15/10	$55,808
55,000		Capital One Master Trust, 4.900%, due 03/15/10	56,883
95,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	98,492
75,000		MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	77,624
			288,807
		Home Equity Asset-Backed Securities: 2.1%
89,900		Asset Backed Funding Certificates, 2.461%, due 11/25/33	89,930
157,159	XX	Bayview Financial Acquisition Trust, 2.694%, due 09/28/43	157,343
267,966		Centex Home Equity, 2.460%, due 01/25/34	268,383
294,505		Emergent Home Equity Loan Trust, 7.080%, due 12/15/28	301,456
236,000		GSAA Trust, 5.242%, due 05/25/35	234,553
103,738		Merrill Lynch Mortgage Investors, Inc., 2.541%, due 07/25/34	103,847
38,662		Residential Asset Mortgage Products, Inc., 2.491%, due 06/25/33	38,654
143,994		Residential Asset Securities Corp., 2.491%, due 12/25/33	144,283
			1,338,449
		Other Asset-Backed Securities: 0.4%
34,678	XX	Amortizing Residential Collateral Trust, 2.681%, due 05/25/32	34,657
11,000		Chase Funding Mortgage Loan, 2.734%, due 09/25/24	10,944
7,000		Chase Funding Mortgage Loan, 4.045%, due 05/25/33	7,036
52,488		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.481%, due 07/25/33	52,550
96,000	XX	First Horizon Asset Back Trust, 0.000%, due 10/25/34	96,000
8,000	XX	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	7,980
8,000	XX	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	7,983
			217,150
		Total Asset-backed Securities (Cost $2,022,196)	2,026,660

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 11.2%
		Commercial Mortgage-Backed Securities: 2.4%
$81,000		Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	$81,394
79,000		COMM, 3.600%, due 03/10/39	77,665
303,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	302,519
40,000		CS First Boston Mortgage Securities Corp., 7.792%, due 04/14/62	46,162
215,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	231,638
60,000	#	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	65,433
570,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	640,777
97,000		GE Capital Commercial Mortgage Corp., 5.994%, due 12/10/35	103,893
			1,549,481
		Federal Home Loan Mortgage Corporation: 0.7%
469,538		Freddie Mac, 2.740%, due 04/15/32	473,362
			473,362
		Whole Loan Collateral PAC: 1.1%
141,376		GSR Mortgage Loan Trust, 2.581%, due 10/25/32	141,421
184,642		MASTR Alternative Loans Trust, 2.581%, due 11/25/33	184,895
112,723		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	114,742
239,756		Washington Mutual, 2.580%, due 03/25/34	240,236
			681,294
		Whole Loan Collateralized Mortgage Obligations: 7.0%
203,712		Banc of America Funding Corp, 5.750%, due 09/20/34	206,434
320,763		Bank of America Alternative Loan Trust, 2.631%, due 12/25/33	321,260
134,393		Bank of America Mortgage Securities, 2.631%, due 12/25/33	134,582
113,471		Bank of America Mortgage Securities, 5.000%, due 12/25/18	114,216
115,217		Bank of America Mortgage Securities, 5.000%, due 06/25/33	114,749
69,629		Bank of America Mortgage Securities, 5.250%, due 11/25/19	70,586
63,823		Bank of America Mortgage Securities, 5.500%, due 11/25/33	63,215
111,134		Citicorp Mortgage Securities, Inc., 2.433%, due 10/25/33	110,913

Principal Amount			Value
		Whole Loan Collateralized Mortgage Obligations: (continued)
$70,502		Countrywide Alternative Loan Trust, 2.581%, due 07/25/18	$70,647
108,225		Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	108,935
117,715		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	118,487
99,000		Countrywide Home Loan Mortgage Pass Through Trust, 6.000%, due 11/25/34	102,240
114,000		CS First Boston Mortgage Securities Corp., 4.147%, due 10/25/33	113,167
139,081		GMAC Mortgage Corp. Loan Trust, 5.250%, due 04/25/34	139,463
230,000		GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	233,620
121,455		GSR Mortgage Loan Trust, 6.500%, due 01/25/34	126,655
96,432		Homebanc Mortgage Trust, 2.611%, due 08/25/29	96,384
161,000	XX	MASTR Alternative Loans Trust, 0.000%, due 01/15/20	165,025
109,000		MASTR Alternative Loans Trust, 5.750%, due 09/25/34	110,851
198,909		MASTR Alternative Loans Trust, 6.000%, due 09/25/34	204,007
92,021		MASTR Asset Securitization Trust, 2.631%, due 11/25/33	92,222
98,000		MASTR Asset Securitization Trust, 5.500%, due 09/25/34	96,630
80,784		MLCC Mortgage Investors, Inc., 2.541%, due 04/25/29	80,920
139,324		Prime Mortgage Trust, 5.250%, due 11/25/19	141,240
132,467		Residential Accredit Loans, Inc., 2.631%, due 03/25/18	132,729
99,000		Residential Asset Securitization Trust, 5.500%, due 11/25/34	97,580
143,000		Residential Funding Mortgage Sec I, 5.750%, due 09/25/34	143,522
581,144		Thornburg Mortgage Securities Trust, 2.531%, due 12/25/33	581,322
141,004		Washington Mutual, 6.000%, due 06/25/34	144,617
182,847		Wells Fargo Mortgage Backed Securities Trust, 2.681%, due 02/25/34	183,185
130,000		Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	124,671
			4,544,074
		Total Collateralized Mortgage Obligations (Cost $7,298,929)	7,248,211

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
OTHER BONDS: 0.5%
		Sovereign: 0.5%
$29,118	@@	Brazilian Government Intl. Bond, 3.125%, due 04/15/12	$27,367
22,000	@@	Brazilian Government Intl. Bond, 12.250%, due 03/06/30	27,940
36,000	@@,S	Colombia Government Intl. Bond, 10.000%, due 01/23/12	40,950
59,000	@@	Dominican Republic, 9.040%, due 01/23/13	51,478
71,000	@@	Russian Federation, 5.000%, due 03/31/30	70,840
28,000	@@,S	Turkey Government Intl. Bond, 12.375%, due 06/15/09	34,860
14,000	@@,#	Ukraine Government Intl. Bond, 7.650%, due 06/11/13	14,175
50,847	@@,S,XX	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	58,800
15,000	@@	Venezuela Government Intl. Bond, 8.500%, due 10/08/14	15,638
		Total Other Bonds (Cost $321,737)	342,048
MUNICIPAL BONDS: 0.1%
		Municipal: 0.1%
25,000		City of New York NY, 5.000%, due 11/01/08	26,966
25,000		City of New York NY, 5.000%, due 11/01/11	27,300
25,000		City of New York NY, 5.000%, due 11/01/15	27,156
		Total Municipal Bonds (Cost $82,205)	81,422
		Total Long-Term Investments (Cost $62,388,209)	65,854,178

SHORT-TERM INVESTMENTS: 5.1%

	Repurchase Agreement: 5.1%
3,292,000	Morgan Stanley Repurchase Agreement 11/30/04, 2.070%, due 12/01/04, $3,292,189 to be received upon repurchase (Collateralized by $3,220,000 various U.S. Government Agency Obligation, 4.750%-5.250%, Market Value plus accrued interest $3,365,716, due 01/02/07-08/01/12)		3,292,000
	Total Short-Term Investments (Cost $3,292,000)		3,292,000
	Total Investments In Securities (Cost $65,680,209)*	107.5%	$69,146,178
	Other Assets and Liabilities-Net	(7.5)	(4,849,488)
	Net Assets	100.0%	$64,296,690

@  Non-income producing security

@@  Foreign issuer

STRIP  Separate Trading of Registered Interest and Principal of Securities

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

W  When-issued or delayed delivery security.

S  Segregated securities for futures, when-issued or delayed delivery securities held at November 30, 2004.

I  Illiquid security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

XX  Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund's valuation procedures.

**  Defaulted security

*  Cost for federal income tax purposes is $65,725,180. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,643,604
Gross Unrealized Depreciation	(1,222,606)
Net Unrealized Depreciation	$3,420,998

Information concerning open futures for ING Equity and Bond Fund at November 30, 2004 is shown below:

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
U.S. 2 Year Treasury Note	3	$(630,797)	01/05/05	$595
U.S. 10 Year Treasury Note	10	(1,114,531)	12/30/04	10,731
		$(1,745,328)		$11,326
Long Contracts
U.S. Long Bond	7	$777,656	12/30/04	$(4,285)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING REAL ESTATE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 93.2%
		Apartments: 19.0%
99,600	L	Apartment Investment & Management Co.	$3,622,452
338,100	L	Archstone-Smith Trust	12,340,650
102,600	L	AvalonBay Communities, Inc.	7,294,860
154,500	L	Camden Property Trust	7,575,135
60,200	L	Essex Property Trust, Inc.	4,847,906
30,000	L	Post Properties, Inc.	1,023,000
424,500		United Dominion Realty Trust, Inc.	9,759,255
			46,463,258
		Diversified: 8.0%
127,100	@	American Campus Communities, Inc.	2,656,390
204,000		Liberty Property Trust	8,364,000
116,600		Vornado Realty Trust	8,570,100
			19,590,490
		Health Care: 2.0%
385,800		Omega Healthcare Investors, Inc.	4,826,358
			4,826,358
		Hotels: 5.0%
465,500		Host Marriott Corp.	7,289,730
81,100		LaSalle Hotel Properties	2,489,770
167,800		Strategic Hotel Capital, Inc.	2,533,780
			12,313,280
		Office Property: 21.7%
205,000		Arden Realty, Inc.	7,380,000
199,100		Boston Properties, Inc.	11,981,838
176,650		Corporate Office Properties Trust SBI MD	4,907,337
54,000		Mack-Cali Realty Corp.	2,361,960
277,800		Maguire Properties, Inc.	7,308,918
85,400		Prentiss Properties Trust	3,193,106
150,100	L	SL Green Realty Corp.	8,650,263
439,000		Trizec Properties, Inc.	7,230,330
			53,013,752
		Regional Malls: 18.5%
70,900		CBL & Associates Properties, Inc.	5,196,261
182,900		General Growth Properties, Inc.	6,275,299
140,100	L	Macerich Co.	8,509,674
198,900		Mills Corp.	11,806,704
214,800		Simon Property Group, Inc.	13,334,784
			45,122,722
		Shopping Centers: 10.3%
148,400		Acadia Realty Trust	2,248,260
164,900	L	Developers Diversified Realty Corp.	7,098,945
122,400		Pan Pacific Retail Properties, Inc.	7,258,320
166,700		Regency Centers Corp.	8,668,400
			25,273,925
		Storage: 1.0%
173,300		Extra Space Storage, Inc.	2,408,870
			2,408,870

Shares			Value
		Warehouse: 7.7%
207,279	L	Catellus Development Corp.	$6,508,561
305,200		ProLogis	12,278,196
			18,786,757
		Total Real Estate Investment Trust (Cost $173,275,454)	227,799,412
COMMON STOCK: 5.1%
		Hotels and Motels: 5.1%
238,700	L	Starwood Hotels & Resorts Worldwide, Inc.	12,481,623
		Total Common Stock (Cost $8,829,008)	12,481,623
		Total Long-Term Investments (Cost $182,104,462)	240,281,035
Principal Amount			Value

SHORT-TERM INVESTMENTS: 3.7%

	Securities Lending CollateralCC: 3.7%
$9,043,070	The Bank of New York Institutional Cash Reserves Fund		9,043,070
	Total Short-Term Investments (Cost $9,043,070)		9,043,070
	Total Investments In
	Securities (Cost
	$191,147,532)*	102.0%	$249,324,105
	Other Assets and Liabilities-Net	(2.0)	(4,954,005)
	Net Assets	100.0%	$244,370,100

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes is $189,916,706. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$59,407,399
Gross Unrealized Depreciation	-
Net Unrealized Appreciation	$59,407,399

See Accompanying Notes to Financial Statements

(THIS PAGE INTENTIONALLY LEFT BLANK)

ING Funds Distributor, LLC offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180.

Domestic Equity and Income Funds

ING Balanced Fund
ING Convertible Fund
ING Equity and Bond Fund
ING Equity Income Fund
ING Real Estate Fund

Domestic Equity Growth Funds

ING Disciplined LargeCap Fund
ING Growth Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING SmallCap Opportunities Fund
ING Small Company Fund

Domestic Equity Index Funds

ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

Domestic Equity Value Funds

ING Financial Services Fund
ING LargeCap Value Fund
ING MagnaCap Fund
ING MidCap Value Fund
ING SmallCap Value Fund
ING Value Opportunity Fund

Fixed Income Funds

ING GNMA Income Fund
ING Government Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING National Tax Exempt Bond Fund

Global Equity Funds

ING Global Equity Dividend Fund
ING Global Real Estate Fund
ING Global Science and Technology Fund
ING Worldwide Growth Fund

International Equity Funds

ING Emerging Countries Fund
ING Foreign Fund
ING International Fund
ING International Growth Fund
ING International SmallCap Growth Fund
ING International Value Fund
ING Precious Metals Fund
ING Russia Fund

Loan Participation Fund

ING Senior Income Fund

Money Market Funds*

ING Aeltus Money Market Fund
ING Classic Money Market Fund
ING Lexington Money Market Trust
ING Money Market Fund

Strategic Allocation Funds

ING Strategic Allocation Balanced Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Income Fund

*  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrants use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrants' website at www.ingfunds.com and (3) on the SEC's website at www.sec.gov.

Information regarding how the Registrants voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrants' website at www.ingfunds.com and on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrants file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrants' Forms N-Q are available on the SEC's website at www.sec.gov. The Registrants' Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrants by calling Shareholder Services toll-free at 800-992-0180.

Investment Manager

ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Legal Counsel

Dechert
1775 I Street, N.W.
Washington, D.C. 20006

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

PRSAR-UFDEABCMO (1104-012805)

Funds

Semi-Annual Report

November 30, 2004

Classes I and Q

Domestic Equity Growth Funds	Domestic Equity And Income Funds

■ ING Disciplined LargeCap Fund	■ ING Convertible Fund

■ ING LargeCap Growth Fund	■ ING Equity and Bond Fund

■ ING MidCap Opportunities Fund	■ ING Real Estate Fund

■ ING SmallCap Opportunities Fund

Domestic Equity Value Funds

■ ING LargeCap Value Fund

■ ING MagnaCap Fund

■ ING MidCap Value Fund

■ ING SmallCap Value Fund

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

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Just go to www.ingfunds.com, click on the E-Delivery icon from the home page, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT'S LETTER

Dear Shareholder:

The past year has brought about numerous changes in the mutual funds industry, including requests for additional disclosures. I would like to draw your attention to some additional information you will now see in the reports due, in part, to these new requirements:

•  You will see a new section entitled "Shareholder Expense Examples". These examples are intended to illustrate for you the ongoing costs of investing in a mutual fund and to provide a method to compare those costs with the ongoing costs of investing in other mutual funds.

•  In addition to the normal performance tables included in the Portfolio Managers' Reports, there are now additional graphical or tabular presentations, which illustrate the current holdings of the funds as of the period-end.

•  Each fund now also files its complete schedule of portfolio holdings with the Securities Exchange Commission ("SEC") for the first and third quarters of each fiscal year on
Form N-Q. These Forms are available for shareholders to view on the SEC's website at www.sec.gov.

We welcome these changes and believe that they will provide valuable information to our shareholders. We hope you will find these additional disclosures beneficial and easy to understand.

On behalf of ING Funds, I thank you for your continued support and confidence and look forward to serving you in 2005 and beyond.

Sincerely,

James M. Hennessy

President

ING Funds

January 25, 2005

JAMES M. HENNESSY

1

MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2004

Two months prior to the start of our fiscal year, the economic outlook had changed radically. On April 2, 2004, a very bullish U.S. employment report had sparked a few days of euphoria that vanished as it became clear that as the job market tightens, inflation picks up and rising interest rates cannot be far away. This was followed up with another strong report in May and by mid-month major stock and bond markets had negative returns for 2004. Markets were off their lows as we started our half year and in this period, as we shall see below, sentiment would undergo two more major reversals, accompanied by record-breaking market movements.

Global equities added 9.0% from the end of May through November according to the Morgan Stanley Capital International ("MSCI") World Index(1) in dollars including net dividends, just under half due to dollar weakness. Among currencies, the euro, yen and pound all gained on the dollar, although the pendulum swung back and forth. Ultimately, the dollar succumbed to record U.S. trade deficits, and latterly, to fears that non-U.S. investors might diversify out of U.S. financial assets. By the end of November 2004, the euro had gained 8.9% and a new all time record against the dollar. The yen rose 6.2% to a level not seen since early 2000, while the pound stood 4.2% higher at a remarkable 12-year peak. On a trade-weighted basis, the dollar plumbed 9-year lows.

Investment grade U.S. fixed income classes initially bore the brunt of fears of a new cycle of rising interest rates from multi-decade low levels, as evidence mounted that inflation was on the rise. In the six months ended November 30, 2004, the Federal Open Market Committee (FOMC) would increase the Federal Reserves Funds rate four times to 2.0%, even as the economy clearly decelerated again. During this time, the total return of the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds was 3.8%. High yield bonds fared comparatively well, the Lehman Brothers U.S. Corporate High Yield Bond Index(3) returning 9.6% for the six months. In a similar vein there was a notable flattening of the yield curve, as short-term interest rates marched up in anticipation of continued monetary tightening, while bond yields ignored this and fell in the face of mostly tame economic data. For the six months, the yield on 10-year Treasury Notes fell by 30 basis points to 4.4%, but the yield on 13-week Treasury Bills rose 113 basis points to 2.2%.

The U.S. equities market in the form of the Standard & Poor's ("S&P") 500 Index(4) rose 5.7% including dividends in the six months ended November 30, 2004. At that point the market was trading at a price to earnings ("P/E") level of just under 16 times 2005 estimated earnings. As mentioned above, strong monthly employment reports from April 2004 set the tone. After an initial scare about the rise in interest rates that this implied, investors regained their nerve and as the Federal Reserve embarked on its tightening cycle at the end of June the market was challenging its best levels of 2004. And yet in the week before the increase the wind seemed to shift again with some unexpectedly downbeat economic releases. From July through October 2004, the employment reports were neutral to shockingly weak, while oil prices continued their rise, peaking on Friday, October 22 at 41% above end of May 2004 levels. This effective deflationary "tax" on worldwide consumers troubled equity markets, and the S&P 500 Index reached its lowest point of 2004 on August 12. From there, however, oil prices retreated by 13% and that, combined with a clear election result, perceived to be business and shareholder friendly, plus a new, powerful employment report, caused sentiment to shift yet again. By the end of November, the S&P 500 Index had breached levels not seen since before September 11, 2001, bolstered by an upward revision to third quarter gross domestic product ("GDP") growth to 3.9%.

In international equities markets, for the six months ended November 30, 2004, Japan rose 4.8% in dollars, according to the MSCI Japan Index(5) with net dividends, but fell 2.6% in yen. At that point, stocks were trading at nearly 16 times 2005 estimated earnings. Initially encouraged by surprisingly strong, export led, 6.1% first quarter GDP growth, investors became disillusioned by a likely slow down in China, rising oil prices and a slumping dollar. By the third quarter, GDP growth had fallen to a depressingly flat 0.1%.

Meanwhile, European excluding ("ex") UK markets gained 15.5% in dollars, about five-eighths due to dollar weakness, according to the MSCI Europe ex UK Index(6) with net dividends. In local currency terms, the region's markets reached a 28-month high during November 2004, and were then trading on average at just over 13 times 2005 estimated earnings. Growth in this region is held back by weak domestic demand, restrained by 8.9% unemployment in inflexible labor markets. This region's main attraction is its relative

2

MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2004

cheapness; the concern is the fragility of this picture, given its export dependency.

The UK market rose 12.1% in dollars between May and November 2004, based on the MSCI UK Index(7) with net dividends. In pounds, the market rose 7.5%, attaining the highest mark since mid-2002, and traded at about 161/2 times 2005 estimated earnings. Unlike Continental Europe, the UK economy strains at full employment, with over-committed, property owning consumers, enriched (at least in their own minds), by a housing price bubble. The Bank of England has been trying, with five interest rate increases since November 2003, to cool demand and by the end of November seemed to be succeeding.

(1)  The MSCI World Index measures the performance of over 1,400 securities listed on exchanges in the United States, Europe, Canada, Australia, New Zealand and the Far East.

(2)  The Lehman Brothers Aggregate Bond Index is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(3)  The Lehman Brothers U.S. Corporate High Yield Bond Index is generally representative of corporate bonds rated below investment-grade.

(4)  The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(5)  The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6)  The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7)  The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

ING DISCIPLINED LARGECAP FUND

PORTFOLIO MANAGERS' REPORT

The ING Disciplined LargeCap Fund (the "Fund") seeks capital appreciation. The Fund is managed by a team of investment professionals led by Hugh T.M. Whelan Sr., CFA, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class I shares provided a total return of 7.56% compared to the Standard & Poor's ("S&P") 500 Index(4), which returned 5.67% for the same period.

Portfolio Specifics: Performance benefited from good stock selection. Sector allocation, market timing, and other macro themes played no significant role in the Fund's outperformance of its benchmark.

Relative performance during the first five months of this period was positive, but somewhat restrained. The market headed down going into August weighed by oil's ascent and the beginning of a season full of large events, such as the Olympics and the Democratic and Republican conventions, which were perceived to be prime targets for terrorists. As each potential disaster passed without incident, the market slowly drifted up, until by the end of October it was roughly back to where it had started. Throughout this period, we incrementally added value, especially in the information technology and health care sectors. Stock selection in these sectors was helped by our model's earnings quality and valuation factors. Price momentum and other market recognition factors were detrimental to security selection in these sectors. Security selection during this time was weakest in the financials sector where historically successful factors, such as earnings momentum and earnings surprise, failed to provide positive guidance.

A market catalyst emerged after the election. In November, the S&P 500 Index returned a robust 4.1%, and we generated as much outperformance in November as we did in the preceding five months. The markets seemed to ease its concern over macro fears and concentrate more on individual stock stories. Like the first five months of the reporting period, stock selection within the health care and information technology sectors was particularly successful. However, this time the factors that proved to be the strong indicators of performance were market recognition factors, such as price momentum and analyst estimate revision. Factors that tended not to work as well were those that monitor management behavior, such as capital expenditures intensity. Stock selection in November was weakest in the industrial sector.

For the full six-month performance period, roughly half our outperformance came in November and the other half was spread out over the preceding five months. We had strong stock selection in the health care and information technology sector and weak stock selection in the financial and industrial sectors.

Current Strategy and Outlook: Our strategy going forward is to continue our focus on bottom-up stock selection using the criteria of positive business momentum, valuation, and market recognition. The Fund is overweight in the consumer discretionary and energy sectors and underweight in the industrials and financials sectors. However, our overall sector exposures are a result of our bottom-up stock picking and are by design quite close to the S&P 500 Index so that nearly all of our relative performance is driven by individual stock selection.

The outlook for equities is positive with third calendar quarter earnings hitting seventeen percent and the non-farm payroll report almost double expectations. The Federal Reserve signaled its intentions to continue with its "measured" increase in rates and in November lifted the fed funds rate to 2.00%, still considered to be accommodative. Robust corporate profits, strong jobs numbers and inflation fighting Federal Reserve all bode well for equities.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Exxon Mobil Corp.	3.7%
General Electric Co.	3.1%
Microsoft Corp.	2.6%
Johnson & Johnson	2.5%
American International Group, Inc.	2.5%
International Business Machines Corp.	2.4%
Procter & Gamble Co.	2.1%
Citigroup, Inc.	2.0%
Wal-Mart Stores, Inc.	2.0%
Pfizer, Inc.	1.9%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

4

PORTFOLIO MANAGERS' REPORT  ING DISCIPLINED LARGECAP FUND

Average Annual Total Returns for the Periods Ended November 30, 2004
	1 Year	5 Year	Since Inception December 30, 1998
Class I	13.90%	(2.97)%	(0.35)%
S&P 500 Index(1)	12.85%	(1.84)%	0.70	%(2)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING Disciplined LargeCap Fund against the S&P 500 Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(2) Since inception performance for index is shown from January 1, 1999.

5

ING LARGECAP GROWTH FUND

PORTFOLIO MANAGERS' REPORT

The ING LargeCap Growth Fund (the "Fund") seeks long-term capital appreciation by investing primarily in equity securities of large U.S. companies. The Fund is managed by Andrew J. Shilling, CFA, Senior Vice President, Partner and Equity Portfolio Manager, Wellington Management Company, LLP - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class Q shares provided a total return of 0.48% compared to the Russell 1000 Growth Index(4) and the Standard & Poor's ("S&P") 500 Index(5), which returned 0.81% and 5.67%, respectively, for the same period.

Portfolio Specifics: The summer of 2004 weakness in equities was a result of investor focus on several concerns: a softening economy, uncertainty over presidential elections, continued violence in Iraq, and worries of potential terrorist strikes during the political conventions or the Olympics. By fall, many of these worries had been mitigated and America remained free of terrorist attacks. The economy seemed to be moving forward despite record high oil prices. Equity markets generally rallied beginning in September, resulting in positive performance for the six month period.

In this volatile environment, the Fund maintained its focus on stock selection. Wireless handheld device maker Research In Motion Ltd., the top positive contributor to absolute Fund returns, benefited from the introduction of an appealing new messaging and communication device and a software agreement with cell phone giant Nokia Corp. Internet media company Yahoo!, Inc. also boosted results on favorable trends for online advertising and paid search, while online auctioneer eBay, Inc., a consumer discretionary stock, rose on strong international growth and accelerating PayPal metrics.

Unfavorable performance from Apollo Group, Inc. and a handful of health care stocks contributed to the Fund's relative underperformance during the period. Post-secondary educator Apollo Group, Inc., the bottom contributor on a relative basis, declined on negative news flow for the industry and questions regarding its recruitment practices. In the health care sector, pharmaceuticals were generally weak during the period. Of our holdings, Eli Lilly & Co. and AstraZeneca PLC were particularly weak. AstraZeneca PLC's weakness was driven mainly by FDA concerns about negative side effects of Exanta, a blood thinning drug in the company's product pipeline. Drug distributor Cardinal Health, Inc., which was held during the period, was hurt by an investigation of accounting practices.

Current Strategy and Outlook: Though we believe that the economy will exhibit moderate growth over the intermediate term, we are somewhat challenged to aptly forecast the near-term macroeconomic environment. On the one hand, gross domestic product (GDP) rose at a 3.9% annualized rate in the third calendar quarter of 2004, manufacturing indicators continue to show strength, and interest rates are relatively low. On the other hand, employment growth remains somewhat sluggish, the Federal Reserve continues to raise short-term interest rates, and oil prices remain high. Elevated energy prices, particularly if they persist or rise in the coming months, could serve to restrain corporate spending and/or curtail consumer consumption. In this uncertain environment, we continue to emphasize competitively-advantaged, share-gaining industry leaders that should perform well in most economic scenarios. Our strategy is to build a diversified portfolio on a stock-by-stock basis, identifying companies with sustainable strong revenue and cash flow growth.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Research In Motion Ltd.	5.6%
Apollo Group, Inc.	5.1%
Yahoo!, Inc.	5.1%
Countrywide Financial Corp.	4.9%
Guidant Corp.	4.6%
eBay, Inc.	4.5%
Dell, Inc.	4.1%
Electronic Arts, Inc.	3.7%
AstraZeneca PLC ADR	3.4%
First Data Corp.	3.3%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

6

PORTFOLIO MANAGERS' REPORT  ING LARGECAP GROWTH FUND

Average Annual Total Returns for the Periods Ended November 30, 2004
	1 Year	5 Year	Since Inception of Class I January 8, 2002		Since Inception of Class Q July 21, 1997
Class I	9.81%	-	(3.81)%		-
Class Q	9.62%	(10.74)%	-		6.27%
Russell 1000 Growth Index(1)	5.83%	(8.19)%	(1.49	)%(3)	1.24	%(4)
S&P 500 Index(2)	12.85%	(1.84)%	2.51	%(3)	4.44	%(4)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING LargeCap Growth Fund against the Russell 1000 Growth Index and the S&P 500 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(2) The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(3) Since inception performance for index is shown from January 1, 2002.

(4) Since inception performance for index is shown from August 1, 1997.

7

ING MIDCAP OPPORTUNITIES FUND

PORTFOLIO MANAGERS' REPORT

The ING MidCap Opportunities Fund (the "Fund") seeks long-term capital appreciation. The Fund is managed by a team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class I shares provided a total return of 5.19% compared to the Russell MidCap Growth Index(4) and the Russell MidCap Index(5), which returned 5.68% and 11.09%, respectively, for the same period.

Portfolio Specifics: The Fund slightly underperformed the Russell MidCap Growth Index as unfavorable sector allocation was offset by good stock selection. A substantial overweight in the energy sector combined with strong stock selection was a major positive factor, as was the industrial sector where superior stock selection more than offset unfavorable sector allocation. With energy prices likely to settle for a period around the $40 price level, we believe that share prices remain attractive in that sector. The health care sector hurt performance most as asset allocation and poor stock selection united to negatively impact results. Stocks that contributed to performance during the past six months were Harman Intl. Industries, Inc., CACI Intl., Inc., and Adobe Systems, Inc., while Omnicare, Inc., Broadcom Corp., and NBTY, Inc., which were all previously held, performed poorly and detracted from results.

Energy represents the most heavily overweighted sector relative to the Russell MidCap Growth Index, while technology remains as the most underweighted. This is an indication as to where the Fund's managers believe the best earnings growth will be found in 2005. The latter sector was reduced sharply during the past six months as profits were taken in successful investments, while several unsuccessful technology positions were sold. The exposure to health care remains above the benchmark as we believe that following a period of difficult earnings comparisons and potential "headline risk" from new product failures, the sector offers above- average potential. Overall, we believe that the Fund is well positioned for the 2005 investment environment we see ahead.

Current Strategy and Outlook: The stock market seems poised to end 2004 on a positive note. The favorable presidential election outcome (from the market's perspective) and the outlook for stable to declining energy prices over the next few months have enabled investors to focus on the more traditional economic and market metrics: valuation, interest rates, corporate profits and inflation. Given our positive economic outlook for the remainder of 2004 and into 2005, we believe that the market is reasonably valued and able to provide positive returns during the coming year. However, our stock selection process is primarily based on a combination of positive earnings growth, relative price strength and reasonable valuation and, as such, is not dependent upon our market or economic outlook.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Adobe Systems, Inc.	2.1%
Harman Intl. Industries, Inc.	2.1%
Coach, Inc.	2.1%
Mohawk Industries, Inc.	2.0%
Avid Technology, Inc.	2.0%
Rockwell Automation, Inc.	1.8%
Chesapeake Energy Corp.	1.8%
St. Jude Medical, Inc.	1.8%
CACI Intl., Inc.	1.7%
Sonic Corp.	1.7%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

8

PORTFOLIO MANAGERS' REPORT  ING MIDCAP OPPORTUNITIES FUND

Average Annual Total Returns for the Periods Ended November 30, 2004
	1 Year	5 Year	Since Inception of Class I August 20, 1998		Since Inception of Class Q April 4, 2000
Class I	6.92%	(4.58)%	9.60%		-
Class Q	6.76%	-	-		(9.48)%
Russell MidCap Growth Index(1)	11.40%	(1.15)%	8.40	%(3)	(8.39	)%(4)
Russell MidCap Index(2)	18.76%	8.51%	12.27	%(3)	5.01	%(4)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING MidCap Opportunities Fund against the Russell MidCap Growth Index and the Russell MidCap Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The Russell MidCap Growth Index consists of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values with greater than average growth orientation.

(2) The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index.

(3) Since inception performance for index is shown from September 1, 1998.

(4) Since inception performance for index is shown from April 1, 2000.

9

ING SMALLCAP OPPORTUNITIES FUND

PORTFOLIO MANAGERS' REPORT

The ING SmallCap Opportunities Fund (the "Fund") seeks capital appreciation. The Fund is managed by a team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class I shares provided a total return of 8.08% compared to the Russell 2000 Growth Index(4) and the Russell 2000 Index(5), which returned 7.88% and 12.18%, respectively, for the same period.

Portfolio Specifics: Strong stock selection was able to overcome disappointing results from our sector allocation, providing a return for the six months ended November 30, 2004 that was in line with the Fund's benchmark. The divergence in performance among sectors was very wide during this period. Compared to the benchmark technology experienced very positive results, but these gains were more than offset by disappointing performance in the health care sector. Strong contributors in technology included Cognizant Technology Solutions, Micros Systems, Inc., and Silicon Image, Inc. However, the problems among several small health care-related companies, including previously held Ligand Pharmaceuticals, Martek Biosciences Corp., and Accredo Health, Inc. had a severely negative impact. The energy sector contributed to the favorable results due to a combination of good sector weighting decisions and strong stock selection, including Southwestern Energy Co. Favorable stock selections in the consumer discretionary sector, such as Penn National Gaming, Inc. and Dick's Sporting Goods, Inc., also helped performance. Lack of exposure to the strongly performing materials sector detracted from performance.

The sector weightings remained relatively unchanged during the June to November 2004 period. The consumer discretionary sector is the Fund's largest position and represents a substantial overweighting versus the benchmark. As is often the case in small-cap growth portfolios, consumer discretionary, technology, and health care remain the three largest sectors, representing about 70% of the entire Fund versus about 65% of the benchmark. There is a high level of industry diversification within these sectors, but they remain the growth areas of the economy. On the other hand, industrials are the most heavily underweighted sector in the Fund, where a lack of earnings growth and relative price strength has made security selection challenging.

Current Strategy and Outlook: The stock market seems poised to end 2004 on a positive note. The favorable presidential election outcome (from the market's perspective) and the outlook for stable to declining energy prices over the next few months have enabled investors to focus on the more traditional economic and market metrics: valuation, interest rates, corporate profits, and inflation. Given our positive economic outlook, we believe that the market is reasonably valued and able to provide positive returns during the coming year.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Southwestern Energy Co.	3.0%
Shuffle Master, Inc.	2.8%
Cognizant Technology Solutions Corp.	2.6%
Ishares Russell 2000 Growth Index Fund	2.6%
Avid Technology, Inc.	2.5%
Amsurg Corp.	2.4%
SCP Pool Corp.	2.4%
Station Casinos, Inc.	2.3%
Inamed Corp.	2.3%
Pediatrix Medical Group, Inc.	2.2%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

10

PORTFOLIO MANAGERS' REPORT  ING SMALLCAP OPPORTUNITIES FUND

Average Annual Total Returns for the Periods Ended November 30, 2004
	1 Year	5 Year	Since Inception of Class I April 1, 1999	Since Inception of Class Q April 4, 2000
Class I	3.10%	(8.86)%	2.38%	-
Class Q	2.78%	-	-	(14.14)%
Russell 2000 Growth Index(1)	10.83%	(1.09)%	2.83%	(6.34	)%(4)
Russell 2000 Index(2)	17.26%	8.29%	9.98%	4.88	%(4)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING SmallCap Opportunities Fund against the Russell 2000 Growth Index and the Russell 2000 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(2) The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3) The Fund normally invests in small-cap companies that the portfolio managers feel have above average prospects for growth. The Russell 2000 Growth Index tracks the performance of small-cap growth companies.

(4) Since inception performance for index is shown from April 1, 2000.

11

ING LARGECAP VALUE FUND

PORTFOLIO MANAGERS' REPORT

The ING LargeCap Value Fund (the "Fund") seeks long-term capital appreciation. The Fund is managed by Brandes Investment Partners, L.P. - the Sub-Adviser. Brandes' Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.

Performance: For the period from August 2, 2004(1) to November 30, 2004, the Fund's Class I shares provided a total return of 6.42% compared to the Russell 1000 Value Index(3)(4) and the Russell 1000 Index(3)(5), which returned 10.00% and 7.83%, respectively, for the period.

Portfolio Specifics: While energy prices increased substantially during the period ended November 30, 2004, U.S. economic output continued to expand. In October, as the price of crude oil reached $55 a barrel, the Commerce Department reported that gross domestic product grew at an annualized 3.7% in the third calendar quarter of 2004.

The Federal Reserve raised U.S. interest rates four times, bringing the federal funds rate to 2.0%. In a November statement, the central bank noted that "output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved."

In this environment, U.S. stocks tended to post advances. The Dow Jones Industrial Average(7) gained 3.48%, while the S&P 500 Index(8) climbed 5.67%.

Additionally, the large-cap Russell 1000 Index gained 5.92%, while the small-cap Russell 2000 Index(9) climbed 12.18%, suggesting that returns for large caps trailed returns for small caps during the period. Among large caps, less-expensive "value" stocks tended to outperform their "growth" counterparts. While the Russell 1000 Value Index advanced 11.01%, for example, the Russell 1000 Growth Index(10) gained only 0.81%.

The Fund underperformed the Russell 1000 Value Index, but outperformed the Russell 1000 Index. For the Fund, a majority of holdings posted advances. Gains for positions in industries such as diversified telecom services, oil and gas, and tobacco made the most substantial contributions to returns. Strong performers in these industries included Sprint Corp., El Paso Corp. and Altria Group, Inc.

Returns for holdings in pharmaceuticals were mixed during the period, with Wyeth and Schering-Plough Corp. advancing, while positions such as Merck & Co., Inc. and Pfizer, Inc. declined. On a stock-by-stock basis, declines for positions in Merck & Co., Inc., Micron Technology, Inc., and Safeway, Inc. were the most significant detractors from the Fund's performance.

Current Strategy and Outlook: During the period, we sold several positions as their market prices advanced toward our estimate of their fair values. We used the proceeds to purchase shares of new holdings at prices that we consider attractive.

As a result of this buying and selling, many of the Fund's industry exposures shifted. For example, exposure to the insurance industry increased, while exposure to the diversified telecom services industry declined. Keep in mind that the Fund's industry exposures are not the product of top-down forecasts or industry-level analysis, but merely stem from our company-by-company search for compelling investment opportunities.

Overall, we offer no predictions regarding the short-term direction of the stock market, or regarding large-cap U.S. stocks in particular. Instead, we remain focused on purchasing large-cap stocks at discounts to their intrinsic values and holding them until the broader market recognizes their true worth. We believe that this approach will provide patient investors with favorable returns over the long term.

(1)  Commencement of operations for Class I

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Merck & Co, Inc.	4.0%
Schering-Plough Corp.	4.0%
Safeway, Inc.	4.0%
BellSouth Corp.	3.9%
Kroger Co.	3.8%
Pfizer, Inc.	3.6%
Bristol-Myers Squibb Co.	3.5%
Ford Motor Co.	3.5%
Albertson's, Inc.	3.5%
SBC Communications, Inc.	3.5%

Portfolio holdings are subject to change daily.

12

PORTFOLIO MANAGERS' REPORT  ING LARGECAP VALUE FUND

Cumulative Total Returns for the Periods Ended November 30, 2004

	Since Inception of Class I August 2, 2004
Class I	6.42%
Russell 1000 Value Index(1)	10.00	%(3)
Russell 1000 Index(2)	7.83	%(3)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING LargeCap Value Fund against the Russell 1000 Value Index and the Russell 1000 Index. The Index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund, subject to possible later recoupment during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The Russell 1000 Value Index measures the performance of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

(2) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

(3) Since inception performance for the index is shown from August 1, 2004.

(4) The Dow Jones Industrial Average is an unmanaged U.S. stock index based on the stock prices of 30 large and actively traded U.S. companies.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large, capitalization companies whose securities are traded on major U.S. stock markets.

(6) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

(7) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth.

13

ING MAGNACAP FUND

PORTFOLIO MANAGERS' REPORT

The ING MagnaCap Fund (the "Fund") seeks growth of capital, with dividend income as a secondary consideration. The Fund is managed by a team of investment professionals led by William F. Coughlin, CFA, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class I shares provided a total return of 7.28% compared to the Russell 1000 Value Index(5) and the Russell 1000 Index(6), which returned 11.01% and 5.92%, respectively, for the same period.

Portfolio Specifics: A combination of sector allocation and disappointing stock selection caused the Fund to underperform its Russell 1000 Value Index benchmark during the past six months. With respect to the Fund's sector allocation, an overweighted position in the poorly performing health care sector had a negative impact on performance as Merck & Co., which was previously held, and Pfizer, Inc. were two of the Fund's worst performing positions. Partially offsetting this weakness, however, was an important overweighting of the energy sector where Apache Corp., Halliburton Co., and ChevronTexaco Corp. made positive contributions. Overall, our holdings in the financial services sector had the most impact on relative results as American Intl. Group, Washington Mutual, Inc. and Morgan Stanley all declined during the period.

There were no major sector changes over the last six months. The largest sector exposure in the Fund remains financial services at approximately 34% of total assets. While this appears to be a relatively high level for a single sector, the Russell 1000 Value Index has a weighting of nearly 33%, so the Fund is relatively in line with its benchmark. Consumer staples continues to the most heavily overweighted sector relative to the benchmark, while technology is the most underweighted. Overall, the Fund's sector weightings have remained sensitive to the weightings of the underlying benchmark as a means of controlling the overall risk and volatility of the Fund's returns.

Current Strategy and Outlook: The stock market seems poised to end 2004 on a positive note. The favorable presidential election outcome (from the market's perspective) and the outlook for stable to declining energy prices over the next few months have enabled investors to focus on the more traditional economic and market metrics: valuation, interest rates, corporate profits, and inflation. Given our positive economic outlook, we believe that the market is reasonably valued and able to provide positive returns during the coming year.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

ChevronTexaco Corp.	3.8%
Bank of America Corp.	3.7%
General Dynamics Corp.	3.6%
Altria Group, Inc.	3.6%
Exxon Mobil Corp.	3.4%
Wells Fargo & Co.	3.3%
Nestle SA ADR	3.1%
BP PLC ADR	3.0%
Fannie Mae	3.0%
Merrill Lynch & Co, Inc.	3.0%

Portfolio holdings are subject to change daily.

14

PORTFOLIO MANAGERS' REPORT  ING MAGNACAP FUND

Average Annual Total Returns for the Periods Ended November 30, 2004

	1 Year	Since Inception of Class I March 5, 2003
Class I	14.65%	25.86%
Russell 1000 Value Index(1)	19.67%	28.14	%(3)
Russell 1000 Index(2)	12.66%	23.83	%(3)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING MagnaCap Fund against the Russell 1000 Value Index, Russell 1000 Index and the S&P Barra Value Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The Russell 1000 Value Index measures the performance of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

(2) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

(3) Since inception performance for index is shown from March 1, 2003.

(4) Since inception performance for index is shown from December 1, 1999.

15

ING MIDCAP VALUE FUND

PORTFOLIO MANAGERS' REPORT

The ING MidCap Value Fund (the "Fund") seeks long-term capital appreciation. The Fund is managed by Brandes Investment Partners, L.P. - the Sub-Adviser. Brandes' Mid Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.

Performance: For the six months ended November 30, 2004, the Fund's Class I shares provided a total return of 6.15% compared to the Russell MidCap Value Index(4) and the Russell MidCap Index(5), which returned 15.09% and 11.09%, respectively, for the same period.

Portfolio Specifics: While energy prices increased substantially during the period, U.S. economic output continued to expand. In October, as the price of crude oil reached $55 a barrel, the Commerce Department reported that gross domestic product grew at an annualized 3.7% in the third quarter of 2004.

The Federal Reserve raised U.S. interest rates four times, bringing the federal funds rate to 2.0% as of period end. In a November statement, the central bank noted that "output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved."

In this environment, U.S. stocks tended to post advances. The Dow Jones Industrial Average(7) gained 3.48%, while the S&P 500 Index(8) climbed 5.67%.

Additionally, the large-cap Russell 1000 Index(9) gained 5.92% while the Russell Midcap Index climbed 11.09%, suggesting that returns for large caps trailed returns for mid caps during the period. Among mid caps, less-expensive "value" stocks tended to outperform their "growth" counterparts. While the Russell Midcap Value Index advanced 15.09%, for example, the Russell Midcap Growth Index(10) gained only 5.68%.

For the Fund, a majority of holdings posted advances; however, the Fund still underperformed its benchmarks. Gains for positions in the oil and gas, tobacco, and chemicals industries made the most substantial contributions to returns. Strong performers in these industries included El Paso Corp., Loews Corp. - Carolina Group, and RPM International, which was sold during the period.

Returns for positions in the auto components industry were mixed, with Goodyear Tire & Rubber Co. advancing while Visteon Corp. declined. On a stock-by-stock basis, declines for positions in Tommy Hilfiger Corp. and Winn-Dixie Stores, Inc. were the most significant detractors from the Fund's performance.

Current Strategy and Outlook: During the six-month period ended November 30, 2004, we sold several positions as their market prices advanced toward our estimate of their fair values. We used the proceeds to purchase shares of new holdings at prices that we consider attractive.

As a result of this buying and selling, many of the Fund's industry exposures shifted. For example, exposure to the health care providers & services industry increased, while exposure to the chemicals industry declined. Keep in mind that the Fund's industry exposures are not the product of top-down forecasts or industry-level analysis, but merely stem from our company-by-company search for compelling investment opportunities.

Overall, we offer no predictions regarding the short-term direction of the stock market, or regarding mid-cap U.S. stocks in particular. Instead, we remain focused on purchasing mid-cap stocks at discounts to their intrinsic values and holding them until the broader market recognizes their true worth. We believe that this approach will provide patient investors with favorable returns over the long term.

Top Ten Industries
as of November 30, 2004
(as a percent of net assets)*

Agere Systems, Inc.	4.2%
Goodyear Tire & Rubber Co.	4.1%
UnumProvident Corp.	4.0%
Unisys Corp.	4.0%
El Paso Corp.	3.4%
Synopsys, Inc.	3.4%
Tenet Healthcare Corp.	3.3%
Visteon Corp.	3.2%
Loews Corp.	3.2%
3Com Corp.	3.1%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

16

PORTFOLIO MANAGERS' REPORT  ING MIDCAP VALUE FUND

Average Annual Total Returns for the Periods Ended November 30, 2004
	1 Year	Since Inception of Class I March 4, 2002		Since Inception of Class Q April 17, 2002
Class I	19.07%	8.18%		-
Class Q	18.28%	-		6.76%
Russell MidCap Value Index(1)	24.23%	14.39	%(3)	13.21	%(4)
Russell MidCap Index(2)	18.76%	12.32	%(3)	11.48	%(4)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING MidCap Value Fund against the Russell MidCap Value Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The Russell Midcap Value Index is an unmanaged index that measures the performance of Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

(2) The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index.

(3) Since inception performance for index is shown from March 1, 2002.

(4) Since inception performance for the index is shown from May 1, 2002.

(5) The Dow Jones Industrial Average is an unmanaged U.S. stock index based on the stock prices of 30 large and actively traded U.S. companies.

(6) The S&P 500 Index is an unmanaged index that measures the performance of securities in approximately 500 large, capitalization companies whose securities are traded on major U.S. stock markets.

(7) The Russell 1000 Index measures the performance of the 1000 largest in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

(8) The Russell MidCap Growth Index consists of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values with greater than average growth orientation.

17

ING SMALLCAP VALUE FUND

PORTFOLIO MANAGERS' REPORT

The ING SmallCap Value Fund (the "Fund") seeks long-term capital appreciation. The Fund is managed by Brandes Investment Partners, L.P. - the Sub-Adviser. Brandes' Small Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.

Performance: For the six months ended November 30, 2004, the Fund's Class I shares provided a total return of 6.68% compared to the Russell 2000 Value Index(4) and the Russell 2000 Index(5), which returned 16.35% and 12.18%, respectively, for the same period.

Portfolio Specifics: While energy prices increased substantially during the period, U.S. economic output continued to expand. In October, as the price of crude oil reached $55 a barrel, the Commerce Department reported that gross domestic product grew at an annualized 3.7% in the third calendar quarter of 2004.

The Federal Reserve raised U.S. interest rates four times, bringing the federal funds rate to 2.0% as of period end. In a November statement, the central bank noted that "output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved."

In this environment, U.S. stocks tended to post advances. The Dow Jones Industrial Average(7) gained 3.48%, while the S&P 500 Index(8) climbed 5.67%.

Additionally, the large-cap Russell 1000 Index(9) gained 5.92%, while the small-cap Russell 2000 Index climbed 12.18%, suggesting that returns for large caps trailed returns for small caps during the period. Among small caps, less-expensive "value" stocks tended to outperform their "growth" counterparts. While the Russell 2000 Value Index advanced 16.35%, for example, the Russell 2000 Growth Index(10) gained only 7.88%.

For the Fund, a majority of holdings posted advances; however, the Fund still underperformed its benchmarks. Gains for positions in industries such as household durables, computers and peripherals, and chemicals made the most substantial contributions to returns. Strong performers in these industries included American Greetings Corp., Gateway, Inc., and PolyOne Corp.

Holdings in food & staples retailing and in specialty retail declined. On a stock-by-stock basis, declines for positions in Winn-Dixie Stores, Inc., Tommy Hilfiger Corp., and Interstate Bakeries Corp. – which was sold during the period – were the most significant detractors from the Fund's performance.

Current Strategy and Outlook: During the six-month period ended November 30, 2004, we sold several positions as their market prices advanced toward our estimate of their fair values. We used the proceeds to purchase shares of new holdings at prices that we consider attractive.

As a result of this buying and selling, many of the Fund's industry exposures shifted. For example, exposure to the textiles, apparel & luxury goods industry increased, while exposure to the machinery industry declined. Keep in mind that the Fund's industry exposures are not the product of top-down forecasts or industry-level analysis, but merely stem from our company-by-company search for compelling investment opportunities.

Overall, we offer no predictions regarding the short-term direction of the stock market, or regarding small-cap U.S. stocks in particular. Instead, we remain focused on purchasing small-cap stocks at discounts to their intrinsic values and holding them until the broader market recognizes their true worth. We believe that this approach will provide patient investors with favorable returns over the long term.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Visteon Corp.	3.4%
Winn-Dixie Stores, Inc.	3.3%
Playtex Products, Inc.	3.3%
Payless Shoesource, Inc.	3.1%
Wellman, Inc.	3.0%
Delta Air Lines, Inc.	3.0%
Cincinnati Bell, Inc.	2.9%
Kemet Corp.	2.9%
Dillard's, Inc.	2.9%
Sensient Technologies Corp.	2.8%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

18

PORTFOLIO MANAGERS' REPORT  ING SMALLCAP VALUE FUND

Average Annual Total Returns for the Periods Ended November 30, 2004
	1 Year	Since Inception of Class I March 7, 2002		Since Inception of Class Q April 30, 2002
Class I	22.33%	16.81%		-
Class Q	22.04%	-		14.74%
Russell 2000 Value Index(1)	23.71%	16.30	%(3)	12.68	%(4)
Russell 2000 Index(2)	17.26%	12.96	%(3)	10.11	%(4)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING SmallCap Value Fund against the Russell 2000 Value Index and Russell 2000 Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

(2) The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3) Since inception performance for index is shown from March 1, 2002.

(4) Since inception performance for index is shown from May 1, 2002.

(5) The Dow Jones Industrial Average is an unmanaged U.S. stock index based on the stock prices of 30 large and actively traded U.S. companies.

(6) The S&P 500 Index is an unmanaged index that measures the performance of securities in approximately 500 large, capitalization companies whose securities are traded on major U.S. stock markets.

(7) The Russell 1000 Index measures the performance of the 1000 largest in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

(8) The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

19

ING CONVERTIBLE FUND

PORTFOLIO MANAGERS' REPORT

The ING Convertible Fund (the "Fund") seeks maximum total return, consisting of capital appreciation and current income. The Fund is managed by a team of investment professionals led by Anuradha Sahai, ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class Q shares provided a total return of 3.93% compared to the Merrill Lynch All Convertibles Excluding Mandatory All Qualities ("ML Convertible") Index(4) and the First Boston Convertible Index(5), which returned 4.13% and 3.79%, respectively, for the same period.

Portfolio Specifics: The Fund slightly underperformed its benchmark index (the "ML Convertible Index") and comparable mutual funds for the six months ended November 30, 2004. The Fund was relatively defensively positioned versus its peer group, as well as the Index at the beginning of the six-month period. The barbell approach adopted earlier in the year, with heavier weights in more defensive bond-like higher income names, along with some equity sensitive names having good fundamentals, helped the Fund participate more during the rallies.

The technology sector was the driver of the majority of the gains in the convertible market due to its heavy weight in the ML Convertible Index. The Fund lagged due to underweighting in this sector versus the benchmark. Slight overweighting and security selection aided the Fund in beating the benchmark handily in the energy sector, which was a strong performing sector in the Fund. Security selection was the major driver of performance in the consumer discretionary, transportation, and health care sectors as well. An overweight sensitivity in the materials sector also benefited performance. This was offset by significant underperformance in telecommunications, due to pronounced underperformance of Primus Telecommunications Group, Inc. (3.750%, due 09/15/10), which the Fund has since sold. The Fund also underperformed in the industrial sector due to a couple of names not meeting third-quarter earnings expectations. We believe the investment thesis for these companies remains intact and that the market has overreacted. Financials were affected negatively due to overexposure to insurers, which were first affected by hurricanes and then by the announcement of investigations into their sales practices.

Current Strategy and Outlook: With the continued redemption of higher interest bond-like convertibles, as well as the continued new issuance of more equity-like convertibles, the convertible market has taken on more equity sensitivity than witnessed in the last couple of years. U.S. economic indicators continue to improve, but we believe that equity market valuations will improve more modestly going into 2005. A weak dollar, combined with relatively high oil prices, could still act as a damper to economic growth going forward. Inflationary fears, along with geopolitical concerns, decrease the visibility for the financial markets going into next year.

As the equity markets have rallied and with spreads tight, the Fund has since shifted from the barbell approach to a more middle of the road stance with most of its weighting in total return convertibles with neither a pure bond-like tilt, nor a pure equity tilt.

In these volatile times, we believe convertible securities are attractive relative to comparable asset classes due to their bond floor downside protection, while providing equity-like upside participation. Despite the fear of higher rates, strong balance sheets and lower default risk should keep bond floors from dropping much. We continue to look for companies across the spectrum that will benefit from a gradually recovering economy as we expect the market will reward companies that typically profit in the recovery part of the cycle. A bottom-up approach, which relies on fundamental analysis and careful security selection within our broader top-down sector positioning strategy, continues to be the foundation for our investment decisions.

Top Ten Industries
as of November 30, 2004
(as a percent of net assets)*

Electronics	3.6%
Pharmaceuticals	9.6%
Mining	4.3%
Telecommunications	6.3%
Miscellaneous Manufacturing	3.3%
Insurance	9.8%
Media	6.0%
Healthcare-Services	3.5%
Diversified Financial Services	5.7%
Oil and Gas	4.7%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

20

PORTFOLIO MANAGERS' REPORT  ING CONVERTIBLE FUND

Average Annual Total Returns for the Periods Ended November 30, 2004
	1 Year	5 Year	Since Inception August 31, 1995
Class Q	6.99%	3.22%	11.87%
Merrill Lynch Convertible Index(1)	8.86%	4.31%	9.66	%(3)
First Boston Convertible Index(2)	8.63%	4.31%	8.97	%(3)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Convertible Fund against the Merrill Lynch Convertible Index and the First Boston Convertible Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The Merrill Lynch Convertible Index is a market capitalization-weighted index including all non-mandatory domestic corporate convertible securities with at least an overall par of $50 million market value.

(2) The First Boston Convertible Index is an index representing the universe of convertible securities.

(3) Since inception performance for index is shown from September 1, 1995.

21

ING EQUITY AND BOND FUND

PORTFOLIO MANAGERS' REPORT

The ING Equity and Bond Fund (the "Fund") seeks a balance of long-term capital appreciation and current income. The equity portion of the Fund is managed by a team of investment professionals led by James A. Vail, CFA. The bond portion of the Fund is managed by a team of investment professionals led by James B. Kauffmann. Both are with ING Investment Management Co. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class Q shares provided a total return of 3.20% compared to the Standard & Poor's ("S&P") 500 Index(4), the Lehman Brothers Aggregate Bond Index(5), and a Composite Index (60% S&P 500 Index / 40% Lehman Brothers Aggregate Bond Index), which returned 5.67%, 3.82% and 4.98%, respectively, for the same period.

Portfolio Specifics: Stock selection was the primary reason for the underperformance of the equity portion of the Fund for the six months ended November 30, 2004. Despite being underweight information technology, individual stocks, such as previously held NVIDIA Corp. and Corning, Inc., the Fund encountered company-specific disappointments and negatively impacted performance. Likewise in health care, individual disappointments in biotech and generic pharmaceuticals, specifically Chiron Corp. because of flu vaccine problems and Barr Pharmaceuticals, Inc. and Par Pharmaceuticals, Inc., which was held during the period, due to drug delays, hurt performance.

Performance was aided by our overweight in industrials where demand for a broad array of industrial and heavy duty truck components propelled sales and earnings ahead of expectations. Parker Hannifin Corp., Rockwell Automation, Inc., and Paccar, Inc. all contributed positively to results. The second best supporter of performance was our significant underweight in the consumer staples sector.

Our continuing exposure to emerging markets debt and crossover high yield issues contributed to the outperformance of the fixed income portion of the Fund. The Fund was well positioned for a rising rate environment in which yields of shorter maturities rise more than those of longer maturities. Our underweight in five- and ten-year maturities was particularly beneficial. Overweights in the outperforming securitized sectors -mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities - also helped. Our underweight in agencies held back performance somewhat.

Overall, our underweight in stocks in favor of cash and bonds detracted from performance.

Current Strategy and Outlook: With domestic gross domestic product and corporate profit growth expected to slow in the quarters ahead, we believe equity returns could also moderate as we go forward. The Fund is positioned for such an environment by stressing later cycle names in the industrial sector that benefit from late cycle corporate spending, such as General Electric Co. and United Technologies Corp. Additionally, we will be seeking individual companies whose particular fundamentals warrant inclusion in the Fund. These would include specialty and discount retailers within the consumer discretionary sector that would benefit from individual company- specific; for example, content providers to a new generation of video games appear ready to outperform. Finally, the Fund will likely maintain its energy exposure since we continue to believe higher relative prices are here to stay and the sector remains attractive.

While the bond market has renewed its focus on the improving economic releases, we do not believe that the yields on shorter maturity Treasuries fully reflect the future pace of economic activity and the rise in a number of inflation measures. Some projections place a neutral overnight rate around 4% or 5%, indicating that monetary policy is still highly accommodative. Tactically, the Fund is short duration in the anticipation of improving domestic economic fundamentals and the potential for increasing inflation and enduring dollar weakness. The Fund is neutral home mortgages, overweight asset-backed and commercial mortgage-backed securities, and underweight the intermediate and front-end of the yield curve, which appear most vulnerable in a tightening cycle. We are also underweight agencies, which had witnessed some regulatory criticism. While stretched valuations in investment-grade credit still warrant caution, credit continues to post positive excess returns. Exposures to emerging markets debt and crossover high yield remain intact.

Top Ten Industries
as of November 30, 2004
(as a percent of net assets)*

Diversified Financial Services	9.2%
Whole Loan Collaterized Mortgage Obligation	7.1%
Banks	6.7%
U.S. Treasury Notes	4.9%
Federal Home Loan Mortgage Corporation	4.6%
Miscelaneous Manufacturing	4.6%
Oil and Gas	4.3%
Federal National Mortgage Association	3.9%
Chemicals	3.3%
Retail	3.0%

Portfolio holdings are subject to change daily.

22

PORTFOLIO MANAGERS' REPORT  ING EQUITY AND BOND FUND

Average Annual Total Returns for the Periods Ended November 30, 2004
	1 Year	5 Year	Since Inception August 31, 1995
Class Q	6.73%	0.60%	7.33%
S&P 500 Index(1)	12.85%	(1.84)%	10.10	%(4)
Lehman Brothers Aggregate Bond Index(2)	4.44%	7.41%	6.89	%(4)
Composite Index (60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index)	9.50%	2.16%	9.18	%(4)
S&P Barra Value Index(3)	18.99%	2.58%	10.28	%(4)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Equity and Bond Fund against the S&P 500 Index, Lehman Brothers Aggregate Bond Index, Composite Index and the S&P Barra Value Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized index of publicly issued fixed rate U.S. government, investment grade mortgage-backed and corporate debt securities.

(3) The S&P Barra Value Index is a capitalization-weighted index of all the stocks in the S&P 500 Index that have low price-to-book ratios.

(4) Since inception performance for index is shown from September 1, 1995.

23

ING REAL ESTATE FUND

PORTFOLIO MANAGERS' REPORT

The ING Real Estate Fund (the "Fund") seeks total return. The Fund is managed by T. Ritson Ferguson, Chief Investment Officer and Kenneth D. Campbell, Managing Director, ING Clarion Real Estate Securities L.P. - the Sub-Adviser.

Performance: For the six months ended November 30, 2004, the Fund's Class I shares, excluding sales charges, provided a total return of 25.63% compared to the Dow Jones Wilshire ("DJW") Real Estate Securities Index(4), which returned 23.01% for the same period.

Portfolio Specifics: Real estate stocks have continued to deliver good returns to investors. The Fund returned 21.49% and 30.54% net of expenses in the last six and 12 months respectively, which trailed the DJW Real Estate Securities Index return of 23.00% and 31.79% for the same time periods. Real estate investment trusts ("REITs") have outperformed other stocks and bonds in the last year. Over the last six months, the Standard & Poor's ("S&P") 500 Index(9) gained 5.67% and the Lehman Brothers Aggregate Bond Index(10) rose 3.82%. For the year ended November 30, 2004, the S&P 500 Index is up 12.85% and the Lehman Bond Aggregate Bond Index is up 4.44%.

The best returns by sector in the last six months were from the retail (malls and shopping centers), industrial and hotel sectors. Our decision to increase the Fund's weighting to hotels, apartments and industrial in the spring of 2004 when evidence of economic growth was becoming more evident has aided performance. We are now overweight in the mall, hotel and apartment sectors reflecting a more positive view of the economy and accelerating earnings growth prospects for these more economically sensitive property types. We have decreased our exposure to the more bond-like health care sector and remain underweight the office sector.

Real estate stocks have rebounded sharply since April's double-digit decline. The market has adjusted to an expectation of measured increases in short-term interest rates over time as the Federal Reserve reacts appropriately to an improving U.S. economy. Importantly, investors have also realized that REITs can prosper in an environment of slowly rising rates if the economic setting is conducive to better real estate fundamentals and improved earnings prospects for the owners of real estate assets.

The Fund's underperformance for the year as a whole traced to the third quarter when we lost nearly 1% alone from the General Growth Properties, Inc. acquisition of Rouse Co. for a 33% premium. We owned the acquirer but not the acquiree.

Current Strategy and Outlook: With growing evidence that the U.S. economic recovery is gaining strength, the outlook for real estate fundamentals appears to be improving. We look for the earnings growth rate for REITs to nearly double from 4% in 2004 to almost 8% in 2005. Positive earnings growth is expected in every property sector next year. The improving earnings outlook should help offset the impact of higher interest rates on REIT stock prices.

REIT valuations are above long-term averages reflecting optimism for the sector. At month end, REIT valuations were roughly 12% higher than our estimate of Net Asset Value (NAV). Prices represented a 14.2 multiple of forward cash earnings before depreciation (FFO), which is about 15% above the 12.2 long-term multiple. The average REIT dividend yield is now 4.79%, down almost 90 basis points from 6 months ago. During the same period, the yield on the 10-year Treasury bond has decreased approximately 30 basis points. The average REIT dividend now represents a 43 basis point spread over the yield on the 10-year Treasury bond. The current "spread" is a little below the average spread over the last 20 years which has been approximately 60 basis points. However, it is not unprecedented for REITs to trade at yields less than the 10-year Treasury yield.

Momentum for REITs may continue as funds flows remain strong. According to data from AMG Data Services, dedicated REIT mutual funds have attracted $5.7 billion of new investment this year including $1.75 billion thus far in the fourth calendar quarter of 2004. The positive funds flows to REITs reflects a widespread desire for investors (both institutions and individuals) to increase their allocation to real estate.

REITs offer an attractive source of high current income and as long as new stock issuance remains disciplined, stock prices should improve with earnings growth. For now, we expect REITs, which offer relatively high yields and solid earnings prospects, to retain their appeal to investors, given the alternatives. We believe that REIT investors can still expect reasonable return.

Top Ten Holdings
as of November 30, 2004
(as a percent of net assets)*

Simon Property Group, Inc.	5.4%
Starwood Hotels & Resorts Worldwide, Inc.	5.1%
Archstone-Smith Trust	5.0%
ProLogis	5.0%
Boston Properties, Inc.	5.0%
Mills Corp.	4.8%
United Dominion Realty Trust, Inc.	4.0%
Regency Centers Corp.	3.5%
SL Green Realty Corp.	3.5%
Vornado Realty Trust	3.5%

Portfolio holdings are subject to change daily.

* Excludes short-term securities related to securities lending.

24

PORTFOLIO MANAGERS' REPORT  ING REAL ESTATE FUND

Average Annual Total Returns for the Periods Ended November 30, 2004
	1 Year	5 Year	Since Inception December 31, 1996
Class I	30.88%	21.64%	12.55%
Dow Jones Wilshire Real Estate Security Index(1)	31.82%	21.91%	12.19	%(2)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING Real Estate Fund against the Dow Jones Wilshire Real Estate Security Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The index is capitalization-weighted.

(2) Since inception for the index is shown from January 1, 1997.

(3) The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(4) The Lehman Brothers Aggregated Bond Index is a widely recognized index of publicly issued fixed rate U.S. government investment grade mortgage-backed and corporate debt securities.

25

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING Disciplined LargeCap Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class I	$1,000.00	$1,075.60	1.03%	$5.36
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.90	1.03%	$5.22
ING LargeCap Growth Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class I	$1,000	$1,006	0.98%	$4.93
Class Q	1,000	1,005	1.21	6.08
Hypothetical (5% return before expenses)
Class I	$1,000	$1,020	0.98%	$4.96
Class Q	1,000	1,019	1.21	6.12

*  Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

26

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING MidCap Opportunities Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class I	$1,000	$1,052	1.30%	$6.69
Class Q	1,000	1,051	1.55	7.97
Hypothetical (5% return before expenses)
Class I	$1,000	$1,019	1.30%	$6.58
Class Q	1,000	1,017	1.55	7.84
ING SmallCap Opportunities Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class I	$1,000	$1,081	1.27%	$6.62
Class Q	1,000	1,080	1.47	7.66
Hypothetical (5% return before expenses)
Class I	$1,000	$1,019	1.27	$6.43
Class Q	1,000	1,018	1.47	7.44
ING LargeCap Value Fund	Beginning Account Value August 2, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2004**
Actual Fund Return
Class I	$1,000.00	$1,064.20	1.05%	$5.43
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.80	1.05	$5.32
ING MagnaCap Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class I	$1,000.00	$1,072.80	0.80%	$4.16
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.06	0.80%	$4.05
ING MidCap Value Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class I	$1,000.00	$1,061.50	1.41%	$7.29
Class Q	1,001.00	1,056.76	2.11	10.88
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,018.00	1.41%	$7.13
Class Q	1,000.00	1,014.49	2.11	$10.66

*  Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**  Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 121/365 (to reflect the period).

27

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING SmallCap Value Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class I	$1,000.00	$1,066.80	1.46%	$7.56
Class Q	1,001.00	1,066.57	1.69	8.76
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,017.75	1.46%	$7.38
Class Q	1,000.00	1,016.60	1.69	8.54
ING Convertible Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class Q	$1,000.00	$1,039.30	1.25%	$6.39
Hypothetical (5% return before expenses)
Class Q	$1,000.00	$1,018.80	1.25%	$6.33
ING Equity and Bond Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class Q	$1,000.00	$1,032.00	1.48%	$7.54
Hypothetical (5% return before expenses)
Class Q	$1,000.00	$1,017.65	1.48%	$7.49
ING Real Estate Fund	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2004*
Actual Fund Return
Class I	$1,000.00	$1,216.30	0.88%	$4.89
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.66	0.88%	$4.46

*  Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

28

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED)

	ING Disciplined LargeCap Fund	ING LargeCap Growth Fund	ING MidCap Opportunities Fund	ING SmallCap Opportunities Fund
ASSETS:
Investments in securities at value+*	$49,434,365	$315,413,674	$413,429,678	$228,793,610
Short-term investments at amortized cost	379,129	34,202,610	43,961,923	39,670,466
Repurchase agreement	902,000	-	9,091,000	1,592,000
Cash	316	7,328,269	659	209
Cash collateral for futures	48,000	-	-	-
Receivables:
Investment securities sold	-	640,838	4,048,270	2,647,490
Fund shares sold	2,737	400,360	50,220	13,201
Dividends and interest	242,755	1,054,628	59,492	32,236
Prepaid expenses	23,848	33,613	30,104	19,893
Total assets	51,033,150	359,073,992	470,671,346	272,769,105
LIABILITIES:
Payable for investment securities purchased	-	2,565,568	2,150,005	-
Payable for fund shares redeemed	62,059	268,303	475,779	265,376
Payable for futures variation margin	1,425	-	-	-
Payable upon receipt of securities loaned	379,129	34,202,610	43,961,923	39,670,466
Payable to affiliates	71,831	443,812	728,712	317,098
Payable for trustee	5,808	11,700	20,795	11,821
Other accrued expenses and liabilities	138,504	425,136	680,681	254,695
Total liabilities	658,756	37,917,129	48,017,895	40,519,456
NET ASSETS	$50,374,394	$321,156,863	$422,653,451	$232,249,649
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$92,502,045	$665,445,578	$588,588,790	$504,183,821
Undistributed net investment income, (accumulated net investment loss or distributions in excess)	112,247	(9,331,502)	(3,768,195)	(2,050,927)
Accumulated net realized loss on investments and futures	(46,642,783)	(391,028,796)	(255,561,411)	(346,789,092)
Net unrealized appreciation on investments and futures	4,402,885	56,071,583	93,394,267	76,905,847
NET ASSETS	$50,374,394	$321,156,863	$422,653,451	$232,249,649
+ Including securities loaned at value	$369,244	$33,248,005	$42,247,835	$38,383,888
* Cost of investments in securities	$45,032,128	$259,342,091	$320,035,411	$151,887,763

See Accompanying Notes to Financial Statements

29

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

	ING Disciplined LargeCap Fund	ING LargeCap Growth Fund	ING MidCap Opportunities Fund	ING SmallCap Opportunities Fund
Class A:
Net Assets	$5,087,825	$110,029,149	$127,958,230	$105,312,124
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.00	$0.01	$0.01
Shares outstanding	536,986	6,233,223	10,104,307	4,335,379
Net asset value and redemption price per share	$9.47	$17.65	$12.66	$24.29
Maximum offering price per share (5.75%)(1)	$10.05	$18.73	$13.43	$25.77
Class B:
Net Assets	$31,295,544	$115,070,783	$168,987,832	$60,704,615
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.00	$0.01	$0.01
Shares outstanding	3,445,103	6,701,823	13,937,341	2,718,854
Net asset value and redemption price per share(2)	$9.08	$17.17	$12.12	$22.33
Maximum offering price per share	$9.08	$17.17	$12.12	$22.33
Class C:
Net Assets	$13,986,491	$52,989,337	$117,912,829	$53,120,315
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.00	$0.01	$0.01
Shares outstanding	1,539,823	3,096,325	9,773,132	2,384,367
Net asset value and redemption price per share(2)	$9.08	$17.11	$12.06	$22.28
Maximum offering price per share	$9.08	$17.11	$12.06	$22.28
Class I:
Net Assets	$4,534	$37,838,639	$2,985,670	$12,792,928
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.00	$0.01	$0.01
Shares outstanding	469	2,078,840	230,208	520,134
Net asset value and redemption price per share	$9.67	$18.20	$12.97	$24.60
Maximum offering price per share	$9.67	$18.20	$12.97	$24.60
Class Q:
Net Assets	n/a	$5,228,955	$4,808,890	$319,667
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.00	$0.01	$0.01
Shares outstanding	n/a	288,779	375,977	13,082
Net asset value and redemption price per share	n/a	$18.11	$12.79	$24.44
Maximum offering price per share	n/a	$18.11	$12.79	$24.44

(1)  Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

30

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED)

	ING LargeCap Value Fund	ING MagnaCap Fund	ING MidCap Value Fund
ASSETS:
Investments in securities at value+*	$31,797,838	$376,239,011	$161,733,891
Short-term investments at amortized cost	-	-	25,264,576
Repurchase agreement	-	2,837,000	-
Cash	2,240,220	158	8,031,901
Receivables:
Fund shares sold	224,487	677	1,666,826
Dividends and interest	48,249	942,827	242,279
Prepaid expenses	47,773	30,747	18,480
Reimbursement due from manager	27,466	-	-
Total assets	34,386,033	380,050,420	196,957,953
LIABILITIES:
Payable for investment securities purchased	1,581,306	-	3,452,746
Payable for fund shares redeemed	484	185,500	156,178
Payable upon receipt of securities loaned	-	-	25,264,576
Payable to affiliates	40,871	357,735	250,102
Payable for trustee fees	1,157	58,030	1,754
Other accrued expenses and liabilities	77,179	487,410	61,487
Total liabilities	1,700,997	1,088,675	29,186,843
NET ASSETS	$32,685,036	$378,961,745	$167,771,110
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$31,290,950	$377,253,427	$163,835,217
Accumulated net investment loss	(37,850)	(274,550)	(471,989)
Accumulated net realized gain (loss) on investments	356,858	(71,632,059)	3,160,044
Net unrealized appreciation on investments	1,075,078	73,614,927	1,247,838
NET ASSETS	$32,685,036	$378,961,745	$167,771,110
+ Including securities loaned at value	$-	$-	$23,864,087
* Cost of investments in securities	$30,722,760	$302,128,558	$160,486,053

See Accompanying Notes to Financial Statements

31

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

	ING LargeCap Value Fund	ING MagnaCap Fund	ING MidCap Value Fund
Class A:
Net Assets	$14,422,617	$315,708,153	$76,288,758
Shares authorized	unlimited	80,000,000	unlimited
Par value	$0.00	$0.00	$0.001
Shares outstanding	1,415,224	28,996,894	6,745,688
Net asset value and redemption price per share	$10.19	$10.89	$11.31
Maximum offering price per share (5.75%)(1)	$10.81	$11.55	$12.00
Class B:
Net Assets	$6,789,543	$46,213,724	$43,156,840
Shares authorized	unlimited	80,000,000	unlimited
Par value	$0.00	$0.00	$0.001
Shares outstanding	668,022	4,376,450	3,875,209
Net asset value and redemption price per share(2)	$10.16	$10.56	$11.14
Maximum offering price per share	$10.16	$10.56	$11.14
Class C:
Net Assets	$8,807,918	$9,970,068	$46,159,703
Shares authorized	unlimited	20,000,000	unlimited
Par value	$0.00	$0.00	$0.001
Shares outstanding	866,836	943,545	4,145,661
Net asset value and redemption price per share(2)	$10.16	$10.57	$11.13
Maximum offering price per share	$10.16	$10.57	$11.13
Class I:
Net Assets	$2,664,958	$2,271,718	$2,145,009
Shares authorized	unlimited	50,000,000	unlimited
Par value	$0.00	$0.00	$0.001
Shares outstanding	261,620	209,911	187,674
Net asset value and redemption price per share	$10.19	$10.82	$11.43
Maximum offering price per share	$10.19	$10.82	$11.43
Class M:
Net Assets	n/a	$4,798,082	n/a
Shares authorized	n/a	5,000,000	n/a
Par value	n/a	$0.00	n/a
Shares outstanding	n/a	443,215	n/a
Net asset value and redemption price per share	n/a	$10.83	n/a
Maximum offering price per share	n/a	$10.83	n/a
Class Q:
Net Assets	n/a	n/a	$20,800
Shares authorized	n/a	n/a	unlimited
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	1,842
Net asset value and redemption price per share	n/a	n/a	$11.29
Maximum offering price per share	n/a	n/a	$11.29

(1)  Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

32

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED)

	ING SmallCap Value Fund	ING Convertible Fund	ING Equity and Bond Fund	ING Real Estate Fund
ASSETS:
Investments in securities at value+*	$154,497,494	$197,410,504	$65,854,178	$240,281,035
Short-term investments at amortized cost	34,093,573	53,943,311	-	9,043,070
Repurchase agreement	-	1,065,000	3,292,000	-
Cash	4,310,357	-	7,046	4,772,647
Cash collateral for futures	-	-	7,131	-
Foreign currencies at value***	-	388	-	-
Receivables:
Investment securities sold	104,555	-	682,795	371,916
Fund shares sold	1,545,438	59,740	744	18,500
Dividends and interest	208,077	861,652	333,554	185,499
Prepaid expenses	17,221	23,646	19,070	39,188
Total assets	194,776,715	253,364,241	70,196,518	254,711,855
LIABILITIES:
Payable for investment securities purchased	1,217,883	-	5,648,348	929,811
Payable for fund shares redeemed	99,170	495,859	32,672	-
Payable for futures variation margin	-	-	3,141	-
Payable upon receipt of securities loaned	34,093,573	53,943,311	-	9,043,070
Payable to affiliates	272,212	267,805	89,731	224,171
Payable to custodian	-	4,971	-	-
Payable for trustee fees	3,265	14,974	4,344	5,041
Other accrued expenses and liabilities	62,234	217,945	121,592	139,662
Total liabilities	35,748,337	54,944,865	5,899,828	10,341,755
NET ASSETS	$159,028,378	$198,419,376	$64,296,690	$244,370,100
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$146,347,901	$258,623,990	$75,549,304	$180,992,251
Undistributed net investment income (accumulated net investment loss)	(419,868)	789,019	140,828	2,242,494
Accumulated net realized gain (loss) on investments, foreign currencies and futures	2,209,370	(80,098,377)	(14,866,452)	2,958,782
Net unrealized appreciation on investments, foreign currencies and futures	10,890,975	19,104,744	3,473,010	58,176,573
NET ASSETS	$159,028,378	$198,419,376	$64,296,690	$244,370,100
+ Including securities loaned at value	$31,965,747	$52,558,629	$-	$8,856,992
* Cost of investments in securities	$143,606,519	$178,306,148	$62,388,209	$182,104,462

See Accompanying Notes to Financial Statements

33

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

	ING SmallCap Value Fund	ING Convertible Fund	ING Equity and Bond Fund	ING Real Estate Fund
Class A:
Net Assets	$88,102,947	$60,615,668	$34,189,443	$38,487,554
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.00	$0.00	$0.00	$0.00
Shares outstanding	6,520,546	3,271,384	2,674,821	2,698,366
Net asset value and redemption price per share	$13.51	$18.53	$12.78	$14.26
Maximum offering price per share (5.75%)(1)	$14.33	$19.66	$13.56	$15.13
Class B:
Net Assets	$26,109,462	$66,597,556	$17,407,222	$3,088,890
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.00	$0.00	$0.00	$0.00
Shares outstanding	1,966,957	3,264,430	1,262,835	216,073
Net asset value and redemption price per share(2)	$13.27	$20.40	$13.78	$14.30
Maximum offering price per share	$13.27	$20.40	$13.78	$14.30
Class C:
Net Assets	$44,235,075	$68,400,264	$12,409,157	$3,476,512
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.00	$0.00	$0.00	$0.00
Shares outstanding	3,335,852	3,600,076	1,017,491	236,663
Net asset value and redemption price per share(2)	$13.26	$19.00	$12.20	$14.69
Maximum offering price per share	$13.26	$19.00	$12.20	$14.69
Class I:
Net Assets	$514,154	n/a	n/a	$195,284,167
Shares authorized	unlimited	n/a	n/a	unlimited
Par value	$0.00	n/a	n/a	$0.00
Shares outstanding	37,796	n/a	n/a	13,112,275
Net asset value and redemption price per share	$13.60	n/a	n/a	$14.89
Maximum offering price per share	$13.60	n/a	n/a	$14.89
Class O:
Net Assets	n/a	n/a	n/a	$4,032,977
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.00
Shares outstanding	n/a	n/a	n/a	283,008
Net asset value and redemption price per share	n/a	n/a	n/a	$14.25
Maximum offering price per share	n/a	n/a	n/a	$14.25
Class Q:
Net Assets	$66,740	$2,805,888	$290,868	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.00	$0.00	$0.00	n/a
Shares outstanding	4,872	156,101	22,915	n/a
Net asset value and redemption price per share	$13.70	$17.97	$12.69	n/a
Maximum offering price per share	$13.70	$17.97	$12.69	n/a

(1)  Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

34

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

	ING Disciplined LargeCap Fund	ING LargeCap Growth Fund	ING MidCap Opportunities Fund	ING SmallCap Opportunities Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$691,060	$1,805,856	$807,753	$227,471
Interest	4,425	280	72,014	25,401
Securities lending income	684	10,762	33,398	45,707
Other	8,641	-	-	-
Total investment income	704,810	1,816,898	913,165	298,579
EXPENSES:
Investment management fees	234,184	1,172,003	2,110,695	1,086,573
Distribution and service fees:
Class A	7,838	184,836	185,922	152,861
Class B	158,729	567,446	859,197	321,149
Class C	71,301	257,635	595,408	261,952
Class Q	-	6,963	5,760	447
Transfer agent fees:
Class A	2,409	74,221	87,048	79,035
Class B	12,043	80,355	116,212	49,945
Class C	6,603	36,613	87,126	40,772
Class I	261	5,320	32	668
Class Q	-	743	55	20
Administrative service fees	33,455	156,265	367,700	242,224
Shareholder reporting expense	8,105	27,414	45,600	42,520
Registration fees	21,390	38,825	51,208	24,604
Professional fees	5,475	12,977	12,282	12,849
Custody and accounting expense	6,797	15,298	10,755	16,480
Trustee fees	1,983	4,657	6,341	8,281
Miscellaneous expense	21,990	6,733	15,019	9,126
Total expenses	592,563	2,648,304	4,556,360	2,349,506
Less:
Net recouped fees	-	(55,000)	(125,000)	-
Brokerage commission recapture	-	32,660	-	-
Net expenses	592,563	2,670,644	4,681,360	2,349,506
Net investment income (loss)	112,247	(853,746)	(3,768,195)	(2,050,927)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES:
Net realized gain (loss) on:
Investments	4,559,066	(3,952,007)	2,749,837	2,980,721
Futures	(12,554)	-	-	-
Net realized gain (loss) on investments and futures	4,546,512	(3,952,007)	2,749,837	2,980,721
Net change in unrealized appreciation or depreciation on:
Investments	(1,107,879)	4,474,101	18,335,010	14,797,287
Futures	(1,077)	-	-	-
Net change in unrealized appreciation or depreciation on investments and futures	(1,108,956)	4,474,101	18,335,010	14,797,287
Net realized and unrealized gain on investments investments and futures	3,437,556	522,094	21,084,847	17,778,008
Increase (decrease) in net assets resulting from operations	$3,549,803	$(331,652)	$17,316,652	$15,727,081
* Foreign taxes	$-	$656	$-	$-

See Accompanying Notes to Financial Statements

35

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

	ING LargeCap Value Fund	ING MagnaCap Fund	ING MidCap Value Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$246,685	$4,540,680	$951,578
Interest	-	25,519	150
Securities lending income	-	4,382	91,306
Total investment income	246,685	4,570,581	1,043,034
EXPENSES:
Investment management fees	99,146	1,368,733	676,353
Distribution and service fees:
Class A	11,578	465,906	84,150
Class B	23,788	243,240	192,338
Class C	31,717	54,872	184,336
Class M	-	18,272	-
Class Q	-	-	24
Transfer agent fees:
Class A	7,493	98,014	34,814
Class B	3,980	15,523	19,788
Class C	5,176	3,493	19,006
Class I	956	14	853
Class M	-	1,553	-
Class Q	28	-	10
Administrative service fees	11,016	-	72,364
Shareholder reporting expense	4,626	23,547	9,876
Registration fees	36,481	40,639	23,930
Professional fees	3,254	16,285	12,414
Custody and accounting expense	2,314	19,905	5,604
Trustee fees	1,102	9,006	1,614
Offering expense	50,137	-	-
Miscellaneous expense	625	16,565	2,202
Total expenses	293,417	2,395,567	1,339,676
Less:
Net waived and reimbursed (recouped) fees	96,134	-	(153,977)
Net expenses	197,283	2,395,567	1,493,653
Net investment income (loss)	49,402	2,175,014	(450,619)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	599,544	(1,812,694)	8,657,798
Net change in unrealized appreciation or depreciation on investments	1,182,223	25,384,178	(426,989)
Net realized and unrealized gain on investments	1,781,767	23,571,484	8,230,809
Increase in net assets resulting from operations	$1,831,169	$25,746,498	$7,780,190
* Foreign taxes	$-	$42,112	$-

See Accompanying Notes to Financial Statements

36

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

	ING SmallCap Value Fund	ING Convertible Fund	ING Equity and Bond Fund	ING Real Estate Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$771,846	$1,330,249	$357,175	$4,680,768
Interest	-	1,955,962	611,485	-
Securities lending income	134,338	69,737	-	5,047
Total investment income	906,184	3,355,948	968,660	4,685,815
EXPENSES:
Investment management fees	592,957	760,810	248,784	724,287
Distribution and service fees:
Class A	85,829	106,825	61,183	31,007
Class B	110,437	348,467	91,076	12,180
Class C	174,573	345,930	64,299	14,983
Class O	-	-	-	883
Class Q	75	3,691	382	-
Transfer agent fees:
Class A	39,421	25,663	19,709	2,174
Class B	12,621	29,576	10,263	221
Class C	20,054	29,415	7,192	295
Class I	162	-	-	12,266
Class O	-	-	-	159
Class Q	18	418	143	-
Administrative service fees	63,098	101,440	33,171	103,469
Shareholder reporting expense	8,607	57,030	17,751	12,301
Registration fees	22,427	26,150	23,127	30,867
Professional fees	4,338	12,613	7,402	13,014
Custody and accounting expense	2,910	15,718	20,156	7,850
Trustee fees	1,917	5,555	2,652	2,897
Miscellaneous expense	2,034	7,643	3,534	27,839
Total expenses	1,141,478	1,876,944	610,824	996,692
Less:
Net recouped fees	(163,241)	-	(20,000)	(115,001)
Brokerage commission recapture	-	-	-	72,658
Net expenses	1,304,719	1,876,944	630,824	1,039,035
Net investment income/(loss)	(398,535)	1,479,004	337,836	3,646,780
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCIES AND FUTURES:
Net realized gain (loss) on:
Investments	5,255,247	1,064,427	707,649	9,073,434
Foreign currencies	-	14,642	-	-
Futures	-	-	(19,674)	-
Net realized gain on investments, foreign currencies and futures	5,255,247	1,079,069	687,975	9,073,434
Net change in unrealized appreciation or depreciation on:
Investments	5,652,992	4,393,868	837,028	28,898,993
Foreign currencies	-	388	-	-
Futures	-	-	35,819	-
Net change in unrealized appreciation or depreciation on investments, foreign currencies and futures	5,652,992	4,394,256	872,847	28,898,993
Net realized and unrealized gain on investments, foreign currencies and futures	10,908,239	5,473,325	1,560,822	37,972,427
Increase in net assets resulting from operations	$10,509,704	$6,952,329	$1,898,658	$41,619,207
* Foreign taxes	$-	$-	$558	$-

See Accompanying Notes to Financial Statements

37

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Disciplined LargeCap Fund		ING LargeCap Growth Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment income (loss)	$112,247	$(196,511)	$(853,746)	$(2,863,179)
Net realized gain (loss) on investments and futures	4,546,512	8,281,222	(3,952,007)	39,816,143
Net change in unrealized appreciation or depreciation on invesments and futures	(1,108,956)	4,006,258	4,474,101	18,934,271
Net increase (decrease) in net assets resulting from operations	3,549,803	12,090,969	(331,652)	55,887,235
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	-	-	(3,156,967)	-
Class B	-	-	(2,693,358)	-
Class C	-	-	(1,248,300)	-
Class I	-	-	(1,216,755)	-
Class Q	-	-	(162,376)	-
Total distributions	-	-	(8,477,756)	-
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,070,186	4,879,672	61,314,036	167,009,595
Dividends reinvested	-	-	6,728,584	-
	2,070,186	4,879,672	68,042,620	167,009,595
Cost of shares redeemed	(31,450,468)	(23,356,188)	(64,106,366)	(70,231,343)
Net increase (decrease) in net assets resulting from capital share transactions	(29,380,282)	(18,476,516)	3,936,254	96,778,252
Net increase (decrease) in net assets	(25,830,479)	(6,385,547)	(4,873,154)	152,665,487
NET ASSETS:
Beginning of period	76,204,873	82,590,420	326,030,017	173,364,530
End of period	$50,374,394	$76,204,873	$321,156,863	$326,030,017
Undistributed net investment income (accumulated net investment loss) at end of period	$112,247	$-	$(9,331,502)	$-

See Accompanying Notes to Financial Statements

38

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MidCap Opportunities Fund		ING SmallCap Opportunities Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment loss	$(3,768,195)	$(3,189,037)	$(2,050,927)	$(5,073,085)
Net realized gain on investments	2,749,837	36,005,578	2,980,721	43,684,508
Net change in unrealized appreciation or depreciation on investments	18,335,010	(14,157,412)	14,797,287	20,950,754
Net increase in net assets resulting from operations	17,316,652	18,659,129	15,727,081	59,562,177
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,197,998	28,495,626	18,636,682	55,115,680
Dividends reinvested	-	373,162,486	-	-
	12,197,998	401,658,112	18,636,682	55,115,680
Cost of shares redeemed	(70,485,126)	(127,345,757)	(54,883,976)	(140,542,492)
Net increase (decrease) in net assets resulting from capital share transactions	(58,287,128)	274,312,355	(36,247,294)	(85,426,812)
Net increase (decrease) in net assets	(40,970,476)	292,971,484	(20,520,213)	(25,864,635)
NET ASSETS:
Beginning of period	463,623,927	170,652,443	252,769,862	278,634,497
End of period	$422,653,451	$463,623,927	$232,249,649	$252,769,862
Accumualted net investment loss at end of period	$(3,768,195)	$-	$(2,050,927)	$-

See Accompanying Notes to Financial Statements

39

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

		ING LargeCap Value Fund
	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004
FROM OPERATIONS:
Net investment income	$49,402	$5,355
Net realized gain on investments	599,544	8,982
Net change in unrealized appreciation or depreciation on investments	1,182,223	(107,145)
Net increase in net assets resulting from operations	1,831,169	(92,808)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(82,342)	-
Class B	(14,178)	-
Class C	(17,275)	-
Class I	(18,995)	-
Class O
Net realized gains:
Class A	(110,882)	-
Class B	(52,095)	-
Class C	(67,763)	-
Class I	(20,928)	-
Class O	-	-
Total distributions	(384,458)	-
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,137,141	11,680,876
Dividends reinvested	261,534	-
	21,398,675	11,680,876
Cost of shares redeemed	(1,284,059)	(464,359)
Net increase (decrease) in net assets resulting from capital share transactions	20,114,616	11,216,517
Net increase (decrease) in net assets	21,561,327	11,123,709
NET ASSETS:
Beginning of period	11,123,709	-
End of period	$32,685,036	$11,123,709
Undistributed net investment income (accumulated net investment loss) at end of period	$(37,850)	$45,538

(1)  Commencement of operations

See Accompanying Notes to Financial Statements

40

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MagnaCap Fund		ING MidCap Value Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment income (loss)	$2,175,014	$2,960,215	$(450,619)	$(455,900)
Net realized gain (loss) on investments	(1,812,694)	5,922,962	8,657,798	9,538,762
Net change in unrealized appreciation or depreciation on invesments	25,384,178	38,819,962	(426,989)	9,173,938
Net increase in net assets resulting from operations	25,746,498	47,703,139	7,780,190	18,256,800
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(3,660,545)	(2,197,417)	-	-
Class B	(93,647)	-	-	-
Class C	(21,507)	-	-	-
Class I	(21,582)	(112)	-	-
Class M	(16,713)	(4,890)	-	-
Class O	-	(42,794)	-	-
Net realized gains:
Class A	-	-	(5,379,868)	-
Class B	-	-	(3,140,896)	-
Class C	-	-	(3,310,535)	-
Class I	-	-	(154,805)	-
Class Q			(1,507)	-
Total distributions	(3,813,994)	(2,245,213)	(11,987,611)	-
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,321,548	35,810,247	68,181,104	90,677,565
Net proceeds from shares issued in merger	-	147,505,028	-	-
Dividends reinvested	3,316,498	1,940,774	9,165,841	-
	17,638,046	185,256,049	77,346,945	90,677,565
Cost of shares redeemed	(41,295,845)	(80,780,723)	(33,014,389)	(20,765,261)
Net increase (decrease) in net assets resulting from capital share transactions	(23,657,799)	104,475,326	44,332,556	69,912,304
Net increase (decrease) in net assets	(1,725,295)	149,933,252	40,125,135	88,169,104
NET ASSETS:
Beginning of period	380,687,040	230,753,788	127,645,975	39,476,871
End of period	$378,961,745	$380,687,040	$167,771,110	$127,645,975
Undistributed net investment income (accumulated net investment loss) at end of period	$(274,550)	$1,364,430	$(471,989)	$(21,333)

See Accompanying Notes to Financial Statements

41

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING SmallCap Value Fund		ING Convertible Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
FROM OPERATIONS:
Net investment income (loss)	$(398,535)	$(576,767)	$1,479,004	$3,558,967
Net realized gain on investments and foreign currencies	5,255,247	10,868,528	1,079,069	18,580,712
Net change in unrealized appreciation or depreciation on investments and foreign currencies	5,652,992	8,636,660	4,394,256	5,044,475
Net increase in net assets resulting from operations	10,509,704	18,928,421	6,952,329	27,184,154
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	-	-	(931,468)	(1,433,574)
Class B	-	-	(720,738)	(1,224,775)
Class C	-	-	(801,156)	(1,281,578)
Class Q	-	-	(49,687)	(99,026)
Net realized gains:
Class A	(5,340,181)	(1,073,901)	-	-
Class B	(1,592,895)	(775,481)	-	-
Class C	(2,730,797)	(949,961)	-	-
Class I	(31,243)	(22,291)	-	-
Class Q	(4,047)	(49)	-	-
Total distributions	(9,699,163)	(2,821,683)	(2,503,049)	(4,038,953)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	79,263,566	57,600,625	11,627,954	47,499,407
Dividends reinvested	7,367,984	2,135,022	1,611,454	2,581,510
	86,631,550	59,735,647	13,239,408	50,080,917
Cost of shares redeemed	(23,281,611)	(12,951,477)	(32,350,100)	(53,959,375)
Net increase (decrease) in net assets resulting from capital share transactions	63,349,939	46,784,170	(19,110,692)	(3,878,458)
Net increase (decrease) in net assets	64,160,480	62,890,908	(14,661,412)	19,266,743
NET ASSETS:
Beginning of period	94,867,898	31,976,990	213,080,788	193,814,045
End of period	$159,028,378	$94,867,898	$198,419,376	$213,080,788
Undistributed net investment income (accumulated net investment loss) at end of period	$(419,868)	$(21,333)	$789,019	$1,813,063

See Accompanying Notes to Financial Statements

42

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Equity and Bond Fund		ING Real Estate Fund
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 13, 2004
FROM OPERATIONS:
Net investment income	$337,836	$692,027	$3,646,780	$7,739,664
Net realized gain (loss) on investments and futures	687,975	(791,892)	9,073,434	18,787,767
Net change in unrealized appreciation or depreciation on investments and futures	872,847	6,008,996	28,898,993	10,691,837
Net increase in net assets resulting from operations	1,898,658	5,909,131	41,619,207	37,219,268
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(217,758)	(789,960)	(409,850)	(327,077)
Class B	(42,676)	(315,822)	(33,431)	(35,510)
Class C	(42,964)	(249,621)	(42,116)	(77,403)
Class I	-	-	(3,183,919)	(8,236,929)
Class Q	(2,104)	(6,646)	-	-
Class O	-	-	(6,743)	-
Net realized gains:
Class A	-	-	(2,268,169)	(242,273)
Class B	-	-	(184,964)	(30,332)
Class C	-	-	(206,851)	(87,401)
Class I	-	-	-	(6,232,489)
Class T	-	-	(11,900,609)	-
Class O	-	-	(199,400)	-
Total distributions	(305,502)	(1,362,049)	(18,436,052)	(15,269,414)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,894,753	18,750,762	38,765,916	73,899,420
Dividends reinvested	232,892	1,011,337	12,832,345	9,979,129
	3,127,645	19,762,099	51,598,261	83,878,549
Cost of shares redeemed	(9,905,097)	(27,110,551)	(13,582,137)	(49,590,718)
Net increase (decrease) in net assets resulting from capital share transactions	(6,777,452)	(7,348,452)	38,016,124	34,287,831
Net increase (decrease) in net assets	(5,184,296)	(2,801,370)	61,199,279	56,237,685
NET ASSETS:
Beginning of period	69,480,986	72,282,356	183,170,821	126,933,136
End of period	$64,296,690	$69,480,986	$244,370,100	$183,170,821
Undistributed net investment income at end of period	$140,828	$108,494	$2,242,494	$2,271,773

See Accompanying Notes to Financial Statements

43

ING DISCIPLINED LARGECAP FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended November 30,	Year Ended May 31,			Seven Months Ended May 31,	Year Ended October 31,	December 30, 1998(2) to October 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$8.99	7.72	8.52	9.94	11.25	11.17	10.00
Income (loss) from investment operations:
Net investment income	$0.07	0.05	0.05	0.04	0.02	0.04	0.06
Net realized and unrealized gain (loss)
on investments	$0.61	1.22	(0.85)	(1.46)	(1.33)	0.19	1.11
Total from investment operations	$0.68	1.27	(0.80)	(1.42)	(1.31)	0.23	1.17
Less distributions from:
Net realized gain from investments	$-	-	-	-	-	0.15	-
Total distributions	$-	-	-	-	-	0.15	-
Net asset value, end of period	$9.67	8.99	7.72	8.52	9.94	11.25	11.17
Total Return(3)%	7.56	16.45	(9.39)	(14.28)	(11.64)	2.00	11.70
Ratios and Supplemental Data:
Net assets, end of period (000's)	$5	22,762	19,550	21,578	25,172	28,473	27,927
Ratios to average net assets:
Net expenses after expense
reimbursement(4)%	1.03	1.09	1.12	1.00	1.04	1.07	0.98	(5)
Gross expenses prior to expense reimbursement(4)%	1.03	1.09	1.12	1.00	1.04	1.07	1.23
Net investment income after expense
reimbursement(4)%	0.54	0.55	0.70	0.46	0.27	0.34	0.62	(5)
Portfolio turnover rate %	79	200	106	149	26	57	26

(1)  The Fund changed its fiscal year end to May 31.

(2)  The Fund commenced operations on December 30, 1998.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  Expenses calculated net of taxes and advisor reimbursement.

See Accompanying Notes to Financial Statements.

44

ING LARGECAP GROWTH FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended November 30,	Year Ended May 31,		January 8, 2002(1) to May 31,
	2004	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$18.69	14.71	16.93	21.04
Income (loss) from investment operations:
Net investment loss	$0.04	(0.05)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	$0.08	4.03	(2.16)	(4.09)
Total from investment operations	$0.11	3.98	(2.22)	(4.11)
Less distributions from:
Net investment income	$0.60	-	-	-
Total distribution	$0.60	-	-	-
Net asset value, end of period	$18.20	18.69	14.71	16.93
Total Return(2)%	0.58	27.06	(13.11)	(19.53)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$37,839	36,504	22,156	26,106
Ratios to average net assets:
Net expenses after expense reimbursement
and brokerage commission recapture(3)(4)%	0.96	0.91	1.05	0.96
Net expenses after expense reimbursement(3)(4)%	0.96	0.94	1.05	0.96
Gross expenses prior to expense reimbursement(3)%	0.95	1.10	1.21	0.96
Net investment loss after expense reimbursement
and brokerage commission recapture(3)(4)%	0.22	(0.31)	(0.42)	(0.43)
Portfolio turnover rate %	40	142	291	536

	Class Q
	Six Months Ended November 30,	Year Ended May 31,			Eleven Months Ended May 31,	Year Ended June 30,	Three Months Ended June 30,
	2004	2004	2003	2002	2001(5)	2000	1999(6)
Per Share Operating Performance:
Net asset value, beginning of period	$18.58	14.66	16.92	24.81	43.71	28.43	25.24
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.11)	(0.15)	(0.44)	(0.17)	(0.20)	(0.03)
Net realized and unrealized gain (loss)
on investments	$0.10	4.03	(2.11)	(7.44)	(18.26)	15.86	3.22
Total from investment operations	$0.09	3.92	(2.26)	(7.88)	(18.43)	15.66	3.19
Less distributions from:
Net investment income	$0.56	-	-	0.01	-	-	-
Net realized gain from investments	$-	-	-	-	0.47	0.38	-
Total distributions	$0.56	-	-	0.01	0.47	0.38	-
Net asset value, end of period	$18.11	18.58	14.66	16.92	24.81	43.71	28.43
Total Return(2)%	0.48	26.74	(13.36)	(31.77)	(42.50)	55.57	12.64
Ratios and Supplemental Data:
Net assets, end of period (000's)	$5,229	6,035	6,178	16,840	12,534	24,838	6,044
Ratios to average net assets:
Net expenses after expense
reimbursement and brokerage
commission recapture(3)(4)%	1.21	1.14	1.31	1.21	1.19	1.26	1.23
Net expenses after expense reimbursement(3)(4)%	1.21	1.17	1.31	1.21	1.19	1.26	1.23
Gross expenses prior to expense
reimbursement and brokerage
commission recapture(3)%	1.20	1.32	1.47	1.21	1.19	1.26	1.25
Net investment loss after expense reimbursement(3)(4)%	(0.08)	(0.53)	(0.66)	(0.76)	(0.50)	(0.77)	(0.36)
Portfolio turnover rate %	40	142	291	536	331	139	27

(1)  Commencement of operations of Class I.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(5)  The Fund changed its fiscal year end to May 31.

(6)  Effective May 24, 1999, ING investments, LLC became the Investment Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.

See Accompanying Notes to Financial Statements.

45

ING MIDCAP OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended November 30,	Year Ended May 31,				Five Months Ended May 31,	Year Ended December 31,
	2004	2004		2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$12.33	10.33		11.29	14.73	19.26	21.34	12.99
Income (loss) from investment
operations:
Net investment loss	$(0.05)	(0.09	)*	(0.11)	(0.11)*	(0.06)	(0.13)	(0.15)
Net realized and unrealized gain (loss)
on investments	$0.69	2.09		(0.85)	(3.33)	(4.47)	0.23	12.09
Total from investment operations	$0.64	2.00		(0.96)	(3.44)	(4.53)	0.10	11.94
Less distributions from:
Net realized gain on investments	$-	-		-	-	-	2.18	3.59
Total distributions	$-	-		-	-	-	2.18	3.59
Net asset value, end of period	$12.97	12.33		10.33	11.29	14.73	19.26	21.34
Total Return(2)%	5.19	19.36		(8.50)	(23.35)	(23.52)	0.08	103.19
Ratios and Supplemental Data:
Net assets, end of period (000's)	$2,986	2,614		10,844	39,874	52,007	68,006	67,954
Ratios to average net assets:
Net expenses after expense
reimbursement(3)(4)%	1.39	1.17		1.09	1.26	1.52	1.36	1.41
Gross expenses prior to expense
reimbursement(3)%	1.34	1.31		1.41	1.50	1.52	1.36	1.41
Net investment loss after expense
reimbursement(3)(4)%	(0.93)	(0.81)		(0.71)	(0.95)	(0.97)	(0.66)	(1.04)
Portfolio turnover rate %	25	115		345	399	182	188	201

	Class Q
	Six Months Ended November 30,	Year Ended May 31,				Five Months Ended May 31,	April 4, 2000(5) to December 31,
	2004	2004		2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$12.17	10.19		11.16	14.63	19.16	22.57
Income (loss) from investment operations:
Net investment loss	$(0.06)	(0.10	)*	(0.09)	(0.17)*	(0.08)	(0.06)
Net realized and unrealized gain (loss)
on investments	$0.68	2.08		(0.88)	(3.30)	(4.45)	(1.17)
Total from investment operations	$0.62	1.98		(0.97)	(3.47)	(4.53)	(1.23)
Less distributions from:
Net realized gain from investments	$-	-		-	-	-	2.18
Total distributions	$-	-		-	-	-	2.18
Net asset value, end of period	$12.79	12.17		10.19	11.16	14.63	19.16
Total Return(2)%	5.09	19.43		(8.69)	(23.72)	(23.64)	(5.86)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$4,809	4,898		4,886	6,563	3,071	3,264
Ratios to average net assets:
Net expenses after expense
reimbursement(3)(4)%	1.51	1.45		1.33	1.63	1.82	1.61
Gross expenses prior to expense reimbursement(3)%	1.45	1.56		1.66	1.69	1.82	1.61
Net investment loss after expense
reimbursement(3)(4)%	(1.00)	(1.00)		(0.98)	(1.35)	(1.28)	(0.91)
Portfolio turnover rate %	25	115		345	399	182	188

(1)  The Fund changed its fiscal year end to May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(5)  Commencement of operations of class.

*  Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

46

ING SMALLCAP OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended November 30,	Year Ended May 31,			Five Months Ended May 31,	Year Ended December 31,	April 1, 1999(2) to December 31,
	2004	2004	2003	2002	2001(1)	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$22.76	18.27	24.07	39.02	47.47	59.54	31.78
Income (loss) from investment operations:
Net investment loss	$(0.11)	(0.23)	(0.23)	(0.36)**	(0.14)	(1.00)	(0.08)
Net realized and unrealized gain (loss)
on investments	$1.95	4.72	(5.57)	(13.60)	(8.31)	(2.17)	35.40
Total from investment operations	$1.84	4.49	(5.80)	(13.96)	(8.45)	(3.17)	35.32
Less distributions from:
Net realized gain from investments	$-	-	-	0.99	-	8.90	7.56
Total distributions	$-	-	-	0.99	-	8.90	7.56
Net asset value, end of period	$24.60	22.76	18.27	24.07	39.02	47.47	59.54
Total Return(3)%	8.08	24.58 †	(24.10)	(36.17)	(17.80)	(5.21)	126.05
Ratios and Supplemental Data:
Net assets, end of period (000's)	$12,793	11,526	8,510	10,700	- *	- *	- *
Ratios to average net assets:
Expenses(4)%	1.27	1.31	1.46	1.41	1.31	1.15	0.47
Net investment loss after expense
reimbursement(4)%	(1.01)	(1.09)	(1.37)	(1.34)	(1.03)	(0.75)	(0.35)
Portfolio turnover rate %	34	60	357	423	104	134	223

	Class Q
	Six Months Ended November 30,	Year Ended May 31,				Five Months Ended May 31,	April 4, 2000(5) to December 31,
	2004	2004		2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$22.64	18.22		24.07	38.81	47.20	60.86
Income (loss) from investment operations:
Net investment loss	$(0.17)	(0.29	)**	(0.53)	(0.51)**	(0.20)	(0.27)
Net realized and unrealized gain (loss) on investments	$1.97	4.91		(5.32)	(13.24)	(8.19)	(4.49)
Total from investment operations	$1.80	4.42		(5.85)	(13.75)	(8.39)	(4.76)
Less distributions from:
Net realized gain from investments	$-	-		-	0.99	-	8.90
Total distributions	$-	-		-	0.99	-	8.90
Net asset value, end of period	$24.44	22.64		18.22	24.07	38.81	47.20
Total Return(3)%	7.95	24.26	†	(24.30)	(35.83)	(17.78)	(8.29)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$320	463		906	3,651	2,832	2,545
Ratios to average net assets:
Expenses(4)%	1.48	1.57		1.70	1.66	1.56	1.40
Net investment loss after expense
reimbursement(4)(5)%	(1.23)	(1.36)		(1.62)	(1.62)	(1.28)	(1.10)
Portfolio turnover rate %	34	60		357	423	104	134

(1)  The Fund changed its fiscal year end to May 31.

(2)  Commencement of operations of the Fund.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  Commencement of operations of Class Q.

*  Amount represents less than $1,000.

**  Per share data calculated using average number of shares outstanding throughout the period.

†  Total return without the effect of reimbursement by affiliate for investment transaction losses would have been 24.52% and 24.15% for Class I and Class Q respectively.

See Accompanying Notes to Financial Statements.

47

ING LARGECAP VALUE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

Class I
August 2, 2004(1) to November 30, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$9.72
Income (loss) from investment operations:
Net investment income	$(0.03)
Net realized and unrealized gain (loss) on investments	$0.50
Total from investment operations	$0.47
Less distributions from:
Net investment income	$-
Net asset value, end of period	$10.19
Total Return(2)%	6.42
Ratios and Supplemental Data:
Net assets, end of period (000's)	$2,665
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.05
Gross expenses prior to expense reimbursement(3)%	1.93
Net investment after expense reimbursement(3)(4)%	1.18
Portfolio turnover rate %	21

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements.

48

ING MAGNACAP FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	March 5, 2003(1) to May 31, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$10.27	8.82	7.55
Income (loss) from investment operations:
Net investment income	$0.08	0.15	0.01
Net realized and unrealized gain (loss) on investments	$0.66	1.44	1.26
Total from investment operations	$0.74	1.59	1.27
Less distributions from:
Net investment income	$0.19	0.14	-
Net realized gain from investments	$-	-	-
Total distributions	$0.19	0.14	-
Net asset value, end of period	$10.82	10.27	8.82
Total Return(4)%	7.28	18.26	16.82
Ratios and Supplemental Data:
Net assets, end of period (000's)	$2,272	8	7
Ratios to average net assets:
Expenses(5)%	0.80	0.88	0.92
Net investment income(5)%	2.05	1.55	2.06
Portfolio turnover rate %	10	28	110

(1)  Commencement of operations of Class I.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

49

ING MIDCAP VALUE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I						Class Q
	Six Months Ended November 30,		Year Ended May 31,			March 4, 2002(1) to May 31,	Six Months Ended November 30,	Year Ended May 31,			April 17, 2002(2) to May 31,
	2004		2004		2003	2002	2004	2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning
of period	$11.61		8.39		10.30	10.20	11.54	8.36		10.28	10.52
Income (loss) from investment
operations:
Net investment income (loss)	$0.00	*	0.01	**	0.01	0.01	(0.04)	(0.02	)**	0.00 *	0.00 *
Net realized and unrealized
gain (loss) on investments	$0.70		3.21		(1.74)	0.09	0.67	3.20		(1.75)	(0.24)
Total from investment
operations	$0.70		3.22		(1.73)	0.10	0.63	3.18		(1.75)	(0.24)
Less distributions from:
Net investment income	$-		-		0.07	-	-	-		0.06	-
Net realized gain from
investments	$0.88		-		0.11	-	0.88	-		0.11	-
Total distributions	$0.88		-		0.18	-	0.88	-		0.17	-
Net asset value, end of period	$11.43		11.61		8.39	10.30	11.29	11.54		8.36	10.28
Total Return(3)%	6.15		38.38		(16.35)	0.98	5.57	38.04		(16.62)	(2.28)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$2,145		2,157		197	71	21	20		14	11
Ratios to average net assets:
Net expenses after expense
reimbursement(4)(5)%	1.41		1.46		1.28	1.24	2.11	1.67		1.54	1.52
Gross expenses prior to
expense reimbursement(4)%	1.20		1.34		1.70	2.60	1.47	1.54		1.96	2.28
Net investment income (loss)
after expense
reimbursement(4)(5)%	0.05		0.22		0.46	0.38	(0.66)	(0.16)		0.14	0.43
Portfolio turnover rate %	42		70		72	13	42	70		72	13

(1)  Commencement of operations of Class I.

(2)  Commencement of operations of Class Q.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
*  Amount represents less than $0.01 per share.

**  Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

50

ING SMALLCAP VALUE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I					Class Q
	Six Months				March 7,	Six Months			April 30,
	Ended November 30,		Year Ended May 31,		2002(1) to May 31,	Ended November 30,	Year Ended May 31,		2002(2) to May 31,
	2004		2004	2003	2002	2004	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning
of period	$13.60		9.44	10.63	10.32	13.71	9.53	10.63	11.01
Income (loss) from investment
operations:
Net investment income (loss)	$(0.00	)*	(0.04)	(0.05)	0.00 *	(0.01)	(0.01)	0.33	0.00 *
Net realized and unrealized
gain (loss) on investments	$0.89		4.94	(0.97)	0.31	0.89	4.93	(1.34)	(0.38)
Total from investment
operations	$0.89		4.90	(1.02)	0.31	0.88	4.92	(1.01)	(0.38)
Less distributions from:
Net investment income	$-		-	0.08	-	-	-	-	-
Net realized gain from
investments	$0.89		0.74	0.09	-	0.89	0.74	0.09	-
Total distributions	$0.89		0.74	0.17	-	0.89	0.74	0.09	-
Net asset value, end of period	$13.60		13.60	9.44	10.63	13.70	13.71	9.53	10.63
Total Return(3)%	6.68		53.60	(9.49)	3.00	6.55	53.29	(9.47)	(3.45)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$514		481	222	26	67	58	1	8
Ratios to average net assets:
Net expenses after expense
reimbursement(4)(5)%	1.46		1.43	1.32	1.23	1.69	1.52	1.35	1.42
Gross expenses prior to expense reimbursement(4)%	1.18		1.35	1.73	2.78	1.42	1.52	1.73	2.42
Net investment income (loss)
after expense
reimbursement(4)(5)%	(0.03)		(0.37)	(0.13)	0.17	(0.25)	(1.03)	(0.32)	0.00
Portfolio turnover rate %	16		57	54	12	16	57	54	12

(1)  The Fund commenced operations on February 1, 2002.

(2)  Class B and Class C commenced offering shares on February 4, 2002.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

51

ING CONVERTIBLE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class Q
	Six Months Ended November 30,	Year Ended May 31,			Eleven Months Ended May 31,	Year Ended June 30,	Three Months Ended June 30,
	2004	2004	2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$17.58	15.74	14.91	17.37	26.85	22.51	21.22
Income (loss) from investment operations:
Net investment income	$0.20	0.46	0.41	0.36	0.59	0.44	0.09
Net realized and unrealized gain (loss)
on investments	$0.48	1.84	0.76	(2.28)	(4.84)	7.82	1.31
Total from investment operations	$0.68	2.30	1.17	(1.92)	(4.25)	8.26	1.40
Less distributions from:
Net investment income	$0.29	0.46	0.34	0.45	0.53	0.35	0.11
Net realized gain from investments	$-	-	-	0.09	4.70	3.57	-
Total distributions	$0.29	0.46	0.34	0.54	5.23	3.92	0.11
Net asset value, end of period	$17.97	17.58	15.74	14.91	17.37	26.85	22.51
Total Return(3)%	3.93	14.72	8.11	(11.12)	(17.50)	40.36	6.62
Ratios and Supplemental Data:
Net assets, end of period (000's)	$2,806	3,176	4,030	8,626	29,629	56,165	17,537
Ratios to average net assets:
Net expenses after expense
reimbursement(4)(5)%	1.25	1.26	1.36	1.19	1.15	1.25	1.23
Gross expenses prior to expense
reimbursement(4)%	1.25	1.26	1.36	1.19	1.14	1.25	1.23
Net investment income after expense
reimbursement(4)(5)%	2.06	2.37	2.78	2.23	2.47	1.88	2.04
Portfolio turnover rate %	27	138	97	100	145	129	28

(1)  The Fund changed its fiscal year end to May 31.

(2)  Effective May 24, 1999, ING Investments, LLC became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding thededuction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements.

52

ING EQUITY AND BOND FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class Q
	Six Months Ended November 30,	Year Ended May 31,				Eleven Months Ended May 31,	Year Ended June 30,	Three Months Ended June 30,
	2004	2004		2003	2002	2001(1)	2000	1999(2)
Per Share Operating Performance:
Net asset value, beginning of period	$12.38	11.63		11.98	13.23	14.94	19.04	18.85
Income (loss) from investment operations:
Net investment income	$0.09	0.17		0.28	0.42	0.44	0.54	0.11
Net realized and unrealized gain (loss)
on investments	$0.30	0.86		(0.38)	(1.15)	(0.54)	(0.57)	0.16
Total from investment operations	$0.39	1.03		(0.10)	(0.73)	(0.10)	(0.03)	0.27
Less distributions from:
Net investment income	$0.08	0.28		0.25	0.47	0.47	0.40	0.08
Net realized gain from investments	$-	-		-	0.05	1.14	3.67	-
Total distributions	$0.08	0.28		0.25	0.52	1.61	4.07	0.08
Net asset value, end of period	$12.69	12.38		11.63	11.98	13.23	14.94	19.04
Total Return(3)%	3.20	8.93	†	(0.61)	(5.53)	(0.70)	(0.60)	1.44
Ratios and Supplemental Data:
Net assets, end of period (000's)	$291	324		222	191	373	230	190
Ratios to average net assets:
Net expenses after expense
reimbursement(4)(5)%	1.48	1.49		1.50	1.40	1.25	1.30	1.25
Gross expenses prior to expense
reimbursement(4)%	1.42	1.48		1.61	1.40	1.46	1.51	1.51
Net investment income after expense
reimbursement(4)(5)%	1.43	1.39		2.70	3.31	3.61	3.36	2.30
Portfolio turnover rate %	36	302		129	145	76	173	63

(1)  The Fund changed its fiscal year end to May 31.

(2)  Effective May 24, 1999, ING investments, LLC became the Investment Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

†  Total return without the effect of reimbursement by affiliate for investment transaction losses would have been 8.84% for Class Q.

See Accompanying Notes to Financial Statements.

53

ING REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended November 30,	Year Ended May 31,	Period Ended May 31,	Year Ended October 31,
	2004	2003	2003(1)	2002	2001	2000	1999
Per Share Operating Performance:
Net asset value, beginning of period	$13.28	11.45	9.98	9.77	9.57	8.24	9.10
Income (loss) from investment operations:
Net investment income	$0.25	0.58	0.20	0.60	0.50	0.69	0.49
Net realized and unrealized gain (loss)
on investments	$2.57	2.43	1.47	0.23	0.27	1.21	(0.80)
Total from investment operations	$2.82	3.01	1.67	0.83	0.77	1.90	(0.31)
Less distributions from:
Net investment income	$0.26	0.67	0.20	0.62	0.57	0.57	0.55
Net realized gain from investments	$0.95	0.51	-	-	-	-	-
Total distributions	$1.21	1.18	0.20	0.62	0.57	0.57	0.55
Net asset value, end of period	$14.89	13.28	11.45	9.98	9.77	9.57	8.24
Total Return(2)%	25.63	27.24	16.95	8.06	7.88	23.78	3.70
Ratios and Supplemental Data:
Net assets, end of period (000's)	$195,284	161,904	125,645	97,331	76,188	64,447	55,968
Ratios to average net assets:
Net expenses after expense
reimbursement(3)(4)%	0.88	0.96	1.00	0.98	1.00	1.00	1.00
Gross expenses prior to expense
reimbursement(3)%	0.83	1.06	1.19	0.98	1.03	1.05	1.11
Net investment income after expense
reimbursement(3)(4)%	3.66	4.69	4.26	4.29	4.84	5.71	5.37
Portfolio turnover rate %	37	132	62	106	77	93	67

(1)  On November 4, 2002, pursuant to an Agreement and Plan of Reorganization dated August 20, 2002, all of the assets and liabilities of the CRA Realty Shares Portfolio were transferred to the newly created ING Real Estate Fund in exchange for shares of the ING Real Estate Fund. The financial highlight information presented for periods prior to November 4, 2002 reflects the activity of the CRA Realty Shares Portfolio. The ING Real Estate Fund has adopted a fiscal year end of May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements.

54

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED)

NOTE 1 - ORGANIZATION

Organization. The ING Funds contained within this book are comprised of ING Equity Trust ("IET") and ING Investment Funds, Inc. ("IIF") both of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended.

IET is a Massachusetts business trust organized on June 12, 1998 with twenty-three separate series (Portfolios). Eleven of which are discussed in this report: ING Disciplined LargeCap Fund ("Disciplined LargeCap"), ING LargeCap Growth Fund ("LargeCap Growth"), ING MidCap Opportunities Fund ("MidCap Opportunities"), ING SmallCap Opportunities Fund ("SmallCap Opportunities"), ING LargeCap Value Fund ("LargeCap Value"), ING MidCap Value Fund ("MidCap Value"), ING SmallCap Value Fund ("SmallCap Value"), ING Convertible Fund ("Convertible"), ING Equity and Bond Fund ("Equity and Bond") and ING Real Estate Fund ("Real Estate"). IIF is a Maryland Corporation organized on July 7, 1969 with one Portfolio, ING MagnaCap Fund ("MagnaCap").

Each Fund offers at least three of the following classes of shares: Class A, Class B, Class C, Class I, Class M, Class O and Class Q. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. No class preferential dividend rights exist. Differences in per share dividend rates generally results from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Funds' valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Funds' Board of Directors/Trustees (''Board''), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the Fund's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities. Research services use statistical analyses and quantitative models to help determine fair value as of the time

55

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)

a Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in 60 days or less from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the funds. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities - at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses - at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government securities. These risks include but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government securities.

D.  Foreign Currency Transactions and Futures Contracts. Certain funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as

56

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)

variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.  Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund pays dividends, if any, as follows:

Annually	Semi-Annually
Disciplined LargeCap	MagnaCap
LargeCap Growth
Quarterly
MidCap Opportunities
SmallCap Opportunities	Convertible
LargeCap Value	Equity and Bond
MidCap Value	Real Estate
SmallCap Value

Each Fund distributes capital gains, to the extent available, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

F.  Federal Income Taxes. It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

The Funds may utilize equalization accounting for tax purposes, where by a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

G.  Use of Estimates. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H.  Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I.  Options Contracts. Each Funds may purchase put and call options and may write (sell) put options and covered call options. The Funds may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Funds will realize a gain or loss upon  the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

57

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)

J.  Securities Lending. Each Fund has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Fund has the right to use collateral to offset losses incurred. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.

K.  Offering Costs. Offering costs are capitalized and amortized on a straight line basis over a period of twelve months.

L.  Illiquid and Restricted Securities. Each Fund may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Each Fund also may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and generally may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board.

M.  Delayed Delivery Transactions. Each Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in each Fund's Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds' custodian sufficient to cover the purchase price.

N.  Mortgage Dollar Roll Transactions. In connection with a Fund's ability to purchase or sell securities on a when-issued basis, the Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Funds account for dollar roll transactions as purchases and sales.

NOTE 3 - INVESTMENT TRANSACTIONS

For the six months ended November 30, 2004, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Disciplined LargeCap	$52,790,720	$81,930,384
LargeCap Growth	125,403,346	129,217,717
MidCap Opportunities	105,857,740	178,501,008
SmallCap Opportunities	77,628,487	117,895,157
LargeCap Value	24,096,258	4,359,730
MagnaCap	37,811,928	65,086,971
MidCap Value	88,695,426	57,880,610
SmallCap Value	77,638,421	19,300,495
Convertible	53,381,754	74,327,783
Equity and Bond	24,561,128	28,708,066
Real Estate	96,961,140	75,381,250

U.S. Governemnt securities not included above were as follows:

	Purchases	Sales
Equity and Bond	$49,664,983	$53,462,074

NOTE 4 - INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Funds entered into Investment Management Agreements with ING Investments, LLC (the "Investment Manager"). The Investment Management

58

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 4 - INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Agreements compensate the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

As a Percent of Average Net Assets
Disciplined LargeCap	0.70%

LargeCap Growth*	0.75% on first $500 million; 0.675% onnext $500 million; and 0.65% in excess of $1 billion

MidCap Opportunities	1.00% on first $500 million; and 0.90% thereafter

SmallCap Opportunities	1.00% on first $100 million; 0.90% on next $150 million; 0.80% on next $250 million; and 0.75% in excess of $500 million

LargeCap Value	0.90% on first $50 million; 0.85% on next $450 million; and 0.80% thereafter

MagnaCap	1.00% on first $30 million; 0.75% on next $220 million; 0.625% on next $200 million; and 0.50% in excess of $450 million

MidCap Value	1.00% on first $50 million; and 0.90% thereafter

SmallCap Value	1.00% on first $50 million; and 0.90% thereafter

Convertible	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion

Equity and Bond	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion

Real Estate	0.70%

* Assets are aggregated with ING VP LargeCap Growth Portfolio to determine fees.

ING Investment Management Co. (formerly, Aeltus Investment Management, Inc. "ING IM"), a registered investment adviser, serves as Sub-Adviser to the MidCap Opportunities Fund, SmallCap Opportunities Fund, Disciplined LargeCap Fund, MagnaCap Fund, Convertible Fund and the Equity and Bond Fund pursuant to Sub-Advisory Agreements between the Investment Manager and ING IM.

Brandes Investment Partners, LP ("Brandes"), a registered investment adviser, serves as Sub-Adviser to the LargeCap Value, MidCap Value and SmallCap Value Funds pursuant to a Sub-Advisory Agreement between the Investment Manager and Brandes.

Wellington Management Company, LLP is the Sub-Adviser to the LargeCap Growth Fund.

ING Clarion Real Estate Securities L.P. ("ING Clarion"), a registered investment adviser, is the Sub-Adviser to the Real Estate Fund pursuant to a Sub-Advisory Agreement between the Investment Manager and ING Clarion.

ING Funds Services, LLC (the "Administrator" or "IFS"), serves as administrator to each Fund except MagnaCap. The Funds pay the Administrator a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets.

MagnaCap has entered into a Shareholder Service Agreement with IFS whereby IFS will act as Shareholder Service Agent for the Fund. The agreement provides that IFS will be compensated for incoming and outgoing shareholder telephone calls and letters, and all reasonable out-of-pocket expenses incurred in connection with the performance of such services.

MidCap Opportunities and SmallCap Opportunities also pay IFS an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of beneficial owners of shares.

The Investment Manager, ING IM, ING Clarion, IFS and the Distributor are indirect wholly-owned subsidiaries of ING Groep N.V., a global financial institution active in the fields of banking, insurance and asset management.

NOTE 5 - DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except as noted below) has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or

59

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 5 - DISTRIBUTION AND SERVICE FEES (continued)

Service Fee based on average daily net assets at the following rates:

	Class A	Class B and C	Class I	Class M	Class O	Class Q
Disciplined LargeCap	0.30%	1.00%	N/A	N/A	N/A	N/A
LargeCap Growth	0.35%	1.00%	N/A	N/A	N/A	0.25%
MidCap Opportunities	0.30%	1.00%	N/A	N/A	N/A	0.25%
SmallCap Opportunities	0.30%	1.00%	N/A	N/A	N/A	0.25%
LargeCap Value	0.25%	1.00%	N/A	N/A	N/A	N/A
MagnaCap	0.30%	1.00%	N/A	0.75%	N/A	N/A
MidCap Value	0.25%	1.00%	N/A	N/A	N/A	0.25%
SmallCap Value	0.25%	1.00%	N/A	N/A	N/A	0.25%
Convertible	0.35%	1.00%	N/A	N/A	N/A	0.25%
Equity and Bond	0.35%	1.00%	N/A	N/A	N/A	0.25%
Real Estate	0.25%	1.00%	N/A	N/A	0.25%	0.25%

For the six months ended November 30, 2004, the Distributor has retained $163,391 as sales charges from the proceeds of Class A Shares sold, $22,085 and $20,318 from the proceeds of Class A Shares and Class C Shares redeemed, respectively and $90 from the proceeds of Class M Shares sold.

NOTE 6 - OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Investment Manager may direct the Funds' portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Funds are reflected as brokerage commission recapture in the Statements of Operations.

At November 30, 2004, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Services and Distribution Fees	Recoupment	Total
Disciplined LargeCap	$29,088	$4,155	$38,588	$-	$71,831
LargeCap Growth	195,865	26,113	169,316	52,518	443,812
MidCap Opportunities	347,009	34,698	268,401	78,604	728,712
SmallCap Opportunities	178,898	18,963	119,237	-	317,098
LargeCap Value	23,174	2,575	15,122	-	40,871
MagnaCap	225,948	-	127,002	4,785	357,735
MidCap Value	120,377	12,918	83,556	33,251	250,102
SmallCap Value	115,731	12,402	71,079	73,000	272,212
Convertible	122,402	16,319	129,084	-	267,805
Equity and Bond	39,852	5,313	34,567	9,999	89,731
Real Estate	136,515	19,501	13,026	55,129	224,171

At November 30, 2004, ING Life Insurance & Annuity Company, a wholly-owned indirect subsidiary of ING Groep N.V., held 11.1% of the Real Estate Fund. At November 30, 2004, certain non-affiliated individuals and entities owned separately the following percentage of the Real Estate Fund: 5.3% and 22.9%. Investment activities of these shareholders could have a material impact on the Funds.

NOTE 7 - OTHER ACCRUED EXPENSES AND LIABILITIES

At November 30, 2004, the funds had following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Payable for Custody and Accounting Fees
Disciplined LargeCap	$14,496
Payable for Transfer Agent Fees
Disciplined LargeCap	$28,931
MagnaCap	188,311
Payable for Shareholder Reporting Expenses
Disciplined LargeCap	$62,990
MagnaCap	206,738

NOTE 8 - EXPENSE LIMITATIONS

For the following Funds, the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class A	Class B	Class C	Class I	Class O	Class Q
LargeCap Growth	1.45%	2.10%	2.10%	1.10%	N/A	1.35%
MidCap Opportunities	1.75%	2.45%	2.45%	1.45%	N/A	1.60%
LargeCap Value	1.45%	2.20%	2.20%	1.20%	N/A	N/A
MidCap Value	1.75%	2.50%	2.50%	1.50%	N/A	1.75%
SmallCap Value	1.75%	2.50%	2.50%	1.50%	N/A	1.75%
Convertible	1.60%	2.25%	2.25%	N/A	N/A	1.50%
Equity and Bond	1.60%	2.25%	2.25%	N/A	N/A	1.50%
Real Estate	1.45%	2.20%	2.20%	1.00%	1.45%	1.45%

Each Fund will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund.

Outstanding reimbursement balances due to the Funds, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from Manager on the accompanying Statements of Assets and Liabilities.

60

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 8 - EXPENSE LIMITATIONS (continued)

As of November 30, 2004, the cumulative amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

	November 30,
	2005	2006	2007	Total
LargeCap Growth	$263,850	$365,234	$23,483	$652,567
MidCap Opportunities	554,148	398,893	-	953,041
LargeCap Value	-	-	145,120	145,120
MidCap Value	-	20,025	-	20,025
SmallCap Value	9,105	42,868	-	51,973
Real Estate	-	123,825	-	123,825

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 - LINE OF CREDIT

All of the Funds included in this report, in addition to certain other funds managed by the Investment Manager have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The following Funds utilized the line of credit during the six months ended November 30, 2004:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
MidCap Opportunities	8	818,125	1.82%
SmallCap Opportunities	14	1,173,996	2.13%
MagnaCap	3	576,667	2.35%
SmallCap Value	4	1,185,000	2.49%
Convertible	14	1,026,951	2.22%
Real Estate	1	4,300,000	1.80%

NOTE 10 - CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Disciplined LargeCap (Number of Shares)
Shares sold	51,840	113,903	166,227	389,459	19,552	84,889
Shares redeemed	(122,484)	(453,135)	(591,037)	(1,178,718)	(274,401)	(1,202,854)
Net decrease in shares outstanding	(70,644)	(339,232)	(424,810)	(789,259)	(254,849)	(1,117,965)
Disciplined LargeCap ($)
Shares sold	$463,191	$970,844	$1,432,573	$3,217,947	$174,422	$690,881
Shares redeemed	(1,076,198)	(3,704,827)	(4,937,725)	(9,667,160)	(2,294,763)	(9,984,201)
Net decrease	$(613,007)	$(2,733,983)	$(3,505,152)	$(6,449,213)	$(2,120,341)	$(9,293,320)
	Class I Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Disciplined LargeCap (Number of Shares)
Shares sold	-	-
Shares redeemed	(2,531,779)	-
Net decrease in shares outstanding	(2,531,779)	-
Disciplined LargeCap ($)
Shares sold	$-	$-
Shares redeemed	(23,141,782)	-
Net decrease	$(23,141,782)	$-

61

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
LargeCap Growth (Number of Shares)
Shares sold	2,189,218	4,717,809	666,364	3,033,622	465,836	1,665,504
Dividends reinvested	146,425	-	111,851	-	49,176	-
Shares redeemed	(2,168,903)	(1,508,196)	(886,581)	(1,409,436)	(500,211)	(842,766)
Net increase (decrease) in shares outstanding	166,740	3,209,613	(108,366)	1,624,186	14,801	822,738
LargeCap Growth ($)
Shares sold	$38,528,666	$77,600,379	$11,338,359	$48,308,654	$7,828,856	$25,792,950
Dividends reinvested	2,601,968	-	1,933,909	-	847,791	-
Shares redeemed	(37,589,048)	(24,659,524)	(14,849,443)	(22,603,682)	(8,385,013)	(13,587,922)
Net increase (decrease)	$3,541,586	$52,940,855	$(1,577,175)	$25,704,972	$291,634	$12,205,028
	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
LargeCap Growth (Number of Shares)
Shares sold	178,623	650,093	21,137	252,367
Dividends reinvested	66,417	-	7,030	-
Shares redeemed	(119,403)	(202,685)	(64,228)	(348,885)
Net increase (decrease) in shares outstanding	125,637	447,408	(36,061)	(96,518)
LargeCap Growth ($)
Shares sold	$3,231,684	$11,253,002	$386,471	$4,054,610
Dividends reinvested	1,216,755	-	128,161	-
Shares redeemed	(2,129,403)	(3,512,313)	(1,153,459)	(5,867,902)
Net increase (decrease)	$2,319,036	$7,740,689	$(638,827)	$(1,813,292)
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MidCap Opportunities (Number of Shares)
Shares sold	761,487	1,036,073	168,479	733,927	83,761	329,723
Shares issued in merger	-	7,257,045	-	13,295,946	-	5,847,535
Shares redeemed	(1,712,984)	(1,584,581)	(2,736,169)	(1,932,970)	(1,709,173)	(1,727,198)
Net increase (decrease) in shares outstanding	(951,497)	6,708,537	(2,567,690)	12,096,903	(1,625,412)	4,450,060
MidCap Opportunities ($)
Shares sold	$8,917,692	$11,933,398	$1,919,978	$8,169,093	$943,468	$3,570,794
Shares issued in merger	-	90,057,643	-	158,660,384	-	69,438,190
Shares redeemed	(20,055,661)	(18,290,662)	(30,803,978)	(21,648,477)	(19,115,772)	(19,175,206)
Net increase (decrease)	$(11,137,969)	$83,700,379	$(28,884,000)	$145,181,000	$(18,172,304)	$53,833,778

62

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MidCap Opportunities (Number of Shares)
Shares sold	32,492	137,735	2,513	295,722
Shares issued in merger	-	4,319,450	-	17,144
Shares redeemed	(14,345)	(5,294,804)	(28,902)	(390,135)
Net increase (decrease) in shares outstanding	18,147	(837,619)	(26,389)	(77,269)
MidCap Opportunities ($)
Shares sold	$387,678	$1,697,334	$29,182	$3,125,007
Shares issued in merger	-	54,791,843	-	214,426
Shares redeemed	(174,631)	(64,078,651)	(335,084)	(4,152,761)
Net increase (decrease)	$213,047	$(7,589,474)	$(305,902)	$(813,328)
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
SmallCap Opportunities (Number of Shares)
Shares sold	709,123	1,922,887	42,965	324,368	23,097	110,776
Shares redeemed	(1,074,212)	(3,854,778)	(1,065,657)	(1,650,166)	(394,572)	(1,121,973)
Net increase (decrease) in shares outstanding	(365,089)	(1,931,891)	(1,022,692)	(1,325,798)	(371,475)	(1,011,197)
SmallCap Opportunities ($)
Shares sold	$15,788,738	$41,773,565	$882,557	$6,706,707	$464,323	$2,424,180
Shares redeemed	(23,735,242)	(80,177,493)	(21,785,610)	(33,798,668)	(8,024,914)	(22,678,422)
Net increase (decrease)	$(7,946,504)	$(38,403,928)	$(20,903,053)	$(27,091,961)	$(7,560,591)	$(20,254,242)
	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
SmallCap Opportunities (Number of Shares)
Shares sold	66,536	186,283	-	1,160
Shares redeemed	(52,813)	(145,691)	(7,358)	(30,438)
Net increase (decrease) in shares outstanding	13,723	40,592	(7,358)	(29,278)
SmallCap Opportunities ($)
Shares sold	$1,501,064	$4,182,902	$-	$28,326
Shares redeemed	(1,176,441)	(3,235,935)	(161,769)	(651,974)
Net increase (decrease)	$324,623	$946,967	$(161,769)	$(623,648)
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004	Six Months Ended November 30, 2004	February 2, 2004(1) to May 31, 2004
LargeCap Value (Number of Shares)
Shares sold	998,189	518,761	413,099	283,191	493,764	400,925
Dividends reinvested	14,581	-	4,783	-	6,111	-
Shares redeemed	(87,531)	(28,776)	(20,073)	(12,978)	(27,131)	(6,833)
Net increase in shares outstanding	925,239	489,985	397,809	270,213	472,744	394,092
LargeCap Value ($)
Shares sold	$9,803,063	$5,037,124	$4,039,690	$2,755,909	$4,796,388	$3,887,843
Dividends reinvested	149,894	-	48,999	-	62,641	-
Shares redeemed	(866,916)	(274,359)	(195,910)	(124,117)	(261,156)	(65,883)
Net increase	$9,086,041	$4,762,765	$3,892,779	$2,631,792	$4,597,873	$3,821,960

(1) Commencement of operations.

63

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class I Shares
	August 2, 2004(1) to November 30, 2004
LargeCap Value (Number of Shares)
Shares sold	257,733
Dividends reinvested	3,887
Shares redeemed	-
Net increase in shares outstanding	261,620
LargeCap Value ($)
Shares sold	$2,500,000
Dividends reinvested	39,923
Shares redeemed	-
Net increase	$2,539,923
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MagnaCap (Number of Shares)
Shares sold	1,007,491	2,598,002	127,846	715,715	26,553	263,235
Shares issued in merger	-	14,679,883	-	443,560	-	235,540
Dividends reinvested	301,850	203,397	6,892	-	1,810	-
Shares redeemed	(2,579,765)	(5,008,192)	(1,089,709)	(1,805,792)	(245,138)	(315,710)
Net increase (decrease) in shares outstanding	(1,270,424)	12,473,090	(954,971)	(646,517)	(216,775)	183,065
MagnaCap ($)
Shares sold	$10,456,168	$25,810,263	$1,286,003	$7,106,156	$268,486	$2,618,410
Shares issued in merger	-	141,208,171	-	4,106,720	-	2,182,353
Dividends reinvested	3,192,414	1,893,245	68,642	-	18,047	-
Shares redeemed	(26,904,590)	(49,598,073)	(10,937,153)	(17,200,575)	(2,487,389)	(2,831,500)
Net increase (decrease)	$(13,256,008)	$119,313,606	$(9,582,508)	$(5,987,699)	$(2,200,856)	$1,969,263
	Class I Shares		Class M Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MagnaCap (Number of Shares)
Shares sold	221,490	-	1,636	30,375	-	-
Shares issued in merger	-	2	-	-	-	807
Dividends reinvested	1,995	12	1,533	506	-	4,830
Shares redeemed	(14,363)	(2)	(78,720)	(369,836)	(814)	(847,215)
Net increase (decrease) in shares outstanding	209,122	12	(75,551)	(338,955)	(814)	(841,578)
MagnaCap ($)
Shares sold	$2,294,178	$-	$16,713	$275,418	$-	$-
Shares issued in merger	-	18	-	-	-	7,766
Dividends reinvested	21,582	111	15,813	4,431	-	42,987
Shares redeemed	(152,409)	(21)	(805,860)	(3,437,895)	(8,444)	(7,712,659)
Net increase (decrease)	$2,163,351	$108	$(773,334)	$(3,158,046)	$(8,444)	$(7,661,906)

(1) Commencement of operations.

64

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MidCap Value (Number of Shares)
Shares sold	3,579,577	4,389,175	945,597	1,916,154	1,434,397	1,895,746
Dividends reinvested	385,030	-	214,551	-	213,558	-
Shares redeemed	(2,304,605)	(1,100,635)	(340,795)	(323,780)	(306,631)	(534,781)
Net increase in shares outstanding	1,660,002	3,288,540	819,353	1,592,374	1,341,324	1,360,965
MidCap Value ($)
Shares sold	$41,280,708	$47,731,690	$10,710,789	$20,528,670	$16,189,607	$20,537,186
Dividends reinvested	4,301,356	-	2,360,063	-	2,349,128	-
Shares redeemed	(25,637,914)	(12,000,827)	(3,790,654)	(3,379,087)	(3,450,323)	(5,326,519)
Net increase	$19,944,150	$35,730,863	$9,280,198	$17,149,583	$15,088,412	$15,210,667
	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
MidCap Value (Number of Shares)
Shares sold	-	167,376	-	-
Dividends reinvested	13,266	-	135	-
Shares redeemed	(11,385)	(5,110)	-	-
Net increase in shares outstanding	1,881	162,266	135	-
MidCap Value ($)
Shares sold	$-	$1,880,019	$-	$-
Dividends reinvested	153,787	-	1,507	-
Shares redeemed	(135,498)	(58,828)	-	-
Net increase	$18,289	$1,821,191	$1,507	$-
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
SmallCap Value (Number of Shares)
Shares sold	4,168,645	2,394,934	534,967	752,515	1,306,443	1,373,071
Dividends reinvested	324,833	83,905	98,206	55,029	137,839	50,521
Shares redeemed	(1,343,277)	(409,889)	(149,120)	(201,315)	(274,000)	(455,949)
Net increase in shares outstanding	3,150,201	2,068,950	484,053	606,229	1,170,282	967,643
SmallCap Value ($)
Shares sold	$55,188,734	$30,977,651	$7,025,405	$9,220,990	$17,041,617	$17,186,034
Dividends reinvested	4,281,297	940,575	1,271,774	611,375	1,783,641	560,781
Shares redeemed	(17,838,218)	(5,024,204)	(1,908,851)	(2,376,307)	(3,537,268)	(5,504,573)
Net increase	$41,631,813	$26,894,022	$6,388,328	$7,456,058	$15,287,990	$12,242,242
	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
SmallCap Value (Number of Shares)
Shares sold	205	13,396	370	4,134
Dividends reinvested	2,260	1,983	303	-
Shares redeemed	-	(3,604)	-	-
Net increase in shares outstanding	2,465	11,775	673	4,134
SmallCap Value ($)
Shares sold	$2,810	$158,274	$5,000	$57,676
Dividends reinvested	29,951	22,291	4,047	-
Shares redeemed	-	(46,393)	-	-
Net increase	$32,761	$134,172	$9,047	$57,676

65

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Convertible (Number of Shares)
Shares sold	374,702	1,298,675	140,780	739,659	112,815	557,509
Dividends reinvested	37,842	60,283	24,184	42,820	21,723	35,305
Shares redeemed	(644,139)	(1,003,751)	(672,948)	(1,078,475)	(378,972)	(744,929)
Net increase (decrease) in shares outstanding	(231,595)	355,207	(507,984)	(295,996)	(244,434)	(152,115)
Convertible ($)
Shares sold	$6,753,786	$22,561,007	$2,780,427	$14,414,494	$2,081,591	$10,042,116
Dividends reinvested	683,419	1,052,348	481,004	813,670	402,497	627,776
Shares redeemed	(11,570,432)	(17,665,114)	(13,314,403)	(20,919,881)	(6,982,232)	(13,528,070)
Net increase (decrease)	$(4,133,227)	$5,948,241	$(10,052,972)	$(5,691,717)	$(4,498,144)	$(2,858,178)
	Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Convertible (Number of Shares)
Shares sold	704	27,805
Dividends reinvested	2,542	5,192
Shares redeemed	(27,818)	(108,400)
Net increase (decrease) in shares outstanding	(24,572)	(75,403)
Convertible ($)
Shares sold	$12,150	$481,790
Dividends reinvested	44,534	87,716
Shares redeemed	(483,033)	(1,846,310)
Net increase (decrease)	$(426,349)	$(1,276,804)
	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Equity and Bond (Number of Shares)
Shares sold	106,090	887,579	108,252	437,744	7,269	141,155
Dividends reinvested	13,886	53,776	2,096	15,763	2,345	13,925
Shares redeemed	(349,668)	(1,045,795)	(290,619)	(782,074)	(132,365)	(285,420)
Net increase (decrease) in shares outstanding	(229,692)	(104,440)	(180,271)	(328,567)	(122,751)	(130,340)
Equity and Bond ($)
Shares sold	$1,325,834	$10,932,304	$1,459,661	$5,924,840	$86,354	$1,627,156
Dividends reinvested	174,303	644,730	28,384	201,540	28,101	158,421
Shares redeemed	(4,360,582)	(13,177,888)	(3,908,740)	(10,424,076)	(1,570,483)	(3,316,399)
Net increase (decrease)	$(2,860,445)	$(1,600,854)	$(2,420,695)	$(4,297,696)	$(1,456,028)	$(1,530,822)
	Class Q Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Equity and Bond (Number of Shares)
Shares sold	1,836	22,261
Dividends reinvested	169	556
Shares redeemed	(5,240)	(15,787)
Net increase (decrease) in shares outstanding	(3,235)	7,030
Equity and Bond ($)
Shares sold	$22,904	$266,462
Dividends reinvested	2,104	6,646
Shares redeemed	(65,292)	(192,188)
Net increase (decrease)	$(40,284)	$80,920

66

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 10 - CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Real Estate (Number of Shares)
Shares sold	1,296,961	1,380,337	61,751	166,580	49,705	292,977
Dividends reinvested	185,743	43,360	13,596	3,900	15,446	12,292
Shares redeemed	(82,888)	(213,905)	(14,977)	(28,211)	(35,006)	(112,603)
Net increase (decrease) in shares outstanding	1,399,816	1,209,792	60,370	142,269	30,145	192,666
Real Estate ($)
Shares sold	$17,848,353	$16,994,026	$849,451	$2,087,459	$688,996	$3,611,743
Dividends reinvested	2,584,373	538,693	189,646	48,871	220,956	154,981
Shares redeemed	(1,121,002)	(2,582,779)	(204,720)	(344,880)	(483,364)	(1,396,621)
Net increase (decrease)	$19,311,724	$14,949,940	$834,377	$1,791,450	$426,588	$2,370,103
	Class I Shares		Class O
	Six Months Ended November 30, 2004	Year Ended May 31, 2004	September 15, 2004(1) to November 30, 2004
Real Estate (Number of Shares)
Shares sold	1,082,086	4,052,833	292,138
Dividends reinvested	665,515	735,129	14,205
Shares redeemed	(829,154)	(3,565,560)	(23,335)
Net increase (decrease) in shares outstanding	918,447	1,222,402	283,008
Real Estate ($)
Shares sold	$15,222,356	$51,206,192	$4,156,760
Dividends reinvested	9,638,943	9,236,584	198,427
Shares redeemed	(11,434,487)	(45,266,438)	(338,564)
Net increase (decrease)	$13,426,812	$15,176,338	$4,016,623

(1) Commencement of operations.

67

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 11 - SECURITIES LENDING

Under an agreement with The Bank of New York ("BNY"), the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The collateral received is reflected in the Portfolio of Investments as collateral for securities loaned. Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. The Funds bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund. At November 30, 2004, the Funds had securities on loan with the following market values:

	Value of Securities Loaned	Value of Collateral
Disciplined LargeCap	$369,244	$379,129
LargeCap Growth	33,248,005	34,202,610
MidCap Opportunities	42,247,835	43,961,923
SmallCap Opportunities	38,383,888	39,670,466
MidCap Value	23,864,087	25,264,576
SmallCap Value	31,965,747	34,093,573
Convertible	52,558,629	53,943,311
Real Estate	8,856,992	9,043,070

NOTE 12 - WHEN ISSUED SECURITIES

The Equity and Bond Fund, at times, may purchase FNMA/GNMA certificates on a delayed delivery, forward or when-issued basis with payment and delivery often taking place a month or more after the initiation of the transaction. It is the Fund's policy to record when-issued FNMA/GNMA certificates (and the corresponding obligation to pay for the securities) at the time the purchase commitment becomes fixed - generally on the trade date. It is also the Fund's policy to segregate assets to cover its commitments for when-issued securities on trade date.

NOTE 13 - FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, organizational and offering expenses, and wash sale deferrals. Distributions in excess of available earnings and profits, current and accumulated, for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders were as follows:

	Six Months Ended November 30, 2004
	Ordinary Income	Long-Term Capital Gains
LargeCap Growth	$8,477,756	$-
LargeCap Value	132,790	251,668
SmallCap Value	-	9,699,163
Convertible	2,503,049	-
Equity and Bond	305,502	-
Real Estate	3,676,059	14,759,993
	Year Ended May 31, 2004
	Ordinary Income	Long-Term Capital Gains
MagnaCap	$2,245,213	$-
SmallCap Value	536,307	2,285,376
Convertible	4,038,953	-
Equity and Bond	1,362,049	-
Real Estate(1)	8,704,727	6,564,687

(1) Composition of dividends and distributions presented herein differ from final amounts based on the Fund's tax year end of December 31, 2003.

68

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 13 - FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes were as follows at May 31, 2004:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Post October Losses Deferred	Capital Loss Carryforwards	Expiration Dates
LargeCap Growth	$-	$-	$51,263,561	$-	$(129,467,771)	2009
					(140,176,886)	2010
					(117,098,211)	2011
					$(386,742,868)*
MidCap Opportunities	-	-	74,959,819	-	$(133,027,987)	2008
					(94,142,180)	2009
					(21,217,297)	2010
					(9,824,346)	2011
					$(258,211,810)*
SmallCap Opportunities	-	-	61,768,589	-	$(1,017,516)	2008
					(74,206,071)	2009
					(106,886,755)	2010
					(167,319,500)	2011
					$(349,429,842)*
Disciplined LargeCap	-	-	4,324,900	-	$(1,279,041)	2008
					(7,339,303)	2009
					(10,480,954)	2010
					(24,371,998)	2011
					(6,531,058)	2012
					$(50,002,354)
LargeCap Value	54,520	-	(107,145)	-	$-
MagnaCap	1,364,430	-	48,726,275	(309,679)	$(10,576,002)	2011
					(58,933,684)	2012
					$(69,509,686)
MidCap Value	3,838,510	2,707,472	1,618,665	-	$-
SmallCap Value	3,161,587	3,491,699	5,237,983	-	$-
Convertible	1,813,064	-	14,601,092	-	$(65,571,008)	2010
					(15,497,044)	2011
					$(81,068,052)
Equity and Bond	109,754	-	2,551,909	(1,260)	$(2,058,681)	2010
					(4,569,236)	2011
					(8,878,256)	2012
					$(15,506,173)
Real Estate(1)	-	-	30,275,162	-	$-

*  Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

(1) As of the Fund's tax year ended December 31, 2003.

69

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 14 - ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Funds' Board, the following securities have been deemed to be illiquid. The Funds currently limit investment in illiquid securities to 15% of the Fund's net assets, at market value, at time of purchase.

Fund	Security	Shares	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Convertible	WinStar Communications, Inc.	51,932	11/6/98	$2,364,096	$5	0.00%
Equity and Bond	Dayton Superior Corp.	400	8/31/01	7,446	4	0.00%
	Iridium World Comm	500	8/31/01	50,507	-	0.00%
	North Atlantic Trading Co.	1,209	8/31/01	12	1	0.00%
	WinStar Communications, Inc.	500,000	1/10/01	386,500	50	0.00%
				$444,465	$55	0.00%

NOTE 15 - REORGANIZATION

On November 8, 2003, MagnaCap as listed below ("Acquiring Fund"), acquired the assets and certain liabilities of the ING Large Company Value Fund, also listed below ("Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in Note 10 - Capital Shares. Net assets and unrealized appreciation as of the reorganization dates were as follows:

Acquiring Fund	Acquired Funds	Total net assets of Acquired Fund (000's)	Total net assets of Acquiring Fund (000's)	Acquired Fund unrealized appreciation (000's)	Conversion Ratio
MagnaCap	ING Large Company Value Fund	$147,505	$230,749	$9,420	1.40

The net assets of MagnaCap after the acquisition were approximately $378,254,371.

On April 17, 2004, MidCap Opportunities as listed below ("Acquiring Fund"), acquired the assets and certain liabilities of the ING Growth + Value Fund and the ING Growth Opportunities Fund, also listed below ("Acquired Funds"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in Note 10 - Capital Shares. Net assets and unrealized appreciation as of the reorganization dates were as follows:

Acquiring Fund	Acquired Funds	Total net assets of Acquired Fund (000's)	Total net assets of Acquiring Fund (000's)	Acquired Fund unrealized appreciation (000's)	Conversion Ratio
MidCap Opportunities	ING Growth + Value Fund	$196,927	$173,487	$36,128	0.79
MidCap Opportunities	ING Growth Opportunities Fund	176,236	173,487	35,037	1.10

The net assets of MidCap Opportunities after the acquisition were approximately $546,649,969.

NOTE 16 - INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

ING Investments, LLC ("Investments"), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Board") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has

70

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 16 - INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated. Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

•  ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC ("IFD") has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•  ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the "SEC") on September 9, 2004. These Forms 8-K can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including

71

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

NOTE 16 - INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

NOTE 17 - SUBSEQUENT EVENTS

Effective January 1, 2005, the expense limitations for Disciplined LargeCap, MidCap Opportunities, SmallCap Opportunities, Convertible and Equity and Bond will be lowered based on the following tables:

	Class A	Class B	Class C	Class I	Class Q
Disciplined Large Cap	1.36%	2.11%	2.11%	1.11%	N/A
MidCap Opportunities	1.50%	2.25%	2.25%	1.25%	1.50%
SmallCap Opportunities	1.50%	2.25%	2.25%	1.25%	1.50%
Convertible	1.33%	2.08%	2.08%	N/A	1.33%
Equity and Bond	1.36%	2.11%	2.11%	N/A	1.36%

These expense limitation agreements are for the period beginning January 1, 2005 through December 31, 2005.

Effective January 1, 2005, ING Funds Distributor, LLC has contractually agreed to waive 0.05% of the Distribution Fee for Class A shares of Disciplined LargeCap, MidCap Opportunities and SmallCap Opportunities and 0.10% of the Distribution Fee for Class A shares of Convertible and Equity and Bond. The fee waiver is for the period beginning January 1, 2005 through December 31, 2005.

72

   PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.1%
		Aerospace/Defense: 2.8%
9,700		Boeing Co.	$519,629
3,350		General Dynamics Corp.	363,006
8,000		Raytheon Co.	322,720
2,200		United Technologies Corp.	214,676
			1,420,031
		Agriculture: 1.3%
8,850		Altria Group, Inc.	508,786
3,691		UST, Inc.	162,515
			671,301
		Apparel: 1.4%
4,200	@	Coach, Inc.	209,328
4,150		Nike, Inc.	351,339
2,500		VF Corp.	134,975
			695,642
		Auto Manufacturers: 1.3%
25,650		Ford Motor Co.	363,717
3,600		PACCAR, Inc.	281,160
			644,877
		Banks: 5.5%
17,750		Bank of America Corp.	821,292
3,700		Comerica, Inc.	227,550
8,400		KeyCorp	279,636
9,634		National City Corp.	357,229
8,250		U.S. Bancorp	244,448
7,050		Wachovia Corp.	364,837
7,450		Wells Fargo & Co.	460,186
			2,755,178
		Beverages: 2.3%
10,600		Coca-Cola Co.	416,686
15,150		PepsiCo, Inc.	756,137
			1,172,823
		Biotechnology: 0.2%
1,800	@	Amgen, Inc.	108,072
			108,072
		Chemicals: 1.6%
4,100		Dow Chemical Co.	206,927
4,700		E.I. du Pont de Nemours & Co.	213,004
3,750		PPG Industries, Inc.	253,013
3,300		Sherwin-Williams Co.	147,180
			820,124
		Commercial Services: 0.5%
2,600		Equifax, Inc.	71,812
3,400		H&R Block, Inc.	162,180
			233,992
		Computers: 6.0%
5,900	@	Apple Computer, Inc.	395,595
21,200	@	Dell, Inc.	859,024
13,237		Hewlett-Packard Co.	264,740
12,550		International Business Machines Corp.	1,182,711
12,700	@,X	Seagate Technology	0
61,600	@	Sun Microsystems, Inc.	341,880
			3,043,950

Shares			Value
		Cosmetics/Personal Care: 3.1%
11,800		Gillette Co.	$513,182
19,800		Procter & Gamble Co.	1,058,904
			1,572,086
		Distribution/Wholesale: 0.6%
3,800		Genuine Parts Co.	164,958
1,950		W.W. Grainger, Inc.	120,627
			285,585
		Diversified Financial Services: 6.2%
5,650		American Express Co.	314,762
4,050		Capital One Financial Corp.	318,249
4,850		CIT Group, Inc.	207,338
21,850		Citigroup, Inc.	977,787
10,150		Countrywide Financial Corp.	337,081
4,250		Fannie Mae	291,975
4,250		Lehman Brothers Holdings, Inc.	356,064
4,100		Merrill Lynch & Co., Inc.	228,411
6,000	@	Providian Financial Corp.	96,300
			3,127,967
		Electric: 2.8%
11,700	@	AES Corp.	143,208
3,700		Constellation Energy Group, Inc.	161,690
12,550		Duke Energy Corp.	317,264
6,500		Edison Intl.	207,350
2,500		Exelon Corp.	104,275
3,565		PPL Corp.	185,202
4,450		TXU Corp.	279,549
			1,398,538
		Electronics: 0.2%
3,350	@	Thermo Electron Corp.	101,338
			101,338
		Food: 0.8%
3,350		SUPERVALU, Inc.	105,827
4,428		Wm. Wrigley Jr. Co.	304,646
			410,473
		Forest Products and Paper: 0.8%
1,900		Louisiana-Pacific Corp.	46,493
1,050		Temple-Inland, Inc.	62,570
4,500		Weyerhaeuser Co.	297,000
			406,063
		Gas: 0.3%
4,550	L	Sempra Energy	168,259
			168,259
		Hand/Machine Tools: 0.3%
1,700		Black & Decker Corp.	142,953
			142,953
		Healthcare-Products: 3.6%
5,100		Becton Dickinson & Co.	279,378
21,450		Johnson & Johnson	1,293,864
5,350		Medtronic, Inc.	257,068
			1,830,310

See Accompanying Notes to Financial Statements

73

  PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Services: 3.2%
2,750		Aetna, Inc.	$325,903
3,250	@	Humana, Inc.	80,665
7,050		UnitedHealth Group, Inc.	584,092
2,750	@	WellPoint Health Networks, Inc.	344,025
2,750	@	WellPoint, Inc.	278,658
			1,613,343
		Household Products/Wares: 0.5%
4,700		Clorox Co.	259,064
			259,064
		Insurance: 6.1%
19,050		American International Group, Inc.	1,206,817
3,700		Chubb Corp.	281,977
3,200		CIGNA Corp.	224,064
3,600		Lincoln National Corp.	165,672
3,959		Loews Corp.	276,774
10,150		MetLife, Inc.	395,849
7,750		Prudential Financial, Inc.	379,362
2,950		Safeco Corp.	142,987
			3,073,502
		Internet: 1.8%
2,800	@	eBay, Inc.	314,860
5,450	@	Symantec Corp.	347,765
5,850	@	Yahoo!, Inc.	220,077
			882,702
		Iron/Steel: 0.2%
2,300		United States Steel Corp.	120,428
			120,428
		Leisure Time: 0.4%
2,700		Carnival Corp.	143,127
3,100		Sabre Holdings Corp.	71,548
			214,675
		Lodging: 0.5%
4,600		Marriott Intl., Inc.	261,510
			261,510
		Machinery-Diversified: 0.2%
1,000		Cummins, Inc.	79,620
			79,620
		Media: 2.3%
9,800	@	Comcast Corp.	294,392
3,500		McGraw-Hill Cos., Inc.	307,055
19,550	@	Time Warner, Inc.	346,231
8,700		Walt Disney Co.	233,856
			1,181,534
		Mining: 0.4%
2,100		Phelps Dodge Corp.	203,973
			203,973
		Miscellaneous Manufacturing: 5.0%
3,500		3M Co.	278,565
6,050	L	Eastman Kodak Co.	197,896
45,100		General Electric Co.	1,594,736
4,200		Honeywell International, Inc.	148,386
8,700	@@	Tyco Intl. Ltd.	295,539
			2,515,122

Shares			Value
		Oil and Gas: 8.8%
3,950		Anadarko Petroleum Corp.	$274,920
6,200		Burlington Resources, Inc.	287,742
15,350		ChevronTexaco Corp.	838,110
2,678		ConocoPhillips	243,671
7,200		Devon Energy Corp.	298,224
36,400	S	Exxon Mobil Corp.	1,865,499
1,650		Sunoco, Inc.	136,224
5,100		Unocal Corp.	234,804
4,800		Valero Energy Corp.	224,592
			4,403,786
		Pharmaceuticals: 4.7%
6,950		Abbott Laboratories	291,622
2,450		AmerisourceBergen Corp.	144,403
8,250	@	Caremark Rx, Inc.	295,020
5,050		Eli Lilly & Co.	269,317
9,650		Merck & Co., Inc.	270,393
32,390		Pfizer, Inc.	899,470
5,500		Wyeth	219,285
			2,389,510
		Pipelines: 0.1%
10,850	@,L	Dynegy, Inc.	61,303
			61,303
		Retail: 8.8%
4,300		Circuit City Stores, Inc.	67,037
7,450		Costco Wholesale Corp.	362,070
15,100		Gap, Inc.	329,935
18,450		Home Depot, Inc.	770,288
6,150		J.C. Penney Co., Inc. Holding Co.	237,390
10,000	@	Limited Brands, Inc.	244,400
15,250		McDonald's Corp.	468,785
9,300		Staples, Inc.	296,763
6,450	@	Starbucks Corp.	362,877
3,800		Target Corp.	194,636
5,350	@	Toys R US, Inc.	103,469
18,350		Wal-Mart Stores, Inc.	955,300
			4,392,950
		Semiconductors: 1.2%
26,750		Intel Corp.	597,863
			597,863
		Software: 4.7%
2,650	@	Autodesk, Inc.	173,337
5,100	@	BMC Software, Inc.	94,758
10,000	@	Compuware Corp.	57,700
46,650		Microsoft Corp.	1,250,686
50,950	@	Oracle Corp.	645,027
5,100	@	Parametric Technology Corp.	29,835
12,050	@	Siebel Systems, Inc.	121,464
			2,372,807
		Telecommunications: 5.4%
9,200		Alltel Corp.	521,548
28,900	@	Cisco Systems, Inc.	540,719
27,250		Motorola, Inc.	524,835
7,150		Qualcomm, Inc.	297,583
20,050		Verizon Communications, Inc.	826,661
			2,711,346

See Accompanying Notes to Financial Statements

74

  PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares		Value
	Transportation: 2.2%
4,150	FedEx Corp.	$394,375
8,000	Norfolk Southern Corp.	274,640
5,000	United Parcel Service, Inc.	420,750
		1,089,765
	Total Common Stock (Cost $45,032,128)	49,434,365
Principal Amount		Value

SHORT-TERM INVESTMENTS: 2.6%

	Repurchase Agreement: 1.8%
$902,000	Goldman Sachs Repurchase Agreement 11/30/04, 2.060%, due 12/01/04, $902,052 to be received upon repurchase (Collateralized by $870,000 Federal Home Loan Mortgage Corporation, 5.500%, Market Value plus accrued interest $920,569, due 07/15/06)		902,000
	Total Repurchase Agreement (Cost $902,000)		902,000
	Securities Lending Collateralcc: 0.8%
379,129	The Bank of New York Institutional Cash Reserves Fund		379,129
	Total Securities Lending Collateral (Cost $379,129)		379,129
	Total Short-Term Investments (Cost $1,281,129)		1,281,129
	Total Investments In Securities (Cost $46,313,257)*	100.7%	$50,715,494
	Other Assets and Liabilities-Net	(0.7)	(341,100)
	Net Assets	100.0%	$50,374,394

@  Non-income producing security

@@  Foreign issuer

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

S  Segregated assets for futures collateral.

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

*  Cost for federal income tax purposes is $46,585,594. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,254,608
Gross Unrealized Depreciation	(1,124,708)
Net Unrealized Appreciation	$4,129,900

Information concerning open futures contracts for the ING Discipline LargeCap Fund at November 30, 2004 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain
S&P 500	3	$880,575	12/16/04	$648

See Accompanying Notes to Financial Statements

75

  PORTFOLIO OF INVESTMENTS
ING LARGECAP GROWTH FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.2%
		Advertising: 2.2%
89,110		Omnicom Group, Inc.	$7,217,910
			7,217,910
		Aerospace/Defense: 1.0%
30,300		General Dynamics Corp.	3,283,308
			3,283,308
		Apparel: 0.0%
2,600	@	Coach, Inc.	129,584
			129,584
		Auto Parts and Equipment: 1.0%
51,370		Johnson Controls, Inc.	3,154,118
			3,154,118
		Biotechnology: 0.8%
44,130	@	Genzyme Corp.	2,471,721
			2,471,721
		Commercial Services: 7.5%
142,970	@,@@	Accenture Ltd. - Class A	3,708,642
208,940	@,L	Apollo Group, Inc.	16,652,517
46,110		Moody's Corp.	3,723,383
			24,084,542
		Computers: 10.7%
327,290	@	Dell, Inc.	13,261,791
37,130	@	Lexmark Intl., Inc.	3,152,337
203,510	@,@@	Research In Motion Ltd.	18,106,285
			34,520,413
		Cosmetics/Personal Care: 1.8%
131,430		Gillette Co.	5,715,891
			5,715,891
		Distribution/Wholesale: 3.0%
148,690		CDW Corp.	9,771,907
			9,771,907
		Diversified Financial Services: 11.4%
40,680		Capital One Financial Corp.	3,196,634
136,570		Citigroup, Inc.	6,111,508
472,388		Countrywide Financial Corp.	15,688,006
74,400		Franklin Resources, Inc.	4,882,872
97,170		Freddie Mac	6,632,824
			36,511,844
		Healthcare-Products: 7.7%
225,100		Guidant Corp.	14,593,233
209,800		Medtronic, Inc.	10,080,890
			24,674,123
		Home Builders: 0.9%
67,900		Lennar Corp.	3,050,747
			3,050,747
		Insurance: 0.5%
17,160		Progressive Corp.	1,561,388
			1,561,388

Shares			Value
		Internet: 9.6%
127,210	@,L	eBay, Inc.	$14,304,765
436,550	@	Yahoo!, Inc.	16,423,011
			30,727,776
		Media: 2.9%
254,040	@,L	XM Satellite Radio Holdings, Inc.	9,376,616
			9,376,616
		Miscellaneous Manufacturing: 3.7%
74,770		Danaher Corp.	4,252,918
211,760		General Electric Co.	7,487,833
			11,740,751
		Oil and Gas: 1.2%
70,050	@@	Petro-Canada	3,999,855
			3,999,855
		Pharmaceuticals: 11.1%
141,880		Abbott Laboratories	5,953,285
283,300	@,@@,L	AstraZeneca PLC ADR	11,159,186
109,500	@,@@,L	Elan Corp. PLC ADR	2,890,800
134,550		Eli Lilly & Co.	7,175,552
39,840	@	Forest Laboratories, Inc.	1,552,565
81,680	@	Gilead Sciences, Inc.	2,814,693
221,220		Schering-Plough Corp.	3,948,777
			35,494,858
		Retail: 5.1%
81,680	@,L	Autozone, Inc.	6,991,808
85,890		Best Buy Co., Inc.	4,842,478
56,660		Lowe's Cos., Inc.	3,134,998
39,100	L	PETsMART, Inc.	1,339,957
			16,309,241
		Semiconductors: 1.8%
186,850	L	Xilinx, Inc.	5,833,457
			5,833,457
		Software: 10.7%
242,960	@,L	Electronic Arts, Inc.	11,880,744
258,700		First Data Corp.	10,629,983
305,990		Microsoft Corp.	8,203,592
38,760	@,L	Pixar, Inc.	3,514,369
			34,228,688
		Telecommunications: 3.6%
68,860	@,@@	America Movil SA de CV ADR	3,216,451
445,670	@	Cisco Systems, Inc.	8,338,485
			11,554,936
		Total Common Stock (Cost $259,342,091)	315,413,674

See Accompanying Notes to Financial Statements

76

  PORTFOLIO OF INVESTMENTS
ING LARGECAP GROWTH FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 10.7%
	Securities Lending Collateralcc: 10.7%
$34,202,610	The Bank of New York
	Institutional Cash
	Reserves Fund		$34,202,610
	Total Short-Term Investments (Cost $34,202,610)		34,202,610
	Total Investments In Securities (Cost $293,544,701)*	108.9%	$349,616,284
	Other Assets and Liabilities-Net	(8.9)	(28,459,421)
	Net Assets	100.0%	$321,156,863

@  Non-income producing security

@@  Foreign issuer

ADR  American Depositary Receipt

cc  Security purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes is $303,679,987. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$51,664,500
Gross Unrealized Depreciation	(5,728,203)
Net Unrealized Appreciation	$45,936,297

See Accompanying Notes to Financial Statements

77

  PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.8%
		Advertising: 0.6%
42,200	@	Getty Images, Inc.	$2,458,150
			2,458,150
		Apparel: 3.1%
172,500	@	Coach, Inc.	8,597,400
109,500		Polo Ralph Lauren Corp.	4,313,205
			12,910,605
		Auto Parts and Equipment: 1.2%
98,800	L	BorgWarner Inc	4,945,928
			4,945,928
		Banks: 0.5%
32,600		Zions Bancorporation	2,167,900
			2,167,900
		Biotechnology: 3.3%
197,520	@	Celgene Corp.	5,415,998
85,000	@	Charles River Laboratories Intl., Inc.	3,973,750
97,200	@,L	Millipore Corp.	4,735,584
			14,125,332
		Building Materials: 1.2%
130,500	@	American Standard Cos., Inc.	5,081,670
			5,081,670
		Coal: 1.4%
72,900		Peabody Energy Corp.	6,050,700
			6,050,700
		Commercial Services: 4.8%
120,300	@	Alliance Data Systems Corp.	5,160,870
100,000	@	CoStar Group, Inc.	4,380,000
133,200	@	Education Management Corp.	4,414,248
156,061	@	Laureate Education, Inc.	6,147,243
			20,102,361
		Computers: 3.5%
63,100	@	Anteon Intl. Corp.	2,335,962
121,600	@	CACI Intl., Inc.	7,555,008
140,700	@,L	palmOne, Inc.	4,930,128
			14,821,098
		Distribution/Wholesale: 1.1%
135,056		Hughes Supply, Inc.	4,440,641
			4,440,641
		Diversified Financial Services: 1.4%
414,100	@	Ameritrade Holding Corp.	5,768,413
			5,768,413
		Electrical Components and Equipment: 1.0%
129,700		Ametek, Inc.	4,238,596
			4,238,596
		Electronics: 2.7%
88,000	@,L	Arrow Electronics, Inc.	2,158,640
66,250	@	Benchmark Electronics, Inc.	2,322,063
147,000	@	Waters Corp.	6,859,020
			11,339,723

Shares			Value
		Hand/Machine Tools: 0.5%
48,200		Stanley Works	$2,253,832
			2,253,832
		Healthcare-Products: 8.2%
90,000	@	Gen-Probe, Inc.	3,591,000
120,400	@	Inamed Corp.	6,459,460
151,200	@,L	Patterson Cos., Inc.	6,178,032
185,830	@	St. Jude Medical, Inc.	7,087,556
130,400	@,L	Varian Medical Systems, Inc.	5,487,232
70,000	@	Zimmer Holdings, Inc.	5,712,000
			34,515,280
		Healthcare-Services: 6.1%
22,800		Aetna, Inc.	2,702,028
88,450	@	Amsurg Corp.	2,274,050
184,500	@	Community Health Systems, Inc.	5,101,425
47,300	L	Quest Diagnostics, Inc.	4,434,375
320,000		Select Medical Corp.	5,584,000
114,800	@	WellChoice, Inc.	5,624,052
			25,719,930
		Home Furnishings: 2.1%
72,000		Harman Intl. Industries, Inc.	8,845,200
			8,845,200
		Household Products/Wares: 1.1%
150,600	@,L	Yankee Candle Co., Inc.	4,587,276
			4,587,276
		Insurance: 2.5%
26,700		AMBAC Financial Group, Inc.	2,171,511
74,500	L	MBIA, Inc.	4,467,020
96,700	@	Proassurance Corp.	3,776,135
			10,414,666
		Internet: 2.6%
332,800	@,L	Akamai Technologies, Inc.	4,309,760
78,400	@,L	Ask Jeeves, Inc.	2,025,856
402,100	@	TIBCO Software, Inc.	4,624,150
			10,959,766
		Iron/Steel: 1.2%
99,500		Nucor Corp.	5,263,550
			5,263,550
		Leisure Time: 1.0%
63,500		Polaris Industries, Inc.	4,184,650
			4,184,650
		Lodging: 1.3%
91,300	L	Harrah's Entertainment, Inc.	5,605,820
			5,605,820
		Machinery-Diversified: 1.8%
157,300		Rockwell Automation, Inc.	7,440,290
			7,440,290
		Miscellaneous Manufacturing: 3.5%
98,500	L	Danaher Corp.	5,602,680
70,800		Donaldson Co., Inc.	2,194,800
29,200		ITT Industries, Inc.	2,485,504
115,500		Pentair, Inc.	4,622,310
			14,905,294

See Accompanying Notes to Financial Statements

78

  PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
		Office/Business Equipment: 0.9%
256,800	@,L	Xerox Corp.	$3,934,176
			3,934,176
		Oil and Gas: 7.7%
63,730		Apache Corp.	3,445,244
399,300		Chesapeake Energy Corp.	7,187,400
26,600		Murphy Oil Corp.	2,269,246
67,255	@,@@	Nabors Industries Ltd.	3,497,260
70,400		Patina Oil & Gas Corp.	2,337,280
348,600		Patterson-UTI Energy, Inc.	6,972,000
190,575		XTO Energy, Inc.	6,927,401
			32,635,831
		Oil and Gas Services: 1.8%
93,000		BJ Services Co.	4,712,310
50,500	@,L	Smith Intl., Inc.	3,058,785
			7,771,095
		Pharmaceuticals: 0.5%
74,300	@	MGI Pharma, Inc.	2,005,357
			2,005,357
		Retail: 12.0%
51,400	@,L	Advance Auto Parts, Inc.	2,120,764
159,550		Applebees Intl., Inc.	4,100,435
159,100	@,L	Chico's FAS, Inc.	6,141,260
279,400		Foot Locker, Inc.	7,258,812
240,200	L	Michaels Stores, Inc.	6,564,666
88,700	L	MSC Industrial Direct Co.	3,159,494
93,100	@	Pacific Sunwear of California, Inc.	2,067,751
58,700	@,L	Panera Bread Co.	2,344,478
158,600	L	PETsMART, Inc.	5,435,222
102,000		Regis Corp.	4,554,300
255,000	@	Sonic Corp.	7,438,350
			51,185,532
		Savings and Loans: 2.7%
130,700		Independence Community Bank Corp.	5,552,136
274,400	L	Sovereign Bancorp, Inc.	5,995,640
			11,547,776
		Semiconductors: 1.8%
91,500	@,L	Altera Corp.	2,075,220
141,800	L	Linear Technology Corp.	5,411,088
			7,486,308
		Software: 5.5%
147,500		Adobe Systems, Inc.	8,932,600
147,800	@,L	Avid Technology, Inc.	8,434,946
99,900	@	Dun & Bradstreet Corp.	5,930,064
			23,297,610
		Telecommunications: 2.3%
328,400	@,L	Comverse Technology, Inc.	6,985,068
118,600	@	Polycom, Inc.	2,708,824
			9,693,892
		Textiles: 2.0%
97,200	@	Mohawk Industries, Inc.	8,524,440
			8,524,440

Shares			Value
		Transportation: 2.9%
66,100		CH Robinson Worldwide, Inc.	$3,552,875
97,900	@,L	Forward Air Corp.	4,537,665
102,250		J.B. Hunt Transport Services, Inc.	4,110,450
			12,200,990
		Total Common Stock (Cost $320,035,411)	413,429,678
Principal Amount			Value

SHORT-TERM INVESTMENTS: 12.6%

	Repurchase Agreement: 2.2%
$9,091,000	Goldman Sachs Repurchase Agreement 11/30/04, 2.060%, due 12/01/04, $9,091,520 to be received upon repurchase (Collateralized by $9,290,000 Federal Home Loan Bank, 3.200%, Market Value plus accrued interest $9,273,453, due 11/29/06)		9,091,000
	Total Repurchase Agreement (Cost $9,091,000)		9,091,000
	Securities Lending Collateralcc: 10.4%
43,961,923	The Bank of New York Institutional Cash Reserves Fund		43,961,923
	Total Securities Lending Collateral (Cost $43,961,923)		43,961,923
	Total Short-Term Investments (Cost $53,052,923)		53,052,923
	Total Investments In Securities (Cost $373,088,334)*	110.4%	$466,482,601
	Other Assets and Liabilities-Net	(10.4)	(43,829,150)
	Net Assets	100.0%	$422,653,451

@  Non-income producing security

@@  Foreign issuer

cc  Security purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes is $373,133,784. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$94,074,065
Gross Unrealized Depreciation	(725,248)
Net Unrealized Appreciation	$93,348,817

See Accompanying Notes to Financial Statements

79

  PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.5%
		Banks: 5.1%
202,700	L	Southwest Bancorp of Texas, Inc.	$4,958,042
55,500	L	UCBH Holdings, Inc.	2,516,370
75,900		Westamerica Bancorporation	4,414,344
			11,888,756
		Biotechnology: 2.7%
51,400	@	Celgene Corp.	1,409,388
141,100	@,L	Integra LifeSciences Holdings Corp.	4,795,989
			6,205,377
		Commercial Services: 3.5%
72,100	@	CoStar Group, Inc.	3,157,980
45,900	@	Education Management Corp.	1,521,126
86,057	@	Laureate Education, Inc.	3,389,785
			8,068,891
		Computers: 9.1%
41,600	@	Anteon Intl. Corp.	1,540,032
79,200	@	CACI Intl., Inc.	4,920,696
162,000	@	Cognizant Technology Solutions Corp.	6,177,060
114,600		Jack Henry & Associates, Inc.	2,209,488
48,800	@	Micros Systems, Inc.	3,580,456
79,000	@,L	PalmOne, Inc.	2,768,160
			21,195,892
		Distribution/Wholesale: 3.0%
42,164		Hughes Supply, Inc.	1,386,352
173,550		SCP Pool Corp.	5,472,032
			6,858,384
		Electrical Components and Equipment: 1.1%
89,501	@	Intermagnetics General Corp.	2,637,594
			2,637,594
		Electronics: 2.4%
68,442	@,L	Benchmark Electronics, Inc.	2,398,892
22,500	@	Dionex Corp.	1,291,275
71,400	@	Measurement Specialties, Inc.	1,821,414
			5,511,581
		Entertainment: 6.0%
83,100	@,L	Penn National Gaming, Inc.	4,385,187
127,300	@	Scientific Games Corp.	3,042,470
141,922	@,L	Shuffle Master, Inc.	6,532,670
			13,960,327
		Healthcare-Products: 7.2%
78,200	@,L	Arthrocare Corp.	2,367,114
74,300	@	Gen-Probe, Inc.	2,964,570
97,800	@	Inamed Corp.	5,246,970
157,401	@,L	Kyphon, Inc.	3,787,068
63,100	@	Quinton Cardiology Systems, Inc.	646,775
43,500	@	Techne Corp.	1,616,025
12,553	@,L	TriPath Imaging, Inc.	90,131
			16,718,653

Shares			Value
		Healthcare-Services: 7.0%
214,000	@	Amsurg Corp.	$5,501,940
81,100	@	Pediatrix Medical Group, Inc.	5,052,530
152,100		Select Medical Corp.	2,654,145
77,840	@	United Surgical Partners Intl., Inc.	3,072,345
			16,280,960
		Home Builders: 1.1%
74,798	L	Thor Industries, Inc.	2,498,253
			2,498,253
		Household Products/Wares: 1.3%
97,600	@	Yankee Candle Co., Inc.	2,972,896
			2,972,896
		Insurance: 2.5%
54,900	@	Philadelphia Consolidated Holding Co.	3,746,925
50,700	@	Proassurance Corp.	1,979,835
			5,726,760
		Internet: 4.1%
181,800	@	Akamai Technologies, Inc.	2,354,310
42,200	@,L	Ask Jeeves, Inc.	1,090,448
221,200	@	TIBCO Software, Inc.	2,543,800
279,700	@	ValueClick, Inc.	3,608,130
			9,596,688
		Investment Companies: 2.6%
93,050	@,L	Ishares Russell 2000 Growth Index Fund	6,066,860
			6,066,860
		Leisure Time: 1.0%
36,600		Polaris Industries, Inc.	2,411,940
			2,411,940
		Lodging: 2.3%
95,200		Station Casinos, Inc.	5,430,208
			5,430,208
		Miscellaneous Manufacturing: 2.4%
81,800	@,L	Ceradyne, Inc.	4,040,920
24,570	@	Cuno, Inc.	1,610,072
			5,650,992
		Oil and Gas: 6.0%
83,100		Patina Oil & Gas Corp.	2,758,920
125,200	@	Southwestern Energy Co.	6,873,480
107,000	@	Unit Corp.	4,239,340
			13,871,740
		Oil and Gas Services: 1.2%
310,660	@,L	Input/Output, Inc.	2,724,488
			2,724,488
		Pharmaceuticals: 3.6%
117,000	@,L	HealthExtras, Inc.	1,868,490
84,100	@	MGI Pharma, Inc.	2,269,859
227,298	@,L	VCA Antech, Inc.	4,218,651
			8,357,000

See Accompanying Notes to Financial Statements

80

  PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail: 12.6%
95,000	L	Applebees Intl., Inc.	$2,441,500
86,880	@	Chico's FAS, Inc.	3,353,568
58,600	@	Copart, Inc.	1,265,760
90,400	@	Dave & Buster's, Inc.	1,690,480
100,400	@,L	Dick's Sporting Goods, Inc.	3,614,400
48,284	@,L	GameStop Corp.	1,018,310
57,800		MSC Industrial Direct Co.	2,058,836
192,542	@	Pacific Sunwear of California, Inc.	4,276,357
31,900	@,L	Panera Bread Co.	1,274,086
72,800	@	PETCO Animal Supplies, Inc.	2,632,448
49,400		Regis Corp.	2,205,710
121,950	@	Sonic Corp.	3,557,282
			29,388,737
		Semiconductors: 1.9%
260,600	@	Silicon Image, Inc.	4,378,080
			4,378,080
		Software: 5.3%
105,100	@	Avid Technology, Inc.	5,998,057
42,300	L	Global Payments, Inc.	2,333,268
271,820	@	Witness Systems, Inc.	4,074,582
			12,405,907
		Telecommunications: 2.1%
81,044	@	Polycom, Inc.	1,851,045
146,500	@,L	Powerwave Technologies, Inc.	1,184,892
77,200	@	Tekelec	1,807,252
			4,843,189
		Transportation: 1.4%
67,820	@	Forward Air Corp.	3,143,457
			3,143,457
		Total Common Stock (Cost $151,887,763)	228,793,610
Principal Amount			Value
SHORT-TERM INVESTMENTS: 17.8%
	Repurchase Agreement: 0.7%
$1,592,000	Goldman Sachs Repurchase Agreement 11/30/04, 2.060%, due 12/01/04, $1,592,091 to be received upon repurchase (Collateralized by $1,535,000 Federal Home Loan Bank, 5.500%, Market Value plus accrued interest $1,624,222, due 07/15/06)		1,592,000
	Total Repurchase Agreement (Cost $1,592,000)		1,592,000

Principal Amount			Value
	Securities Lending Collateralcc: 17.1%
$39,670,466	The Bank of New York
	Institutional Cash
	Reserves Fund		$39,670,466
	Total Securities Lending Collateral (Cost $39,670,466)		39,670,466
	Total Short-Term Investments (Cost $41,262,466)		41,262,466
	Total Investments In Securities (Cost $193,150,229)*	116.3%	$270,056,076
	Other Assets and Liabilities-Net	(16.3)	(37,806,427)
	Net Assets	100.0%	$232,249,649

@  Non-income producing security

@@  Foreign issuer

cc  Security purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes is $193,359,874. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$77,016,023
Gross Unrealized Depreciation	(319,821)
Net Unrealized Appreciation	$76,696,202

See Accompanying Notes to Financial Statements

81

  PORTFOLIO OF INVESTMENTS
ING LARGECAP VALUE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.3%
		Agriculture: 5.8%
19,650		Altria Group, Inc.	$1,129,679
5,790		Reynolds American, Inc.	437,898
7,710		UST, Inc.	339,471
			1,907,048
		Auto Manufacturers: 6.9%
80,030		Ford Motor Co.	1,134,825
29,100		General Motors Corp.	1,122,969
			2,257,794
		Auto Parts and Equipment: 1.5%
54,230		Delphi Corp.	488,070
			488,070
		Commercial Services: 2.0%
22,200		McKesson Corp.	656,010
			656,010
		Computers: 7.2%
43,320		Electronic Data Systems Corp.	972,534
46,200		Hewlett-Packard Co.	924,000
41,150	@	Unisys Corp.	472,814
			2,369,348
		Diversified Financial Services: 3.6%
12,520		CIT Group, Inc.	535,230
17,390		J.P. Morgan Chase & Co.	654,734
			1,189,964
		Electric: 0.9%
8,340		American Electric Power Co., Inc.	284,978
			284,978
		Environmental Control: 0.9%
9,420		Waste Management, Inc.	280,810
			280,810
		Food: 12.5%
44,730		Albertson's, Inc.	1,131,669
11,850		Kraft Foods, Inc.	405,270
76,820	@	Kroger Co.	1,242,948
67,120	@	Safeway, Inc.	1,294,073
			4,073,960
		Healthcare-Services: 1.9%
57,630	@	Tenet Healthcare Corp.	625,286
			625,286
		Housewares: 2.4%
33,810		Newell Rubbermaid, Inc.	780,335
			780,335
		Insurance: 8.6%
29,470		AON Corp.	622,406
13,670		Loews Corp.	955,670
28,400		Marsh & McLennan Cos., Inc.	811,956
11,440		Nationwide Financial Services	429,915
			2,819,947
		Office/Business Equipment: 2.1%
44,220	@	Xerox Corp.	677,450
			677,450

Shares			Value
		Pharmaceuticals: 16.4%
48,550		Bristol-Myers Squibb Co.	$1,140,925
46,300		Merck & Co., Inc.	1,297,325
41,800		Pfizer, Inc.	1,160,786
72,590		Schering-Plough Corp.	1,295,732
11,470		Wyeth	457,309
			5,352,077
		Pipelines: 3.1%
96,880		El Paso Corp.	1,011,427
			1,011,427
		Retail: 2.4%
27,510		May Department Stores Co.	773,581
			773,581
		Semiconductors: 2.9%
85,210	@	Micron Technology, Inc.	944,127
			944,127
		Telecommunications: 14.2%
47,900		BellSouth Corp.	1,284,679
181,040	@	Lucent Technologies, Inc.	711,487
44,890		SBC Communications, Inc.	1,129,881
32,830		Sprint Corp.	748,852
18,780		Verizon Communications, Inc.	774,299
			4,649,198
		Toys/Games/Hobbies: 2.0%
34,640		Mattel, Inc.	656,428
			656,428
	Total Common Stock (Cost $30,722,760)		31,797,838
	Total Investments In Securities (Cost $30,722,760)*	97.3%	$31,797,838
	Other Assets and Liabilities-Net	2.7	887,198
	Net Assets	100.0%	$32,685,036

@  Non-income producing security

*  Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,993,776
Gross Unrealized Depreciation	(918,698)
Net Unrealized Appreciation	$1,075,078

See Accompanying Notes to Financial Statements

82

  PORTFOLIO OF INVESTMENTS
ING MAGNACAP FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 99.3%
		Aerospace/Defense: 3.6%
125,900		General Dynamics Corp.	$13,642,524
			13,642,524
		Agriculture: 3.6%
236,015		Altria Group, Inc.	13,568,502
			13,568,502
		Apparel: 1.8%
81,300		Nike, Inc.	6,882,858
			6,882,858
		Banks: 7.0%
300,800		Bank of America Corp.	13,918,016
203,400		Wells Fargo & Co.	12,564,018
			26,482,034
		Building Materials: 1.8%
198,200		Masco Corp.	6,990,514
			6,990,514
		Chemicals: 4.6%
195,200		Dow Chemical Co.	9,851,744
165,700		Praxair, Inc.	7,439,930
			17,291,674
		Computers: 2.0%
80,200		International Business Machines Corp.	7,558,048
			7,558,048
		Cosmetics/Personal Care: 2.9%
174,500		Kimberly-Clark Corp.	11,099,945
			11,099,945
		Diversified Financial Services: 13.3%
205,000		Citigroup, Inc.	9,173,750
165,300		Fannie Mae	11,356,110
115,000		Freddie Mac	7,849,900
203,600		Merrill Lynch & Co., Inc.	11,342,556
201,200		Morgan Stanley	10,210,900
			49,933,216
		Electrical Components and Equipment: 2.9%
166,800		Emerson Electric Co.	11,145,576
			11,145,576
		Electronics: 2.6%
381,300	@@	Koninklijke Philips Electronics NV	9,814,662
			9,814,662
		Food: 4.6%
182,600	@@	Nestle SA ADR	11,734,442
87,500	@@	Unilever NV	5,512,500
			17,246,942
		Forest Products and Paper: 1.9%
175,800		International Paper Co.	7,299,216
			7,299,216

Shares			Value
		Healthcare-Products: 2.3%
134,000		Beckman Coulter, Inc.	$8,771,640
			8,771,640
		Healthcare-Services: 2.3%
93,400		Quest Diagnostics, Inc.	8,756,250
			8,756,250
		Insurance: 8.1%
189,000		Allstate Corp.	9,544,500
175,100		American International Group, Inc.	11,092,585
257,000		MetLife, Inc.	10,023,000
			30,660,085
		Media: 2.3%
106,200		Gannett Co., Inc.	8,760,438
			8,760,438
		Miscellaneous Manufacturing: 2.7%
288,300		Honeywell Intl., Inc.	10,185,639
			10,185,639
		Oil and Gas: 12.8%
184,700		Apache Corp.	9,984,882
187,500	@@	BP PLC ADR	11,503,125
260,900		ChevronTexaco Corp.	14,245,140
249,400		Exxon Mobil Corp.	12,781,750
			48,514,897
		Oil and Gas Services: 2.6%
235,980		Halliburton Co.	9,757,773
			9,757,773
		Pharmaceuticals: 1.7%
232,200		Pfizer, Inc.	6,448,194
			6,448,194
		Retail: 2.1%
263,400		McDonald's Corp.	8,096,916
			8,096,916
		Savings and Loans: 5.6%
509,300		Sovereign Bancorp, Inc.	11,128,205
252,100		Washington Mutual, Inc.	10,262,991
			21,391,196
		Telecommunications: 4.2%
295,700		SBC Communications, Inc.	7,442,769
206,100		Verizon Communications, Inc.	8,497,503
			15,940,272
		Total Common Stock (Cost $302,128,558)	376,239,011

See Accompanying Notes to Financial Statements

83

  PORTFOLIO OF INVESTMENTS
ING MAGNACAP FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreement: 0.7%
$2,837,000	Goldman Sachs Repurchase
	Agreement 11/30/04, 2.060%,
	due 12/01/04, $2,837,162 to be
	received upon repurchase
	(Collateralized by $2,735,000
	Federal Home Loan Mortgage
	Corporation, 5.500%, Market Value
	plus accrued interest $2,893,972,
	due 07/15/06)		$2,837,000
	Total Short-Term Investments (Cost $2,837,000)		2,837,000
	Total Investments In Securities (Cost $304,965,558)*	100.0%	$379,076,011
	Other Assets and Liabilities-Net	0.0%	(114,266)
	Net Assets	100.0%	$378,961,745

@@  Foreign issuer

ADR  American Depositary Receipt

*  Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$76,661,734
Gross Unrealized Depreciation	(2,551,281)
Net Unrealized Appreciation	$74,110,453

See Accompanying Notes to Financial Statements

84

  PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 96.4%
		Agriculture: 3.9%
184,580		Loews Corp.	$5,426,652
25,640		UST, Inc.	1,128,929
			6,555,581
		Airlines: 3.0%
326,840	@,L	AMR Corp.	2,951,365
296,400	@,L	Delta Air Lines, Inc.	2,065,908
			5,017,273
		Apparel: 2.1%
354,610	@,@@	Tommy Hilfiger Corp.	3,475,178
			3,475,178
		Auto Parts and Equipment: 9.8%
112,200		ArvinMeritor, Inc.	2,462,790
100,000		Dana Corp.	1,635,000
543,730	@,L	Goodyear Tire & Rubber Co.	6,861,872
644,310	L	Visteon Corp.	5,450,863
			16,410,525
		Building Materials: 2.4%
110,400		York Intl. Corp.	4,070,448
			4,070,448
		Chemicals: 5.6%
96,690		Great Lakes Chemical Corp.	2,833,017
87,680		Lubrizol Corp.	3,029,344
156,300	L	Sensient Technologies Corp.	3,602,715
			9,465,076
		Commercial Services: 6.7%
330,300	@	Convergys Corp.	4,911,561
49,000		Kelly Services, Inc.	1,489,600
683,580	@	Service Corp. Intl.	4,826,075
			11,227,236
		Computers: 7.4%
323,580	@,L	Synopsys, Inc.	5,704,715
577,590	@	Unisys Corp.	6,636,510
			12,341,225
		Diversified Financial Services: 0.6%
24,000		CIT Group, Inc.	1,026,000
			1,026,000
		Electric: 0.0%
162,000	@,L	Mirant Corp.	59,738
			59,738
		Electronics: 1.6%
302,700	@	Kemet Corp.	2,681,922
			2,681,922
		Food: 4.5%
44,000	L	Albertson's, Inc.	1,113,200
363,330	@	Del Monte Foods Co.	3,942,131
606,064	@,L	Winn-Dixie Stores, Inc.	2,424,256
			7,479,587

Shares			Value
		Healthcare-Services: 5.3%
122,800	@	Health Net, Inc.	$3,342,616
517,030	@	Tenet Healthcare Corp.	5,609,776
			8,952,392
		Home Furnishings: 3.0%
253,320		Maytag Corp.	5,091,732
			5,091,732
		Household Products/Wares: 2.1%
189,410		Tupperware Corp.	3,545,755
			3,545,755
		Insurance: 14.0%
132,200	@	Allmerica Financial Corp.	4,303,110
255,010	L	Assured Guaranty Ltd.	4,697,283
62,460	@	CNA Financial Corp.	1,630,831
69,400		Nationwide Financial Services	2,608,052
285,550	L	Phoenix Cos., Inc.	3,483,710
431,350	L	UnumProvident Corp.	6,716,119
			23,439,105
		Miscellaneous Manufacturing: 2.4%
78,600		Teleflex, Inc.	3,969,300
			3,969,300
		Office/Business Equipment: 2.8%
420,420		IKON Office Solutions, Inc.	4,742,338
			4,742,338
		Pipelines: 3.4%
548,193		El Paso Corp.	5,723,135
			5,723,135
		Retail: 5.2%
90,320		Dillard's, Inc.	2,274,258
135,000	@,L	Payless Shoesource, Inc.	1,576,800
248,220	@	Toys R US, Inc.	4,800,574
			8,651,632
		Semiconductors: 4.3%
5,136,390	@	Agere Systems, Inc.	6,985,490
19,958	@,L	Micron Technology, Inc.	221,135
			7,206,625
		Telecommunications: 6.3%
1,182,050	@	3Com Corp.	5,248,302
66,550		CenturyTel, Inc.	2,190,826
878,600	@	Cincinnati Bell, Inc.	3,162,960
			10,602,088
		Total Common Stock (Cost $160,486,053)	161,733,891

See Accompanying Notes to Financial Statements

85

  PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 15.1%
	Securities Lending Collateralcc: 15.1%
$25,264,576	The Bank of New York Institutional Cash Reserves Fund		$25,264,576
	Total Short-Term Investments (Cost $25,264,576)		25,264,576
	Total Investments In Securities (Cost $185,750,629)*	111.5%	$186,998,467
	Other Assets and Liabilities-Net	(11.5)	(19,227,357)
	Net Assets	100.0%	$167,771,110

@  Non-income producing security

@@  Foreign issuer

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes is $185,798,818. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,562,208
Gross Unrealized Depreciation	(13,362,559)
Net Unrealized Appreciation	$1,199,649

See Accompanying Notes to Financial Statements

86

  PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.2%
		Airlines: 3.0%
685,520	@,L	Delta Air Lines, Inc.	$4,778,074
			4,778,074
		Apparel: 4.9%
94,848		Oshkosh B'Gosh, Inc.	1,944,384
132,150		Russell Corp.	2,423,631
353,940	@,@@	Tommy Hilfiger Corp.	3,468,612
			7,836,627
		Auto Parts and Equipment: 9.9%
110,140	@	Aftermarket Technology Corp.	1,918,639
351,779	@,L	Goodyear Tire & Rubber Co.	4,439,451
140,590	L	Superior Industries Intl., Inc.	3,971,668
635,290		Visteon Corp.	5,374,553
			15,704,311
		Building Materials: 2.0%
85,490		York Intl. Corp.	3,152,016
			3,152,016
		Chemicals: 11.4%
95,260		Great Lakes Chemical Corp.	2,791,118
36,000		Lubrizol Corp.	1,243,800
55,505	@@	Octel Corp.	1,224,440
375,260	@	PolyOne Corp.	3,463,650
194,590		Sensient Technologies Corp.	4,485,300
464,700		Wellman, Inc.	4,781,762
			17,990,070
		Commercial Services: 3.1%
95,330		Kelly Services, Inc.	2,898,032
281,980	@	Service Corp. Intl.	1,990,779
			4,888,811
		Computers: 4.1%
630,600	@	Gateway, Inc.	4,294,386
173,100	@,L	Mentor Graphics Corp.	2,172,405
			6,466,791
		Electric: 0.3%
25,000		Westar Energy, Inc.	553,750
			553,750
		Electrical Components and Equipment: 2.3%
157,780		Belden CDT, Inc.	3,658,918
			3,658,918
		Electronics: 2.9%
517,940	@	Kemet Corp.	4,588,948
			4,588,948
		Food: 6.6%
125,440	@	Del Monte Foods Co.	1,361,024
675,960	@,L	Interstate Bakeries Corp.	3,934,087
1,304,837	@,L	Winn-Dixie Stores, Inc.	5,219,348
			10,514,459
		Hand/Machine Tools: 1.1%
90,220		Starrett (L.S.) Co.	1,793,574
			1,793,574

Shares			Value
		Healthcare-Services: 2.0%
560,900	@,L	OCA, Inc.	$3,208,348
			3,208,348
		Home Builders: 0.8%
127,500	@	National RV Holdings, Inc.	1,240,575
			1,240,575
		Home Furnishings: 2.0%
157,100		Maytag Corp.	3,157,710
			3,157,710
		Household Products/Wares: 8.9%
125,500		American Greetings Corp.	3,340,810
695,740	@,L	Playtex Products, Inc.	5,218,050
64,900		Russ Berrie & Co., Inc.	1,475,826
220,770		Tupperware Corp.	4,132,814
			14,167,500
		Insurance: 8.6%
73,900	@	Allmerica Financial Corp.	2,405,445
164,700	@@	Assured Guaranty Ltd.	3,033,773
29,990		Kansas City Life Insurance Co.	1,482,706
46,020		Landamerica Financial Group, Inc.	2,457,468
14,545	@	National Western Life Insurance Co.	2,359,054
155,260	L	Phoenix Cos., Inc.	1,894,172
			13,632,618
		Iron/Steel: 0.0%
4,154	L	Ryerson Tull, Inc.	67,212
			67,212
		Leisure Time: 2.2%
272,900		Callaway Golf Co.	3,209,304
19,800	@	K2, Inc.	334,224
			3,543,528
		Machinery-Diversified: 5.3%
36,290		Nacco Industries, Inc.	3,973,392
100,840		Tecumseh Products Co.	4,416,792
			8,390,184
		Mining: 0.0%
5,305		USEC, Inc.	55,862
			55,862
		Miscellaneous Manufacturing: 1.2%
33,453		Federal Signal Corp.	575,392
116,881		Myers Industries, Inc.	1,324,261
			1,899,653
		Oil and Gas Services: 1.3%
59,850		Tidewater, Inc.	2,030,711
			2,030,711
		Pipelines: 1.8%
504,090	@,L	Dynegy, Inc.	2,848,109
			2,848,109
		Retail: 7.3%
182,150	L	Dillard's, Inc.	4,586,537

See Accompanying Notes to Financial Statements

87

  PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
78,100		Lone Star Steakhouse & Saloon, Inc.	$2,107,919
415,820	@,L	Payless ShoeSource, Inc.	4,856,778
			11,551,234
		Software: 1.3%
133,760	@	SPSS, Inc.	2,138,822
			2,138,822
		Telecommunications: 2.9%
1,288,633	@	Cincinnati Bell, Inc.	4,639,079
			4,639,079
		Total Common Stock (Cost $143,606,519)	154,497,494
Principal Amount			Value

SHORT-TERM INVESTMENTS: 21.4%

	Securities Lending CollateralCC: 21.4%
$34,093,573	The Bank of New York Institutional Cash Reserves		34,093,573
	Total Short-Term Investments (Cost $34,093,573)		34,093,573
	Total Investments In Securities (Cost $177,700,092)*	118.6%	$188,591,067
	Other Assets and Liabilities-Net	(18.6)	(29,562,689)
	Net Assets	100.0%	$159,028,378

@  Non-income producing security

@@  Foreign issuer

cc  Security purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes $177,739,983. Net unrealized Appreciation consists of:

Gross Unrealized Appreciation	$19,268,214
Gross Unrealized Depreciation	(8,417,130)
Net Unrealized Appreciation	$10,851,084

See Accompanying Notes to Financial Statements

88

  PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 9.3%
		Computers: 0.5%
1,462,500	@,@@	Bull SA	$913,556
			913,556
		Food: 0.6%
35,000	@	Dean Foods Co.	1,108,450
			1,108,450
		Healthcare-Services: 2.1%
74,600	@	Community Health Systems, Inc.	2,062,690
22,800	@	WellPoint, Inc.	2,310,324
			4,373,014
		Investment Companies: 2.6%
45,000	@,L	SPDR Trust Series 1	5,305,050
			5,305,050
		Miscellaneous Manufacturing: 0.6%
36,000		General Electric Co.	1,272,960
			1,272,960
		Retail: 1.6%
18,000		Wal-Mart Stores, Inc.	937,080
60,000	L	Wendy's Intl., Inc.	2,140,200
			3,077,280
		Telecommunications: 1.3%
60,000		QUALCOMM, Inc.	2,497,200
			2,497,200
		Total Common Stock (Cost $13,462,240)	18,547,510
PREFERRED STOCK: 22.5%
		Auto Manufacturers: 2.8%
55,000		Ford Motor Co. Capital Trust II	2,884,750
105,000		General Motors Corp.	2,680,400
			5,565,150
		Chemicals: 0.4%
960		Hercules Trust II	844,800
			844,800
		Diversified Financial Services: 1.8%
88,300		Gabelli Asset Management, Inc.	2,301,981
48,000		Lehman Brothers Holdings, Inc.	1,233,600
			3,535,581
		Food: 1.3%
97,500		Albertson's, Inc.	2,570,100
			2,570,100
		Home Builders: 0.6%
25,000	@	Fleetwood Capital Trust	1,131,250
			1,131,250

Shares			Value
		Insurance: 5.9%
60,000		Hartford Financial Services Group, Inc.	$3,703,800
67,800		Reinsurance Group of America	4,139,190
118,000		Travelers Property Casualty Corp.	2,725,800
40,000	@@	XL Capital Ltd.	987,200
			11,555,990
		Media: 2.2%
25,000	@,L	Comcast Corp.	1,212,500
25,200		Emmis Communications Corp.	1,146,600
1,985		News Corp Finance Trust II	1,990,558
			4,349,658
		Mining: 0.9%
1,900		Freeport-McMoRan Copper & Gold, Inc.	1,869,125
			1,869,125
		Office/Business Equipment: 0.7%
9,900	@	Xerox Corp.	1,357,290
			1,357,290
		Oil and Gas: 1.3%
24,700		Chesapeake Energy Corp.	2,608,950
			2,608,950
		Pharmaceuticals: 1.2%
44,500		Omnicare, Inc.	2,327,350
			2,327,350
		Real Estate Investment Trusts: 1.6%
83,000	@	FelCor Lodging Trust, Inc.	2,058,400
20,000		Simon Property Group Inc	1,142,600
			3,201,000
		Savings and Loans: 0.9%
39,200		Sovereign Capital Trust II	1,871,800
			1,871,800
		Telecommunications: 0.9%
1,500	@	Lucent Technologies Capital Trust I	1,825,410
51,932	@,I,X,**	Winstar Communications, Inc.	5
			1,825,415
		Total Preferred Stock (Cost $43,418,025)	44,613,459
Principal Amount			Value
CONVERTIBLE CORPORATE BONDS: 67.1%
		Advertising: 1.1%
$2,000,000	L	Lamar Advertising Co., 2.875%, due 12/31/10	2,132,500
			2,132,500
		Aerospace/Defense: 1.3%
3,460,000		Spacehab, Inc., 8.000%, due 10/15/07	2,633,925
			2,633,925

See Accompanying Notes to Financial Statements

89

  PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Apparel: 1.0%
$1,950,000	#	Reebok International Ltd., 2.000%, due 05/01/24	$2,025,563
			2,025,563
		Auto Parts and Equipment: 1.0%
4,000,000	L	Lear Corp.,4.000%, due 02/20/22	2,035,000
			2,035,000
		Biotechnology: 0.6%
1,485,000		ICOS Corp., 2.000%, due 07/01/23	1,254,825
			1,254,825
		Distribution/Wholesale: 2.0%
3,500,000		Costco Wholesale Corp., 0.000%, due 08/19/17	3,876,250
			3,876,250
		Diversified Financial Services: 3.9%
980,000	@@,#,L	AngloGold Holdings PLC, 2.375%, due 02/27/09	951,825
4,875,000		Lehman Brothers Holdings, Inc., 1.000%, due 09/16/10	4,424,062
2,000,000	@@,#	RepCon Lux SA, 4.500%, due 01/26/11	2,410,466
			7,786,353
		Electric: 2.3%
2,000,000	L	Centerpoint Energy, Inc., 3.750%, due 05/15/23	2,285,000
2,000,000	L	PPL Energy Supply LLC, 2.625%, due 05/15/23	2,222,500
			4,507,500
		Electrical Components and Equipment: 1.9%
1,000,000	@@	ABB Intl. Finance Ltd., 4.625%, due 05/16/07	1,052,500
3,000,000		GrafTech Intl. Ltd., 1.625%, due 01/15/24	2,707,500
			3,760,000
		Electronics: 3.6%
1,500,000	@@,L	Flextronics Intl. Ltd., 1.000%, due 08/01/10	1,753,125
3,000,000	L	Flir Systems, Inc., 3.000%, due 06/01/23	4,462,500
100,000,000	@@	Sony Corp., 0.000%, due 12/18/08	972,972
			7,188,597
		Energy-Alternate Sources: 1.3%
2,000,000	#,L	Headwaters, Inc., 2.875%, due 06/01/16	2,560,000
			2,560,000
		Entertainment: 0.9%
1,500,000		International Game Technology, 0.860%, due 01/29/33	1,179,375
480,000		Six Flags, Inc., 4.500%, due 05/15/15	511,200
			1,690,575

Principal Amount			Value
		Environmental Control: 1.5%
$3,500,000	L	Allied Waste Industries, Inc., 4.250%, due 04/15/34	$3,049,375
			3,049,375
		Healthcare-Products: 3.1%
2,900,000	L	Advanced Medical Optics Inc, 2.500%, due 07/15/24	3,200,875
2,900,000	#	Henry Schein, Inc., 3.000%, due 08/15/34	3,026,875
			6,227,750
		Healthcare-Services: 1.3%
2,000,000	L	Laboratory Corp. of America Holdings, 1.570%, due 09/11/21	1,540,000
1,000,000	L	Quest Diagnostics, Inc., 1.750%, due 11/30/21	1,088,750
			2,628,750
		Insurance: 3.9%
3,770,000	L	American Intl. Group, Inc., 0.500%, due 05/15/07	3,586,213
1,970,000	#	AmerUs Group Co., 2.000%, due 03/06/32	2,531,450
1,440,000	L	PMA Capital Corp, 6.500%, due 09/30/22	1,564,200
			7,681,863
		Internet: 2.1%
1,470,000	L	Equinix Inc, 2.500%, due 02/15/24	1,719,900
960,000	@@,#	Shanda Interactive Entertainment Ltd, 0.000%, due 10/15/14	1,168,800
1,400,000		Sohu.com, Inc., 0.700%, due 07/14/23	1,228,500
			4,117,200
		Lodging: 1.2%
1,000,000	L	Hilton Hotels Corp., 3.375%, due 04/15/23	1,148,750
1,000,000	L	Starwood Hotels & Resorts Worldwide, Inc., 3.500%, due 05/16/23	1,150,000
			2,298,750
		Media: 3.8%
2,400,000	#,L	Charter Communications Inc, 5.875%, due 11/16/09	2,568,000
2,460,000		Citadel Broadcasting Corp, 1.875%, due 02/15/11	2,198,625
1,000,000		Liberty Media Corp, 3.500%, due 01/15/31	956,250
1,920,000	@@	ZEE Telefilms Ltd, 0.500%, due 04/29/09	1,850,928
			7,573,803
		Mining: 3.4%
1,500,000	@@,L	Inco Ltd., 0.000%, due 03/29/21	1,545,000
1,985,000	@@,L	Inco Ltd., 1.000%, due 03/14/23	2,654,938

See Accompanying Notes to Financial Statements

90

  PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Mining (continued)
$2,000,000	@@,L	Placer Dome, Inc., 2.750%, due 10/15/23	$2,612,500
			6,812,438
		Miscellaneous Manufacturing: 2.7%
3,500,000	@@,#	Tyco Intl. Group SA, 2.750%, due 01/15/18	5,363,750
			5,363,750
		Oil and Gas: 3.3%
1,998,000		Devon Energy Corp., 4.900%, due 08/15/08	2,210,288
2,000,000	@@,L	Formosa Petrochemical Corp., 0.000%, due 06/30/11	2,199,000
1,985,000	#,L	Pride Intl., Inc., 3.250%, due 05/01/33	2,133,875
			6,543,163
		Oil and Gas Services: 0.5%
1,000,000	@@,L	Schlumberger Ltd., 2.125%, due 06/01/23	1,077,500
			1,077,500
		Packaging and Containers: 1.0%
2,000,000	#	Sealed Air Corp., 3.000%, due 06/30/33	2,035,000
			2,035,000
		Pharmaceuticals: 7.9%
1,990,000	L	Amylin Pharmaceuticals, Inc., 2.250%, due 06/30/08	1,947,713
4,000,000		Cephalon, Inc., 2.500%, due 12/15/06	3,944,999
1,920,000	#	Isolagen Inc, 3.500%, due 11/01/24	2,133,600
3,000,000		NPS Pharmaceuticals, Inc., 3.000%, due 06/15/08	2,737,500
1,000,000	L	Sepracor, Inc., 5.000%, due 02/15/07	1,028,750
1,920,000	#	Sepracor, Inc., 0.430%, due 10/15/24	1,764,000
2,000,000		Teva Pharmaceutical Finance LLC, .500%, due 02/01/24	1,962,500
			15,519,062
		Retail: 0.6%
1,100,000		Rite Aid Corp., 4.750%, due 12/01/06	1,116,500
			1,116,500
		Savings and Loans: 2.0%
3,870,000	#	Ocwen Financial Corp., 3.250%, due 08/01/24	4,063,500
			4,063,500
		Semiconductors: 2.7%
3,000,000	L	Advanced Micro Devices, Inc., 4.750%, due 02/01/22	3,393,750
1,000,000		Cypress Semiconductor Corp, 1.250%, due 06/15/08	992,500
960,000	#	Vitesse Semiconductor Corp., 1.500%, due 10/01/24	1,053,600
			5,439,850

Principal Amount			Value
		Telecommunications: 4.0%
$2,000,000		Nextel Partners, Inc., 1.500%, due 11/15/08	$3,142,499
1,000,000	L	NII Holdings, Inc., 2.875%, due 02/01/34	1,107,500
1,470,000	L	Primus Telecommunications Group, Inc., 5.750%, due 02/15/07	1,288,088
1,980,000	L	RF Micro Devices, Inc., 1.500%, due 07/01/10	2,272,050
			7,810,137
		Transportation: 1.2%
985,000	#	Yellow Corp., 5.000%, due 08/08/23	1,636,331
490,000	#	Yellow Corp., 3.375%, due 11/25/23	711,725
			2,348,056
		Total Convertible Corporate Bonds (Cost $120,465,883)	133,157,535
CORPORATE BONDS/NOTES: 0.6%
		Building Materials: 0.6%
960,000	#,L	NCI Building Systems Inc, 2.125%, due 11/15/24	1,092,000
		Total Corporate Bonds/notes (Cost $960,000)	1,092,000
		Total Long-Term Investments (Cost $178,306,148)	197,410,504

SHORT-TERM INVESTMENTS: 27.7%

	Repurchase Agreement: 0.5%
1,065,000	Morgan Stanley Repurchase Agreement 11/30/04, 2.070%, due 12/01/04, $1,065,061 to be received upon repurchase (Collateralized by $980,000 Federal National Mortgage Association, 6.250%, Market Value plus accrued interest $1,089,368, due 07/15/06)		1,065,000
	Total Repurchase Agreement (Cost $1,065,000)		1,065,000
	Securities Lending CollateralCC: 27.2%
53,943,311	The Bank of New York Institutional Cash Reserves Fund		53,943,311
	Total Securities Lending Collateral (Cost $53,943,311)		53,943,311
	Total Short-Term Investments (Cost $55,008,311)		55,008,311
	Total Investments In Securities (Cost $233,314,459)*	127.2%	$252,418,815
	Other Assets and Liabilities-Net	(27.2)	(53,999,439)
	Net Assets	100.0%	$198,419,376

See Accompanying Notes to Financial Statements

91

  PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

@  Non-income producing security

@@  Foreign issuer

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

cc  Securities purchased with cash collateral for securities loaned.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

**  Defaulted security

*  Cost for federal income tax purposes is $233,423,855. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$24,245,259
Gross Unrealized Depreciation	(5,250,299)
Net Unrealized Appreciation	$18,994,960

See Accompanying Notes to Financial Statements

92

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
COMMON STOCK: 55.6%
		Aerospace/Defense: 2.2%
8,320		Boeing Co.	$445,702
4,170		General Dynamics Corp.	451,861
5,100		United Technologies Corp.	497,659
			1,395,222
		Agriculture: 0.8%
9,300		Altria Group, Inc.	534,657
			534,657
		Auto Manufacturers: 0.6%
4,800		PACCAR, Inc.	374,880
			374,880
		Banks: 3.3%
9,100		Bank of America Corp.	421,057
14,785		North Fork Bancorporation, Inc.	425,808
16,100		U.S. Bancorp	477,043
5,900		Wachovia Corp.	305,325
7,900		Wells Fargo & Co.	487,983
			2,117,216
		Beverages: 0.6%
7,900		PepsiCo, Inc.	394,289
			394,289
		Biotechnology: 1.2%
6,600	@	Amgen, Inc.	396,264
6,455	@	Biogen Idec, Inc.	378,779
			775,043
		Chemicals: 3.2%
6,225		Air Products & Chemicals, Inc.	356,381
12,900		Dow Chemical Co.	651,063
9,300		E.I. du Pont de Nemours & Co.	421,476
8,325		Praxair, Inc.	373,793
5,000		Sherwin-Williams Co.	223,000
			2,025,713
		Commercial Services: 0.9%
26,200		Cendant Corp.	593,954
			593,954
		Computers: 2.6%
11,100	@	Dell, Inc.	449,772
36,700	@	EMC Corp.	492,514
7,800		International Business Machines Corp.	735,072
			1,677,358
		Cosmetics/Personal Care: 0.7%
8,400		Procter & Gamble Co.	449,232
			449,232
		Diversified Financial Services: 6.9%
23,100		Citigroup, Inc.	1,033,726
21,800		Countrywide Financial Corp.	723,978
37,120	@	E*TRADE Financial Corp.	514,483
8,900		Goldman Sachs Group, Inc.	932,364
13,000		J.P. Morgan Chase & Co.	489,450
8,800		Lehman Brothers Holdings, Inc.	737,264
1,209	I,XX	North Atlantic Trading Co., Inc.	1
			4,431,266

Shares			Value
		Electric: 0.8%
11,100		Consolidated Edison, Inc.	$486,735
			486,735
		Electronics: 0.5%
4,510		Parker Hannifin Corp.	337,348
			337,348
		Healthcare-Products: 2.4%
6,090		Guidant Corp.	394,815
10,800		Johnson & Johnson	651,456
5,800	@	Zimmer Holdings, Inc.	473,280
			1,519,551
		Healthcare-Services: 0.8%
4,000	@	WellPoint Health Networks, Inc.	500,400
			500,400
		Insurance: 2.1%
13,380		American Intl. Group, Inc.	847,623
6,300		Chubb Corp.	480,123
			1,327,746
		Investment Companies: 1.0%
12,400		iShares Goldman Sachs Semiconductor Index Fund	651,000
			651,000
		Leisure Time: 1.4%
10,300		Carnival Corp.	546,003
6,600		Harley-Davidson, Inc.	381,612
			927,615
		Lodging: 1.1%
8,425		Marriott Intl., Inc.	478,961
4,900		Starwood Hotels & Resorts Worldwide, Inc.	256,221
			735,182
		Machinery-Diversified: 0.6%
8,700		Rockwell Automation, Inc.	411,510
			411,510
		Media: 0.8%
16,400	@	Comcast Corp.	486,260
			486,260
		Mining: 0.7%
13,300		Alcoa, Inc.	451,934
			451,934
		Miscellaneous Manufacturing: 4.7%
9,400		3M Co.	748,146
3,980		Eaton Corp.	268,252
37,200		General Electric Co.	1,315,392
19,480	@@	Tyco Intl. Ltd.	661,736
			2,993,526
		Oil and Gas: 3.2%
10,500		ChevronTexaco Corp.	573,300
19,200		Exxon Mobil Corp.	984,000
9,850	@,@@	Nabors Industries Ltd.	512,200
			2,069,500

See Accompanying Notes to Financial Statements

93

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Shares			Value
		Oil and Gas Services: 2.2%
16,230		Baker Hughes, Inc.	$719,476
13,120		BJ Services Co.	664,790
			1,384,266
		Pharmaceuticals: 2.7%
5,900		Abbott Laboratories	247,564
4,210		Allergan, Inc.	309,435
11,250	@	Barr Pharmaceuticals, Inc.	439,313
13,200		Merck & Co., Inc.	369,864
13,885		Pfizer, Inc.	385,586
			1,751,762
		Retail: 3.0%
9,440		CVS Corp.	428,293
9,010	@	Kohl's Corp.	415,902
7,900		Lowe's Cos., Inc.	437,107
12,600		Wal-Mart Stores, Inc.	655,955
			1,937,257
		Semiconductors: 0.7%
19,800		Intel Corp.	442,530
			442,530
		Software: 1.5%
35,200		Microsoft Corp.	943,712
			943,712
		Telecommunications: 2.4%
13,300	@	Avaya, Inc.	218,386
26,500	@	Cisco Systems, Inc.	495,815
9,900		Qualcomm, Inc.	412,038
16,400		SBC Communications, Inc.	412,788
			1,539,027
		Total Common Stock (Cost $31,718,106)	35,665,691
PREFERRED STOCK: 0.3%
		Banks: 0.3%
16	#,XX	DG Funding Trust	173,100
			173,100
		Electric: 0.0%
1,025	XX	TECO Energy, Inc.	26,045
			26,045
		Total Preferred Stock (Cost $199,878)	199,145
WARRANTS: 0.0%
		Building Materials: 0.0%
400	I,#	Dayton Superior Corp.	4
		Telecommunications: 0.0%
500	I,X	Iridium World Communications, Inc.	-
			-
		Total Warrants (Cost $57,953)	4

Principal Amount			Value
CORPORATE BONDS/NOTES: 10.7%
		Airlines: 0.1%
$90,000		American Airlines, Inc., 7.324%, due 10/15/09	$73,136
			73,136
		Auto Manufacturers: 0.3%
24,000		Ford Motor Co., 6.625%, due 10/01/28	21,743
72,000		Ford Motor Co., 7.450%, due 07/16/31	70,244
76,000		General Motors Corp., 8.375%, due 07/15/33	77,575
			169,562
		Banks: 2.6%
40,000	@@	Australia & New Zealand Banking Group Ltd., 2.405%, due 10/29/49	34,803
48,000	@@	Banco Bradesco SA/Cayman Islands, 8.750%, due 10/24/13	51,840
109,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	122,903
40,000	@@	Bank of Ireland, 2.160%, due 12/29/49	34,656
30,000	@@	Bank of Nova Scotia, 2.115%, due 08/31/85	24,885
50,000		BankAmerica Capital II, 8.000%, due 12/15/26	54,169
43,000	@@,#	Danske Bank A/S, 5.914%, due 12/29/49	45,157
20,000	@@	Den Norske Bank ASA, 2.125%, due 08/29/49	16,575
80,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	96,579
53,000		FBS Capital I, 8.090%, due 11/15/26	57,623
45,000	@@,#	HBOS Capital Funding LP, 6.071%, due 06/30/49	47,813
150,000	@@	HSBC Bank PLC, 1.971%, due 06/29/49	129,903
80,000	@@	Lloyds TSB Bank PLC, 2.090%, due 08/29/49	68,263
80,000	@@	Lloyds TSB Bank PLC, 2.188%, due 06/29/49	71,154
71,000		M & T Bank Corp., 3.850%, due 04/01/13	70,087
51,000		Mellon Capital I, 7.720%, due 12/01/26	55,169
30,000	@@	National Australia Bank Ltd., 2.361%, due 10/29/49	26,102
90,000		National Westminster Bank PLC, 2.563%, due 11/29/49	76,704
58,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	58,704
70,000	@@	Royal Bank of Canada, 1.750%, due 06/29/85	59,921
30,000	@@	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	26,414
20,000	@@	Societe Generale, 2.705%, due 11/29/49	17,150
130,000	@@,C	Standard Chartered PLC, 2.070%, due 12/29/49	104,325

See Accompanying Notes to Financial Statements

94

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Banks (continued)
$160,000	@@,C	Standard Chartered PLC, 2.813%, due 11/29/49	$127,563
49,000		Wells Fargo Capital I, 7.960%, due 12/15/26	53,156
30,000	@@	Westpac Banking Corp., 2.338%, due 09/29/49	25,910
155,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	151,510
			1,709,038
		Beverages: 0.4%
145,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	165,844
11,000	@@	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	13,640
80,000	#,S	Miller Brewing Co., 4.250%, due 08/15/08	80,504
			259,988
		Chemicals: 0.1%
23,000		Dow Chemical Co., 5.750%, due 11/15/09	24,509
22,000	@@,#,S	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	23,391
			47,900
		Diversified Financial Services: 1.6%
22,118	@@,#	Arcel Finance Ltd., 5.984%, due 02/01/09	22,884
47,000	@@,#,S	Arcel Finance Ltd., 6.361%, due 05/01/12	46,872
46,000	@@,#	Arcel Finance Ltd., 7.048%, due 09/01/11	47,523
122,000	@@,#	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	121,390
51,000		Citigroup Capital II, 7.750%, due 12/01/36	54,578
51,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	55,549
72,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	71,661
30,000	@@	Financiere CSFB NV, 2.125%, due 03/29/49	24,877
24,000		Ford Motor Credit Co., 7.000%, due 10/01/13	25,081
106,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	136,557
14,000		JPM Capital Trust I, 7.540%, due 01/15/27	14,946
45,000		JPM Capital Trust II, 7.950%, due 02/01/27	48,771
135,000	#,XX	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	134,477
66,453	@@,#	PF Export Receivables Master Trust, 3.748%, due 06/01/13	64,266
101,236	@@,#	PF Export Receivables Master Trust, 6.436%, due 06/01/15	100,308
69,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	77,491
			1,047,231

Principal Amount			Value
		Electric: 1.6%
$100,000	@@,#	AES Gener SA, 7.500%, due 03/25/14	$104,750
74,842	#	Allegheny Energy Supply Statutory Trust 2001, 10.250%, due 11/15/07	85,881
8,344	#	Allegheny Energy Supply Statutory Trust 2001, 13.000%, due 11/15/07	9,137
91,880		CE Generation LLC, 7.416%, due 12/15/18	95,038
81,000		Consumers Energy Co., 4.250%, due 04/15/08	81,636
62,000	S	DTE Energy Co, 2.740%, due 06/01/07	62,356
98,000	@@,S	Empresa Nacional de Electricidad SA/Chile, 8.625%, due 08/01/15	113,438
116,000		Enterprise Capital Trust II, 3.195%, due 06/30/28	110,454
69,000		Monongahela Power Co., 7.360%, due 01/15/10	75,630
106,000		Ohio Power Co., 6.375%, due 07/15/33	109,111
11,970	#,S	Power Contract Financing LLC, 5.200%, due 02/01/06	12,098
47,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	48,951
18,094		PPL Montana LLC, 8.903%, due 07/02/20	20,458
26,000		Sithe/Independence Funding, 9.000%, due 12/30/13	28,688
31,810	@@,#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	33,073
63,000	S	TXU Corp, 4.446%, due 11/16/06	63,785
			1,054,484
		Food: 0.4%
35,000	S	Kroger Co., 7.250%, due 06/01/09	38,990
65,000	S	Safeway, Inc., 4.800%, due 07/16/07	66,517
45,000		Supervalu, Inc., 7.875%, due 08/01/09	51,565
89,000	S	Tyson Foods, Inc., 7.250%, due 10/01/06	94,698
			251,770
		Gas: 0.1%
67,000	#,S	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	71,606
			71,606
		Healthcare-Services: 0.1%
50,000		HCA, Inc., 5.500%, due 12/01/09	49,814
			49,814
		Home Builders: 0.0%
4,000		Technical Olympic USA, Inc., 9.000%, due 07/01/10	4,330
			4,330

See Accompanying Notes to Financial Statements

95

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Insurance: 0.4%
$18,000	@@,#	Farmers Insurance Exchange, 6.000%, due 08/01/14	$17,862
26,000	@@,#	Farmers Insurance Exchange, 8.625%, due 05/01/24	30,180
54,000	@@,#	Monumental Global Funding II, 3.850%, due 03/03/08	53,964
53,000	S	Prudential Financial, Inc., 4.104%, due 11/15/06	53,570
88,000	@@,#	Zurich Capital Trust I, 8.376%, due 06/01/37	97,489
			253,065
		Media: 0.1%
48,000		COX Communications, Inc., 6.850%, due 01/15/18	50,132
10,000	@@	Rogers Cable, Inc., 6.750%, due 03/15/15	10,200
			60,332
		Mining: 0.2%
47,000	@@,#	Corp Nacional del Cobre de Chile, 5.500%, due 10/15/13	48,335
74,000	@@,S	Vale Overseas Ltd., 8.625%, due 03/08/07	82,214
			130,549
		Multi-National: 0.2%
124,000	@@,S	Corp Andina de Fomento CAF, 6.875%, due 03/15/12	137,660
			137,660
		Oil and Gas: 1.0%
59,000		Amerada Hess Corp., 6.650%, due 08/15/11	64,592
67,000	@@,#	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	64,799
76,000	@@,#	Gazprom International SA, 7.201%, due 02/01/20	79,420
53,000	@@	Husky Energy, Inc., 6.150%, due 06/15/19	55,969
104,000	#	Pemex Project Funding Master Trust, 3.180%, due 06/15/10	106,860
37,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	40,460
37,000	@@	Petroleos Mexicanos, 9.250%, due 03/30/18	44,955
22,868	@@	Petrozuata Finance, Inc., 7.630%, due 04/01/09	23,868
100,000	@@	Tengizchevroil Finance Co S.ar.1, 6.124%, due 11/15/14	100,000
42,000		Valero Energy Corp., 8.750%, due 06/15/30	54,429
			635,352
		Packaging and Containers: 0.1%
32,000	#	Sealed Air Corp., 5.375%, due 04/15/08	33,308
			33,308

Principal Amount			Value
		Real Estate: 0.2%
$70,000		EOP Operating LP, 7.750%, due 11/15/07	$77,461
61,000	S	Liberty Property LP, 7.750%, due 04/15/09	68,490
			145,951
		Real Estate Investment Trusts: 0.5%
11,000		Liberty Property Trust, 6.375%, due 08/15/12	11,824
99,000		Rouse Co., 7.200%, due 09/15/12	105,881
50,000		Rouse Co., 8.000%, due 04/30/09	54,780
54,000		Simon Property Group LP, 4.875%, due 03/18/10	54,711
96,000	S	Simon Property Group LP, 6.375%, due 11/15/07	102,489
			329,685
		Savings and Loans: 0.1%
48,000		Great Western Financial, 8.206%, due 02/01/27	52,248
			52,248
		Telecommunications: 0.5%
101,000		AT&T Corp., 9.750%, due 11/15/31	117,539
65,000		BellSouth Corp., 4.200%, due 09/15/09	64,782
43,000	S	Sprint Capital Corp., 4.780%, due 08/17/06	43,877
15,000	S	Sprint Capital Corp., 8.375%, due 03/15/12	18,147
53,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	51,097
500,000	I,X,**	Winstar Communications, Inc., 0.000%, due 04/15/10	50
			295,492
		Transportation: 0.1%
42,000	@@,#	MISC Capital Ltd., 6.125%, due 07/01/14	44,616
			44,616
		Total Corporate Bonds/Notes (Cost $7,204,050)	6,857,117
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.7%
		Federal Home Loan Bank: 0.4%
270,000		3.250%, due 12/17/07	268,005
			268,005
		Federal Home Loan Mortgage Corporation: 4.0%
556,000		2.700%, due 03/16/07	549,128
361,000		4.500%, due 10/15/12	364,106
93,437		4.500%, due 04/01/14	93,307
54,000	W	5.500%, due 12/15/18	55,671
96,000		5.875%, due 03/21/11	103,118
93,813		6.000%, due 04/01/14	98,592
556,260		6.000%, due 01/15/29	576,823
193,012		6.500%, due 12/01/31	202,528
488,000	W	7.000%, due 12/15/34	517,585
			2,560,858

See Accompanying Notes to Financial Statements

96

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Federal National Mortgage Association: 9.0%
$325,000		2.875%, due 05/19/08	$316,724
141,000		4.750%, due 12/25/42	141,842
420,000	W	5.000%, due 12/01/17	425,644
2,562,000	W	5.000%, due 01/15/34	2,521,167
150,000		5.250%, due 08/01/12	154,419
5,070	W	5.500%, due 12/15/19	5,230
569,000	W	5.500%, due 01/01/33	574,156
199,639		6.000%, due 08/01/16	209,314
67,686		6.000%, due 10/01/18	70,959
344,344		6.000%, due 07/25/29	355,621
145,711		6.000%, due 04/25/31	150,885
96,000		6.000%, due 12/15/33	99,090
211,000		6.000%, due 01/15/34	217,264
231,000		6.500%, due 12/15/34	242,406
135,000		6.625%, due 11/15/10	152,115
35,691		7.500%, due 09/01/30	38,269
65,451		7.500%, due 06/25/32	70,164
84,049		7.500%, due 01/25/48	89,569
			5,834,838
		Government National Mortgage Association: 0.3%
164,311		6.500%, due 06/15/29	173,404
			173,404
		Total U.S. Government Agency Obligations (Cost $8,845,801)	8,837,105
U.S. TREASURY OBLIGATIONS: 7.1%
		U.S. Treasury Bonds: 2.4%
229,000	W	4.250%, due 11/15/14	227,104
885,000	S	5.375%, due 02/15/31	931,739
121,000		6.250%, due 08/15/23	138,876
228,000	S	10.375%, due 11/15/12	272,986
			1,570,705
		U.S. Treasury Notes: 4.4%
1,530,000		1.625%, due 01/31/05	1,529,284
237,000		2.875%, due 11/30/06	236,426
175,000		3.000%, due 11/15/07	173,742
906,000	S	3.500%, due 11/15/09	898,073
			2,837,525
		U.S. Treasury STRIP: 0.3%
325,000	S	4.870%, due 05/15/16	188,545
			188,545
		Total U.S. Treasury Obligations (Cost $4,637,354)	4,596,775
ASSET-BACKED SECURITIES: 3.2%
		Automobile Asset-Backed Securities: 0.3%
95,000		Capital One Auto Finance Trust, 3.180%, due 09/15/10	94,176
50,000		Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	48,759
40,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	39,319
			182,254

Principal Amount			Value
		Credit Card Asset-Backed Securities: 0.4%
$55,000		Bank One Issuance Trust, 4.540%, due 09/15/10	$55,808
55,000		Capital One Master Trust, 4.900%, due 03/15/10	56,883
95,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	98,492
75,000		MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	77,624
			288,807
		Home Equity Asset-Backed Securities: 2.1%
89,900		Asset Backed Funding Certificates, 2.461%, due 11/25/33	89,930
157,159	XX	Bayview Financial Acquisition Trust, 2.694%, due 09/28/43	157,343
267,966		Centex Home Equity, 2.460%, due 01/25/34	268,383
294,505		Emergent Home Equity Loan Trust, 7.080%, due 12/15/28	301,456
236,000		GSAA Trust, 5.242%, due 05/25/35	234,553
103,738		Merrill Lynch Mortgage Investors, Inc., 2.541%, due 07/25/34	103,847
38,662		Residential Asset Mortgage Products, Inc., 2.491%, due 06/25/33	38,654
143,994		Residential Asset Securities Corp., 2.491%, due 12/25/33	144,283
			1,338,449
		Other Asset-Backed Securities: 0.4%
34,678	XX	Amortizing Residential Collateral Trust, 2.681%, due 05/25/32	34,657
11,000		Chase Funding Mortgage Loan, 2.734%, due 09/25/24	10,944
7,000		Chase Funding Mortgage Loan, 4.045%, due 05/25/33	7,036
52,488		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.481%, due 07/25/33	52,550
96,000	XX	First Horizon Asset Back Trust, 0.000%, due 10/25/34	96,000
8,000	XX	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	7,980
8,000	XX	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	7,983
			217,150
		Total Asset-backed Securities (Cost $2,022,196)	2,026,660

See Accompanying Notes to Financial Statements

97

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 11.2%
		Commercial Mortgage-Backed Securities: 2.4%
$81,000		Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	$81,394
79,000		COMM, 3.600%, due 03/10/39	77,665
303,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	302,519
40,000		CS First Boston Mortgage Securities Corp., 7.792%, due 04/14/62	46,162
215,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	231,638
60,000	#	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	65,433
570,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	640,777
97,000		GE Capital Commercial Mortgage Corp., 5.994%, due 12/10/35	103,893
			1,549,481
		Federal Home Loan Mortgage Corporation: 0.7%
469,538		Freddie Mac, 2.740%, due 04/15/32	473,362
			473,362
		Whole Loan Collateral PAC: 1.1%
141,376		GSR Mortgage Loan Trust, 2.581%, due 10/25/32	141,421
184,642		MASTR Alternative Loans Trust, 2.581%, due 11/25/33	184,895
112,723		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	114,742
239,756		Washington Mutual, 2.580%, due 03/25/34	240,236
			681,294
		Whole Loan Collateralized Mortgage Obligations: 7.0%
203,712		Banc of America Funding Corp, 5.750%, due 09/20/34	206,434
320,763		Bank of America Alternative Loan Trust, 2.631%, due 12/25/33	321,260
134,393		Bank of America Mortgage Securities, 2.631%, due 12/25/33	134,582
113,471		Bank of America Mortgage Securities, 5.000%, due 12/25/18	114,216
115,217		Bank of America Mortgage Securities, 5.000%, due 06/25/33	114,749
69,629		Bank of America Mortgage Securities, 5.250%, due 11/25/19	70,586
63,823		Bank of America Mortgage Securities, 5.500%, due 11/25/33	63,215
111,134		Citicorp Mortgage Securities, Inc., 2.433%, due 10/25/33	110,913

Principal Amount			Value
		Whole Loan Collateralized Mortgage Obligations: (continued)
$70,502		Countrywide Alternative Loan Trust, 2.581%, due 07/25/18	$70,647
108,225		Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	108,935
117,715		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	118,487
99,000		Countrywide Home Loan Mortgage Pass Through Trust, 6.000%, due 11/25/34	102,240
114,000		CS First Boston Mortgage Securities Corp., 4.147%, due 10/25/33	113,167
139,081		GMAC Mortgage Corp. Loan Trust, 5.250%, due 04/25/34	139,463
230,000		GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	233,620
121,455		GSR Mortgage Loan Trust, 6.500%, due 01/25/34	126,655
96,432		Homebanc Mortgage Trust, 2.611%, due 08/25/29	96,384
161,000	XX	MASTR Alternative Loans Trust, 0.000%, due 01/15/20	165,025
109,000		MASTR Alternative Loans Trust, 5.750%, due 09/25/34	110,851
198,909		MASTR Alternative Loans Trust, 6.000%, due 09/25/34	204,007
92,021		MASTR Asset Securitization Trust, 2.631%, due 11/25/33	92,222
98,000		MASTR Asset Securitization Trust, 5.500%, due 09/25/34	96,630
80,784		MLCC Mortgage Investors, Inc., 2.541%, due 04/25/29	80,920
139,324		Prime Mortgage Trust, 5.250%, due 11/25/19	141,240
132,467		Residential Accredit Loans, Inc., 2.631%, due 03/25/18	132,729
99,000		Residential Asset Securitization Trust, 5.500%, due 11/25/34	97,580
143,000		Residential Funding Mortgage Sec I, 5.750%, due 09/25/34	143,522
581,144		Thornburg Mortgage Securities Trust, 2.531%, due 12/25/33	581,322
141,004		Washington Mutual, 6.000%, due 06/25/34	144,617
182,847		Wells Fargo Mortgage Backed Securities Trust, 2.681%, due 02/25/34	183,185
130,000		Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	124,671
			4,544,074
		Total Collateralized Mortgage Obligations (Cost $7,298,929)	7,248,211

See Accompanying Notes to Financial Statements

98

  PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

Principal Amount			Value
OTHER BONDS: 0.5%
		Sovereign: 0.5%
$29,118	@@	Brazilian Government Intl. Bond, 3.125%, due 04/15/12	$27,367
22,000	@@	Brazilian Government Intl. Bond, 12.250%, due 03/06/30	27,940
36,000	@@,S	Colombia Government Intl. Bond, 10.000%, due 01/23/12	40,950
59,000	@@	Dominican Republic, 9.040%, due 01/23/13	51,478
71,000	@@	Russian Federation, 5.000%, due 03/31/30	70,840
28,000	@@,S	Turkey Government Intl. Bond, 12.375%, due 06/15/09	34,860
14,000	@@,#	Ukraine Government Intl. Bond, 7.650%, due 06/11/13	14,175
50,847	@@,S,XX	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	58,800
15,000	@@	Venezuela Government Intl. Bond, 8.500%, due 10/08/14	15,638
		Total Other Bonds (Cost $321,737)	342,048
MUNICIPAL BONDS: 0.1%
		Municipal: 0.1%
25,000		City of New York NY, 5.000%, due 11/01/08	26,966
25,000		City of New York NY, 5.000%, due 11/01/11	27,300
25,000		City of New York NY, 5.000%, due 11/01/15	27,156
		Total Municipal Bonds (Cost $82,205)	81,422
		Total Long-Term Investments (Cost $62,388,209)	65,854,178

SHORT-TERM INVESTMENTS: 5.1%

	Repurchase Agreement: 5.1%
3,292,000	Morgan Stanley Repurchase Agreement 11/30/04, 2.070%, due 12/01/04, $3,292,189 to be received upon repurchase (Collateralized by $3,220,000 various U.S. Government Agency Obligation, 4.750%-5.250%, Market Value plus accrued interest $3,365,716, due 01/02/07-08/01/12)		3,292,000
	Total Short-Term Investments (Cost $3,292,000)		3,292,000
	Total Investments In Securities (Cost $65,680,209)*	107.5%	$69,146,178
	Other Assets and Liabilities-Net	(7.5)	(4,849,488)
	Net Assets	100.0%	$64,296,690

@  Non-income producing security

@@  Foreign issuer

STRIP  Separate Trading of Registered Interest and Principal of Securities

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

W  When-issued or delayed delivery security.

S  Segregated securities for futures, when-issued or delayed delivery securities held at November 30, 2004.

I  Illiquid security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

XX  Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund's valuation procedures.

**  Defaulted security

*  Cost for federal income tax purposes is $65,725,180. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,643,604
Gross Unrealized Depreciation	(1,222,606)
Net Unrealized Depreciation	$3,420,998

Information concerning open futures for ING Equity and Bond Fund at November 30, 2004 is shown below:

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
U.S. 2 Year Treasury Note	3	$(630,797)	01/05/05	$595
U.S. 10 Year Treasury Note	10	(1,114,531)	12/30/04	10,731
		$(1,745,328)		$11,326
Long Contracts
U.S. Long Bond	7	$777,656	12/30/04	$(4,285)

See Accompanying Notes to Financial Statements

99

  PORTFOLIO OF INVESTMENTS
ING REAL ESTATE FUND  AS OF NOVEMBER 30, 2004 (UNAUDITED)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 93.2%
		Apartments: 19.0%
99,600	L	Apartment Investment & Management Co.	$3,622,452
338,100	L	Archstone-Smith Trust	12,340,650
102,600	L	AvalonBay Communities, Inc.	7,294,860
154,500	L	Camden Property Trust	7,575,135
60,200	L	Essex Property Trust, Inc.	4,847,906
30,000	L	Post Properties, Inc.	1,023,000
424,500		United Dominion Realty Trust, Inc.	9,759,255
			46,463,258
		Diversified: 8.0%
127,100	@	American Campus Communities, Inc.	2,656,390
204,000		Liberty Property Trust	8,364,000
116,600		Vornado Realty Trust	8,570,100
			19,590,490
		Health Care: 2.0%
385,800		Omega Healthcare Investors, Inc.	4,826,358
			4,826,358
		Hotels: 5.0%
465,500		Host Marriott Corp.	7,289,730
81,100		LaSalle Hotel Properties	2,489,770
167,800		Strategic Hotel Capital, Inc.	2,533,780
			12,313,280
		Office Property: 21.7%
205,000		Arden Realty, Inc.	7,380,000
199,100		Boston Properties, Inc.	11,981,838
176,650		Corporate Office Properties Trust SBI MD	4,907,337
54,000		Mack-Cali Realty Corp.	2,361,960
277,800		Maguire Properties, Inc.	7,308,918
85,400		Prentiss Properties Trust	3,193,106
150,100	L	SL Green Realty Corp.	8,650,263
439,000		Trizec Properties, Inc.	7,230,330
			53,013,752
		Regional Malls: 18.5%
70,900		CBL & Associates Properties, Inc.	5,196,261
182,900		General Growth Properties, Inc.	6,275,299
140,100	L	Macerich Co.	8,509,674
198,900		Mills Corp.	11,806,704
214,800		Simon Property Group, Inc.	13,334,784
			45,122,722
		Shopping Centers: 10.3%
148,400		Acadia Realty Trust	2,248,260
164,900	L	Developers Diversified Realty Corp.	7,098,945
122,400		Pan Pacific Retail Properties, Inc.	7,258,320
166,700		Regency Centers Corp.	8,668,400
			25,273,925
		Storage: 1.0%
173,300		Extra Space Storage, Inc.	2,408,870
			2,408,870

Shares			Value
		Warehouse: 7.7%
207,279	L	Catellus Development Corp.	$6,508,561
305,200		ProLogis	12,278,196
			18,786,757
		Total Real Estate Investment Trust (Cost $173,275,454)	227,799,412
COMMON STOCK: 5.1%
		Hotels and Motels: 5.1%
238,700	L	Starwood Hotels & Resorts Worldwide, Inc.	12,481,623
		Total Common Stock (Cost $8,829,008)	12,481,623
		Total Long-Term Investments (Cost $182,104,462)	240,281,035
Principal Amount			Value

SHORT-TERM INVESTMENTS: 3.7%

	Securities Lending CollateralCC: 3.7%
$9,043,070	The Bank of New York Institutional Cash Reserves Fund		9,043,070
	Total Short-Term Investments (Cost $9,043,070)		9,043,070
	Total Investments In Securities (Cost $191,147,532)*	102.0%	$249,324,105
	Other Assets and Liabilities-Net	(2.0)	(4,954,005)
	Net Assets	100.0%	$244,370,100

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at November 30, 2004.

*  Cost for federal income tax purposes is $189,916,706. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$59,407,399
Gross Unrealized Depreciation	-
Net Unrealized Appreciation	$59,407,399

See Accompanying Notes to Financial Statements

100

(THIS PAGE INTENTIONALLY LEFT BLANK)

ING Funds Distributor, LLC offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180.

Domestic Equity and Income Funds

ING Balanced Fund
ING Convertible Fund
ING Equity and Bond Fund
ING Equity Income Fund
ING Real Estate Fund

Domestic Equity Growth Funds

ING Disciplined LargeCap Fund
ING Growth Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING SmallCap Opportunities Fund
ING Small Company Fund

Domestic Equity Index Funds

ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

Domestic Equity Value Funds

ING Financial Services Fund
ING LargeCap Value Fund
ING MagnaCap Fund
ING MidCap Value Fund
ING SmallCap Value Fund
ING Value Opportunity Fund

Fixed Income Funds

ING GNMA Income Fund
ING Government Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING National Tax Exempt Bond Fund

Global Equity Funds

ING Global Equity Dividend Fund
ING Global Real Estate Fund
ING Global Science and Technology Fund
ING Worldwide Growth Fund

International Equity Funds

ING Emerging Countries Fund
ING Foreign Fund
ING International Fund
ING International Growth Fund
ING International SmallCap Growth Fund
ING International Value Fund
ING Precious Metals Fund
ING Russia Fund

Loan Participation Fund

ING Senior Income Fund

Money Market Funds*

ING Aeltus Money Market Fund
ING Classic Money Market Fund
ING Lexington Money Market Trust
ING Money Market Fund

Strategic Allocation Funds

ING Strategic Allocation Balanced Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Income Fund

*  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrants use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrants' website at www.ingfunds.com and (3) on the SEC's website at www.sec.gov.

Information regarding how the Registrants voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrants' website at www.ingfunds.com and on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrants file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrants' Forms N-Q are available on the SEC's website at www.sec.gov. The Registrants' Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrants by calling Shareholder Services toll-free at 800-992-0180.

Investment Manager

ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Legal Counsel

Dechert
1775 I Street, N.W.
Washington, D.C. 20006

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

PRSAR-UFDEIQ (1104-012805)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.                             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee (“Committee”) for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Trustee vacancies on the Board.  The Committee currently consists of four Trustees of the Board, none of whom are considered “interested persons” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.  The Committee has adopted a written charter that sets forth the policies and procedures of the Committee.  The Committee will accept referrals for potential candidates from Board members, Fund shareholders, legal counsel to the disinterested Trustees or such other sources as the Committee deems appropriate.  Shareholders can submit recommendations in writing to the attention of the Chairperson of the Committee at an address to be maintained by Fund management for this purpose.  In order for the Committee to consider a potential candidate, the Committee initially must receive at least the following information regarding such person: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance.

ITEM 10.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Investment Funds, Inc.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	February 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	February 7, 2005

By	/s/	Michael J. Roland
Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	February 7, 2005